UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Australia (23.8%)
BHP Billiton Ltd.	6,582,117	238,933
Commonwealth Bank of Australia	3,009,119	143,559
Westpac Banking Corp.	5,837,485	126,941
Australia & New Zealand Banking Group Ltd.	4,967,938	103,948
National Australia Bank Ltd.	4,156,857	94,820
Woolworths Ltd.	2,431,911	56,756
Wesfarmers Ltd.	1,971,316	55,535
Rio Tinto Ltd.	854,605	54,852
Westfield Group	4,299,718	47,561
Woodside Petroleum Ltd.	1,067,050	40,284
CSL Ltd.	1,091,647	32,729
QBE Insurance Group Ltd.	2,009,987	30,379
Newcrest Mining Ltd.	947,599	28,164
Telstra Corp. Ltd.	8,534,265	24,873
Origin Energy Ltd.	1,721,395	24,066
Macquarie Group Ltd.	656,099	22,150
Foster's Group Ltd.	3,791,072	19,795
Santos Ltd.	1,634,208	19,707
AMP Ltd.	4,023,267	19,330
Suncorp-Metway Ltd.	2,495,807	18,927
Orica Ltd.	709,053	16,164
Stockland	4,679,439	16,076
Amcor Ltd.	2,397,822	14,259
Brambles Ltd.	2,773,612	13,570
Insurance Australia Group Ltd.	4,084,365	12,641
AGL Energy Ltd.	881,393	11,796
Coca-Cola Amatil Ltd.	1,103,185	11,451
Transurban Group	2,499,957	10,115
AXA Asia Pacific Holdings Ltd.	2,024,413	9,949
* Fortescue Metals Group Ltd.	2,438,620	9,499
Incitec Pivot Ltd.	3,193,522	9,418
GPT Group	3,455,032	8,956
ASX Ltd.	338,403	8,862
* Asciano Group	5,746,641	8,818
Wesfarmers Ltd. Price Protected Shares	298,669	8,433
Computershare Ltd.	873,069	8,001
WorleyParsons Ltd.	376,085	7,880
BlueScope Steel Ltd.	3,589,191	7,723
TABCORP Holdings Ltd.	1,188,441	7,369
Cochlear Ltd.	110,545	7,068
OneSteel Ltd.	2,599,202	7,048
^ Leighton Holdings Ltd.	263,176	7,033
Mirvac Group	5,840,575	7,021
Toll Holdings Ltd.	1,299,184	6,997
Lend Lease Group	1,057,503	6,978
Dexus Property Group	9,321,179	6,885
* OZ Minerals Ltd.	6,104,760	6,826
Goodman Group	12,213,356	6,803
Sonic Healthcare Ltd.	721,776	6,738

	Alumina Ltd.	4,769,470	6,719
	Crown Ltd.	883,761	6,379
	Metcash Ltd.	1,497,220	6,028
	Intoll Group	4,421,462	5,872
	CFS Retail Property Trust	3,438,447	5,852
	Tatts Group Ltd.	2,498,381	5,539
^	Fairfax Media Ltd.	4,144,039	5,532
	Boral Ltd.	1,396,615	5,365
	Bendigo and Adelaide Bank Ltd.	684,548	5,081
*	James Hardie Industries SE	850,874	5,028
*	Qantas Airways Ltd.	2,183,431	4,893
*	Arrow Energy Ltd.	1,146,212	4,853
*	Paladin Energy Ltd.	1,335,744	4,666
	CSR Ltd.	2,965,556	4,625
	MAp Group	1,453,341	3,900
	Sims Metal Management Ltd. ADR	235,750	3,777
^	Harvey Norman Holdings Ltd.	1,047,223	3,316
	Billabong International Ltd.	399,440	3,295
	Goodman Fielder Ltd.	2,706,213	3,267
	MacArthur Coal Ltd.	251,708	2,860
	Caltex Australia Ltd.	266,252	2,474
^	Aristocrat Leisure Ltd.	783,379	2,407
	SP AusNet	2,632,863	1,901
	Energy Resources of Australia Ltd.	132,230	1,652
	Sims Metal Management Ltd.	82,407	1,327
			1,580,294
Hong Kong (7.1%)
	Sun Hung Kai Properties Ltd.	2,767,121	40,713
	Hong Kong Exchanges and Clearing Ltd.	2,005,146	33,022
	Cheung Kong Holdings Ltd.	2,726,408	32,958
	CLP Holdings Ltd.	3,773,547	27,885
	Hutchison Whampoa Ltd.	4,178,599	27,648
	Hong Kong & China Gas Co. Ltd.	8,444,173	21,117
	Hang Seng Bank Ltd.	1,498,169	20,767
	Li & Fung Ltd.	4,446,681	20,462
	BOC Hong Kong Holdings Ltd.	7,267,992	18,688
	Swire Pacific Ltd.	1,511,227	18,395
	Hang Lung Properties Ltd.	4,072,242	17,019
	Hongkong Electric Holdings Ltd.	2,724,665	16,505
	Wharf Holdings Ltd.	2,703,792	14,813
	Esprit Holdings Ltd.	2,260,300	14,205
	Henderson Land Development Co. Ltd.	2,108,034	13,127
	Bank of East Asia Ltd.	2,972,822	11,695
	Link REIT	4,310,976	11,205
	MTR Corp.	2,806,103	9,868
	Hang Lung Group Ltd.	1,576,181	9,257
	New World Development Ltd.	4,979,545	8,917
	Kerry Properties Ltd.	1,397,740	7,057
	Sino Land Co. Ltd.	3,344,114	6,334
*	Sands China Ltd.	3,943,200	6,113
	Wheelock & Co. Ltd.	1,788,647	5,579
*,^ Wynn Macau Ltd.		3,058,400	5,226
	Shangri-La Asia Ltd.	2,552,085	5,175
	Cathay Pacific Airways Ltd.	2,312,220	5,156
	Yue Yuen Industrial Holdings Ltd.	1,459,217	4,747
	Hysan Development Co. Ltd.	1,229,187	3,827
	Wing Hang Bank Ltd.	349,393	3,777

	ASM Pacific Technology Ltd.	388,441	3,552
	Hopewell Holdings Ltd.	1,113,323	3,519
*	Orient Overseas International Ltd.	426,565	3,336
	Cheung Kong Infrastructure Holdings Ltd.	886,854	3,324
	NWS Holdings Ltd.	1,644,015	3,077
*,^ Foxconn International Holdings Ltd.		4,205,816	2,961
	Television Broadcasts Ltd.	554,897	2,575
	Lifestyle International Holdings Ltd.	1,140,544	2,377
*	Mongolia Energy Co. Ltd.	6,052,219	2,288
	PCCW Ltd.	7,344,653	2,259
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	399,606	62
			470,587
Japan (63.4%)
	Toyota Motor Corp.	5,410,083	189,915
	Mitsubishi UFJ Financial Group Inc.	24,973,720	123,719
	Honda Motor Co. Ltd.	3,238,854	102,472
	Canon Inc.	2,223,559	96,315
	Sumitomo Mitsui Financial Group Inc.	2,634,761	81,201
	Takeda Pharmaceutical Co. Ltd.	1,471,417	67,521
	Tokyo Electric Power Co. Inc.	2,388,264	65,503
	Mizuho Financial Group Inc.	39,250,613	63,627
	Sony Corp.	1,970,329	61,643
	Mitsubishi Corp.	2,661,772	57,447
	Nintendo Co. Ltd.	194,661	54,343
	Panasonic Corp.	3,849,011	50,860
	NTT DoCoMo Inc.	30,172	47,935
	Softbank Corp.	1,592,431	47,504
	Fanuc Ltd.	375,939	44,379
	Mitsui & Co. Ltd.	3,408,380	43,729
	East Japan Railway Co.	666,937	42,863
	Nippon Telegraph & Telephone Corp.	1,018,923	42,379
	Toshiba Corp.	7,896,214	41,308
	Shin-Etsu Chemical Co. Ltd.	805,281	40,011
	Komatsu Ltd.	1,860,778	38,987
	Nomura Holdings Inc.	6,929,554	38,967
	Tokio Marine Holdings Inc.	1,420,288	38,830
*	Nissan Motor Co. Ltd.	4,876,032	37,333
	Hitachi Ltd.	8,860,404	36,772
	Seven & I Holdings Co. Ltd.	1,511,179	36,070
	Kansai Electric Power Co. Inc.	1,484,865	35,960
	Nippon Steel Corp.	10,011,270	34,147
	Mitsubishi Electric Corp.	3,789,896	32,970
	Mitsubishi Estate Co. Ltd.	2,319,005	32,657
	Chubu Electric Power Co. Inc.	1,298,533	32,149
	Astellas Pharma Inc.	886,568	29,985
	Kyocera Corp.	318,844	28,407
	Japan Tobacco Inc.	8,824	28,399
	FUJIFILM Holdings Corp.	908,094	28,279
	JFE Holdings Inc.	903,516	27,943
	KDDI Corp.	5,717	27,871
	Denso Corp.	953,340	27,296
	Fujitsu Ltd.	3,651,530	25,877
	Kao Corp.	1,058,897	25,039
	Daiichi Sankyo Co. Ltd.	1,320,104	24,537
	Mitsui Fudosan Co. Ltd.	1,642,322	24,303
	Central Japan Railway Co.	2,951	24,003
*	JX Holdings Inc.	4,401,939	23,845

MS&AD Insurance Group Holdings	1,058,262	23,418
Sumitomo Corp.	2,205,907	23,412
ITOCHU Corp.	2,951,727	22,973
Tokyo Gas Co. Ltd.	5,034,233	22,829
Bridgestone Corp.	1,274,632	22,774
Mitsubishi Heavy Industries Ltd.	5,949,617	22,264
Dai-ichi Life Insurance Co. Ltd.	15,674	22,242
Kirin Holdings Co. Ltd.	1,640,261	21,858
Sharp Corp.	1,959,523	21,452
Hoya Corp.	854,265	20,277
Asahi Glass Co. Ltd.	1,976,824	20,132
Nidec Corp.	213,331	20,056
Murata Manufacturing Co. Ltd.	397,267	19,632
Secom Co. Ltd.	411,392	18,899
Keyence Corp.	81,379	18,710
Ricoh Co. Ltd.	1,313,880	18,146
Tohoku Electric Power Co. Inc.	839,505	18,098
Tokyo Electron Ltd.	336,985	18,074
Kubota Corp.	2,268,452	17,921
Terumo Corp.	331,306	17,402
Marubeni Corp.	3,242,703	17,398
Sumitomo Electric Industries Ltd.	1,481,291	17,277
Daikin Industries Ltd.	460,540	17,095
Eisai Co. Ltd.	495,095	16,878
Kyushu Electric Power Co. Inc.	745,051	16,840
* NKSJ Holdings Inc.	2,773,190	16,210
ORIX Corp.	205,620	16,144
Sumitomo Metal Industries Ltd.	6,607,423	15,956
Fast Retailing Co. Ltd.	104,021	15,638
Sumitomo Trust & Banking Co. Ltd.	2,796,449	15,476
Shiseido Co. Ltd.	684,492	15,272
Mitsui OSK Lines Ltd.	2,250,308	15,209
Toray Industries Inc.	2,830,172	15,153
TDK Corp.	241,784	14,569
Daiwa Securities Group Inc.	3,264,398	14,114
Osaka Gas Co. Ltd.	3,815,164	14,081
SMC Corp.	105,906	13,999
NEC Corp.	5,115,035	13,783
Sumitomo Metal Mining Co. Ltd.	1,028,122	13,674
Asahi Breweries Ltd.	759,711	13,448
Suzuki Motor Corp.	639,474	13,385
^ Sumitomo Chemical Co. Ltd.	3,089,177	13,378
Dai Nippon Printing Co. Ltd.	1,100,691	13,286
^ Resona Holdings Inc.	1,193,029	13,057
Asahi Kasei Corp.	2,478,989	12,949
Nippon Yusen KK	2,999,747	12,671
Aeon Co. Ltd.	1,179,095	12,620
Sumitomo Realty & Development Co. Ltd.	700,920	12,602
West Japan Railway Co.	3,339	12,346
Ajinomoto Co. Inc.	1,305,475	12,343
Mitsubishi Chemical Holdings Corp.	2,359,054	12,142
Rohm Co. Ltd.	192,480	12,130
Chugoku Electric Power Co. Inc.	582,994	12,073
Shionogi & Co. Ltd.	584,563	11,951
T&D Holdings Inc.	535,270	11,680
Olympus Corp.	426,387	11,434
Odakyu Electric Railway Co. Ltd.	1,229,915	11,222
Nitto Denko Corp.	324,201	11,216

Bank of Yokohama Ltd.	2,405,400	11,070
Nikon Corp.	629,860	10,971
Yahoo! Japan Corp.	28,442	10,908
Yamada Denki Co. Ltd.	161,349	10,890
Rakuten Inc.	14,112	10,804
^ Inpex Corp.	2,153	10,532
Aisin Seiki Co. Ltd.	375,414	10,447
Shikoku Electric Power Co. Inc.	349,877	10,309
^ Kintetsu Corp.	3,185,138	10,257
Kobe Steel Ltd.	4,882,025	10,219
Hankyu Hanshin Holdings Inc.	2,241,467	10,129
Sekisui House Ltd.	1,126,495	9,978
JS Group Corp.	491,939	9,913
* Mitsubishi Motors Corp.	7,595,141	9,885
Konica Minolta Holdings Inc.	940,468	9,851
Shizuoka Bank Ltd.	1,183,162	9,831
Yamato Holdings Co. Ltd.	782,014	9,694
Unicharm Corp.	81,028	9,621
Omron Corp.	399,255	9,602
Tokyu Corp.	2,228,850	9,586
Toyota Industries Corp.	351,235	9,445
Panasonic Electric Works Co. Ltd.	735,122	9,319
Daiwa House Industry Co. Ltd.	943,530	9,266
Tobu Railway Co. Ltd.	1,601,988	9,179
Chiba Bank Ltd.	1,494,620	9,121
Toppan Printing Co. Ltd.	1,096,764	9,026
NTT Data Corp.	2,479	9,019
Nippon Electric Glass Co. Ltd.	683,006	8,680
Nippon Building Fund Inc. Class A	1,011	8,604
Keihin Electric Express Railway Co. Ltd.	921,193	8,576
Japan Real Estate Investment Corp.	961	8,491
Kuraray Co. Ltd.	676,465	8,463
Daito Trust Construction Co. Ltd.	153,969	8,393
NGK Insulators Ltd.	495,978	8,368
Oriental Land Co. Ltd.	98,202	8,203
Dentsu Inc.	327,222	8,158
OJI Paper Co. Ltd.	1,672,340	8,071
Hokkaido Electric Power Co. Inc.	359,531	7,700
Chugai Pharmaceutical Co. Ltd.	439,724	7,695
Hokuriku Electric Power Co.	346,391	7,666
Keio Corp.	1,137,085	7,644
Ibiden Co. Ltd.	251,869	7,502
Mazda Motor Corp.	2,976,482	7,188
Electric Power Development Co. Ltd.	229,134	7,089
Kawasaki Heavy Industries Ltd.	2,787,339	6,958
Isetan Mitsukoshi Holdings Ltd.	732,991	6,924
Chuo Mitsui Trust Holdings Inc.	1,954,996	6,921
Ono Pharmaceutical Co. Ltd.	166,150	6,865
Isuzu Motors Ltd.	2,332,729	6,851
Nippon Express Co. Ltd.	1,669,712	6,770
Advantest Corp.	313,827	6,765
JGC Corp.	406,396	6,699
Shimano Inc.	130,020	6,591
* Yamaha Motor Co. Ltd.	503,921	6,512
Mitsubishi Tanabe Pharma Corp.	440,608	6,444
Fuji Heavy Industries Ltd.	1,155,534	6,349
Hirose Electric Co. Ltd.	62,722	6,338
Toyota Tsusho Corp.	415,251	6,307

	Nitori Co. Ltd.	73,152	6,302
	Makita Corp.	219,061	6,301
	Fukuoka Financial Group Inc.	1,514,418	6,296
	Sumitomo Heavy Industries Ltd.	1,067,274	6,244
	Sony Financial Holdings Inc.	1,705	6,177
	NSK Ltd.	864,240	6,134
	Kurita Water Industries Ltd.	221,118	6,117
	JSR Corp.	350,151	6,107
	Japan Steel Works Ltd.	620,632	5,996
	Benesse Holdings Inc.	135,229	5,975
*	Mitsubishi Materials Corp.	2,186,805	5,817
	Teijin Ltd.	1,829,481	5,812
	MEIJI Holdings Co. Ltd.	134,704	5,780
	Sega Sammy Holdings Inc.	387,798	5,703
	Sekisui Chemical Co. Ltd.	843,896	5,694
*	Sanyo Electric Co. Ltd.	3,614,914	5,690
	Trend Micro Inc.	192,656	5,681
*	Kawasaki Kisen Kaisha Ltd.	1,319,270	5,623
	Furukawa Electric Co. Ltd.	1,245,157	5,537
*	All Nippon Airways Co. Ltd.	1,635,688	5,530
	Showa Denko KK	2,786,976	5,507
	Yakult Honsha Co. Ltd.	189,363	5,475
	Obayashi Corp.	1,271,262	5,415
	Lawson Inc.	117,034	5,372
	Bank of Kyoto Ltd.	634,188	5,283
*,^ Elpida Memory Inc.		348,509	5,234
	Kyowa Hakko Kirin Co. Ltd.	509,854	5,227
	Joyo Bank Ltd.	1,288,017	5,203
	SBI Holdings Inc.	39,186	5,199
	Taisho Pharmaceutical Co. Ltd.	264,761	5,153
	Sankyo Co. Ltd.	105,220	5,145
	Nippon Paper Group Inc.	193,103	5,138
	Hisamitsu Pharmaceutical Co. Inc.	130,690	5,080
	Mitsui Chemicals Inc.	1,704,812	5,041
	TonenGeneral Sekiyu KK	556,300	5,018
	Brother Industries Ltd.	462,993	4,962
	Stanley Electric Co. Ltd.	284,955	4,924
	Jupiter Telecommunications Co. Ltd.	4,773	4,892
	Santen Pharmaceutical Co. Ltd.	144,538	4,838
	Hachijuni Bank Ltd.	843,180	4,815
	Toyo Seikan Kaisha Ltd.	296,938	4,768
	Denki Kagaku Kogyo KK	945,643	4,762
^	GS Yuasa Corp.	730,998	4,719
	Nippon Meat Packers Inc.	357,426	4,689
	Ube Industries Ltd.	1,875,684	4,686
	THK Co. Ltd.	236,416	4,648
	IHI Corp.	2,592,195	4,557
	Amada Co. Ltd.	697,398	4,545
	Nisshin Seifun Group Inc.	371,334	4,536
	Taiyo Nippon Sanso Corp.	516,193	4,505
	Suzuken Co. Ltd.	128,550	4,494
	FamilyMart Co. Ltd.	124,822	4,460
	Nissin Foods Holdings Co. Ltd.	127,080	4,440
	Daihatsu Motor Co. Ltd.	374,646	4,407
	Dena Co. Ltd.	157,700	4,393
	Shimizu Corp.	1,161,867	4,380
	Hokuhoku Financial Group Inc.	2,458,083	4,342
*	Sumco Corp.	226,945	4,295

J Front Retailing Co. Ltd.	949,113	4,284
Mitsubishi Gas Chemical Co. Inc.	757,093	4,241
Iyo Bank Ltd.	477,864	4,230
Toho Gas Co. Ltd.	825,831	4,166
Gunma Bank Ltd.	775,254	4,155
NTN Corp.	939,901	4,069
Hitachi Chemical Co. Ltd.	204,357	4,058
Takashimaya Co. Ltd.	521,981	4,045
NGK Spark Plug Co. Ltd.	313,963	4,044
^ Japan Retail Fund Investment Corp. Class A	3,144	4,037
Mitsubishi UFJ Lease & Finance Co. Ltd.	114,629	4,022
Taisei Corp.	2,013,639	4,020
Chugoku Bank Ltd.	342,088	3,982
Toyo Suisan Kaisha Ltd.	184,498	3,981
Oracle Corp. Japan	74,787	3,960
Nomura Research Institute Ltd.	198,960	3,949
Shimamura Co. Ltd.	43,577	3,943
Kajima Corp.	1,658,173	3,937
Sojitz Corp.	2,461,078	3,903
Yamaguchi Financial Group Inc.	417,052	3,896
Hiroshima Bank Ltd.	984,205	3,866
Hitachi Construction Machinery Co. Ltd.	189,938	3,860
Nishi-Nippon City Bank Ltd.	1,326,688	3,854
Kamigumi Co. Ltd.	486,548	3,814
Shimadzu Corp.	495,941	3,792
Daicel Chemical Industries Ltd.	535,140	3,782
Sysmex Corp.	65,800	3,777
TOTO Ltd.	549,738	3,749
Credit Saison Co. Ltd.	291,512	3,695
Rinnai Corp.	68,736	3,682
JTEKT Corp.	379,917	3,677
Minebea Co. Ltd.	664,016	3,669
Suruga Bank Ltd.	407,422	3,665
Hitachi Metals Ltd.	321,331	3,647
Kansai Paint Co. Ltd.	425,664	3,615
77 Bank Ltd.	676,424	3,585
Kaneka Corp.	579,582	3,579
Alfresa Holdings Corp.	76,579	3,531
Tsumura & Co.	117,113	3,518
Aeon Mall Co. Ltd.	159,020	3,484
Ushio Inc.	204,175	3,462
Yamaha Corp.	310,426	3,440
Toho Co. Ltd.	204,374	3,378
USS Co. Ltd.	44,991	3,371
Casio Computer Co. Ltd.	467,122	3,353
MediPal Holdings Corp.	288,308	3,341
Seiko Epson Corp.	254,894	3,341
Yaskawa Electric Corp.	443,873	3,337
NOK Corp.	203,742	3,330
Namco Bandai Holdings Inc.	368,564	3,296
Sumitomo Rubber Industries Ltd.	333,045	3,292
Kikkoman Corp.	307,537	3,251
Keisei Electric Railway Co. Ltd.	538,950	3,249
Tokyu Land Corp.	890,540	3,233
Nissan Chemical Industries Ltd.	271,840	3,224
Idemitsu Kosan Co. Ltd.	42,921	3,197
Toyoda Gosei Co. Ltd.	126,575	3,158
Air Water Inc.	284,107	3,088

Mitsui Mining & Smelting Co. Ltd.	1,129,223	3,087
Nippon Sheet Glass Co. Ltd.	1,254,696	3,084
Marui Group Co. Ltd.	438,187	3,074
Tokuyama Corp.	612,282	3,066
Fuji Electric Holdings Co. Ltd.	1,101,927	3,062
Yamazaki Baking Co. Ltd.	236,113	2,993
Japan Prime Realty Investment Corp.	1,307	2,947
Sapporo Hokuyo Holdings Inc.	622,005	2,946
Citizen Holdings Co. Ltd.	482,627	2,894
McDonald's Holdings Co. Japan Ltd.	129,399	2,891
Mitsui Engineering & Shipbuilding Co. Ltd.	1,389,352	2,888
Asics Corp.	291,772	2,873
UNY Co. Ltd.	367,200	2,834
Nomura Real Estate Office Fund Inc. Class A	535	2,823
Konami Corp.	181,575	2,797
Cosmo Oil Co. Ltd.	1,155,406	2,751
Showa Shell Sekiyu KK	371,985	2,738
Koito Manufacturing Co. Ltd.	188,000	2,736
Tosoh Corp.	1,010,152	2,698
Daido Steel Co. Ltd.	556,706	2,658
NHK Spring Co. Ltd.	285,269	2,619
Nisshinbo Holdings Inc.	251,166	2,596
Mabuchi Motor Co. Ltd.	51,233	2,573
Dowa Holdings Co. Ltd.	489,095	2,569
Obic Co. Ltd.	13,576	2,563
Hitachi High-Technologies Corp.	134,033	2,562
Mitsumi Electric Co. Ltd.	153,266	2,559
Mitsubishi Logistics Corp.	222,466	2,553
Mizuho Securities Co. Ltd.	1,125,149	2,553
Yokogawa Electric Corp.	424,014	2,502
* Mizuho Trust & Banking Co. Ltd.	2,934,452	2,471
Tokyo Tatemono Co. Ltd.	758,732	2,469
Sapporo Holdings Ltd.	498,117	2,393
Square Enix Holdings Co. Ltd.	123,475	2,375
Tokyo Steel Manufacturing Co. Ltd.	196,201	2,344
Kinden Corp.	259,192	2,336
Hakuhodo DY Holdings Inc.	46,047	2,336
Dainippon Sumitomo Pharma Co. Ltd.	309,847	2,320
Nisshin Steel Co. Ltd.	1,374,901	2,305
Taiheiyo Cement Corp.	1,692,576	2,293
Nomura Real Estate Holdings Inc.	185,217	2,277
Hino Motors Ltd.	509,656	2,237
Japan Petroleum Exploration Co.	55,641	2,188
Chiyoda Corp.	304,000	2,185
Seven Bank Ltd.	1,187	2,182
Itochu Techno-Solutions Corp.	57,327	2,093
Toyota Boshoku Corp.	129,985	2,053
Yamato Kogyo Co. Ltd.	84,052	2,044
Otsuka Corp.	30,832	2,008
Coca-Cola West Co. Ltd.	108,171	1,959
^ Senshu Ikeda Holdings Inc.	1,252,100	1,833
Maruichi Steel Tube Ltd.	91,480	1,822
NTT Urban Development Corp.	2,242	1,817
Shinko Electric Industries Co. Ltd.	131,566	1,737
^ Shinsei Bank Ltd.	1,847,892	1,700
Ito En Ltd.	106,554	1,673
Canon Marketing Japan Inc.	117,590	1,597
ABC-Mart Inc.	48,836	1,585

	Aeon Credit Service Co. Ltd.	156,103	1,560
	Jafco Co. Ltd.	60,661	1,431
^	Nissha Printing Co. Ltd.	52,600	1,425
	Matsui Securities Co. Ltd.	235,898	1,391
^	Acom Co. Ltd.	77,383	1,342
	Fuji Media Holdings Inc.	912	1,322
	Aozora Bank Ltd.	963,514	1,277
			4,214,261
New Zealand (0.3%)
	Fletcher Building Ltd.	1,191,812	6,583
	Telecom Corp. of New Zealand Ltd.	3,712,212	5,355
	Auckland International Airport Ltd.	1,806,910	2,599
	Contact Energy Ltd.	598,054	2,477
	Sky City Entertainment Group Ltd.	1,118,222	2,462
			19,476
Singapore (4.8%)
	Singapore Telecommunications Ltd.	15,621,220	35,905
	DBS Group Holdings Ltd.	3,358,727	35,648
	United Overseas Bank Ltd.	2,392,395	34,999
	Oversea-Chinese Banking Corp. Ltd.	4,771,983	31,756
	Keppel Corp. Ltd.	2,507,123	17,250
	CapitaLand Ltd.	5,006,028	14,612
	Singapore Airlines Ltd.	1,049,290	12,072
	Wilmar International Ltd.	2,504,176	11,568
*	Genting Singapore PLC	11,888,522	11,136
	City Developments Ltd.	1,071,551	9,557
	Singapore Exchange Ltd.	1,680,107	9,484
	Singapore Press Holdings Ltd.	2,973,084	9,042
	Fraser and Neave Ltd.	1,920,771	7,770
	Singapore Technologies Engineering Ltd.	3,245,691	7,749
	Noble Group Ltd.	5,839,054	7,108
	CapitaMall Trust	4,355,977	6,129
	SembCorp Industries Ltd.	1,920,370	5,971
	Golden Agri-Resources Ltd.	13,059,926	5,535
	Jardine Cycle & Carriage Ltd.	208,229	5,491
^	Olam International Ltd.	2,384,126	4,941
	SembCorp Marine Ltd.	1,628,414	4,803
	Ascendas Real Estate Investment Trust	2,944,826	4,598
	ComfortDelgro Corp. Ltd.	3,684,723	4,347
	Keppel Land Ltd.	1,408,000	4,196
	CapitaMalls Asia Ltd.	2,646,000	4,154
	Yangzijiang Shipbuilding Holdings Ltd.	2,877,000	3,073
	UOL Group Ltd.	929,345	2,706
*,^ Neptune Orient Lines Ltd.		1,758,688	2,660
^	Cosco Corp. Singapore Ltd.	1,961,007	2,372
	StarHub Ltd.	1,162,945	2,020
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	699,582	57
			318,709
Total Common Stocks (Cost $8,270,785)			6,603,327

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.5%)
[2,3] Vanguard Market Liquidity Fund	0.297%		103,032,478	103,032

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
4 Fannie Mae Discount Notes	0.301%	11/3/10	4,000	3,998
[4,5] Federal Home Loan Bank	0.301%	11/19/10	4,000	3,998
[4,5] Freddie Mac Discount Notes	0.245%	9/21/10	3,000	2,999
[4,5] Freddie Mac Discount Notes	0.331%	12/15/10	1,000	999
				11,994
Total Temporary Cash Investments (Cost $115,023)				115,026
Total Investments (101.1%) (Cost $8,385,808)				6,718,353
Other Assets and Liabilities-Net (-1.1%)[3]				(73,424)
Net Assets (100%)				6,644,929

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $61,923,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $65,496,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,998,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the

Pacific Stock Index Fund

fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
Topix Index	September 2010	309	30,201	(68)
S&P ASX 200 Index	September 2010	147	14,847	(141)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Pacific Stock Index Fund

At July 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
9/15/10	JPY	2,710,525	USD	31,290	877
9/22/10	AUD	16,723	USD	15,041	808
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2010, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,777	6,599,550	—
Temporary Cash Investments	103,032	11,994	—
Futures Contracts—Liabilities[1]	(582)	—	—
Forward Currency Contracts—Assets	—	1,685	—
Total	106,227	6,613,229	—
1 Represents variation margin on the last day of the reporting period.

E. At July 31, 2010, the cost of investment securities for tax purposes was $8,389,472,000. Net unrealized depreciation of investment securities for tax purposes was $1,671,119,000, consisting of unrealized gains of $282,547,000 on securities that had risen in value since their purchase and $1,953,666,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of July 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Austria (0.5%)
	Erste Group Bank AG	366,730	14,677
	OMV AG	288,006	9,630
	Telekom Austria AG	634,944	8,167
	Voestalpine AG	210,851	6,741
*	IMMOFINANZ AG	1,897,663	6,239
	Verbund AG	144,301	5,120
^	Raiffeisen International Bank Holding AG	104,294	4,731
	Vienna Insurance Group	74,210	3,519
			58,824
Belgium (1.5%)
	Anheuser-Busch InBev NV	1,389,472	73,605
	Delhaize Group SA	195,357	14,423
*	KBC Groep NV	309,796	13,636
	Groupe Bruxelles Lambert SA	154,654	12,006
	Ageas	4,328,456	11,859
	Solvay SA Class A	113,520	11,108
	Belgacom SA	292,597	10,500
	Umicore	223,075	7,523
	Colruyt SA	29,015	7,148
	UCB SA	193,127	6,228
*	Dexia SA	1,061,905	5,193
	Mobistar SA	51,512	2,970
	Cie Nationale a Portefeuille	52,512	2,514
			178,713
Denmark (1.6%)
	Novo Nordisk A/S Class B	839,735	71,850
	AP Moller - Maersk A/S Class B	2,549	21,478
*	Danske Bank A/S	876,594	20,586
*	Vestas Wind Systems A/S	393,403	19,092
	Carlsberg A/S Class B	205,507	18,192
	Novozymes A/S	88,155	11,252
	AP Moller - Maersk A/S	1,054	8,660
	DSV A/S	399,828	7,129
	Coloplast A/S Class B	43,765	4,543
*,^ William Demant Holding AS		45,351	3,321
	Tryg AS	49,001	2,976
			189,079
Finland (1.6%)
	Nokia Oyj	7,222,506	68,013
	Fortum Oyj	857,569	19,925
	Sampo Oyj	812,039	19,836
	UPM-Kymmene Oyj	1,006,727	14,609
	Kone Oyj Class B	296,162	13,516
	Metso Oyj	244,685	9,647
	Stora Enso Oyj	1,109,665	8,981
	Wartsila Oyj	150,814	7,942
	Nokian Renkaat Oyj	206,703	5,798
	Elisa Oyj	254,846	5,053

Kesko Oyj Class B	128,165	4,970
Outokumpu Oyj	245,393	4,070
^ Neste Oil Oyj	247,713	3,654
Orion Oyj Class B	179,627	3,468
Pohjola Bank PLC	265,931	3,300
Rautaruukki Oyj	161,115	3,109
Sanoma Oyj	153,645	3,055
		198,946
France (15.4%)
Total SA	4,069,102	205,415
BNP Paribas	1,825,541	124,790
Sanofi-Aventis SA	2,030,688	118,049
GDF Suez	2,392,890	79,320
France Telecom SA	3,568,503	74,638
Societe Generale	1,210,645	69,529
Danone	1,120,168	62,791
Air Liquide SA	543,384	61,047
AXA SA	3,306,511	60,707
LVMH Moet Hennessy Louis Vuitton SA	472,470	57,575
Vivendi SA	2,369,031	56,822
Carrefour SA	1,154,814	53,092
Schneider Electric SA	455,376	52,413
ArcelorMittal	1,653,576	50,624
L'Oreal SA	461,289	48,349
Vinci SA	838,669	40,598
Unibail-Rodamco SE	175,649	34,629
Cie de St-Gobain	741,163	31,545
Pernod-Ricard SA	380,993	29,784
Cie Generale d'Optique Essilor International SA	394,888	24,699
Credit Agricole SA	1,783,974	24,349
Cie Generale des Etablissements Michelin Class B	284,625	21,661
EDF SA	499,390	21,219
Lafarge SA	386,611	21,051
Alstom SA	397,106	20,773
Vallourec SA	210,340	20,457
PPR	146,701	19,639
Bouygues SA	444,665	18,767
* European Aeronautic Defence and Space Co. NV	783,668	18,569
Veolia Environnement	667,988	17,732
Hermes International	102,082	17,497
* Renault SA	371,992	16,633
SES SA	574,630	14,189
Cap Gemini SA	283,236	13,464
* Alcatel-Lucent	4,494,141	13,423
Christian Dior SA	122,072	13,214
Technip SA	188,430	12,543
Sodexo	180,924	11,391
Publicis Groupe SA	245,819	11,085
STMicroelectronics NV	1,222,140	10,036
Suez Environnement Co.	515,933	9,599
Casino Guichard Perrachon SA	107,231	9,343
Accor SA	281,420	9,105
* Natixis	1,671,231	8,903
* Peugeot SA	291,097	8,632
Safran SA	318,933	8,606
Lagardere SCA	225,958	8,319
Legrand SA	251,495	8,186

Dassault Systemes SA	112,886	7,336
Eutelsat Communications	189,350	6,998
SCOR SE	316,235	6,936
Groupe Eurotunnel SA	911,927	6,703
CNP Assurances	286,604	5,918
Thales SA	172,008	5,809
Bureau Veritas SA	93,738	5,662
Klepierre	173,783	5,546
* Cie Generale de Geophysique-Veritas	274,703	5,303
* Edenred	284,003	4,996
Neopost SA	59,490	4,600
Fonciere Des Regions	47,040	4,294
ICADE	44,961	4,274
Aeroports de Paris	57,465	4,232
Imerys SA	72,881	4,231
^ Eiffage SA	77,932	3,929
* Air France-KLM	259,961	3,878
Societe BIC SA	51,341	3,820
* Atos Origin SA	86,664	3,720
Gecina SA	35,852	3,667
Societe Television Francaise 1	224,047	3,563
^ Eurazeo	55,741	3,548
* JC Decaux SA	127,791	3,278
Eramet	10,142	2,804
Metropole Television SA	124,150	2,751
^ Iliad SA	31,065	2,736
PagesJaunes Groupe	239,777	2,656
BioMerieux	22,777	2,313
Ipsen SA	56,643	1,881
		1,872,183
Germany (12.0%)
Siemens AG	1,584,038	154,951
E.ON AG	3,466,879	103,695
BASF SE	1,767,997	103,383
Allianz SE	873,730	101,466
Bayer AG	1,591,638	91,620
* Daimler AG	1,569,013	84,761
Deutsche Bank AG	1,195,290	83,463
SAP AG	1,651,478	75,447
Deutsche Telekom AG	5,457,006	73,360
RWE AG	805,363	56,882
Muenchener Rueckversicherungs AG	380,314	52,774
Linde AG	324,813	38,189
Volkswagen AG Prior Pfd.	327,753	34,725
Bayerische Motoren Werke AG	639,213	34,406
Deutsche Post AG	1,634,089	28,473
Deutsche Boerse AG	375,963	26,344
Adidas AG	403,830	21,905
Fresenius Medical Care AG & Co. KGaA	375,916	20,619
ThyssenKrupp AG	646,482	19,257
MAN SE	204,552	19,048
Henkel AG & Co. KGaA Prior Pfd.	344,531	17,111
K&S AG	275,403	14,663
* Infineon Technologies AG	2,084,540	14,107
Metro AG	251,054	13,946
HeidelbergCement AG	272,205	13,736
* Commerzbank AG	1,360,441	12,315

	Beiersdorf AG	193,309	11,449
	Merck KGaA	124,017	11,052
	Fresenius SE Prior Pfd.	154,360	10,974
	Henkel AG & Co. KGaA	248,901	10,324
*	Daimler AG	166,896	9,025
	Porsche Automobil Holding SE Prior Pfd.	167,531	8,521
*	QIAGEN NV	443,892	8,255
*	Deutsche Lufthansa AG	441,470	7,200
	GEA Group AG	315,829	7,168
*	Continental AG	96,621	6,167
	Hochtief AG	87,168	5,656
	Hannover Rueckversicherung AG	114,956	5,501
*	Deutsche Postbank AG	169,863	5,427
	Salzgitter AG	80,480	5,391
^	Volkswagen AG	56,507	5,359
	RWE AG Prior Pfd.	76,276	4,959
	Wacker Chemie AG	30,416	4,890
	Fresenius SE	54,322	3,799
	Bayerische Motoren Werke AG Prior Pfd.	100,438	3,686
	Fraport AG Frankfurt Airport Services Worldwide	70,157	3,647
	Celesio AG	146,259	3,418
	Puma AG Rudolf Dassler Sport	9,993	2,927
	United Internet AG	230,908	2,863
*	TUI AG	267,807	2,828
	Suedzucker AG	127,066	2,451
			1,463,583
Greece (0.5%)
*	National Bank of Greece SA	962,204	14,051
	Coca Cola Hellenic Bottling Co. SA	351,873	8,298
*	Alpha Bank AE	974,923	7,408
	OPAP SA	429,708	6,360
	Bank of Cyprus Public Co. Ltd.	1,098,122	5,900
*	EFG Eurobank Ergasias SA	617,191	4,752
*	Piraeus Bank SA	647,064	4,281
	Public Power Corp. SA	223,210	3,551
*	National Bank of Greece SA ADR	1,065,857	3,091
	Hellenic Telecommunications Organization SA	253,965	2,071
	Hellenic Telecommunications Organization SA ADR	428,385	1,752
			61,515
Ireland (0.5%)
	CRH PLC	1,336,936	27,873
	Kerry Group PLC Class A	266,562	8,476
*	Governor & Co. of the Bank of Ireland	6,639,628	7,227
*	Elan Corp. PLC	943,706	4,462
*	Ryanair Holdings PLC ADR	113,867	3,410
^	WPP PLC ADR	40,001	2,133
*,^ Anglo Irish Bank Corp. Ltd.		2,503,596	708
*	Ryanair Holdings PLC	133,763	670
	CRH PLC	7,832	162
			55,121
Italy (4.6%)
	ENI SPA	5,012,271	102,425
	UniCredit SPA	29,684,287	83,019
	Enel SPA	12,687,678	62,202
	Intesa Sanpaolo SPA (Registered)	14,829,139	48,944
	Assicurazioni Generali SPA	2,249,441	45,218
	Telecom Italia SPA (Registered)	18,088,980	23,023

Fiat SPA	1,477,457	18,922
Saipem SPA	511,290	18,368
Tenaris SA	913,221	18,241
Snam Rete Gas SPA	2,743,704	12,872
Unione di Banche Italiane SCPA	1,167,642	12,524
Telecom Italia SPA (Bearer)	11,576,443	12,032
Terna Rete Elettrica Nazionale SPA	2,503,764	10,407
Atlantia SPA	459,820	9,003
Mediaset SPA	1,381,560	8,879
Finmeccanica SPA	776,569	8,525
* Mediobanca SPA	905,868	8,128
Parmalat SPA	3,303,365	7,994
Banco Popolare SC	1,227,024	7,807
Prysmian SPA	347,453	5,872
Luxottica Group SPA	222,381	5,782
* Banca Monte dei Paschi di Siena SPA	4,245,048	5,571
Intesa Sanpaolo SPA (Bearer)	1,802,318	4,674
Banca Popolare di Milano Scarl	749,535	3,965
A2A SPA	2,103,948	3,155
Pirelli & C SPA	449,242	3,139
* Autogrill SPA	220,285	2,725
Exor SPA	123,351	2,461
Banca Carige SPA	1,088,337	2,446
Mediolanum SPA	429,041	1,891
		560,214
Netherlands (4.1%)
Unilever NV	3,134,974	92,208
* ING Groep NV	7,381,851	70,791
Koninklijke Philips Electronics NV	1,870,227	58,140
Koninklijke KPN NV	3,138,635	43,614
Koninklijke Ahold NV	2,294,891	29,469
Akzo Nobel NV	447,412	26,330
ASML Holding NV	815,279	26,167
Heineken NV	473,055	21,411
TNT NV	716,507	21,357
* Aegon NV	3,018,796	18,133
Reed Elsevier NV	1,330,027	17,220
Koninklijke DSM NV	296,285	14,049
Wolters Kluwer NV	561,204	11,327
* Randstad Holding NV	210,936	9,472
Heineken Holding NV	210,796	8,265
Fugro NV	127,820	6,750
Corio NV	111,755	6,560
Koninklijke Vopak NV	134,669	5,472
Koninklijke Boskalis Westminster NV	131,995	5,452
SBM Offshore NV	314,241	4,961
Delta Lloyd NV	143,400	2,761
ASML Holding NV ADR	17,494	563
* Aegon NV	1,765	11
		500,483
Norway (1.2%)
Statoil ASA	2,148,960	43,463
Telenor ASA	1,599,762	24,620
DnB NOR ASA	1,888,428	23,368
Yara International ASA	362,686	13,617
Seadrill Ltd.	542,321	12,538
Orkla ASA	1,484,270	12,285

^	Norsk Hydro ASA	1,702,224	9,129
	Aker Solutions ASA	316,538	4,097
*,^ Renewable Energy Corp. ASA		949,879	2,606
			145,723
Portugal (0.4%)
	Portugal Telecom SGPS SA	1,131,877	12,454
	EDP - Energias de Portugal SA	3,351,725	11,021
	Galp Energia SGPS SA Class B	443,441	7,251
	Banco Espirito Santo SA	1,009,196	4,826
	Banco Comercial Portugues SA	5,396,009	4,658
	Jeronimo Martins SGPS SA	423,940	4,631
*	EDP Renovaveis SA	415,843	2,484
	Cimpor Cimentos de Portugal SGPS SA	385,039	2,340
	Brisa Auto-Estradas de Portugal SA	346,935	2,263
			51,928
Spain (5.9%)
	Banco Santander SA	15,846,316	205,861
	Telefonica SA	7,774,398	176,054
	Banco Bilbao Vizcaya Argentaria SA	6,854,580	91,919
	Iberdrola SA	7,594,550	53,439
	Repsol YPF SA	1,410,584	33,260
	Inditex SA	420,665	27,828
^	ACS Actividades de Construccion y Servicios SA	272,063	11,788
^	Banco Popular Espanol SA	1,682,828	11,119
^	Banco de Sabadell SA	1,846,500	10,485
	Abertis Infraestructuras SA	568,438	9,594
	Red Electrica Corp. SA	210,475	9,200
	Criteria Caixacorp SA	1,605,669	7,833
	Ferrovial SA	847,276	7,416
	Gas Natural SDG SA	442,673	7,391
	Enagas	343,275	6,326
	Iberdrola Renovables SA	1,646,241	5,754
	Mapfre SA	1,455,539	4,788
^	Acciona SA	48,892	4,304
^	Zardoya Otis SA	268,949	4,194
^	Bankinter SA	550,388	4,115
	Acerinox SA	189,996	3,257
*	Gamesa Corp. Tecnologica SA	372,203	3,244
	Telefonica SA ADR	44,539	3,048
*	Iberia Lineas Aereas de Espana SA	892,376	3,029
^	Grifols SA	266,490	2,969
	Indra Sistemas SA	172,158	2,808
^	Banco de Valencia SA	428,399	2,571
	Gestevision Telecinco SA	187,917	2,153
^	Fomento de Construcciones y Contratas SA	72,683	1,887
			717,634
Sweden (4.6%)
	Telefonaktiebolaget LM Ericsson Class B	5,804,942	64,053
	Nordea Bank AB	6,225,819	62,135
	Hennes & Mauritz AB Class B	1,966,670	61,994
	TeliaSonera AB	4,334,082	31,339
	Svenska Handelsbanken AB Class A	943,649	27,041
*	Volvo AB Class B	2,099,717	26,168
	Sandvik AB	1,943,965	25,123
	Atlas Copco AB Class A	1,297,823	21,226
	Skandinaviska Enskilda Banken AB Class A	2,710,633	18,604
	Investor AB Class B	874,082	16,466

	Svenska Cellulosa AB Class B	1,097,008	15,824
*	Swedbank AB Class A	1,364,952	15,579
	SKF AB	754,442	14,395
	Millicom International Cellular SA	146,112	13,531
	Assa Abloy AB Class B	597,343	13,205
	Skanska AB Class B	764,596	12,931
	Scania AB Class B	612,630	11,292
	Atlas Copco AB Class B	748,028	11,159
	Swedish Match AB	456,787	10,783
	Tele2 AB	599,967	10,643
	Electrolux AB Class B	465,625	10,390
	Alfa Laval AB	648,558	10,046
	Getinge AB	381,881	8,456
	Kinnevik Investment AB Class B	416,792	7,824
	Boliden AB	526,231	6,257
	Securitas AB Class B	611,492	6,208
	Modern Times Group AB Class B	97,166	6,093
	Husqvarna AB	792,714	5,597
	Ratos AB	193,559	5,526
	SSAB AB Class A	344,803	4,992
	Holmen AB	101,413	2,662
	SSAB AB Class B	158,061	2,033
			559,575
Switzerland (11.9%)
	Nestle SA	6,675,690	329,959
	Novartis AG	4,062,398	197,486
	Roche Holding AG	1,352,587	175,872
*	UBS AG	6,955,325	118,068
	Credit Suisse Group AG	2,166,125	98,185
	ABB Ltd.	4,247,029	85,730
	Zurich Financial Services AG	284,274	66,343
	Syngenta AG	182,013	40,200
	Cie Financiere Richemont SA	1,004,967	39,236
	Holcim Ltd.	473,817	31,642
	Swiss Reinsurance Co. Ltd.	678,469	31,243
	Swatch Group AG (Bearer)	59,570	18,460
	Swisscom AG	44,773	16,768
	SGS SA	10,520	14,780
	Julius Baer Group Ltd.	397,302	13,893
	Givaudan SA	14,808	13,658
	Synthes Inc.	115,139	13,252
	Geberit AG	75,438	12,336
	Adecco SA	236,022	12,034
	Kuehne & Nagel International AG	103,390	11,092
	Sonova Holding AG	89,038	10,805
	Schindler Holding AG (Bearer)	93,008	8,342
*	Actelion Ltd.	194,941	7,886
	Baloise Holding AG	95,872	7,682
	Sika AG	3,945	7,430
	Lonza Group AG	86,794	6,749
	Swiss Life Holding AG	58,246	6,120
*,^ Logitech International SA		347,305	5,464
	Lindt & Spruengli AG	219	5,361
	Swatch Group AG (Registered)	83,661	4,705
	GAM Holding Ltd.	396,181	4,583
	Aryzta AG	97,792	3,995
	Nobel Biocare Holding AG	235,007	3,959

Lindt & Spruengli AG	1,662	3,744
Schindler Holding AG	41,435	3,639
Pargesa Holding SA	52,003	3,573
Straumann Holding AG	15,038	3,297
Aryzta AG	57,243	2,342
* UBS AG	51,025	866
		1,440,779
United Kingdom (33.2%)
HSBC Holdings PLC	33,542,889	341,104
Vodafone Group PLC	96,049,166	223,956
BP PLC	34,375,181	219,832
GlaxoSmithKline PLC	9,994,728	174,504
Rio Tinto PLC	2,788,868	144,339
AstraZeneca PLC	2,796,109	140,196
Royal Dutch Shell PLC Class B	5,190,016	137,116
British American Tobacco PLC	3,844,002	132,252
BHP Billiton PLC	4,248,969	130,165
Royal Dutch Shell PLC Class A	4,328,822	119,357
Barclays PLC	22,020,350	114,050
Standard Chartered PLC	3,899,194	112,654
BG Group PLC	6,498,619	104,219
* Anglo American PLC	2,534,540	100,218
Tesco PLC	15,372,940	94,272
Diageo PLC	4,821,217	83,669
* Lloyds Banking Group PLC	77,256,933	83,385
Unilever PLC	2,473,632	70,279
Royal Dutch Shell PLC Class A	2,497,351	68,778
Xstrata PLC	3,957,837	62,958
Reckitt Benckiser Group PLC	1,180,080	57,861
Imperial Tobacco Group PLC	1,963,402	55,558
SABMiller PLC	1,827,691	55,492
National Grid PLC	6,675,575	53,474
Centrica PLC	9,884,394	47,112
Prudential PLC	4,874,424	42,419
BT Group PLC	14,937,379	33,372
BAE Systems PLC	6,792,864	33,304
Tullow Oil PLC	1,704,335	32,920
Rolls-Royce Group PLC	3,569,019	32,481
Scottish & Southern Energy PLC	1,777,060	30,921
Compass Group PLC	3,599,751	29,929
Aviva PLC	5,331,457	29,855
* Royal Bank of Scotland Group PLC	32,609,985	25,530
Shire PLC	1,082,877	24,769
British Sky Broadcasting Group PLC	2,190,243	24,434
Pearson PLC	1,565,717	24,343
WPP PLC	2,216,421	23,569
Reed Elsevier PLC	2,330,843	20,196
Old Mutual PLC	10,482,647	19,872
* Cairn Energy PLC	2,683,390	19,656
Experian PLC	1,984,577	19,549
WM Morrison Supermarkets PLC	4,103,607	17,064
Marks & Spencer Group PLC	3,057,102	16,524
International Power PLC	2,926,823	16,410
Legal & General Group PLC	11,249,841	15,793
Randgold Resources Ltd.	174,261	15,647
Kingfisher PLC	4,567,366	15,427
Smith & Nephew PLC	1,717,933	14,948

	Land Securities Group PLC	1,457,017	13,992
	Standard Life PLC	4,293,373	13,618
	Capita Group PLC	1,205,493	13,600
	RSA Insurance Group PLC	6,570,862	13,139
	Smiths Group PLC	749,392	13,118
	ARM Holdings PLC	2,525,326	12,988
	J Sainsbury PLC	2,308,687	12,453
	Vodafone Group PLC ADR	525,198	12,332
*	Wolseley PLC	545,811	12,311
	Next PLC	361,204	12,175
	United Utilities Group PLC	1,320,952	12,125
	British Land Co. PLC	1,664,202	12,056
	Aggreko PLC	500,878	12,042
	Carnival PLC	324,647	11,725
	Antofagasta PLC	756,395	11,718
	Man Group PLC	3,321,046	11,314
	BP PLC ADR	293,298	11,283
	Associated British Foods PLC	685,438	11,039
	G4S PLC	2,702,300	10,971
	Burberry Group PLC	830,619	10,970
	Johnson Matthey PLC	411,476	10,913
*	Autonomy Corp. PLC	419,122	10,814
^	Resolution Ltd.	2,786,103	10,406
	Petrofac Ltd.	496,596	9,734
	Inmarsat PLC	836,054	9,672
	Sage Group PLC	2,517,145	9,435
	Severn Trent PLC	454,239	9,330
	Vedanta Resources PLC	233,299	8,932
	Intercontinental Hotels Group PLC	502,983	8,718
	AMEC PLC	635,496	8,702
	Admiral Group PLC	382,067	8,676
	Tomkins PLC	1,683,398	8,548
	3i Group PLC	1,863,256	8,303
	Rexam PLC	1,706,699	8,277
	Hammerson PLC	1,348,939	8,221
	Cobham PLC	2,190,795	8,164
	Serco Group PLC	939,111	8,155
	Kazakhmys PLC	410,638	7,825
	Whitbread PLC	341,597	7,546
*	Lonmin PLC	301,235	7,412
	Eurasian Natural Resources Corp. PLC	494,668	7,029
	Investec PLC	889,580	6,904
	Bunzl PLC	631,162	6,833
	ICAP PLC	1,064,911	6,692
	Invensys PLC	1,545,351	6,477
	Home Retail Group PLC	1,682,164	6,303
	Segro PLC	1,411,789	6,197
	Babcock International Group PLC	700,267	6,086
*	ITV PLC	7,113,048	5,769
	Fresnillo PLC	347,786	5,620
	Firstgroup PLC	922,494	5,325
	Cable & Wireless Worldwide PLC	4,963,941	5,199
	Balfour Beatty PLC	1,302,257	5,086
	Capital Shopping Centres Group PLC	891,213	4,790
	Thomas Cook Group PLC	1,646,979	4,700
	Schroders PLC	214,870	4,338
*,^ British Airways PLC		1,100,360	3,786
	TUI Travel PLC	1,082,309	3,572

	London Stock Exchange Group PLC			283,240	2,875
					4,032,065
Total Common Stocks (Cost $16,183,102)					12,086,365
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund		0.297%		64,241,446	64,241

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
4	Fannie Mae Discount Notes	0.250%	8/25/10	3,000	3,000
4	Fannie Mae Discount Notes	0.300%	11/3/10	2,000	1,999
4	Freddie Mac Discount Notes	0.230%	8/9/10	3,000	3,000
4	Freddie Mac Discount Notes	0.320%	9/7/10	1,500	1,500
[4,5] Freddie Mac Discount Notes		0.245%	9/21/10	8,000	7,998
4	Freddie Mac Discount Notes	0.300%	11/1/10	8,000	7,996
4	Freddie Mac Discount Notes	0.321%	12/15/10	11,000	10,991
					36,484
Total Temporary Cash Investments (Cost $100,716)					100,725
Total Investments (100.3%) (Cost $16,283,818)					12,187,090
Other Assets and Liabilities-Net (-0.3%)[3]					(38,891)
Net Assets (100%)					12,148,199

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $59,924,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $64,241,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $7,998,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash

European Stock Index Fund

investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

European Stock Index Fund

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2010	980	35,047	1,028
FTSE 100 Index	September 2010	318	26,121	414

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
9/22/10	EUR	26,112	USD	34,017	1,924
9/22/10	GBP	16,414	USD	25,700	1,471

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At July 31, 2010, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

European Stock Index Fund

Common Stocks	47,514	12,038,143	708
Temporary Cash Investments	64,241	36,484	—
Futures Contracts—Liabilities[1]	(284)	—	—
Forward Currency Contracts—Assets	—	3,395	—
Total	111,471	12,078,022	708
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2010:

Investments in
Common stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	800
Change in Unrealized Appreciation (Depreciation)	(92)
Balance as of July 31, 2010	708

E. At July 31, 2010, the cost of investment securities for tax purposes was $16,286,891,000. Net unrealized depreciation of investment securities for tax purposes was $4,099,801,000, consisting of unrealized gains of $402,095,000 on securities that had risen in value since their purchase and $4,501,896,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Brazil (16.2%)
Vale SA Class B Pfd. ADR	17,110,535	414,588
Itau Unibanco Holding SA ADR	17,931,204	401,480
Petroleo Brasileiro SA ADR Type A	12,460,174	396,857
Petroleo Brasileiro SA ADR	9,153,839	333,200
Vale SA Class B ADR	10,811,740	300,566
Petroleo Brasileiro SA Prior Pfd.	18,203,912	288,563
Banco Bradesco SA ADR	14,626,146	272,485
Vale SA Prior Pfd.	10,356,177	251,368
Petroleo Brasileiro SA	13,003,196	236,066
Investimentos Itau SA Prior Pfd.	30,949,834	228,939
Itau Unibanco Holding SA Prior Pfd.	10,196,338	228,241
Banco Bradesco SA	11,227,931	205,879
BM&FBovespa SA	26,490,293	195,800
Vale SA	7,059,338	194,987
* OGX Petroleo e Gas Participacoes SA	17,639,552	185,743
Banco do Brasil SA	7,696,962	133,038
Cia de Bebidas das Americas ADR	1,194,756	130,491
Cia Siderurgica Nacional SA ADR	6,765,681	113,596
Cia de Bebidas das Americas Prior Pfd.	854,794	92,186
BRF - Brasil Foods SA	6,369,080	89,156
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	3,129,155	87,979
Gerdau SA ADR	5,860,555	85,799
Banco Santander Brasil SA ADR	6,409,477	85,374
Cielo SA	8,290,145	75,086
PDG Realty SA Empreendimentos e Participacoes	7,032,576	74,412
Metalurgica Gerdau SA Class A	3,786,548	66,956
Bradespar SA Prior Pfd.	3,038,001	63,859
Natura Cosmeticos SA	2,374,815	62,111
Cia Siderurgica Nacional SA	3,644,520	60,424
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,022,059	56,324
Lojas Renner SA	1,624,071	54,499
Redecard SA	3,487,364	53,437
Ultrapar Participacoes SA Prior Pfd.	1,001,188	51,340
All America Latina Logistica SA	5,402,463	50,867
* Hypermarcas SA	3,693,248	48,129
^ Cia Energetica de Minas Gerais ADR	3,127,892	47,544
Cia de Concessoes Rodoviarias	2,056,824	47,175
Souza Cruz SA	1,011,113	46,336
Gerdau SA Prior Pfd.	3,143,500	45,540
Centrais Eletricas Brasileiras SA Prior Pfd.	2,552,719	39,333
Vivo Participacoes SA Prior Pfd.	1,451,952	38,924
Gafisa SA	5,169,120	38,589
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	581,403	37,826
^ BRF - Brasil Foods SA ADR	2,610,708	36,863
Centrais Eletricas Brasileiras SA	2,833,161	36,615
Usinas Siderurgicas de Minas Gerais SA	1,231,383	35,783
MRV Engenharia e Participacoes SA	3,962,851	35,713
Empresa Brasileira de Aeronautica SA ADR	1,349,148	35,577
Lojas Americanas SA Prior Pfd.	4,095,138	34,460

Duratex SA	3,271,461	34,411
JBS SA	6,847,250	33,481
Cia Energetica de Minas Gerais Prior Pfd.	2,210,595	32,968
Cia Energetica de Sao Paulo Prior Pfd.	2,100,571	32,032
BR Malls Participacoes SA	2,099,231	31,558
CPFL Energia SA	1,281,549	29,569
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,236,023	26,009
Tele Norte Leste Participacoes SA Prior Pfd.	1,751,023	25,716
Tele Norte Leste Participacoes SA ADR	1,692,266	24,758
* Fibria Celulose SA	1,570,716	24,720
Suzano Papel e Celulose SA Prior Pfd.	2,537,808	24,126
Tractebel Energia SA	1,841,587	24,030
Cia Paranaense de Energia ADR	1,088,822	23,867
Cia de Saneamento Basico do Estado de Sao Paulo ADR	596,191	23,734
* Cosan SA Industria e Comercio	1,641,750	23,607
Rossi Residencial SA	2,412,569	22,030
* NET Servicos de Comunicacao SA Prior Pfd.	1,958,391	20,978
Vivo Participacoes SA ADR	760,542	20,337
Localiza Rent a Car SA	1,469,059	20,255
Banco do Estado do Rio Grande do Sul Prior Pfd.	2,337,722	20,190
Porto Seguro SA	1,634,204	18,853
* LLX Logistica SA	3,678,203	18,550
Marfrig Alimentos SA	1,834,895	18,361
AES Tiete SA Prior Pfd.	1,449,420	18,130
Multiplan Empreendimentos Imobiliarios SA	941,469	17,825
Gol Linhas Aereas Inteligentes SA Prior Pfd.	1,266,300	17,603
Banco Santander Brasil SA	1,310,990	17,293
TAM SA Prior Pfd.	1,002,608	16,856
Klabin SA Prior Pfd.	5,633,861	16,240
Brookfield Incorporacoes SA	3,115,000	16,206
* MMX Mineracao e Metalicos SA	2,387,300	16,112
Braskem SA	2,131,624	16,095
* Brasil Telecom SA Prior Pfd.	2,439,068	15,976
Brasil Telecom SA ADR	775,322	15,165
Empresa Brasileira de Aeronautica SA	2,267,149	14,734
EDP - Energias do Brasil SA	713,805	14,395
Sul America SA	1,630,100	14,310
Tele Norte Leste Participacoes SA	753,981	14,104
B2W Cia Global Do Varejo	709,554	13,414
Tim Participacoes SA ADR	455,497	12,995
* Fertilizantes Fosfatados SA Prior Pfd.	1,433,767	12,505
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	451,400	12,363
* Fibria Celulose SA ADR	709,906	11,146
Cia de Saneamento Basico do Estado de Sao Paulo	519,982	10,324
Tim Participacoes SA Prior Pfd.	3,576,482	10,208
Telemar Norte Leste SA Prior Pfd.	356,550	9,307
* NET Servicos de Comunicacao SA ADR	754,891	8,175
Cia Paranaense de Energia Prior Pfd.	365,239	7,897
Centrais Eletricas Brasileiras SA ADR	312,200	4,084
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	62,819	2,054
		7,155,759
Chile (1.6%)
Empresas COPEC SA	6,112,403	100,085
Empresas CMPC SA	1,514,567	68,573
Centros Comerciales Sudamericanos SA	12,053,159	61,393
Banco Santander Chile ADR	575,843	47,801
Empresa Nacional de Electricidad SA ADR	905,899	44,887

	Lan Airlines SA	1,876,286	44,811
	Enersis SA ADR	2,079,704	43,133
	CAP SA	1,089,696	40,034
	Sociedad Quimica y Minera de Chile SA ADR	901,591	34,251
	Enersis SA	76,346,224	31,710
	SACI Falabella	3,981,866	31,167
	Empresa Nacional de Electricidad SA	18,220,683	29,992
	Colbun SA	98,738,237	26,899
	ENTEL Chile SA	1,510,862	21,594
	Banco de Credito e Inversiones	403,507	21,078
	AES Gener SA	33,953,453	17,718
	Cia Cervecerias Unidas SA	1,629,137	17,174
	Vina Concha y Toro SA	6,751,300	16,229
	Sociedad Quimica y Minera de Chile SA Class B	356,840	13,551
	Banco Santander Chile	57,433,248	4,573
			716,653
China (18.7%)
	China Mobile Ltd.	82,014,667	833,439
	Industrial & Commercial Bank of China	735,979,659	563,611
	China Construction Bank Corp.	612,925,493	520,924
	China Life Insurance Co. Ltd.	101,724,470	454,672
	Bank of China Ltd.	777,665,525	411,703
	CNOOC Ltd.	244,089,752	411,384
	PetroChina Co. Ltd.	288,783,679	330,334
	Tencent Holdings Ltd.	13,684,372	264,233
	Ping An Insurance Group Co. of China Ltd.	22,116,488	183,224
	China Shenhua Energy Co. Ltd.	46,494,825	179,613
	China Petroleum & Chemical Corp.	218,651,540	176,450
	China Merchants Bank Co. Ltd.	53,349,002	142,923
	China Overseas Land & Investment Ltd.	56,365,076	121,106
	China Unicom Hong Kong Ltd.	81,517,048	111,289
	Bank of Communications Co. Ltd.	91,070,950	101,229
	China Telecom Corp. Ltd.	191,591,683	96,102
	Belle International Holdings Ltd.	58,120,500	89,754
	Hengan International Group Co. Ltd.	10,091,500	87,114
*,^ Agricultural Bank of China		182,796,500	82,367
	China Coal Energy Co.	48,589,000	68,004
	Want Want China Holdings Ltd.	81,547,285	63,994
	China Resources Enterprise Ltd.	16,771,460	63,803
	China Resources Land Ltd.	27,998,000	59,584
	Tingyi Cayman Islands Holding Corp.	23,236,634	59,140
	Yanzhou Coal Mining Co. Ltd.	27,288,720	58,866
	China Yurun Food Group Ltd.	17,840,149	58,688
	China Citic Bank Corp. Ltd.	85,791,933	58,105
	China Merchants Holdings International Co. Ltd.	15,225,510	57,824
	China Communications Construction Co. Ltd.	58,231,704	55,073
	Dongfeng Motor Group Co. Ltd.	37,836,044	52,978
	China Resources Power Holdings Co. Ltd.	22,732,548	49,601
^	Byd Co. Ltd.	7,155,755	49,405
*	GOME Electrical Appliances Holdings Ltd.	141,408,805	49,094
	China Minsheng Banking Corp. Ltd.	51,720,600	48,316
*,^ Aluminum Corp. of China Ltd.		54,368,840	48,144
	China Mengniu Dairy Co. Ltd.	15,379,356	47,917
	Beijing Enterprises Holdings Ltd.	7,135,000	47,238
	China Pacific Insurance Group Co. Ltd.	11,214,394	44,833
	Kunlun Energy Co. Ltd.	34,294,330	44,802
^	Jiangxi Copper Co. Ltd.	19,727,631	43,955

	Lenovo Group Ltd.	68,125,309	43,883
^	Shimao Property Holdings Ltd.	22,239,257	42,791
	Inner Mongolia Yitai Coal Co. Class B	7,913,392	42,686
	China Railway Group Ltd.	55,557,608	41,554
^	Anhui Conch Cement Co. Ltd.	11,438,768	40,033
*,^ China COSCO Holdings Co. Ltd.		35,305,500	39,660
	Kingboard Chemical Holdings Ltd.	8,233,126	38,212
^	Alibaba.com Ltd.	17,620,132	36,502
*	Air China Ltd.	31,682,548	36,487
	Zijin Mining Group Co. Ltd.	56,046,120	36,282
	China Railway Construction Corp. Ltd.	25,999,265	36,225
*	China Taiping Insurance Holdings Co. Ltd.	10,687,207	36,118
	Chaoda Modern Agriculture Holdings Ltd.	33,145,067	35,651
	Denway Motors Ltd.	69,152,148	35,339
*,^ PICC Property & Casualty Co. Ltd.		34,813,551	35,300
	Shanghai Industrial Holdings Ltd.	7,598,045	34,697
	Nine Dragons Paper Holdings Ltd.	22,785,000	33,219
^	Sino-Ocean Land Holdings Ltd.	42,359,802	32,425
	China National Building Material Co. Ltd.	16,891,180	31,972
^	Li Ning Co. Ltd.	9,573,568	31,650
	Citic Pacific Ltd.	15,299,874	31,576
	Parkson Retail Group Ltd.	17,807,779	30,613
^	Sinopharm Group Co.	8,150,000	30,570
	China High Speed Transmission Equipment Group Co. Ltd.	13,138,280	30,079
	COSCO Pacific Ltd.	21,878,988	29,923
	China Everbright Ltd.	11,092,010	28,978
	China Oilfield Services Ltd.	21,696,000	28,587
*,^ China Longyuan Power Group Corp.		26,969,000	28,369
	China Shipping Development Co. Ltd.	18,661,181	27,502
	Huabao International Holdings Ltd.	21,217,838	27,429
^	Agile Property Holdings Ltd.	20,329,245	26,541
	Huaneng Power International Inc.	44,318,136	25,890
	Xinao Gas Holdings Ltd.	10,272,000	24,355
^	Poly Hong Kong Investments Ltd.	19,788,000	23,917
^	Angang Steel Co. Ltd.	15,738,374	23,864
	Renhe Commercial Holdings Co. Ltd.	109,511,454	23,570
	Fushan International Energy Group Ltd.	40,537,984	23,431
^	ZTE Corp.	7,159,273	22,972
^	China Agri-Industries Holdings Ltd.	20,262,586	22,902
	China Dongxiang Group Co.	39,945,788	22,605
	China South Locomotive and Rolling Stock Corp.	27,115,877	22,409
	Shandong Weigao Group Medical Polymer Co. Ltd.	4,933,550	22,329
^	Anta Sports Products Ltd.	12,399,000	21,947
	Golden Eagle Retail Group Ltd.	9,185,000	21,869
	China Vanke Co. Ltd. Class B	16,678,605	21,788
^	Guangzhou R&F Properties Co. Ltd.	13,782,400	21,644
	Yantai Changyu Pioneer Wine Co. Class B	2,046,175	21,547
	Weichai Power Co. Ltd.	2,599,800	21,512
^	Datang International Power Generation Co. Ltd.	45,840,568	19,694
^	Geely Automobile Holdings Ltd.	51,868,000	19,423
	Zhejiang Expressway Co. Ltd.	20,536,704	19,411
	Shanghai Electric Group Co. Ltd.	40,683,796	19,177
^	Soho China Ltd.	30,522,606	18,860
^	Country Garden Holdings Co.	58,348,821	18,529
	Tsingtao Brewery Co. Ltd.	3,818,000	18,093
^	Shui On Land Ltd.	39,458,737	18,026
	Guangdong Investment Ltd.	35,890,152	17,967
*,^ China Shipping Container Lines Co. Ltd.		45,603,618	16,916

	Jiangsu Expressway Co. Ltd.	17,344,139	16,874
^	Skyworth Digital Holdings Ltd.	22,992,486	16,630
	Fosun International	21,313,237	16,339
*	Semiconductor Manufacturing International Corp.	234,912,000	16,273
	Longfor Properties Co. Ltd.	14,536,181	15,969
	Lee & Man Paper Manufacturing Ltd.	21,535,000	15,884
*,^ Metallurgical Corp. of China Ltd.		33,933,000	15,835
^	Dongfang Electric Corp. Ltd.	4,545,830	15,678
	China BlueChemical Ltd.	23,437,405	15,065
	Wumart Stores Inc.	6,782,000	14,865
	Franshion Properties China Ltd.	50,748,094	14,721
	Beijing Capital International Airport Co. Ltd.	27,281,654	14,427
^	Maanshan Iron & Steel	25,759,134	14,394
	BBMG Corp.	11,902,500	14,068
^	China Zhongwang Holdings Ltd.	22,196,532	13,986
^	Hopson Development Holdings Ltd.	9,983,840	13,601
	Sinopec Shanghai Petrochemical Co. Ltd.	34,623,084	13,538
	China Communications Services Corp. Ltd.	26,463,311	13,448
	China Shineway Pharmaceutical Group Ltd.	5,032,536	13,406
	China International Marine Containers Co. Ltd. Class B	8,719,259	12,704
	Hidili Industry International Development Ltd.	13,900,913	12,581
*,^ Sinofert Holdings Ltd.		28,321,917	12,516
	Greentown China Holdings Ltd.	9,564,000	11,912
*	China Travel International Inv HK	43,218,683	10,701
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,535,929	10,000
^	Sinotruk Hong Kong Ltd.	9,989,500	9,191
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	696,212	277
			8,291,218
Colombia (0.6%)
	BanColombia SA ADR	3,315,017	194,359
	Ecopetrol SA	12,945,100	21,785
	Grupo de Inversiones Suramericana SA	480,700	8,540
	Cementos Argos SA	898,400	5,561
	Inversiones Argos SA	503,600	5,530
	Almacenes Exito SA	419,100	4,561
	Interconexion Electrica SA	554,300	3,929
			244,265
Czech Republic (0.4%)
	CEZ AS	2,216,616	101,501
	Komercni Banka AS	216,437	42,073
	Telefonica O2 Czech Republic AS	1,583,499	36,215
*	Central European Media Enterprises Ltd.	445,000	9,547
			189,336
Egypt (0.3%)
	Orascom Construction Industries GDR	1,328,908	56,652
	Orascom Telecom Holding SAE GDR	7,838,737	36,737
	Commercial International Bank Egypt SAE	1,720,000	11,896
	Egyptian Financial Group-Hermes Holding	1,121,117	5,518
*	Talaat Moustafa Group	3,841,182	4,932
	Telecom Egypt	1,487,200	4,482
*	Ezz Steel	1,221,724	3,875
	Egyptian Kuwaiti Holding Co.	2,531,871	3,666
	Egyptian Co. for Mobile Services	95,800	2,698
*	ElSwedy Cables Holding Co.	141,500	1,685
			132,141

Hungary (0.4%)
*,^ OTP Bank PLC		3,258,861	78,263
*,^ MOL Hungarian Oil and Gas PLC		583,590	52,486
	Richter Gedeon Nyrt.	194,722	39,728
	Magyar Telekom Telecommunications PLC	6,401,771	19,798
			190,275
India (7.9%)
	Reliance Industries Ltd.	17,782,828	387,590
	Infosys Technologies Ltd.	6,238,686	375,676
	Housing Development Finance Corp.	2,878,247	185,317
	ICICI Bank Ltd.	8,371,831	164,743
	Tata Consultancy Services Ltd.	6,318,276	114,708
	HDFC Bank Ltd. ADR	693,726	114,173
	Larsen & Toubro Ltd.	2,789,132	108,120
	ITC Ltd.	14,713,714	98,105
	Bharat Heavy Electricals Ltd.	1,607,562	84,620
	Axis Bank Ltd.	2,770,432	80,468
	HDFC Bank Ltd.	1,662,139	76,924
	Oil & Natural Gas Corp. Ltd.	2,646,949	70,910
	Sterlite Industries India Ltd.	18,487,201	69,840
	Jindal Steel & Power Ltd.	5,121,752	68,886
	Hindustan Unilever Ltd.	11,997,433	65,180
	Tata Motors Ltd.	2,942,105	53,727
	NTPC Ltd.	12,492,184	53,552
	Hindalco Industries Ltd.	15,335,966	53,254
	Mahindra & Mahindra Ltd.	3,545,201	50,635
	Infrastructure Development Finance Co. Ltd.	12,559,784	50,533
	GAIL India Ltd.	5,231,829	49,518
	Tata Steel Ltd.	3,928,540	45,631
	ICICI Bank Ltd. ADR	1,111,614	43,253
	State Bank of India	781,381	42,273
	Hero Honda Motors Ltd.	1,070,118	41,936
^	Wipro Ltd. ADR	2,979,858	40,526
	Tata Power Co. Ltd.	1,347,988	38,430
*	Cairn India Ltd.	5,271,502	38,088
	DLF Ltd.	5,666,061	36,956
	Sesa Goa Ltd.	4,579,757	35,816
	Bajaj Auto Ltd.	595,026	34,464
	Jaiprakash Associates Ltd.	13,276,505	33,916
	Wipro Ltd.	3,790,420	33,810
	Reliance Infrastructure Ltd.	1,408,851	33,767
	United Spirits Ltd.	1,104,548	33,105
	Sun Pharmaceutical Industries Ltd.	815,081	31,102
	Cipla Ltd.	4,411,378	31,050
^	Dr Reddy's Laboratories Ltd. ADR	1,049,266	30,334
	Kotak Mahindra Bank Ltd.	1,801,918	30,071
	Unitech Ltd.	16,710,156	29,374
	JSW Steel Ltd.	1,165,657	28,169
	Steel Authority of India Ltd.	6,361,103	28,077
	Reliance Communications Ltd.	7,233,519	27,945
	Maruti Suzuki India Ltd.	958,474	24,803
*	Reliance Capital Ltd.	1,388,765	23,561
	Ambuja Cements Ltd.	8,645,307	21,990
	Rural Electrification Corp. Ltd.	3,236,280	21,198
	Zee Entertainment Enterprises Ltd.	3,098,244	19,827
	Adani Enterprises Ltd.	1,406,300	17,773
	Bharat Petroleum Corp. Ltd.	1,245,851	17,220

Siemens India Ltd.	1,136,130	17,169
HCL Technologies Ltd.	1,975,746	16,751
* Indiabulls Real Estate Ltd.	4,614,685	16,348
* GMR Infrastructure Ltd.	13,147,446	16,157
* Satyam Computer Services Ltd.	8,462,049	15,839
* Ranbaxy Laboratories Ltd.	1,456,674	14,150
ACC Ltd.	763,941	13,713
ABB Ltd.	728,097	12,767
United Phosphorus Ltd.	3,155,072	12,546
Piramal Healthcare Ltd.	1,124,677	11,711
Dr Reddy's Laboratories Ltd.	397,337	11,636
* Suzlon Energy Ltd.	9,028,310	11,021
* Housing Development & Infrastructure Ltd.	1,794,644	10,339
Aditya Birla Nuvo Ltd.	548,275	9,157
* Reliance Natural Resources Ltd.	9,676,649	8,662
State Bank of India GDR	47,357	5,099
		3,494,009
Indonesia (2.4%)
Astra International Tbk PT	27,880,090	158,458
Telekomunikasi Indonesia Tbk PT	138,694,979	130,828
Bank Central Asia Tbk PT	167,713,224	111,833
Bank Rakyat Indonesia	76,001,300	84,355
Perusahaan Gas Negara PT	151,800,980	68,891
Bank Mandiri Tbk PT	100,669,524	67,734
United Tractors Tbk PT	20,887,669	47,162
Bumi Resources Tbk PT	243,345,552	47,030
Semen Gresik Persero Tbk PT	41,180,820	42,681
Unilever Indonesia Tbk PT	21,585,230	40,960
Indocement Tunggal Prakarsa Tbk PT	20,610,603	39,016
Indofood Sukses Makmur Tbk PT	62,168,296	32,211
Gudang Garam Tbk PT	7,999,000	31,317
Adaro Energy Tbk PT	135,454,250	30,376
Bank Danamon Indonesia Tbk PT	38,034,349	22,815
Tambang Batubara Bukit Asam Tbk PT	11,538,938	21,589
Indo Tambangraya Megah PT	4,820,800	20,232
Bank Negara Indonesia Persero Tbk PT	49,208,500	16,684
International Nickel Indonesia Tbk PT	35,727,650	16,540
Aneka Tambang Tbk PT	49,214,659	11,596
Indosat Tbk PT	20,237,273	10,989
Astra Agro Lestari Tbk PT	4,854,180	10,606
		1,063,903
Malaysia (2.9%)
CIMB Group Holdings Bhd.	52,865,148	123,125
Malayan Banking Bhd.	41,772,023	101,752
Sime Darby Bhd.	36,924,613	90,691
Genting Bhd.	30,570,290	76,930
IOI Corp. Bhd.	45,856,278	73,910
Tenaga Nasional Bhd.	26,886,346	72,669
Public Bank Bhd. (Foreign)	13,806,747	53,070
* Axiata Group Bhd.	35,142,794	47,110
Maxis Bhd.	26,011,950	43,268
* Malaysia International Shipping Corp. Bhd. (Local)	14,803,390	40,996
AMMB Holdings Bhd.	25,152,803	40,751
Digi.com Bhd.	4,864,473	37,784
Genting Malaysia Bhd.	41,196,890	36,968
Kuala Lumpur Kepong Bhd.	6,688,171	35,521
PPB Group Bhd.	5,791,808	31,590

PLUS Expressways Bhd.	21,112,782	25,501
British American Tobacco Malaysia Bhd.	1,785,837	25,221
IJM Corp. Bhd.	14,791,750	23,509
Gamuda Bhd.	22,139,016	23,123
Petronas Gas Bhd.	6,993,694	22,000
YTL Corp. Bhd.	9,161,508	21,607
YTL Power International Bhd.	29,076,327	20,671
Hong Leong Bank Bhd.	6,491,766	18,394
Tanjong PLC	3,170,752	17,598
Telekom Malaysia Bhd.	15,457,840	16,337
UMW Holdings Bhd.	7,833,520	15,391
Berjaya Sports Toto Bhd.	9,897,196	13,079
Petronas Dagangan Bhd.	3,683,000	11,901
RHB Capital Bhd.	5,650,935	11,537
SP Setia Bhd.	8,557,152	11,257
Alliance Financial Group Bhd.	12,224,017	11,237
Parkson Holdings Bhd.	6,377,612	11,096
Lafarge Malayan Cement Bhd.	5,063,820	10,747
Bursa Malaysia Bhd.	4,720,414	10,459
* AirAsia Bhd.	19,851,048	9,314
MMC Corp. Bhd.	10,531,200	8,589
Hong Leong Financial Group Bhd.	3,099,000	8,467
* Malaysian Airline System Bhd.	11,840,900	7,942
Genting Plantations Bhd.	3,511,900	7,736
Berjaya Corp. Bhd.	21,724,900	7,399
* Berjaya Retail BHD	2,172,490	888
* Public Bank Bhd. (Local)	166,128	635
		1,277,770
Mexico (4.3%)
America Movil SAB de CV	259,037,598	641,211
Wal-Mart de Mexico SAB de CV	80,468,792	186,919
Fomento Economico Mexicano SAB de CV	29,732,708	145,202
Grupo Mexico SAB de CV Class B	52,247,288	138,908
Grupo Televisa SA	32,258,958	123,130
* Cemex SAB de CV	127,420,425	120,809
Grupo Financiero Banorte SAB de CV	19,036,790	74,527
Telefonos de Mexico SAB de CV	73,965,514	53,940
Grupo Modelo SAB de CV	8,805,587	47,803
Kimberly-Clark de Mexico SAB de CV Class A	7,423,156	46,914
Grupo Elektra SA de CV	1,026,000	40,909
Grupo Financiero Inbursa SA	11,285,330	39,848
Grupo Bimbo SAB de CV Class A	4,938,988	37,212
Alfa SAB de CV Class A	4,258,231	33,186
Mexichem SAB de CV	11,402,287	31,630
Grupo Carso SAB de CV	8,061,666	30,261
Industrias Penoles SAB de CV	1,398,563	29,229
Coca-Cola Femsa SAB de CV	3,839,145	26,286
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,313,407	17,225
* Desarrolladora Homex SAB de CV	3,185,290	15,744
* Urbi Desarrollos Urbanos SAB de CV	7,093,193	13,747
Grupo Aeroportuario del Pacifico SAB de CV ADR	140,077	4,551
* Carso Global Telecom SAB de CV	129,200	633
		1,899,824
Morocco (0.0%)
Maroc Telecom	400,400	7,033
* Douja Promotion Groupe Addoha SA	346,800	4,654
Attijariwafa Bank	83,296	2,985

*	Douja Promotion Groupe Addoha SA Rights Exp. 08/12/2010	296,000	69
			14,741
Peru (0.6%)
	Southern Copper Corp. (U.S. Shares)	2,392,508	75,149
	Cia de Minas Buenaventura SA ADR	1,907,826	73,661
	Credicorp Ltd. (New York Shares)	507,282	49,572
	Credicorp Ltd.	422,657	41,124
	Cia de Minas Buenaventura SA	721,920	28,168
	Southern Copper Corp.	547,989	17,097
			284,771
Philippines (0.5%)
	Philippine Long Distance Telephone Co.	666,980	35,517
	Manila Electric Co.	6,378,662	26,047
	SM Investments Corp.	2,692,196	25,740
	Ayala Land Inc.	73,514,350	23,734
	Bank of the Philippine Islands	18,660,286	19,430
	Ayala Corp.	2,507,146	17,463
	SM Prime Holdings Inc.	67,789,450	15,815
	Jollibee Foods Corp.	6,205,639	10,569
	Energy Development Corp.	98,750,753	9,608
	Globe Telecom Inc.	496,363	9,591
	Metropolitan Bank & Trust	7,037,620	9,276
	Banco de Oro Unibank Inc.	8,304,791	8,522
			211,312
Poland (1.5%)
	Powszechna Kasa Oszczednosci Bank Polski SA	8,539,216	108,918
	Bank Pekao SA	1,592,034	84,928
*	Powszechny Zaklad Ubezpieczen SA	538,990	69,083
	KGHM Polska Miedz SA	1,941,815	67,536
*	Polski Koncern Naftowy Orlen	4,488,559	57,128
^	Telekomunikacja Polska SA	9,366,406	48,512
	Polskie Gornictwo Naftowe i Gazownictwo SA	25,192,635	29,102
	Polska Grupa Energetyczna SA	3,678,582	26,496
*	Tauron Polska Energia SA	14,609,904	24,334
	Bank Zachodni WBK SA	314,276	18,882
	Asseco Poland SA	942,392	16,844
*,^ BRE Bank SA		199,789	16,781
*,^ Globe Trade Centre SA		2,029,635	15,939
*,^ Getin Holding SA		4,420,747	14,790
	TVN SA	2,193,704	12,716
*	ING Bank Slaski SA	41,237	10,502
*	Kernel Holding SA	506,805	10,385
*	Grupa Lotos SA	971,247	10,226
	Bank Handlowy w Warszawie SA	392,698	9,873
	PBG SA	117,485	8,798
*	Bank Millennium SA	5,481,005	8,336
	Cyfrowy Polsat SA	1,225,085	5,880
			675,989
Russia (6.6%)
	Gazprom OAO ADR	31,638,694	683,644
	Lukoil OAO ADR	6,263,391	357,561
	Sberbank of Russian Federation	115,332,483	321,352
	MMC Norilsk Nickel ADR	10,304,130	169,581
	Mobile Telesystems OJSC ADR	6,857,736	152,242
	Rosneft Oil Co. GDR	18,174,094	121,525
	Gazprom OAO	19,064,361	102,055

Surgutneftegas OJSC ADR	9,811,556	99,594
NovaTek OAO GDR	1,258,160	94,513
Tatneft ADR	2,656,763	82,174
* RusHydro	1,434,794,306	75,461
* Magnit OJSC GDR	3,062,709	64,857
VTB Bank OJSC GDR	11,249,812	61,037
* Federal Grid Co. Unified Energy System JSC	4,268,255,135	47,372
Mechel ADR	2,022,654	44,053
Surgutneftegas OJSC Prior Pfd.	96,234,679	43,863
Uralkali	10,322,491	43,424
Novolipetsk Steel OJSC GDR	1,280,619	39,853
Sistema JSFC GDR	1,347,003	33,079
Polyus Gold Co. ADR	1,123,815	27,273
Rosneft Oil Co.	3,755,692	25,102
Sberbank of Russian Federation Prior Pfd.	11,814,859	22,186
* Polymetal	1,423,657	18,809
Severstal OAO GDR	1,556,707	18,418
Wimm-Bill-Dann Foods OJSC ADR	928,603	18,340
* Severstal OAO	1,500,000	17,496
Tatneft	3,566,067	17,308
* OGK-4 OJSC	216,473,700	16,827
* Inter Rao Ues OAO	11,499,334,699	16,214
Comstar United Telesystems OJSC GDR	2,408,550	15,548
* TMK OAO GDR	777,268	12,838
* Raspadskaya	2,347,700	9,477
Lukoil OAO	162,546	9,235
Polyus Gold Co.	152,129	6,944
Surgutneftegas OJSC	4,302,300	4,376
MMC Norilsk Nickel	26,438	4,373
* RusHydro Assimilation Line	48,252,970	2,514
VTB Bank OJSC	467,387,000	1,257
		2,901,775
South Africa (7.5%)
MTN Group Ltd.	22,595,584	362,024
Sasol Ltd.	7,842,226	310,735
Standard Bank Group Ltd.	15,873,948	246,544
Naspers Ltd.	5,279,400	225,130
AngloGold Ashanti Ltd.	4,929,743	199,966
Impala Platinum Holdings Ltd.	6,922,233	187,534
Gold Fields Ltd.	9,633,767	130,228
FirstRand Ltd.	38,704,524	107,270
Sanlam Ltd.	26,649,520	91,299
* Anglo Platinum Ltd.	898,673	86,583
Remgro Ltd.	5,962,733	81,719
ABSA Group Ltd.	4,358,026	81,115
Bidvest Group Ltd.	4,056,975	73,630
Shoprite Holdings Ltd.	5,738,935	71,909
Kumba Iron Ore Ltd.	1,122,868	56,950
Tiger Brands Ltd.	2,200,119	54,595
Harmony Gold Mining Co. Ltd.	5,256,773	52,902
Growthpoint Properties Ltd.	21,509,066	48,925
Truworths International Ltd.	6,017,898	48,096
RMB Holdings Ltd.	10,058,971	47,584
Massmart Holdings Ltd.	2,669,782	46,826
African Bank Investments Ltd.	10,042,617	46,065
Nedbank Group Ltd.	2,393,330	44,371
Vodacom Group Ltd.	5,173,840	43,961

Steinhoff International Holdings Ltd.	16,409,376	42,965
* Aspen Pharmacare Holdings Ltd.	3,587,502	40,050
Redefine Properties Ltd.	35,260,600	36,957
* Sappi Ltd.	7,427,239	35,715
Woolworths Holdings Ltd.	9,904,514	35,280
African Rainbow Minerals Ltd.	1,472,105	34,527
Pretoria Portland Cement Co. Ltd.	7,378,275	32,610
Imperial Holdings Ltd.	2,446,306	32,324
Exxaro Resources Ltd.	1,745,859	28,991
* ArcelorMittal South Africa Ltd.	2,476,911	28,886
Netcare Ltd.	14,900,605	27,750
Foschini Ltd.	2,756,221	26,858
Investec Ltd.	3,272,899	26,680
Aveng Ltd.	5,356,415	26,455
Murray & Roberts Holdings Ltd.	4,468,138	25,750
Reunert Ltd.	2,507,308	20,307
Pick n Pay Stores Ltd.	3,110,011	19,410
Discovery Holdings Ltd.	3,785,882	18,814
Telkom SA Ltd.	3,758,846	17,573
Liberty Holdings Ltd.	1,472,791	15,714
Northam Platinum Ltd.	1,499,245	9,057
		3,328,634
South Korea (13.4%)
2 Samsung Electronics Co. Ltd. GDR	1,597,452	551,951
Samsung Electronics Co. Ltd.	722,560	495,609
Hyundai Motor Co.	2,086,556	263,097
POSCO ADR	2,370,469	246,552
LG Chem Ltd.	632,608	176,145
Hyundai Mobis	922,392	159,645
Samsung Electronics Co. Ltd. Prior Pfd.	281,062	132,331
* Hynix Semiconductor Inc.	6,789,250	129,199
POSCO	299,804	124,683
Shinhan Financial Group Co. Ltd. ADR	1,446,913	119,703
Hyundai Heavy Industries Co. Ltd.	512,452	116,474
KB Financial Group Inc. ADR	2,548,823	109,039
LG Electronics Inc.	1,279,611	108,644
Shinhan Financial Group Co. Ltd.	2,588,849	106,266
LG Display Co. Ltd.	3,132,616	95,758
Samsung Electro-Mechanics Co. Ltd.	815,377	94,154
Shinsegae Co. Ltd.	190,202	90,689
LG Corp.	1,275,788	88,121
* NHN Corp.	555,286	86,122
Samsung C&T Corp.	1,712,215	85,854
KB Financial Group Inc.	1,949,726	84,588
SK Energy Co. Ltd.	807,995	84,346
Samsung Fire & Marine Insurance Co. Ltd.	477,279	82,954
Kia Motors Corp.	3,144,084	82,280
Hana Financial Group Inc.	2,605,120	77,476
KT&G Corp.	1,506,320	75,694
Samsung SDI Co. Ltd.	469,587	67,478
Hyundai Steel Co.	759,884	65,748
Korea Electric Power Corp. ADR	4,567,024	64,349
Samsung Life Insurance Co. Ltd.	674,608	62,724
SK Telecom Co. Ltd. ADR	3,153,741	51,658
Hyundai Engineering & Construction Co. Ltd.	906,979	48,557
OCI Co. Ltd.	205,876	48,186
Samsung Techwin Co. Ltd.	511,047	47,565

Woori Finance Holdings Co. Ltd.	3,763,372	46,861
Cheil Industries Inc.	600,023	46,111
Samsung Heavy Industries Co. Ltd.	2,156,020	45,040
Lotte Shopping Co. Ltd.	139,659	42,432
Samsung Engineering Co. Ltd.	399,580	41,647
LG Household & Health Care Ltd.	119,545	37,599
Doosan Heavy Industries and Construction Co. Ltd.	561,947	36,620
Amorepacific Corp.	43,533	35,554
Samsung Securities Co. Ltd.	696,209	35,309
KT Corp. ADR	1,872,612	35,299
Korea Exchange Bank	3,425,360	35,165
Korea Electric Power Corp.	1,245,241	34,899
Daewoo Securities Co. Ltd.	1,694,490	33,054
GS Engineering & Construction Corp.	473,128	32,004
NCSoft Corp.	190,905	30,388
* Korean Air Lines Co. Ltd.	483,962	30,194
S-Oil Corp.	632,020	30,165
Honam Petrochemical Corp.	201,242	29,352
Industrial Bank of Korea	2,163,620	28,626
KT Corp.	767,526	27,687
SK Telecom Co. Ltd.	190,854	26,899
SK Holdings Co. Ltd.	340,807	26,755
GS Holdings	719,778	25,209
Samsung Card Co.	565,108	24,916
Korea Zinc Co. Ltd.	116,471	23,195
Woongjin Coway Co. Ltd.	656,119	23,135
Busan Bank	2,110,360	22,760
Hankook Tire Co. Ltd.	993,816	22,591
Hyosung Corp.	323,249	22,390
Kangwon Land Inc.	1,318,478	22,058
LG Uplus Corp.	3,236,508	21,784
Hanwha Corp.	637,286	21,604
Hyundai Motor Co. 2nd Pfd.	491,417	21,538
Hyundai Mipo Dockyard	156,708	21,474
Daegu Bank Ltd.	1,653,185	21,308
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,251,372	21,184
CJ CheilJedang Corp.	105,297	21,069
Daelim Industrial Co. Ltd.	371,185	21,051
Hyundai Department Store Co. Ltd.	205,931	20,541
* Doosan Infracore Co. Ltd.	1,097,392	19,690
LS Corp.	238,451	19,296
Woori Investment & Securities Co. Ltd.	1,220,421	19,198
Hyundai Securities Co.	1,622,891	18,678
^ Daewoo International Corp.	656,254	18,474
LG Innotek Co. Ltd.	136,665	18,468
Hyundai Development Co.	800,936	18,358
Korea Life Insurance Co. Ltd.	2,485,457	18,298
Hanwha Chem Corp.	1,092,620	17,809
Dongbu Insurance Co. Ltd.	549,251	17,061
Seoul Semiconductor Co. Ltd.	460,224	16,934
Glovis Co. Ltd.	145,002	16,706
KCC Corp.	63,747	16,446
Mirae Asset Securities Co. Ltd.	332,640	16,410
LS Industrial Systems Co. Ltd.	203,376	15,114
STX Pan Ocean Co. Ltd.	1,471,970	14,931
SK C&C Co. Ltd.	192,640	14,655
Yuhan Corp.	108,471	14,511
Korea Investment Holdings Co. Ltd.	500,504	14,305

Daewoo Engineering & Construction Co. Ltd.	1,653,714	14,037
Korea Gas Corp.	338,136	12,651
* Celltrion Inc.	766,568	12,466
Hyundai Motor Co. Prior Pfd.	297,770	12,422
Doosan Corp.	127,433	12,341
Dongkuk Steel Mill Co. Ltd.	548,982	11,129
SK Networks Co. Ltd.	1,261,790	11,035
S1 Corp.	216,030	10,949
Lotte Confectionery Co. Ltd.	8,906	10,151
Tong Yang Securities Inc.	1,059,646	9,692
* SK Broadband Co. Ltd.	2,086,198	9,328
Hanjin Heavy Industries & Construction Co. Ltd.	389,712	9,310
LG Electronics Inc. Prior Pfd.	239,038	8,590
Hite Brewery Co. Ltd.	64,850	7,695
Hite Holdings Co. Ltd.	1	—
		5,946,244
Taiwan (10.5%)
* Hon Hai Precision Industry Co. Ltd.	102,967,633	414,750
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	37,231,988	376,043
Taiwan Semiconductor Manufacturing Co. Ltd.	144,697,045	279,335
HTC Corp.	9,359,480	172,347
MediaTek Inc.	12,420,475	168,193
Cathay Financial Holding Co. Ltd.	85,192,202	133,747
China Steel Corp.	135,998,708	128,505
Nan Ya Plastics Corp.	63,490,439	111,625
Formosa Plastics Corp.	52,792,958	110,090
Acer Inc.	33,849,105	90,704
Formosa Chemicals & Fibre Corp.	37,669,164	81,629
Delta Electronics Inc.	23,556,245	81,225
* Fubon Financial Holding Co. Ltd.	65,960,588	80,661
Chunghwa Telecom Co. Ltd. ADR	3,767,599	79,685
Chimei Innolux Corp.	64,113,699	69,115
Chinatrust Financial Holding Co. Ltd.	113,948,526	68,148
Compal Electronics Inc.	49,891,483	65,275
^ United Microelectronics Corp. ADR	20,286,211	61,467
Mega Financial Holding Co. Ltd.	102,556,568	61,167
Quanta Computer Inc.	32,471,835	58,778
Chunghwa Telecom Co. Ltd.	26,657,016	56,167
AU Optronics Corp. ADR	5,788,934	54,995
Uni-President Enterprises Corp.	44,052,855	52,205
Asustek Computer Inc.	6,874,753	51,811
Taiwan Mobile Co. Ltd.	25,353,085	50,142
Yuanta Financial Holding Co. Ltd.	82,608,773	45,990
Far Eastern New Century Corp.	36,688,008	42,503
AU Optronics Corp.	43,882,669	41,540
Wistron Corp.	25,226,909	40,750
First Financial Holding Co. Ltd.	61,891,361	36,378
Formosa Petrochemical Corp.	15,612,928	36,208
Taiwan Cement Corp.	38,619,283	35,812
Lite-On Technology Corp.	27,946,529	35,652
* China Development Financial Holding Corp.	116,921,785	33,565
Synnex Technology International Corp.	14,124,681	32,175
Far EasTone Telecommunications Co. Ltd.	22,050,043	30,697
Hua Nan Financial Holdings Co. Ltd.	48,964,711	30,451
Cheng Shin Rubber Industry Co. Ltd.	11,798,344	30,152
United Microelectronics Corp.	66,880,970	29,669
Taiwan Cooperative Bank	44,106,450	28,573

Macronix International	42,898,318	28,503
Unimicron Technology Corp.	17,093,754	28,349
Advanced Semiconductor Engineering Inc. ADR	7,418,148	28,115
Taiwan Fertilizer Co. Ltd.	9,678,600	26,733
Foxconn Technology Co. Ltd.	7,575,976	25,795
Chang Hwa Commercial Bank	48,517,094	25,578
SinoPac Financial Holdings Co. Ltd.	72,233,813	24,175
Asia Cement Corp.	24,211,057	23,906
* Shin Kong Financial Holding Co. Ltd.	65,958,095	23,838
President Chain Store Corp.	7,231,547	23,695
Epistar Corp.	8,426,732	23,156
Largan Precision Co. Ltd.	1,207,135	23,086
Pou Chen Corp.	30,143,586	23,018
Powertech Technology Inc.	7,456,056	22,788
* Pegatron Corp.	19,487,785	22,502
Siliconware Precision Industries Co. ADR	4,476,114	21,843
* Taishin Financial Holding Co. Ltd.	47,869,269	21,297
Advanced Semiconductor Engineering Inc.	27,216,479	21,031
* E.Sun Financial Holding Co. Ltd.	39,772,031	18,394
Tripod Technology Corp.	4,835,657	18,373
WPG Holdings Co. Ltd.	8,574,558	17,654
Novatek Microelectronics Corp. Ltd.	6,644,417	17,601
Siliconware Precision Industries Co.	17,696,860	17,283
* Ruentex Industries Ltd.	5,942,115	17,131
Catcher Technology Co. Ltd.	7,166,663	16,130
KGI Securities Co. Ltd.	38,473,000	15,930
Simplo Technology Co. Ltd.	2,819,300	15,572
* Walsin Lihwa Corp.	35,630,770	15,559
* Powerchip Technology Corp.	106,549,716	15,313
Richtek Technology Corp.	1,753,930	14,810
Inventec Co. Ltd.	27,170,533	14,422
* China Airlines Ltd.	26,083,765	14,030
* Prime View International Co. Ltd.	9,497,000	13,755
Giant Manufacturing Co. Ltd.	3,951,200	13,732
Clevo Co.	6,487,938	13,606
Yulon Motor Co. Ltd.	11,531,632	13,249
Polaris Securities Co. Ltd.	28,776,675	13,136
Coretronic Corp.	9,070,000	12,626
* Inotera Memories Inc.	23,230,436	12,260
* Wintek Corp.	13,596,000	12,160
Taiwan Glass Industrial Corp.	12,397,620	11,967
* Eva Airways Corp.	19,707,891	11,818
* Qisda Corp.	20,628,928	11,602
China Life Insurance Co. Ltd.	13,065,000	11,582
* HannStar Display Corp.	59,150,202	11,454
Motech Industries Inc.	3,068,522	11,430
Ruentex Development Co. Ltd.	6,648,000	11,350
Nan Ya Printed Circuit Board Corp.	2,778,623	11,345
U-Ming Marine Transport Corp.	5,990,176	11,337
Realtek Semiconductor Corp.	4,951,887	11,305
* Evergreen Marine Corp. Taiwan Ltd.	15,201,879	11,281
Chicony Electronics Co. Ltd.	5,152,768	11,262
Everlight Electronics Co. Ltd.	3,836,742	10,946
* Tatung Co. Ltd.	59,616,400	10,827
Young Fast Optoelectronics Co. Ltd.	1,229,000	10,584
Yang Ming Marine Transport Corp.	15,914,450	10,281
Far Eastern Department Stores Co. Ltd.	10,446,216	10,194
* Nanya Technology Corp.	14,952,319	10,066

Teco Electric and Machinery Co. Ltd.	20,770,000	9,959
* CMC Magnetics Corp.	36,464,700	9,737
TSRC Corp.	6,564,398	9,543
Phison Electronics Corp.	1,776,297	9,227
Feng Hsin Iron & Steel Co.	6,391,310	9,120
Advantech Co. Ltd.	4,253,546	9,100
* Chunghwa Picture Tubes	139,399,331	9,077
Tung Ho Steel Enterprise Corp.	10,368,144	9,068
* Wan Hai Lines Ltd.	12,931,718	8,695
Pixart Imaging Inc.	1,512,278	8,498
* Winbond Electronics Corp.	33,411,000	8,479
Cheng Uei Precision Industry Co. Ltd.	4,826,148	8,449
* Taiwan Business Bank	28,262,000	8,335
Eternal Chemical Co. Ltd.	8,183,395	8,129
Formosa Taffeta Co. Ltd.	10,406,868	7,927
Transcend Information Inc.	2,429,981	6,765
* Capital Securities Corp.	14,585,000	6,721
Mitac International Corp.	16,318,431	6,662
Kinsus Interconnect Technology Corp.	3,176,029	6,659
Micro-Star International Co. Ltd.	10,718,882	5,955
Formosa International Hotels Corp.	402,936	5,772
Farglory Land Development Co. Ltd.	2,911,688	5,771
* Evergreen International Storage & Transport Corp.	7,422,000	5,767
Chinese Gamer International Corp.	608,000	5,356
Vanguard International Semiconductor Corp.	10,746,396	4,468
Compal Communications Inc.	3,458,374	3,081
* Tatung Co. Ltd. GDR	392,499	1,433
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		4,656,442
Thailand (1.5%)
PTT PCL (Foreign)	10,281,537	81,137
PTT Exploration & Production PCL (Foreign)	15,683,318	72,595
Bangkok Bank PCL (Foreign)	12,990,731	56,058
Siam Commercial Bank PCL (Foreign)	20,213,857	55,835
Kasikornbank PCL (Foreign)	16,547,549	53,469
Siam Cement PCL (Foreign)	4,311,817	37,763
Banpu PCL	1,567,917	30,381
Advanced Info Service PCL (Foreign)	10,456,477	30,301
Bangkok Bank PCL (Local)	6,739,343	28,569
Charoen Pokphand Foods PCL (Foreign)	36,610,300	27,382
CP ALL PCL (Foreign)	26,650,515	26,654
Kasikornbank PCL	6,557,700	20,350
Banpu PCL (Local)	923,100	17,897
Krung Thai Bank PCL (Foreign)	35,871,421	14,472
IRPC PCL (Foreign)	118,720,260	14,295
Thai Oil PCL (Foreign)	10,007,100	13,681
PTT Chemical PCL (Foreign)	4,269,538	13,426
PTT PCL	1,503,100	11,862
Bank of Ayudhya PCL(Local)	18,280,134	11,702
BEC World PCL (Foreign)	10,775,325	10,048
PTT Aromatics & Refining PCL (Foreign)	13,812,411	10,001
Glow Energy PCL (Foreign)	6,592,555	8,233
Advanced Info Service PCL (Local)	2,042,400	5,918
Bank of Ayudhya PCL (Local)	8,070,000	5,162
* CP ALL PCL (Local)	4,386,000	4,387
PTT Chemical PCL	934,900	2,940
Charoen Pokphand Foods PCL	3,634,400	2,718

IRPC PCL			21,564,500	2,596
* Thai Oil PCL (Local)			1,813,200	2,479
PTT Exploration and Production PCL (Local)			366,900	1,698
* PTT Aromatics & Refining PCL			2,341,400	1,695
* Siam Commercial Bank PCL (Local)			309,300	854
BEC World PCL			491,500	458
Glow Energy PCL			166,400	208
				677,224
Turkey (1.8%)
Turkiye Garanti Bankasi AS			28,913,156	149,589
Akbank TAS			16,458,936	91,108
Turkiye Is Bankasi			21,626,095	81,083
Turkcell Iletisim Hizmet AS			10,679,632	62,241
Tupras Turkiye Petrol Rafine			1,754,905	39,924
Haci Omer Sabanci Holding AS (Bearer)			8,558,897	39,748
* Yapi ve Kredi Bankasi AS			12,071,766	36,661
BIM Birlesik Magazalar AS			1,170,270	35,918
Anadolu Efes Biracilik Ve Malt Sanayii AS			2,839,122	35,783
Turkiye Halk Bankasi AS			4,380,060	35,477
KOC Holding AS			8,584,419	33,844
Turkiye Vakiflar Bankasi Tao			10,593,811	28,647
Turk Telekomunikasyon AS			7,607,983	28,506
* Eregli Demir ve Celik Fabrikalari TAS			5,868,373	16,360
* Turk Hava Yollari			5,614,997	16,239
Enka Insaat ve Sanayi AS			4,151,215	15,280
Asya Katilim Bankasi AS			5,848,490	14,604
Arcelik AS			2,104,918	10,389
Dogan Sirketler Grubu Holdings			12,066,802	8,707
Coca-Cola Icecek AS			834,226	8,704
				788,812
Total Common Stocks (Cost $37,137,714)				44,141,097
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.7%)
[3,4] Vanguard Market Liquidity Fund	0.297%		755,065,933	755,066

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Fannie Mae Discount Notes	0.300%	9/15/10	1,000	1,000
[5,7] Federal Home Loan Bank	0.300%	11/19/10	2,000	1,999
[5,6] Freddie Mac Discount Notes	0.320%	9/7/10	300	300
[5,6] Freddie Mac Discount Notes	0.320%	9/20/10	3,100	3,099
				6,398
Total Temporary Cash Investments (Cost $761,462)				761,464
Total Investments (101.3%) (Cost $37,899,176)				44,902,561
Other Assets and Liabilities-Net (-1.3%)[4]				(595,335)
Net Assets (100%)				44,307,226

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $669,171,000.

Emerging Markets Stock Index Fund

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 1.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of this security represented 1.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $724,117,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,399,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $640,000 have been segregated as collateral for open swap contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

Emerging Markets Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
MSCI Taiwan Index	August 2010	2,700	73,521	(449)

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund’s target index. Investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread, that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Emerging Markets Stock Index Fund

At July 31, 2010, the fund had the following open swap contracts:

Total Return Swaps
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
			Amount	Received	(Depreciation)
Reference Entity	Termination Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Redecard SA	Sept. 16, 2010	MSCS	16,342	4.81%	85

1 MSCS—Morgan Stanley Capital Services.
2 The contract provides that the fund will receive payment of a 5.00% fixed interest rate, less a 0.19% spread based on the one-month federal fund rate as of July 31, 2010.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	10,301,272	—	—
Common Stocks--Other	1,691,670	32,148,155	—
Temporary Cash Investments	755,066	6,398	—
Futures Contracts—Liabilities[1]	(459)	—	—
Swap Contracts—Assets	—	85	—
Total	12,747,549	32,154,638	—
1 Represents variation margin on the last day of the reporting period.

F. At July 31, 2010, the cost of investment securities for tax purposes was $37,916,485,000. Net unrealized appreciation of investment securities for tax purposes was $6,986,076,000, consisting of unrealized gains of $8,721,005,000 on securities that had risen in value since their purchase and $1,734,929,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Argentina (0.0%)
Petrobras Energia Participaciones SA ADR	2,198	32

Australia (3.3%)
BHP Billiton Ltd.	117,688	4,272
Commonwealth Bank of Australia	53,802	2,567
Westpac Banking Corp.	104,375	2,270
Australia & New Zealand Banking Group Ltd.	88,827	1,859
National Australia Bank Ltd.	74,325	1,695
Rio Tinto Ltd.	16,035	1,029
Woolworths Ltd.	42,360	989
Wesfarmers Ltd.	34,289	966
Westfield Group	79,066	875
Woodside Petroleum Ltd.	20,442	772
CSL Ltd.	19,805	594
QBE Insurance Group Ltd.	35,510	537
Newcrest Mining Ltd.	16,715	497
Origin Energy Ltd.	32,915	460
Telstra Corp. Ltd.	151,798	442
Macquarie Group Ltd.	11,420	385
Foster's Group Ltd.	67,704	353
* Fortescue Metals Group Ltd.	88,266	344
AMP Ltd.	71,405	343
Suncorp-Metway Ltd.	44,297	336
Santos Ltd.	27,800	335
Orica Ltd.	13,950	318
Lihir Gold Ltd.	83,035	309
Stockland	81,482	280
Brambles Ltd.	56,771	278
AXA Asia Pacific Holdings Ltd.	54,587	268
Amcor Ltd.	42,010	250
Oil Search Ltd.	46,963	248
Computershare Ltd.	24,190	222
Insurance Australia Group Ltd.	66,738	207
Wesfarmers Ltd. Price Protected Shares	6,977	197
Incitec Pivot Ltd.	66,020	195
AGL Energy Ltd.	14,419	193
WorleyParsons Ltd.	9,049	190
OneSteel Ltd.	68,869	187
Coca-Cola Amatil Ltd.	17,929	186
Transurban Group	44,708	181
Leighton Holdings Ltd.	6,545	175
GPT Group	65,044	169
ASX Ltd.	6,018	158
* Asciano Group	100,250	154
BlueScope Steel Ltd.	68,012	146
Alumina Ltd.	102,682	145
Toll Holdings Ltd.	24,612	132
TABCORP Holdings Ltd.	21,163	131
Mirvac Group	107,833	130

Sonic Healthcare Ltd.	13,677	128
Crown Ltd.	17,087	123
Lend Lease Group	18,220	120
Cochlear Ltd.	1,858	119
Goodman Group	212,611	118
Dexus Property Group	153,558	113
* OZ Minerals Ltd.	101,412	113
CFS Retail Property Trust	64,926	110
Metcash Ltd.	26,944	108
Intoll Group	79,737	106
Sims Metal Management Ltd.	6,492	104
Perpetual Ltd.	3,917	103
Tatts Group Ltd.	46,412	103
Boral Ltd.	24,144	93
Bendigo and Adelaide Bank Ltd.	11,810	88
* James Hardie Industries SE	14,810	87
* Qantas Airways Ltd.	37,665	84
CSR Ltd.	53,018	83
* Iluka Resources Ltd.	14,756	74
Harvey Norman Holdings Ltd.	22,440	71
* Paladin Energy Ltd.	20,151	70
MAp Group	25,619	69
Bank of Queensland Ltd.	6,984	66
Commonwealth Property Office Fund	68,416	57
Aristocrat Leisure Ltd.	17,415	53
Billabong International Ltd.	6,476	53
Ansell Ltd.	4,554	53
* Ten Network Holdings Ltd.	34,205	52
Caltex Australia Ltd.	4,908	46
Adelaide Brighton Ltd.	14,606	42
Goodman Fielder Ltd.	33,508	40
Flight Centre Ltd.	2,301	39
Challenger Financial Services Group Ltd.	10,934	35
Tower Australia Group Ltd.	16,746	33
Consolidated Media Holdings Ltd.	11,572	32
* DuluxGroup Ltd.	13,950	31
* Aquila Resources Ltd.	4,519	30
* AWB Ltd.	32,097	29
Downer EDI Ltd.	6,330	28
SP AusNet	38,822	28
Energy Resources of Australia Ltd.	2,196	27
IOOF Holdings Ltd.	4,540	27
Fairfax Media Ltd.	19,902	27
New Hope Corp. Ltd.	4,725	20
Charter Hall Office REIT	75,546	17
Nufarm Ltd.	4,786	17
* Macquarie Atlas Roads Group	11,957	13
Australand Property Group	5,249	13
Envestra Ltd.	20,533	9
West Australian Newspapers Holdings Ltd.	1,314	8
GWA International Ltd.	2,486	7
APN News & Media Ltd.	2,880	5
Spotless Group Ltd.	2,468	5
Gunns Ltd.	6,004	4
Sigma Pharmaceuticals Ltd.	4,135	2
* Elders Ltd.	247	—
		30,104

Austria (0.1%)
Erste Group Bank AG	9,812	393
Voestalpine AG	7,084	226
OMV AG	5,423	181
Telekom Austria AG	10,977	141
* IMMOFINANZ AG	34,881	115
Vienna Insurance Group	1,514	72
Raiffeisen International Bank Holding AG	1,315	60
Verbund AG	1,653	58
EVN AG	1,581	27
Strabag SE	916	21
		1,294
Belgium (0.4%)
Anheuser-Busch InBev NV	27,971	1,482
Delhaize Group SA	5,360	396
* KBC Groep NV	5,605	247
Umicore	6,217	210
Ageas	74,823	205
Belgacom SA	4,922	176
Groupe Bruxelles Lambert SA	2,257	175
*,^ Dexia SA	34,718	170
UCB SA	3,696	119
Solvay SA Class A	1,176	115
Colruyt SA	409	101
Cie Nationale a Portefeuille	654	31
Mobistar SA	131	7
		3,434
Brazil (2.4%)
Itau Unibanco Holding SA ADR	80,001	1,791
Petroleo Brasileiro SA ADR Type A	51,746	1,648
Vale SA Class B Pfd. ADR	66,583	1,613
Vale SA Class B ADR	52,954	1,472
Petroleo Brasileiro SA ADR	35,062	1,276
Banco Bradesco SA ADR	66,118	1,232
Cia de Bebidas das Americas ADR	6,910	755
Cia Siderurgica Nacional SA ADR	41,910	704
Investimentos Itau SA Prior Pfd.	92,697	686
Banco do Brasil SA	39,293	679
BM&FBovespa SA	71,150	526
BRF - Brasil Foods SA	30,524	427
Petroleo Brasileiro SA Prior Pfd.	25,537	405
Natura Cosmeticos SA	15,000	392
Gerdau SA ADR	24,699	362
Banco Santander Brasil SA	26,200	346
Petroleo Brasileiro SA	18,800	341
Redecard SA	17,788	273
Cia de Concessoes Rodoviarias	11,700	268
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	8,900	250
All America Latina Logistica SA	24,800	233
Vale SA Prior Pfd.	9,400	228
* OGX Petroleo e Gas Participacoes SA	20,800	219
PDG Realty SA Empreendimentos e Participacoes	18,800	199
Cielo SA	18,889	171
Metalurgica Gerdau SA Class A	9,500	168
Empresa Brasileira de Aeronautica SA ADR	6,357	168
Bradespar SA Prior Pfd.	7,900	166
Cia Energetica de Minas Gerais ADR	10,615	161

Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	4,909	160
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,998	154
Ultrapar Participacoes SA Prior Pfd.	2,968	152
Tim Participacoes SA ADR	5,313	152
Souza Cruz SA	3,200	147
Lojas Renner SA	4,100	138
Tele Norte Leste Participacoes SA ADR	9,170	134
Cia de Bebidas das Americas	1,338	124
Centrais Eletricas Brasileiras SA	9,500	123
Centrais Eletricas Brasileiras SA Prior Pfd.	7,800	120
* Hypermarcas SA	9,112	119
Tractebel Energia SA	9,000	117
Vale SA	4,100	113
Weg SA	10,647	110
Lojas Americanas SA Prior Pfd.	12,200	103
Usinas Siderurgicas de Minas Gerais SA	3,500	102
* Fibria Celulose SA	6,400	101
Vivo Participacoes SA Prior Pfd.	3,600	96
Cia Paranaense de Energia Prior Pfd.	4,400	95
JBS SA	17,398	85
* NET Servicos de Comunicacao SA Prior Pfd.	7,900	85
Suzano Papel e Celulose SA Prior Pfd.	8,833	84
Cia Energetica de Sao Paulo Prior Pfd.	5,385	82
Duratex SA	7,800	82
MRV Engenharia e Participacoes SA	8,200	74
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	3,408	72
Braskem SA	9,400	71
AES Tiete SA Prior Pfd.	5,100	64
* LLX Logistica SA	11,800	60
Marfrig Alimentos SA	5,900	59
Banco do Estado do Rio Grande do Sul Prior Pfd.	6,800	59
Brasil Telecom SA ADR	2,810	55
* MMX Mineracao e Metalicos SA	8,100	55
Porto Seguro SA	4,572	53
Cia de Saneamento Basico do Estado de Sao Paulo	2,400	48
Klabin SA Prior Pfd.	16,000	46
* Brasil Telecom SA Prior Pfd.	7,000	46
TAM SA Prior Pfd.	2,669	45
EDP - Energias do Brasil SA	2,200	44
* Tim Participacoes SA	11,000	43
Amil Participacoes SA	4,900	42
* Cosan SA Industria e Comercio	2,900	42
CPFL Energia SA	1,800	42
Tele Norte Leste Participacoes SA	2,200	41
Cia Energetica de Minas Gerais Prior Pfd.	2,750	41
Gerdau SA	3,700	39
M Dias Branco SA	1,600	36
* Fertilizantes Fosfatados SA Prior Pfd.	3,692	32
Multiplan Empreendimentos Imobiliarios SA	1,700	32
Telecomunicacoes de Sao Paulo SA Prior Pfd.	1,300	28
B2W Cia Global Do Varejo	1,444	27
* Brasil Telecom SA ADR	3,052	27
Telemar Norte Leste SA Prior Pfd.	1,000	26
Light SA	1,973	25
Cia de Gas de Sao Paulo Prior Pfd.	1,000	21
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	673	18
AES Tiete SA	1,149	12

Cia Energetica de Minas Gerais	628	7
		21,369
Canada (3.7%)
Royal Bank of Canada	49,900	2,608
Toronto-Dominion Bank	30,600	2,178
Bank of Nova Scotia	36,060	1,810
Suncor Energy Inc.	54,612	1,800
Barrick Gold Corp.	33,830	1,391
Canadian Natural Resources Ltd.	37,960	1,307
Bank of Montreal	19,428	1,188
* Research In Motion Ltd.	19,522	1,123
Potash Corp. of Saskatchewan Inc.	10,070	1,054
Goldcorp Inc.	26,155	1,025
Canadian National Railway Co.	15,900	1,000
Canadian Imperial Bank of Commerce	14,200	975
Manulife Financial Corp.	60,150	956
TransCanada Corp.	23,450	829
Encana Corp.	26,000	795
Teck Resources Ltd. Class B	21,100	743
Cenovus Energy Inc.	25,974	731
Enbridge Inc.	12,990	632
Sun Life Financial Inc.	21,800	613
Talisman Energy Inc.	35,700	610
Rogers Communications Inc. Class B	16,300	567
Thomson Reuters Corp.	14,501	542
Brookfield Asset Management Inc. Class A	20,900	524
Imperial Oil Ltd.	11,790	461
Canadian Pacific Railway Ltd.	7,044	421
Agrium Inc.	6,600	415
Kinross Gold Corp.	24,500	402
Nexen Inc.	18,756	390
Power Corp. of Canada	14,390	374
Cameco Corp.	14,100	359
National Bank of Canada	5,630	323
Magna International Inc. Class A	3,930	293
Fairfax Financial Holdings Ltd.	700	279
Agnico-Eagle Mines Ltd.	4,959	277
Shaw Communications Inc. Class B	14,020	275
Power Financial Corp.	9,860	270
BCE Inc.	8,700	266
Bombardier Inc.	53,900	244
Great-West Lifeco Inc.	9,900	242
SNC-Lavalin Group Inc.	5,300	240
Shoppers Drug Mart Corp.	6,960	237
Yamana Gold Inc.	25,100	236
Husky Energy Inc.	8,560	210
Brookfield Properties Corp.	13,200	199
Canadian Utilities Ltd. Class A	4,000	190
IGM Financial Inc.	4,600	181
Saputo Inc.	5,300	162
Loblaw Cos. Ltd.	3,800	161
Canadian Tire Corp. Ltd. Class A	2,700	150
TransAlta Corp.	7,160	145
George Weston Ltd.	1,700	130
* CGI Group Inc. Class A	7,950	114
Finning International Inc.	5,800	112
TELUS Corp.	1,400	55

TELUS Corp. Class A	1,100	41
Bombardier Inc. Class A	415	2
		32,857
Chile (0.2%)
Empresa Nacional de Electricidad SA ADR	6,104	302
Empresas COPEC SA	18,171	298
SACI Falabella	33,705	264
Empresas CMPC SA	3,758	170
CAP SA	4,003	147
Sociedad Quimica y Minera de Chile SA ADR	3,477	132
Enersis SA ADR	6,025	125
Centros Comerciales Sudamericanos SA	23,501	120
Banco Santander Chile ADR	1,442	120
Banco de Chile	895,678	111
Lan Airlines SA	2,800	67
Banco de Credito e Inversiones	1,050	55
Colbun SA	177,600	48
Enersis SA	114,300	47
Corpbanca	4,158,795	47
Cia Cervecerias Unidas SA	4,054	43
ENTEL Chile SA	2,800	40
AES Gener SA	46,956	25
Sociedad Quimica y Minera de Chile SA Class B	353	13
Banco Santander Chile	145,800	12
Embotelladora Andina SA Prior Pfd.	2,300	10
		2,196
China (2.6%)
China Mobile Ltd.	210,500	2,139
China Construction Bank Corp.	2,423,000	2,059
Industrial & Commercial Bank of China	2,184,000	1,672
China Life Insurance Co. Ltd.	256,000	1,144
Bank of China Ltd.	1,974,000	1,045
CNOOC Ltd.	619,000	1,043
PetroChina Co. Ltd.	748,000	856
Tencent Holdings Ltd.	31,300	604
China Petroleum & Chemical Corp.	666,000	537
Ping An Insurance Group Co. of China Ltd.	63,500	526
China Merchants Bank Co. Ltd.	164,331	440
China Shenhua Energy Co. Ltd.	112,500	435
China Unicom Hong Kong Ltd.	292,770	400
Bank of Communications Co. Ltd.	358,800	399
China Telecom Corp. Ltd.	682,000	342
Belle International Holdings Ltd.	216,000	334
China Overseas Land & Investment Ltd.	140,480	302
Hengan International Group Co. Ltd.	31,500	272
China Communications Construction Co. Ltd.	231,000	218
China Citic Bank Corp. Ltd.	321,509	218
* Agricultural Bank of China	458,500	207
China Coal Energy Co.	146,000	204
Tingyi Cayman Islands Holding Corp.	78,000	199
*,^ Aluminum Corp. of China Ltd.	224,000	198
Want Want China Holdings Ltd.	227,000	178
Lenovo Group Ltd.	258,000	166
^ Byd Co. Ltd.	24,000	166
Zijin Mining Group Co. Ltd.	248,000	161
China Resources Enterprise Ltd.	42,000	160
China Merchants Holdings International Co. Ltd.	42,000	160

China Shipping Development Co. Ltd.	102,000	150
China Yurun Food Group Ltd.	43,000	141
China Resources Land Ltd.	66,000	140
China Mengniu Dairy Co. Ltd.	45,000	140
Yanzhou Coal Mining Co. Ltd.	64,000	138
Inner Mongolia Yitai Coal Co. Class B	25,400	137
Weiqiao Textile Co.	195,500	136
* GOME Electrical Appliances Holdings Ltd.	390,720	136
China Minsheng Banking Corp. Ltd.	144,800	135
China Resources Power Holdings Co. Ltd.	61,400	134
* Air China Ltd.	114,000	131
China Pacific Insurance Group Co. Ltd.	32,400	130
Beijing Enterprises Holdings Ltd.	19,500	129
Dongfeng Motor Group Co. Ltd.	90,000	126
Chaoda Modern Agriculture Holdings Ltd.	104,000	112
Kunlun Energy Co. Ltd.	84,000	110
* PICC Property & Casualty Co. Ltd.	108,000	110
China Railway Group Ltd.	146,000	109
Alibaba.com Ltd.	52,500	109
Jiangxi Copper Co. Ltd.	48,000	107
Anhui Conch Cement Co. Ltd.	30,000	105
Kingboard Chemical Holdings Ltd.	22,000	102
China Railway Construction Corp. Ltd.	72,626	101
Denway Motors Ltd.	198,000	101
* China COSCO Holdings Co. Ltd.	89,500	101
* China Taiping Insurance Holdings Co. Ltd.	29,600	100
China High Speed Transmission Equipment Group Co. Ltd.	43,000	98
Shimao Property Holdings Ltd.	49,500	95
Sino-Ocean Land Holdings Ltd.	123,000	94
Li Ning Co. Ltd.	27,000	89
Sinopharm Group Co.	23,200	87
Shanghai Industrial Holdings Ltd.	19,000	87
Tsingtao Brewery Co. Ltd.	18,000	85
Parkson Retail Group Ltd.	48,500	83
Citic Pacific Ltd.	40,000	83
China National Building Material Co. Ltd.	42,000	79
China Everbright Ltd.	28,000	73
China International Marine Containers Co. Ltd. Class B	50,200	73
Guangzhou R&F Properties Co. Ltd.	46,000	72
China Oilfield Services Ltd.	52,000	69
Renhe Commercial Holdings Co. Ltd.	308,000	66
BBMG Corp.	54,500	64
* GCL Poly Energy Holdings Ltd.	271,000	63
COSCO Pacific Ltd.	46,000	63
Poly Hong Kong Investments Ltd.	52,000	63
Huaneng Power International Inc.	106,000	62
Weichai Power Co. Ltd.	7,000	58
China Agri-Industries Holdings Ltd.	51,000	58
Yantai Changyu Pioneer Wine Co. Class B	5,400	57
China Dongxiang Group Co.	99,000	56
Fushan International Energy Group Ltd.	94,000	54
Shanghai Electric Group Co. Ltd.	106,000	50
Nine Dragons Paper Holdings Ltd.	34,000	50
Datang International Power Generation Co. Ltd.	114,000	49
Geely Automobile Holdings Ltd.	130,000	49
Golden Eagle Retail Group Ltd.	20,000	48
Anta Sports Products Ltd.	26,000	46
* China Southern Airlines Co. Ltd.	88,000	43

Dongfang Electric Corp. Ltd.	12,000	41
* Semiconductor Manufacturing International Corp.	580,000	40
Shui On Land Ltd.	86,500	40
Agile Property Holdings Ltd.	30,000	39
TPV Technology Ltd.	60,000	38
Zhejiang Expressway Co. Ltd.	40,000	38
* Sinofert Holdings Ltd.	84,000	37
Huabao International Holdings Ltd.	28,000	36
^ China Zhongwang Holdings Ltd.	56,800	36
* Metallurgical Corp. of China Ltd.	76,000	35
* China Shipping Container Lines Co. Ltd.	95,000	35
Jiangsu Expressway Co. Ltd.	36,000	35
Yuexiu Property Co. Ltd.	144,000	35
China BlueChemical Ltd.	54,000	35
Lee & Man Paper Manufacturing Ltd.	47,000	35
^ ZTE Corp.	10,710	34
Fosun International	44,500	34
China Vanke Co. Ltd. Class B	26,100	34
Angang Steel Co. Ltd.	22,000	33
Guangdong Investment Ltd.	66,000	33
^ Huadian Power International Co.	136,000	33
China South Locomotive and Rolling Stock Corp.	39,000	32
* China Longyuan Power Group Corp.	29,000	31
Maanshan Iron & Steel	52,000	29
Great Wall Motor Co. Ltd.	14,500	29
Sinopec Shanghai Petrochemical Co. Ltd.	74,000	29
Beijing Capital International Airport Co. Ltd.	54,000	29
Franshion Properties China Ltd.	96,000	28
Hopson Development Holdings Ltd.	20,000	27
Soho China Ltd.	40,000	25
Country Garden Holdings Co.	73,000	23
* Shanghai Zhenhua Heavy Industry Co. Ltd. Class B	39,050	22
China Huiyuan Juice Group Ltd.	28,000	22
Jiangling Motors Corp. Ltd. Class B	9,600	21
China National Materials Co. Ltd.	27,000	21
Sichuan Expressway Co. Ltd.	32,000	19
* China Eastern Airlines Corp. Ltd.	32,000	18
Lianhua Supermarket Holdings Co. Ltd.	4,000	17
* Double Coin Holdings Ltd. Class B	22,200	17
Weifu High-Technology Co. Ltd. Class B	12,505	16
CSG Holding Co. Ltd. Class B	17,680	15
Greentown China Holdings Ltd.	11,000	14
Zhaojin Mining Industry Co. Ltd.	6,000	13
Hidili Industry International Development Ltd.	14,000	13
* Hainan Airlines Co. Ltd. Class B	16,200	12
Guangzhou Pharmaceutical Co. Ltd.	14,000	12
* Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class B	29,400	12
KWG Property Holding Ltd.	16,000	12
Foshan Electrical and Lighting Co. Ltd. Class B	13,300	12
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	7,600	11
Shanghai Friendship Group Inc. Ltd. Class B	7,150	10
China Merchants Property Development Co. Ltd. Class B	5,200	10
Travelsky Technology Ltd.	11,000	10
* Sinopec Yizheng Chemical Fibre Co. Ltd.	42,000	10
* Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	12,200	10
Shenzhen Investment Ltd.	28,000	10
* Shenzhen Chiwan Wharf Holdings Ltd. Class B	5,800	9
Shandong Chenming Paper Holdings Ltd. Class B	12,300	9

* Shanghai Haixin Group Co. Class B	25,000	9
Tianjin Capital Environmental Protection Group Co. Ltd.	28,000	9
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	10,100	9
Guangdong Electric Power Development Co. Ltd. Class B	15,300	9
* BOE Technology Group Co. Ltd. Class B	37,300	9
Anhui Expressway Co.	14,000	9
Chongqing Changan Automobile Co. Ltd. Class B	11,700	9
* Jinzhou Port Co. Ltd. Class B	19,920	9
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,600	9
* Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	21,800	8
New World China Land Ltd.	23,400	8
* Citic Resources Holdings Ltd.	38,000	8
Beijing North Star Co.	28,000	8
Dazhong Transportation Group Co. Ltd. Class B	11,800	8
Inner Mongolia Eerduosi Cashmere Products Co. Ltd. Class B	9,100	8
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	8,500	8
China Foods Ltd.	12,000	8
Shanghai Jinjiang International Investment Holdings Co. Class B	7,900	7
* Global Bio-Chem Technology Group Co. Ltd.	44,800	7
Hopewell Highway Infrastructure Ltd.	9,500	7
China Communications Services Corp. Ltd.	14,000	7
* Huadian Energy Co. Ltd. Class B	22,600	7
Bengang Steel Plates Co. Class B	15,300	7
Zhejiang Southeast Electric Power Co. Class B	12,800	7
Guangdong Provincial Expressway Development Co. Ltd. Class B	14,400	7
Shenzhen Expressway Co. Ltd.	14,000	7
* China Travel International Inv HK	26,000	6
Guangzhou Shipyard International Co. Ltd.	4,000	6
Sinotrans Ltd.	25,000	6
China Molybdenum Co. Ltd.	10,000	6
People's Food Holdings Ltd.	11,000	5
Guangshen Railway Co. Ltd.	14,000	5
Harbin Power Equipment Co. Ltd.	4,000	4
Shenzhen International Holdings Ltd.	32,500	2
* Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	2,200	1
		23,784
Colombia (0.1%)
Ecopetrol SA	156,118	263
BanColombia SA ADR	2,713	159
Grupo de Inversiones Suramericana SA	8,066	143
Inversiones Argos SA	11,316	124
* BanColombia SA	7,150	102
Interconexion Electrica SA	11,504	82
Cementos Argos SA	12,116	75
Corp Financiera Colombiana SA	2,871	49
Almacenes Exito SA	4,482	49
Isagen SA ESP	28,143	34
		1,080
Czech Republic (0.1%)
CEZ AS	6,105	280
Telefonica O2 Czech Republic AS	3,549	81
Komercni Banka AS	388	75
* Unipetrol	3,604	40
		476
Denmark (0.5%)
Novo Nordisk A/S Class B	17,250	1,476
* Danske Bank A/S	22,235	522

AP Moller - Maersk A/S Class B	51	430
* Vestas Wind Systems A/S	7,700	374
Carlsberg A/S Class B	4,168	369
Novozymes A/S	1,867	238
Coloplast A/S Class B	1,843	191
AP Moller - Maersk A/S	21	173
Danisco A/S	1,630	124
FLSmidth & Co. A/S	1,000	71
* William Demant Holding AS	500	37
Tryg AS	600	36
H Lundbeck A/S	1,400	21
Rockwool International AS Class B	83	8
		4,070
Egypt (0.1%)
Orascom Construction Industries GDR	4,466	190
Orascom Telecom Holding SAE GDR	34,380	161
Commercial International Bank Egypt SAE	20,514	142
* Talaat Moustafa Group	53,395	69
Egyptian Financial Group-Hermes Holding	13,601	67
* Ezz Steel	14,391	46
Egyptian Kuwaiti Holding Co.	29,640	43
Egyptian Co. for Mobile Services	1,403	39
Telecom Egypt	11,972	36
		793
Finland (0.4%)
Nokia Oyj	130,404	1,228
Sampo Oyj	18,936	463
Fortum Oyj	14,645	340
Wartsila Oyj	5,840	308
Metso Oyj	6,803	268
UPM-Kymmene Oyj	17,016	247
Kone Oyj Class B	5,204	237
Stora Enso Oyj	23,684	192
Nokian Renkaat Oyj	4,048	114
Kesko Oyj Class B	2,066	80
Rautaruukki Oyj	2,800	54
Outokumpu Oyj	3,200	53
Neste Oil Oyj	2,500	37
Sanoma Oyj	1,520	30
		3,651
France (4.3%)
Total SA	83,877	4,234
BNP Paribas	36,127	2,470
Sanofi-Aventis SA	34,578	2,010
GDF Suez	57,639	1,911
LVMH Moet Hennessy Louis Vuitton SA	12,883	1,570
Societe Generale	25,993	1,493
AXA SA	80,323	1,475
France Telecom SA	69,669	1,457
Danone	22,724	1,274
ArcelorMittal	41,130	1,259
Carrefour SA	24,685	1,135
L'Oreal SA	10,542	1,105
Air Liquide SA	9,372	1,053
Schneider Electric SA	9,042	1,041
Vivendi SA	43,054	1,033
Vinci SA	16,952	821

Cie de St-Gobain	17,651	751
Pernod-Ricard SA	9,143	715
Unibail-Rodamco SE	3,144	620
Alstom SA	10,112	529
Hermes International	3,029	519
Cie Generale d'Optique Essilor International SA	7,436	465
Veolia Environnement	16,986	451
PPR	3,317	444
Credit Agricole SA	31,928	436
Lafarge SA	7,539	410
Vallourec SA	4,017	391
Bouygues SA	9,243	390
EDF SA	8,996	382
* Renault SA	7,598	340
SES SA	13,686	338
Suez Environnement Co.	17,334	322
Cie Generale des Etablissements Michelin Class B	3,876	295
Technip SA	4,208	280
* European Aeronautic Defence and Space Co. NV	11,704	277
Cap Gemini SA	5,827	277
Accor SA	8,367	271
Christian Dior SA	2,495	270
Sodexo	4,201	264
* Alcatel-Lucent	82,242	246
Publicis Groupe SA	5,134	231
* Peugeot SA	7,238	215
Safran SA	6,718	181
STMicroelectronics NV	21,991	181
Lagardere SCA	4,450	164
* Natixis	30,102	160
Legrand SA	4,523	147
* Edenred	8,367	147
SCOR SE	6,405	140
Eiffage SA	2,660	134
Casino Guichard Perrachon SA	1,498	131
Dassault Systemes SA	2,008	130
Societe BIC SA	1,691	126
CNP Assurances	6,072	125
Bureau Veritas SA	1,896	114
Eutelsat Communications	2,965	110
* Cie Generale de Geophysique-Veritas	5,280	102
Eramet	355	98
* Atos Origin SA	2,281	98
Klepierre	2,998	96
Thales SA	2,699	91
Societe Television Francaise 1	5,471	87
Aeroports de Paris	1,007	74
BioMerieux	692	70
ICADE	725	69
* Air France-KLM	3,980	59
Imerys SA	989	57
Eurazeo	811	52
Gecina SA	502	51
* JC Decaux SA	1,529	39
PagesJaunes Groupe	3,300	37
* Euler Hermes SA	460	36
Wendel	579	33
EDF Energies Nouvelles SA	531	23

Ciments Francais SA	275	22
Iliad SA	247	22
Ipsen SA	383	13
		38,689
Germany (3.1%)
Siemens AG	32,059	3,136
E.ON AG	70,169	2,099
* Daimler AG	37,219	2,011
BASF SE	32,372	1,893
Allianz SE	15,785	1,833
Bayer AG	28,999	1,669
Deutsche Telekom AG	115,162	1,548
Deutsche Bank AG	21,764	1,520
SAP AG	31,967	1,460
RWE AG	13,859	979
Muenchener Rueckversicherungs AG	6,964	966
Volkswagen AG Prior Pfd.	6,158	652
Bayerische Motoren Werke AG	10,491	565
Deutsche Post AG	32,005	558
Linde AG	4,375	514
Deutsche Boerse AG	7,237	507
MAN SE	5,042	469
Fresenius Medical Care AG & Co. KGaA	7,578	416
Adidas AG	7,464	405
ThyssenKrupp AG	13,204	393
K&S AG	6,633	353
HeidelbergCement AG	6,535	330
Henkel AG & Co. KGaA Prior Pfd.	6,169	306
Metro AG	5,499	305
* Commerzbank AG	31,493	285
* Infineon Technologies AG	41,503	281
Fresenius SE Prior Pfd.	2,947	210
Henkel AG & Co. KGaA	4,749	197
Merck KGaA	2,081	185
Beiersdorf AG	2,923	173
* QIAGEN NV	8,463	157
Porsche Automobil Holding SE Prior Pfd.	2,886	147
Lanxess AG	2,917	141
GEA Group AG	5,928	135
* Deutsche Lufthansa AG	8,024	131
Volkswagen AG	1,240	118
Hochtief AG	1,691	110
Hannover Rueckversicherung AG	2,259	108
Salzgitter AG	1,452	97
* Deutsche Postbank AG	2,968	95
* TUI AG	8,737	92
Fresenius SE	1,224	86
Wacker Chemie AG	531	85
Celesio AG	2,981	70
Fraport AG Frankfurt Airport Services Worldwide	1,283	67
Puma AG Rudolf Dassler Sport	178	52
Generali Deutschland Holding AG	298	35
Hamburger Hafen und Logistik AG	830	30
Suedzucker AG	1,351	26
^ Solarworld AG	1,883	26
* Q-Cells SE	208	2
		28,028

Greece (0.1%)
* National Bank of Greece SA ADR	118,806	345
Hellenic Telecommunications Organization SA ADR	32,404	133
* Alpha Bank AE	17,266	131
OPAP SA	8,261	122
Coca Cola Hellenic Bottling Co. SA	4,864	115
* EFG Eurobank Ergasias SA	12,766	98
Public Power Corp. SA	4,703	75
* Piraeus Bank SA	11,151	74
Titan Cement Co. SA	1,230	26
Marfin Investment Group SA	17,010	26
Hellenic Petroleum SA	2,610	21
		1,166
Guernsey (0.0%)
* Amdocs Ltd.	7,048	193

Hong Kong (1.2%)
Sun Hung Kai Properties Ltd.	66,000	971
Cheung Kong Holdings Ltd.	61,000	737
Hutchison Whampoa Ltd.	111,000	734
Hong Kong Exchanges and Clearing Ltd.	37,500	618
CLP Holdings Ltd.	63,000	466
Hong Kong & China Gas Co. Ltd.	184,800	462
Li & Fung Ltd.	96,000	442
Swire Pacific Ltd.	33,500	408
BOC Hong Kong Holdings Ltd.	146,500	377
Hang Seng Bank Ltd.	26,500	367
Jardine Matheson Holdings Ltd.	8,800	349
Bank of East Asia Ltd.	87,440	344
Hongkong Electric Holdings Ltd.	55,500	336
Hang Lung Properties Ltd.	77,000	322
Hang Lung Group Ltd.	53,000	311
Hongkong Land Holdings Ltd.	57,000	306
Esprit Holdings Ltd.	48,231	303
Wharf Holdings Ltd.	47,000	258
New World Development Ltd.	131,000	235
Sino Land Co. Ltd.	122,000	231
Henderson Land Development Co. Ltd.	35,000	218
MTR Corp.	60,000	211
Shangri-La Asia Ltd.	93,930	191
Link REIT	71,500	186
Jardine Strategic Holdings Ltd.	7,500	176
* Sands China Ltd.	84,800	132
Kerry Properties Ltd.	25,000	126
Cathay Pacific Airways Ltd.	51,000	114
Hopewell Holdings Ltd.	30,000	95
Hysan Development Co. Ltd.	26,000	81
Wing Hang Bank Ltd.	7,000	76
First Pacific Co. Ltd.	102,400	73
* Orient Overseas International Ltd.	9,000	70
Wheelock & Co. Ltd.	20,000	62
Cheung Kong Infrastructure Holdings Ltd.	16,000	60
* Mongolia Energy Co. Ltd.	156,000	59
Television Broadcasts Ltd.	11,000	51
PCCW Ltd.	165,000	51
Industrial & Commercial Bank of China Asia Ltd.	17,000	50
Lifestyle International Holdings Ltd.	19,500	41

	ASM Pacific Technology Ltd.	4,400	40
	Guoco Group Ltd.	4,000	39
	Chinese Estates Holdings Ltd.	19,500	36
	Yue Yuen Industrial Holdings Ltd.	11,000	36
	Hongkong & Shanghai Hotels	22,500	36
	Cafe de Coral Holdings Ltd.	14,000	34
	Hong Kong Aircraft Engineering Co. Ltd.	2,400	32
*	Foxconn International Holdings Ltd.	45,000	32
	Great Eagle Holdings Ltd.	11,000	29
	Johnson Electric Holdings Ltd.	60,000	28
	Techtronic Industries Co.	32,000	27
	NWS Holdings Ltd.	14,000	26
	Shun Tak Holdings Ltd.	34,000	19
*	Dah Sing Banking Group Ltd.	6,800	10
	Hutchison Telecommunications Hong Kong Holdings Ltd.	27,000	6
	Texwinca Holdings Ltd.	4,000	4
*	Galaxy Entertainment Group Ltd.	5,000	3
	Hutchison Harbour Ring Ltd.	34,000	3
*	Dah Sing Financial Holdings Ltd.	400	2
	Public Financial Holdings Ltd.	4,000	2
	C C Land Holdings Ltd.	5,000	2
	Fubon Bank Hong Kong Ltd.	4,000	2
*	Melco International Development Ltd.	3,000	1
	Kowloon Development Co. Ltd.	1,000	1
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	7,000	1
			11,151
Hungary (0.1%)
*	MOL Hungarian Oil and Gas PLC	3,875	349
*,^ OTP Bank PLC		9,638	232
	Richter Gedeon Nyrt.	350	71
	Magyar Telekom Telecommunications PLC	9,450	29
			681
India (1.5%)
	Infosys Technologies Ltd. ADR	20,628	1,248
1	Reliance Industries Ltd. GDR	28,283	1,235
	ITC Ltd.	98,295	655
	Larsen & Toubro Ltd.	15,570	604
	HDFC Bank Ltd. ADR	2,951	486
	Housing Development Finance Corp.	7,229	465
	ICICI Bank Ltd. ADR	9,247	360
	Bharti Airtel Ltd.	53,392	354
	Axis Bank Ltd.	10,434	303
	Oil & Natural Gas Corp. Ltd.	10,625	285
	Bharat Heavy Electricals Ltd.	5,118	269
	Bajaj Auto Ltd.	3,992	231
	Tata Steel Ltd.	19,097	222
	Tata Consultancy Services Ltd.	10,766	195
	Hindalco Industries Ltd.	53,380	185
	Jindal Steel & Power Ltd.	13,643	184
	State Bank of India GDR	1,637	176
	Hindustan Unilever Ltd.	32,397	176
	NTPC Ltd.	35,078	150
	Sterlite Industries India Ltd.	36,068	136
	Cipla Ltd.	19,161	135
	Jaiprakash Associates Ltd.	50,178	128
	Infrastructure Development Finance Co. Ltd.	30,875	124
	Punjab National Bank Ltd.	5,016	116

GAIL India Ltd.	12,108	115
JSW Steel Ltd.	4,652	112
DLF Ltd.	16,273	106
* Essar Oil Ltd.	38,230	106
Mahindra & Mahindra Ltd.	7,152	102
Tata Motors Ltd.	5,564	102
Reliance Communications Ltd.	26,022	101
Unitech Ltd.	57,005	100
Hero Honda Motors Ltd.	2,541	100
* Cairn India Ltd.	13,752	99
Sesa Goa Ltd.	12,524	98
Lupin Ltd.	2,368	96
Steel Authority of India Ltd.	21,511	95
Adani Enterprises Ltd.	7,501	95
Tata Power Co. Ltd.	3,306	94
Dr Reddy's Laboratories Ltd.	3,066	90
Reliance Infrastructure Ltd.	3,745	90
Sun Pharmaceutical Industries Ltd.	2,324	89
Wipro Ltd. ADR	6,483	88
Kotak Mahindra Bank Ltd.	5,224	87
Grasim Industries Ltd.	2,188	86
Siemens India Ltd.	5,364	81
Wipro Ltd.	8,986	80
NMDC Ltd.	13,454	76
United Spirits Ltd.	2,514	75
* Idea Cellular Ltd.	49,411	75
Maruti Suzuki India Ltd.	2,758	71
* Reliance Capital Ltd.	4,116	70
Nestle India Ltd.	1,005	66
* Reliance Power Ltd.	17,448	62
ABB Ltd.	3,513	62
Indian Oil Corp. Ltd.	7,740	60
State Bank of India	1,105	60
* Housing Development & Infrastructure Ltd.	10,114	58
Crompton Greaves Ltd.	9,544	57
Reliance Industries Ltd.	2,564	56
Union Bank of India	7,723	53
Bharat Forge Ltd.	7,216	51
HCL Technologies Ltd.	5,856	50
Piramal Healthcare Ltd.	4,744	49
* GMR Infrastructure Ltd.	40,149	49
Torrent Power Ltd.	6,625	49
Bank of Baroda	2,961	48
Aditya Birla Nuvo Ltd.	2,744	46
Hindustan Petroleum Corp. Ltd.	4,736	44
Oriental Bank of Commerce	5,026	44
Bharat Petroleum Corp. Ltd.	3,151	44
Zee Entertainment Enterprises Ltd.	6,758	43
Bajaj Holdings and Investment Ltd.	2,743	43
Mphasis Ltd.	3,320	42
Dabur India Ltd.	9,829	42
Canara Bank	4,018	42
Mundra Port and Special Economic Zone Ltd.	2,615	41
Tata Chemicals Ltd.	5,612	41
Colgate-Palmolive India Ltd.	2,243	41
Bank of India	4,536	40
Rural Electrification Corp. Ltd.	6,020	39
* Ranbaxy Laboratories Ltd.	3,987	39

Power Finance Corp. Ltd.	5,389	37
Ambuja Cements Ltd.	14,479	37
Bharat Electronics Ltd.	915	36
National Aluminium Co. Ltd.	3,887	35
Divi's Laboratories Ltd.	2,113	34
Ultratech Cement Ltd.	1,796	34
* Satyam Computer Services Ltd. ADR	6,743	33
Power Grid Corp. of India Ltd.	15,224	33
* Adani Power Ltd.	11,943	33
* Oil India Ltd.	1,071	33
ACC Ltd.	1,743	31
* Suzlon Energy Ltd.	24,455	30
Indiabulls Financial Services Ltd.	8,744	30
Great Eastern Shipping Co. Ltd.	4,651	29
* Reliance Natural Resources Ltd.	32,234	29
* NHPC Ltd.	39,502	27
Glenmark Pharmaceuticals Ltd.	4,289	25
* Oracle Financial Sevices Software Ltd.	506	23
Ashok Leyland Ltd.	14,952	23
Samruddhi Cement Ltd.	2,188	23
* Lanco Infratech Ltd.	14,460	21
Punj Lloyd Ltd.	6,563	18
Tata Communications Ltd.	3,012	18
* Jet Airways India Ltd.	1,168	17
Corp Bank	1,243	15
Aban Offshore Ltd.	801	15
Hindustan Zinc Ltd.	678	15
Castrol India Ltd.	1,484	15
Tech Mahindra Ltd.	885	13
Sun TV Network Ltd.	1,307	13
Financial Technologies India Ltd.	470	12
Godrej Industries Ltd.	2,902	12
Neyveli Lignite Corp. Ltd.	3,390	11
Shipping Corp. of India Ltd.	2,795	10
Mangalore Refinery & Petrochemicals Ltd.	5,750	10
IDBI Bank Ltd.	3,367	9
* Tata Teleservices Maharashtra Ltd.	10,939	5
Mahanagar Telephone Nigam	2,962	4
		13,310
Indonesia (0.3%)
Astra International Tbk PT	126,500	719
Bank Central Asia Tbk PT	718,000	479
Bank Rakyat Indonesia	307,500	341
Telekomunikasi Indonesia Tbk PT	356,000	336
United Tractors Tbk PT	68,500	155
Bumi Resources Tbk PT	715,500	138
Perusahaan Gas Negara PT	264,500	120
Adaro Energy Tbk PT	448,500	101
Bank Mandiri Tbk PT	94,000	63
Unilever Indonesia Tbk PT	30,000	57
Bank Negara Indonesia Persero Tbk PT	159,000	54
Gudang Garam Tbk PT	13,000	51
Indo Tambangraya Megah PT	12,000	50
Semen Gresik Persero Tbk PT	45,000	47
Tambang Batubara Bukit Asam Tbk PT	24,000	45
Indofood Sukses Makmur Tbk PT	58,500	30
Indosat Tbk PT	52,500	28

Indocement Tunggal Prakarsa Tbk PT	12,000	23
Bank Danamon Indonesia Tbk PT	28,995	17
International Nickel Indonesia Tbk PT	28,000	13
Astra Agro Lestari Tbk PT	5,500	12
Aneka Tambang Tbk PT	50,000	12
		2,891
Ireland (0.1%)
CRH PLC	24,716	515
* Governor & Co. of the Bank of Ireland	133,125	145
Kerry Group PLC Class A	4,336	138
* Elan Corp. PLC	22,816	108
* Ryanair Holdings PLC	15,241	76
* Allied Irish Banks PLC	40,439	50
* Ryanair Holdings PLC ADR	1,145	34
* Anglo Irish Bank Corp. Ltd.	14,385	4
		1,070
Israel (0.3%)
Teva Pharmaceutical Industries Ltd.	31,231	1,545
Israel Chemicals Ltd.	22,089	272
* Check Point Software Technologies Ltd.	7,200	245
Bezeq Israeli Telecommunication Corp. Ltd.	67,721	150
* Bank Hapoalim BM	33,833	137
* Bank Leumi Le-Israel BM	19,230	82
* Israel Corp. Ltd.	76	57
* NICE Systems Ltd.	1,817	52
Cellcom Israel Ltd. (Registered)	1,472	40
* Mizrahi Tefahot Bank Ltd.	4,660	38
Osem Investments Ltd.	2,167	33
Partner Communications Co. Ltd.	1,900	32
* Israel Discount Bank Ltd. Class A	16,898	31
Delek Group Ltd.	129	30
Elbit Systems Ltd.	500	28
* Delek Drilling - LP	7,474	23
Makhteshim-Agan Industries Ltd.	5,400	19
* Clal Insurance Enterprise Holdings Ltd.	900	18
Clal Industries and Investments Ltd.	2,300	14
* First International Bank Of Israel Ltd.	708	11
Discount Investment Corp.	600	11
Delek Automotive Systems Ltd.	1,000	11
* Property & Building Corp.	137	11
Gazit-Globe Ltd.	1,058	10
* Menorah Mivtachim Holdings Ltd.	865	10
Harel Insurance Investments & Financial Services Ltd.	200	9
Oil Refineries Ltd.	19,025	9
Migdal Insurance & Financial Holding Ltd.	5,000	8
Koor Industries Ltd.	400	8
* Hot Telecommunication System Ltd.	900	8
IDB Holding Corp. Ltd.	302	8
* Elbit Imaging Ltd.	579	8
Strauss Group Ltd.	500	7
Paz Oil Co. Ltd.	50	7
Ormat Industries	762	6
Shufersal Ltd.	680	4
* Africa Israel Investments Ltd.	720	3
		2,995
Italy (1.3%)
ENI SPA	95,814	1,958

UniCredit SPA	678,528	1,898
Enel SPA	247,391	1,213
Assicurazioni Generali SPA	52,277	1,051
Intesa Sanpaolo SPA (Registered)	303,710	1,002
Telecom Italia SPA (Registered)	440,056	560
Tenaris SA ADR	11,184	448
Fiat SPA	29,967	384
Saipem SPA	10,299	370
Atlantia SPA	15,471	303
Snam Rete Gas SPA	54,375	255
Telecom Italia SPA (Bearer)	198,803	207
Terna Rete Elettrica Nazionale SPA	49,163	204
* Autogrill SPA	16,370	202
* Mediobanca SPA	22,004	197
^ Bulgari SPA	24,059	189
Unione di Banche Italiane SCPA	16,934	182
Banco Popolare SC	25,968	165
Finmeccanica SPA	14,822	163
Mediaset SPA	25,005	161
Unipol Gruppo Finanziario SPA Prior Pfd.	198,971	100
Parmalat SPA	38,241	93
* Banca Monte dei Paschi di Siena SPA	67,571	89
Mediolanum SPA	17,636	78
Luxottica Group SPA	2,802	73
Fondiaria-Sai SPA RSP	8,417	56
Pirelli & C SPA	7,813	55
Banca Popolare di Milano Scarl	8,822	47
A2A SPA	30,365	46
Banca Carige SPA	18,844	42
Italcementi SPA RSP	8,438	40
Exor SPA	1,909	38
Edison SPA	18,221	21
Fondiaria-Sai SPA	2,001	21
Lottomatica SPA	1,383	20
Buzzi Unicem SPA	1,855	20
* Saras SPA	8,757	17
Italcementi SPA	2,037	17
Exor SPA Prior Pfd.	942	14
Benetton Group SPA	588	4
Unipol Gruppo Finanziario SPA	4,654	3
		12,006
Japan (8.2%)
Toyota Motor Corp.	90,700	3,184
Mitsubishi UFJ Financial Group Inc.	496,151	2,458
Canon Inc.	46,700	2,023
Honda Motor Co. Ltd.	48,300	1,528
Sumitomo Mitsui Financial Group Inc.	49,548	1,527
Mizuho Financial Group Inc.	739,867	1,199
Panasonic Corp.	85,800	1,134
Sony Corp.	35,000	1,095
Nintendo Co. Ltd.	3,700	1,033
NTT DoCoMo Inc.	616	979
Mitsubishi Corp.	44,600	963
Tokyo Electric Power Co. Inc.	35,000	960
Takeda Pharmaceutical Co. Ltd.	20,900	959
Nippon Telegraph & Telephone Corp.	18,400	765
Komatsu Ltd.	36,000	754

Fanuc Ltd.	6,300	744
Nomura Holdings Inc.	127,000	714
East Japan Railway Co.	10,400	668
Shin-Etsu Chemical Co. Ltd.	12,500	621
Kyocera Corp.	6,900	615
Mitsui & Co. Ltd.	47,700	612
Nippon Steel Corp.	179,000	611
Kansai Electric Power Co. Inc.	24,900	603
* Nissan Motor Co. Ltd.	78,700	603
Toshiba Corp.	115,000	602
Softbank Corp.	20,100	600
KDDI Corp.	118	575
Tokio Marine Holdings Inc.	20,900	571
Japan Tobacco Inc.	176	566
Seven & I Holdings Co. Ltd.	23,500	561
Central Japan Railway Co.	65	529
Mitsubishi Estate Co. Ltd.	37,000	521
JFE Holdings Inc.	16,500	510
Mitsubishi Heavy Industries Ltd.	136,000	509
Chubu Electric Power Co. Inc.	20,300	503
MS&AD Insurance Group Holdings	22,091	489
Mitsubishi Electric Corp.	56,000	487
Dai-ichi Life Insurance Co. Ltd.	343	487
Hitachi Ltd.	117,000	486
Fujitsu Ltd.	66,000	468
Astellas Pharma Inc.	13,800	467
Mitsui Fudosan Co. Ltd.	31,000	459
Kao Corp.	18,700	442
Denso Corp.	15,300	438
FUJIFILM Holdings Corp.	12,900	402
Murata Manufacturing Co. Ltd.	7,900	390
Daiichi Sankyo Co. Ltd.	20,400	379
Daikin Industries Ltd.	10,200	379
Suzuki Motor Corp.	17,800	373
Bridgestone Corp.	20,700	370
ORIX Corp.	4,650	365
* JX Holdings Inc.	64,507	349
Kirin Holdings Co. Ltd.	26,000	346
Sumitomo Corp.	31,900	339
Keyence Corp.	1,460	336
Sumitomo Metal Industries Ltd.	134,000	324
Tokyo Gas Co. Ltd.	71,000	322
ITOCHU Corp.	41,000	319
Mitsui OSK Lines Ltd.	47,000	318
Sharp Corp.	29,000	317
Asahi Glass Co. Ltd.	31,000	316
Mitsubishi Chemical Holdings Corp.	58,500	301
Marubeni Corp.	56,000	300
Terumo Corp.	5,500	289
Tohoku Electric Power Co. Inc.	13,400	289
Sumitomo Realty & Development Co. Ltd.	16,000	288
Secom Co. Ltd.	6,100	280
Kyushu Electric Power Co. Inc.	12,300	278
Ricoh Co. Ltd.	20,000	276
Hoya Corp.	11,500	273
Fast Retailing Co. Ltd.	1,800	271
Daiwa Securities Group Inc.	62,000	268
Sumitomo Metal Mining Co. Ltd.	20,000	266

^ Sumitomo Chemical Co. Ltd.	61,000	264
Eisai Co. Ltd.	7,700	262
* NKSJ Holdings Inc.	44,900	262
Rohm Co. Ltd.	4,100	258
Yamada Denki Co. Ltd.	3,760	254
Tokyo Electron Ltd.	4,700	252
SMC Corp.	1,900	251
Sumitomo Electric Industries Ltd.	21,200	247
NEC Corp.	89,000	240
Sumitomo Trust & Banking Co. Ltd.	43,000	238
Shiseido Co. Ltd.	10,600	237
Yahoo! Japan Corp.	604	232
Asahi Breweries Ltd.	12,600	223
Aeon Co. Ltd.	20,700	222
Toray Industries Inc.	41,000	220
Dai Nippon Printing Co. Ltd.	18,000	217
Yakult Honsha Co. Ltd.	7,300	211
Electric Power Development Co. Ltd.	6,700	207
Osaka Gas Co. Ltd.	56,000	207
TDK Corp.	3,400	205
Omron Corp.	8,300	200
Chugoku Electric Power Co. Inc.	9,600	199
West Japan Railway Co.	52	192
T&D Holdings Inc.	8,700	190
Nidec Corp.	2,000	188
Olympus Corp.	7,000	188
* Mitsubishi Motors Corp.	143,000	186
Shionogi & Co. Ltd.	9,100	186
Hankyu Hanshin Holdings Inc.	41,000	185
Resona Holdings Inc.	16,800	184
Shikoku Electric Power Co. Inc.	6,200	183
Nikon Corp.	10,400	181
Asahi Kasei Corp.	34,000	178
Odakyu Electric Railway Co. Ltd.	19,000	173
Inpex Corp.	35	171
Ajinomoto Co. Inc.	18,000	170
Kobe Steel Ltd.	81,000	170
Nippon Yusen KK	40,000	169
Kuraray Co. Ltd.	13,500	169
Kubota Corp.	21,000	166
Bank of Yokohama Ltd.	36,000	166
JS Group Corp.	8,100	163
Nomura Research Institute Ltd.	8,200	163
Sekisui House Ltd.	18,000	159
Isuzu Motors Ltd.	54,000	159
Daito Trust Construction Co. Ltd.	2,900	158
Shizuoka Bank Ltd.	19,000	158
Daiwa House Industry Co. Ltd.	16,000	157
* Mitsubishi Materials Corp.	59,000	157
* Sanyo Electric Co. Ltd.	99,000	156
Taisho Pharmaceutical Co. Ltd.	8,000	156
Nitto Denko Corp.	4,500	156
Chuo Mitsui Trust Holdings Inc.	43,000	152
NGK Insulators Ltd.	9,000	152
Yamato Holdings Co. Ltd.	12,200	151
Toppan Printing Co. Ltd.	18,000	148
Konica Minolta Holdings Inc.	14,000	147
Unicharm Corp.	1,200	142

Tokyu Corp.	33,000	142
Aisin Seiki Co. Ltd.	5,100	142
NTT Data Corp.	39	142
Kintetsu Corp.	44,000	142
Chiba Bank Ltd.	23,000	140
Ibiden Co. Ltd.	4,600	137
OJI Paper Co. Ltd.	28,000	135
Chugai Pharmaceutical Co. Ltd.	7,700	135
Keihin Electric Express Railway Co. Ltd.	14,000	130
Ono Pharmaceutical Co. Ltd.	3,100	128
Shimano Inc.	2,500	127
Hokuriku Electric Power Co.	5,700	126
Tobu Railway Co. Ltd.	22,000	126
Fukuoka Financial Group Inc.	30,000	125
Benesse Holdings Inc.	2,800	124
Toyota Industries Corp.	4,500	121
Sojitz Corp.	76,000	121
Hokkaido Electric Power Co. Inc.	5,600	120
Dentsu Inc.	4,800	120
Lawson Inc.	2,600	119
JGC Corp.	7,000	115
Nissin Foods Holdings Co. Ltd.	3,300	115
JSR Corp.	6,600	115
Nippon Electric Glass Co. Ltd.	9,000	114
Keio Corp.	17,000	114
Nippon Express Co. Ltd.	28,000	114
Mazda Motor Corp.	47,000	114
* Yamaha Motor Co. Ltd.	8,700	112
Sony Financial Holdings Inc.	31	112
Advantest Corp.	5,200	112
Fuji Heavy Industries Ltd.	20,000	110
Dena Co. Ltd.	3,900	109
Oriental Land Co. Ltd.	1,300	109
JTEKT Corp.	11,100	107
Kawasaki Heavy Industries Ltd.	43,000	107
Trend Micro Inc.	3,600	106
Fukuyama Transporting Co. Ltd.	22,000	106
Makita Corp.	3,600	104
Brother Industries Ltd.	9,600	103
Panasonic Electric Works Co. Ltd.	8,000	101
Sekisui Chemical Co. Ltd.	15,000	101
Hirose Electric Co. Ltd.	1,000	101
NSK Ltd.	14,000	99
* All Nippon Airways Co. Ltd.	29,000	98
Japan Steel Works Ltd.	10,000	97
Isetan Mitsukoshi Holdings Ltd.	10,200	96
Taiyo Nippon Sanso Corp.	11,000	96
THK Co. Ltd.	4,800	94
Kurita Water Industries Ltd.	3,400	94
Sumitomo Heavy Industries Ltd.	16,000	94
Kyowa Hakko Kirin Co. Ltd.	9,000	92
Toyo Seikan Kaisha Ltd.	5,700	92
Denki Kagaku Kogyo KK	18,000	91
FamilyMart Co. Ltd.	2,500	89
Joyo Bank Ltd.	22,000	89
Mitsubishi Tanabe Pharma Corp.	6,000	88
Keihan Electric Railway Co. Ltd.	20,000	87
MEIJI Holdings Co. Ltd.	2,017	87

	Nitori Co. Ltd.	1,000	86
	Toho Gas Co. Ltd.	17,000	86
	Bank of Kyoto Ltd.	10,000	83
	Sankyo Co. Ltd.	1,700	83
	Teijin Ltd.	26,000	83
	Credit Saison Co. Ltd.	6,400	81
	Toho Co. Ltd.	4,900	81
*	Kawasaki Kisen Kaisha Ltd.	19,000	81
	Furukawa Electric Co. Ltd.	18,000	80
	Hachijuni Bank Ltd.	14,000	80
	Nippon Paper Group Inc.	3,000	80
	Nisshin Seifun Group Inc.	6,500	79
	Nippon Meat Packers Inc.	6,000	79
	Minebea Co. Ltd.	14,000	77
	Santen Pharmaceutical Co. Ltd.	2,300	77
	SBI Holdings Inc.	580	77
	Mitsui Chemicals Inc.	26,000	77
	Mitsumi Electric Co. Ltd.	4,600	77
*,^ Elpida Memory Inc.		5,100	77
	Shimizu Corp.	20,000	75
	Showa Denko KK	38,000	75
	Toyota Tsusho Corp.	4,900	74
	NOK Corp.	4,500	74
	MediPal Holdings Corp.	6,300	73
	Mitsubishi Gas Chemical Co. Inc.	13,000	73
	Aeon Mall Co. Ltd.	3,300	72
	TonenGeneral Sekiyu KK	8,000	72
	Sega Sammy Holdings Inc.	4,900	72
	Hitachi Chemical Co. Ltd.	3,600	71
	Nagoya Railroad Co. Ltd.	24,000	71
	Nissan Chemical Industries Ltd.	6,000	71
^	GS Yuasa Corp.	11,000	71
	Daicel Chemical Industries Ltd.	10,000	71
	Daihatsu Motor Co. Ltd.	6,000	71
	Chugoku Bank Ltd.	6,000	70
	Takashimaya Co. Ltd.	9,000	70
	Gunma Bank Ltd.	13,000	70
	IHI Corp.	39,000	69
	TOTO Ltd.	10,000	68
	Seiko Epson Corp.	5,200	68
*	Sumco Corp.	3,600	68
	Kajima Corp.	28,000	66
	Ushio Inc.	3,900	66
	Stanley Electric Co. Ltd.	3,800	66
	Yamaguchi Financial Group Inc.	7,000	65
	Amada Co. Ltd.	10,000	65
	Ube Industries Ltd.	26,000	65
	Toyo Suisan Kaisha Ltd.	3,000	65
	Kagome Co. Ltd.	3,600	64
	Obayashi Corp.	15,000	64
	Hokuhoku Financial Group Inc.	36,000	64
	Shimamura Co. Ltd.	700	63
	J Front Retailing Co. Ltd.	14,000	63
	Kinden Corp.	7,000	63
	Suruga Bank Ltd.	7,000	63
	Hiroshima Bank Ltd.	16,000	63
	Iyo Bank Ltd.	7,000	62
	Shimadzu Corp.	8,000	61

Fujikura Ltd.	13,000	61
Nishi-Nippon City Bank Ltd.	21,000	61
Hitachi Construction Machinery Co. Ltd.	3,000	61
NTN Corp.	14,000	61
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,710	60
Alfresa Holdings Corp.	1,300	60
Citizen Holdings Co. Ltd.	9,900	59
Rinnai Corp.	1,100	59
Namco Bandai Holdings Inc.	6,500	58
Taisei Corp.	29,000	58
Mitsui Mining & Smelting Co. Ltd.	21,000	57
Mitsubishi Logistics Corp.	5,000	57
Nanto Bank Ltd.	11,000	57
Marui Group Co. Ltd.	8,100	57
Nippon Sheet Glass Co. Ltd.	23,000	57
Yamaha Corp.	5,100	57
Mabuchi Motor Co. Ltd.	1,100	55
NHK Spring Co. Ltd.	6,000	55
Kamigumi Co. Ltd.	7,000	55
Tokyu Land Corp.	15,000	54
Idemitsu Kosan Co. Ltd.	700	52
Hakuhodo DY Holdings Inc.	1,020	52
Hisamitsu Pharmaceutical Co. Inc.	1,300	51
Chiyoda Corp.	7,000	50
Don Quijote Co. Ltd.	1,900	50
Higo Bank Ltd.	9,000	49
^ Shinsei Bank Ltd.	53,000	49
Nippon Paint Co. Ltd.	8,000	47
Hamamatsu Photonics KK	1,600	47
Casio Computer Co. Ltd.	6,500	47
Yamato Kogyo Co. Ltd.	1,900	46
Sotetsu Holdings Inc.	10,000	46
Hitachi Metals Ltd.	4,000	45
Fuji Electric Holdings Co. Ltd.	16,000	44
USS Co. Ltd.	590	44
Koito Manufacturing Co. Ltd.	3,000	44
Air Water Inc.	4,000	43
* Alps Electric Co. Ltd.	4,800	43
Zeon Corp.	6,000	43
Cosmo Oil Co. Ltd.	18,000	43
* Haseko Corp.	53,000	43
Yokohama Rubber Co. Ltd.	8,000	43
Kansai Paint Co. Ltd.	5,000	42
Kikkoman Corp.	4,000	42
Keisei Electric Railway Co. Ltd.	7,000	42
Nisshin Steel Co. Ltd.	25,000	42
Nippon Shokubai Co. Ltd.	4,000	41
Lion Corp.	8,000	41
Sapporo Hokuyo Holdings Inc.	8,500	40
Seino Holdings Corp.	6,000	40
Mochida Pharmaceutical Co. Ltd.	4,000	40
Konami Corp.	2,600	40
Asics Corp.	4,000	39
Wacoal Holdings Corp.	3,000	39
Tsumura & Co.	1,300	39
NGK Spark Plug Co. Ltd.	3,000	39
Suzuken Co. Ltd.	1,100	38
Taiyo Yuden Co. Ltd.	3,000	38

Daido Steel Co. Ltd.	8,000	38
Yamazaki Baking Co. Ltd.	3,000	38
Coca-Cola West Co. Ltd.	2,100	38
Yaskawa Electric Corp.	5,000	38
Onward Holdings Co. Ltd.	5,000	38
77 Bank Ltd.	7,000	37
Oracle Corp. Japan	700	37
Dowa Holdings Co. Ltd.	7,000	37
Disco Corp.	600	36
Nippon Kayaku Co. Ltd.	4,000	36
Tokyo Tatemono Co. Ltd.	11,000	36
Yamatake Corp.	1,400	36
Ezaki Glico Co. Ltd.	3,000	36
Hyakugo Bank Ltd.	8,000	35
Hino Motors Ltd.	8,000	35
Obic Co. Ltd.	180	34
* Mizuho Trust & Banking Co. Ltd.	40,000	34
Kewpie Corp.	2,800	34
Autobacs Seven Co. Ltd.	900	33
Circle K Sunkus Co. Ltd.	2,500	33
Nishi-Nippon Railroad Co. Ltd.	8,000	33
Dainippon Sumitomo Pharma Co. Ltd.	4,400	33
Itochu Techno-Solutions Corp.	900	33
Shimachu Co. Ltd.	1,800	33
MISUMI Group Inc.	1,700	33
Otsuka Corp.	500	33
ABC-Mart Inc.	1,000	32
Toyoda Gosei Co. Ltd.	1,300	32
UNY Co. Ltd.	4,200	32
Rengo Co. Ltd.	5,000	32
Maruichi Steel Tube Ltd.	1,600	32
Tokai Carbon Co. Ltd.	6,000	32
Sumitomo Rubber Industries Ltd.	3,200	32
Hokkoku Bank Ltd.	8,000	31
Ulvac Inc.	1,600	31
Sumitomo Bakelite Co. Ltd.	6,000	31
DIC Corp.	19,000	31
Tokyo Steel Manufacturing Co. Ltd.	2,600	31
Nisshinbo Holdings Inc.	3,000	31
Sumitomo Forestry Co. Ltd.	4,000	31
Awa Bank Ltd.	5,000	31
Shiga Bank Ltd.	5,000	31
Ebara Corp.	8,000	30
Nichirei Corp.	7,000	30
* OKUMA Corp.	5,000	30
Tokuyama Corp.	6,000	30
Keiyo Bank Ltd.	6,000	30
Toyota Boshoku Corp.	1,900	30
Miraca Holdings Inc.	1,000	30
Kobayashi Pharmaceutical Co. Ltd.	700	29
Mori Seiki Co. Ltd.	3,000	29
Tosoh Corp.	11,000	29
San-In Godo Bank Ltd.	4,000	29
Aozora Bank Ltd.	22,000	29
Kokuyo Co. Ltd.	3,600	29
Toyobo Co. Ltd.	17,000	29
Aeon Credit Service Co. Ltd.	2,900	29
Sapporo Holdings Ltd.	6,000	29

Asatsu-DK Inc.	1,200	29
Sysmex Corp.	500	29
Pacific Metals Co. Ltd.	4,000	29
Yokogawa Electric Corp.	4,800	28
Sumitomo Osaka Cement Co. Ltd.	15,000	28
Glory Ltd.	1,200	28
Promise Co. Ltd.	3,500	28
Juroku Bank Ltd.	8,000	27
Mitsui Engineering & Shipbuilding Co. Ltd.	13,000	27
Takara Holdings Inc.	5,000	27
Aoyama Trading Co. Ltd.	1,700	27
Hitachi High-Technologies Corp.	1,400	27
Matsumotokiyoshi Holdings Co. Ltd.	1,200	27
Ito En Ltd.	1,700	27
House Foods Corp.	1,800	26
NTT Urban Development Corp.	32	26
Izumi Co. Ltd.	2,000	26
Ryohin Keikaku Co. Ltd.	700	26
Komeri Co. Ltd.	1,100	26
Canon Marketing Japan Inc.	1,900	26
Toda Corp.	8,000	26
Ogaki Kyoritsu Bank Ltd.	8,000	25
Musashino Bank Ltd.	900	25
Kagoshima Bank Ltd.	4,000	25
Mizuho Securities Co. Ltd.	11,000	25
Kaneka Corp.	4,000	25
Daishi Bank Ltd.	7,000	24
Shinko Electric Industries Co. Ltd.	1,800	24
Japan Petroleum Exploration Co.	600	24
Square Enix Holdings Co. Ltd.	1,200	23
Taiheiyo Cement Corp.	17,000	23
Nomura Real Estate Holdings Inc.	1,800	22
Capcom Co. Ltd.	1,400	21
Showa Shell Sekiyu KK	2,900	21
Jafco Co. Ltd.	900	21
Matsui Securities Co. Ltd.	3,500	21
Nipro Corp.	1,000	19
Kissei Pharmaceutical Co. Ltd.	1,000	19
COMSYS Holdings Corp.	2,000	19
IT Holdings Corp.	1,600	19
Nissha Printing Co. Ltd.	700	19
Nabtesco Corp.	1,000	16
* Dainippon Screen Manufacturing Co. Ltd.	3,000	15
Takata Corp.	700	14
Toho Titanium Co. Ltd.	500	14
Hyakujushi Bank Ltd.	3,000	11
Nagase & Co. Ltd.	1,000	11
Sundrug Co. Ltd.	400	10
Tokai Rika Co. Ltd.	600	10
Point Inc.	170	9
OSAKA Titanium Technologies Co.	200	9
Nidec Sankyo Corp.	1,000	8
Tokyo Style Co. Ltd.	1,000	8
Acom Co. Ltd.	450	8
Lintec Corp.	400	8
NS Solutions Corp.	400	7
* Leopalace21 Corp.	3,300	7
Toshiba TEC Corp.	2,000	7

Culture Convenience Club Co. Ltd.	1,700	7
Funai Electric Co. Ltd.	200	7
Tokai Rubber Industries Inc.	600	7
Nippon Television Network Corp.	50	7
Sumitomo Real Estate Sales Co. Ltd.	170	7
Shima Seiki Manufacturing Ltd.	300	7
Gunze Ltd.	2,000	6
H2O Retailing Corp.	1,000	6
Monex Group Inc.	15	6
PanaHome Corp.	1,000	6
Mizuho Investors Securities Co. Ltd.	6,000	6
Kandenko Co. Ltd.	1,000	6
Heiwa Corp.	500	6
Hitachi Cable Ltd.	2,000	5
Hikari Tsushin Inc.	300	5
Hitachi Koki Co. Ltd.	600	5
Hitachi Capital Corp.	400	5
Sohgo Security Services Co. Ltd.	500	5
* Renesas Electronics Corp.	500	5
Kansai Urban Banking Corp.	3,000	5
Kose Corp.	200	5
Sumisho Computer Systems Corp.	300	5
Fuji Media Holdings Inc.	3	4
TV Asahi Corp.	3	4
Toyota Auto Body Co. Ltd.	300	4
Toppan Forms Co. Ltd.	400	4
Tokyo Broadcasting System Holdings Inc.	300	4
Okasan Securities Group Inc.	1,000	4
kabu.com Securities Co. Ltd.	800	4
SKY Perfect JSAT Holdings Inc.	10	4
Bank of Nagoya Ltd.	1,000	3
Axell Corp.	100	3
Takefuji Corp.	630	2
* SFCG Co. Ltd.	120	—
		73,817
Luxembourg (0.0%)
Millicom International Cellular SA	3,740	349
RTL Group SA	795	64
		413
Malaysia (0.5%)
CIMB Group Holdings Bhd.	247,800	577
Public Bank Bhd. (Foreign)	120,611	464
Malayan Banking Bhd.	186,015	453
Sime Darby Bhd.	158,300	389
* Axiata Group Bhd.	232,566	312
IOI Corp. Bhd.	180,940	292
Genting Bhd.	96,600	243
* Malaysia International Shipping Corp. Bhd. (Local)	61,200	170
AMMB Holdings Bhd.	84,700	137
Maxis Bhd.	76,600	127
Tenaga Nasional Bhd.	43,000	116
Genting Malaysia Bhd.	119,900	108
PPB Group Bhd.	19,600	107
Kuala Lumpur Kepong Bhd.	18,300	97
Digi.com Bhd.	12,300	96
IJM Corp. Bhd.	54,960	87
PLUS Expressways Bhd.	71,500	86

YTL Corp. Bhd.	31,388	74
Gamuda Bhd.	63,300	66
Petronas Gas Bhd.	18,900	59
British American Tobacco Malaysia Bhd.	4,200	59
YTL Power International Bhd.	77,337	55
Telekom Malaysia Bhd.	49,500	52
Hong Leong Bank Bhd.	17,200	49
UMW Holdings Bhd.	24,600	48
Berjaya Sports Toto Bhd.	34,800	46
RHB Capital Bhd.	20,300	41
SP Setia Bhd.	31,400	41
Lafarge Malayan Cement Bhd.	17,900	38
Tanjong PLC	6,700	37
Petronas Dagangan Bhd.	11,400	37
Alliance Financial Group Bhd.	39,200	36
MMC Corp. Bhd.	41,100	34
Parkson Holdings Bhd.	18,786	33
* Proton Holdings Bhd.	9,400	14
* EON Capital Bhd.	5,400	12
* Public Bank Bhd. (Local)	1,614	6
		4,698
Mexico (0.7%)
America Movil SAB de CV	764,697	1,893
Grupo Mexico SAB de CV Class B	284,477	756
Wal-Mart de Mexico SAB de CV	251,400	584
Fomento Economico Mexicano SAB de CV	92,800	453
* Cemex SAB de CV ADR	38,363	362
Grupo Televisa SA	92,400	353
Grupo Financiero Banorte SAB de CV	90,000	352
Telefonos de Mexico SAB de CV	442,400	323
Grupo Financiero Inbursa SA	34,300	121
Grupo Modelo SAB de CV	19,700	107
Industrias Penoles SAB de CV	4,840	101
Grupo Elektra SA de CV	2,070	83
Kimberly-Clark de Mexico SAB de CV Class A	10,800	68
Mexichem SAB de CV	23,615	66
Grupo Carso SAB de CV	16,100	60
Alfa SAB de CV Class A	7,600	59
Grupo Bimbo SAB de CV Class A	7,500	57
Grupo Aeroportuario del Pacifico SAB de CV Class B	11,000	36
* Urbi Desarrollos Urbanos SAB de CV	15,000	29
* Impulsora del Desarrollo y El Empleo en America Latina SAB de CV	7,300	9
Organizacion Soriana SAB de CV Class B	2,300	6
* Carso Infraestructura y Construccion SAB de CV	9,700	5
		5,883
Morocco (0.0%)
Maroc Telecom	4,624	81
* Douja Promotion Groupe Addoha SA	4,418	60
		141
Netherlands (1.0%)
Unilever NV	53,042	1,560
* ING Groep NV	131,255	1,259
Koninklijke Philips Electronics NV	33,414	1,039
Koninklijke KPN NV	56,917	791
Koninklijke Ahold NV	43,616	560
Akzo Nobel NV	8,526	502
TNT NV	16,685	497

ASML Holding NV	15,053	483
Heineken NV	9,895	448
Reed Elsevier NV	30,094	390
* Aegon NV	64,834	389
Koninklijke DSM NV	6,362	302
* Randstad Holding NV	4,160	187
Wolters Kluwer NV	8,583	173
Corio NV	2,932	172
Heineken Holding NV	3,960	155
Fugro NV	2,762	146
SBM Offshore NV	3,446	54
		9,107
New Zealand (0.1%)
Fletcher Building Ltd.	22,984	127
Telecom Corp. of New Zealand Ltd.	70,656	102
Auckland International Airport Ltd.	35,852	51
Fisher & Paykel Healthcare Corp. Ltd.	21,665	47
Contact Energy Ltd.	9,078	38
Sky City Entertainment Group Ltd.	14,815	33
Sky Network Television Ltd.	8,760	31
Kiwi Income Property Trust	41,436	29
Air New Zealand Ltd.	8,903	7
Vector Ltd.	4,251	6
Warehouse Group Ltd.	2,427	6
		477
Norway (0.4%)
Statoil ASA	43,336	877
DnB NOR ASA	39,743	492
Telenor ASA	29,069	447
Orkla ASA	39,050	323
Yara International ASA	7,750	291
Seadrill Ltd.	12,000	277
Norsk Hydro ASA	40,043	215
* Storebrand ASA	18,800	111
Aker Solutions ASA	7,070	92
* Renewable Energy Corp. ASA	11,404	31
		3,156
Peru (0.1%)
Southern Copper Corp.	8,731	274
Cia de Minas Buenaventura SA ADR	7,044	272
Credicorp Ltd.	2,059	200
Volcan Cia Minera SAA Class B	48,494	50
		796
Philippines (0.1%)
Philippine Long Distance Telephone Co.	1,450	77
Ayala Land Inc.	208,100	67
Manila Electric Co.	15,000	61
SM Investments Corp.	5,000	48
Bank of the Philippine Islands	40,136	42
Ayala Corp.	6,000	42
Banco de Oro Unibank Inc.	37,000	38
Metropolitan Bank & Trust	27,500	36
Jollibee Foods Corp.	20,000	34
SM Prime Holdings Inc.	134,000	31
Globe Telecom Inc.	1,000	20
		496

Poland (0.2%)
Bank Pekao SA	6,015	321
Powszechna Kasa Oszczednosci Bank Polski SA	24,771	316
* Powszechny Zaklad Ubezpieczen SA	1,500	192
KGHM Polska Miedz SA	4,488	156
* Polski Koncern Naftowy Orlen	10,655	136
Telekomunikacja Polska SA	22,396	116
Polska Grupa Energetyczna SA	7,000	50
* Getin Holding SA	12,268	41
TVN SA	6,300	36
Bank Zachodni WBK SA	596	36
* ING Bank Slaski SA	133	34
Polskie Gornictwo Naftowe i Gazownictwo SA	25,082	29
* BRE Bank SA	141	12
Bank Handlowy w Warszawie SA	362	9
* Globe Trade Centre SA	1,000	8
		1,492
Portugal (0.2%)
Portugal Telecom SGPS SA	35,754	393
EDP - Energias de Portugal SA	96,970	319
Galp Energia SGPS SA Class B	6,888	113
Banco Comercial Portugues SA	123,398	106
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	24,987	104
Brisa Auto-Estradas de Portugal SA	14,365	94
Jeronimo Martins SGPS SA	8,083	88
Banco BPI SA	20,861	46
* EDP Renovaveis SA	5,968	36
Cimpor Cimentos de Portugal SGPS SA	4,605	28
Banco Espirito Santo SA	5,640	27
		1,354
Russia (1.0%)
Lukoil OAO ADR	22,370	1,277
Surgutneftegas OJSC ADR	122,941	1,248
Gazprom OAO ADR	44,466	961
Sberbank of Russian Federation	302,798	844
Gazprom OAO	149,807	802
Rosneft Oil Co. GDR	84,225	563
MMC Norilsk Nickel ADR	29,926	493
NovaTek OAO	51,859	374
* Federal Grid Co. Unified Energy System JSC	32,443,105	360
Mobile Telesystems OJSC	34,297	281
Tatneft ADR	8,856	274
Gazprom Neft JSC	49,861	203
* RusHydro	3,685,100	194
Novolipetsk Steel OJSC	58,869	183
VTB Bank OJSC GDR	26,998	146
Polyus Gold Co.	2,640	121
Uralkali	22,779	96
Sistema JSFC	101,482	88
* Severstal OAO	6,977	81
Lukoil OAO	1,420	81
* IDGC Holding JSC	560,785	76
* Inter Rao Ues OAO	38,841,200	55
* OGK-4 OJSC	646,100	50
* Mosenergo OAO	410,351	42
* OGK-3 OJSC	666,100	37
* TMK OAO	8,946	37

* Raspadskaya	8,000	32
* Polymetal	2,155	28
Magnitogorsk Iron & Steel Works	33,131	27
Rosneft Oil Co.	3,288	22
Rostelecom OJSC	3,672	13
Wimm-Bill-Dann Foods OJSC ADR	620	12
Aeroflot - Russian Airlines OJSC	5,336	11
* PIK Group	2,527	9
		9,121
Singapore (0.7%)
DBS Group Holdings Ltd.	60,000	637
Singapore Telecommunications Ltd.	262,000	602
United Overseas Bank Ltd.	38,000	556
Oversea-Chinese Banking Corp. Ltd.	80,000	532
Wilmar International Ltd.	91,972	425
Keppel Corp. Ltd.	55,984	385
Fraser and Neave Ltd.	83,000	336
CapitaLand Ltd.	111,500	325
Singapore Exchange Ltd.	53,737	303
City Developments Ltd.	22,000	196
Singapore Airlines Ltd.	17,000	196
Noble Group Ltd.	145,272	177
* Genting Singapore PLC	171,000	160
Singapore Post Ltd.	189,000	158
Singapore Press Holdings Ltd.	52,000	158
Golden Agri-Resources Ltd.	371,831	158
M1 Ltd.	86,000	134
Singapore Technologies Engineering Ltd.	49,000	117
Jardine Cycle & Carriage Ltd.	4,000	105
Ascendas Real Estate Investment Trust	66,000	103
Parkway Holdings Ltd.	33,455	97
Haw Par Corp. Ltd.	18,000	79
Venture Corp. Ltd.	11,000	74
CapitaMall Trust	50,600	71
Keppel Land Ltd.	23,600	70
^ Olam International Ltd.	33,000	68
SembCorp Industries Ltd.	19,231	60
ComfortDelgro Corp. Ltd.	47,000	55
SembCorp Marine Ltd.	18,389	54
Yangzijiang Shipbuilding Holdings Ltd.	50,036	53
CapitaCommercial Trust	51,810	50
UOL Group Ltd.	14,000	41
StarHub Ltd.	21,000	36
* Neptune Orient Lines Ltd.	10,500	16
Allgreen Properties Ltd.	16,000	14
* STATS ChipPAC Ltd.	15,000	13
Hotel Properties Ltd.	6,000	13
Yanlord Land Group Ltd.	8,000	11
Wing Tai Holdings Ltd.	8,000	11
Singapore Land Ltd.	2,000	10
Wheelock Properties Singapore Ltd.	7,000	10
Cosco Corp. Singapore Ltd.	8,000	10
Guocoland Ltd.	6,000	10
SIA Engineering Co. Ltd.	3,000	9
SMRT Corp. Ltd.	4,000	7
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	18,588	2
		6,707

South Africa (1.2%)
MTN Group Ltd.	64,880	1,040
Sasol Ltd.	21,913	868
Standard Bank Group Ltd.	54,464	846
Naspers Ltd.	14,987	639
Impala Platinum Holdings Ltd.	21,778	590
AngloGold Ashanti Ltd.	12,458	505
FirstRand Ltd.	167,475	464
* Anglo Platinum Ltd.	4,002	386
Gold Fields Ltd.	27,345	370
Sanlam Ltd.	84,623	290
Bidvest Group Ltd.	15,077	274
Shoprite Holdings Ltd.	20,510	257
Remgro Ltd.	18,622	255
ABSA Group Ltd.	11,570	215
Kumba Iron Ore Ltd.	4,067	206
Steinhoff International Holdings Ltd.	71,438	187
Harmony Gold Mining Co. Ltd.	16,935	170
Nedbank Group Ltd.	8,480	157
* Aspen Pharmacare Holdings Ltd.	13,124	147
Vodacom Group Ltd.	15,717	134
RMB Holdings Ltd.	27,685	131
African Bank Investments Ltd.	28,029	129
Truworths International Ltd.	15,950	127
Tiger Brands Ltd.	4,994	124
Massmart Holdings Ltd.	7,053	124
Growthpoint Properties Ltd.	49,859	113
* ArcelorMittal South Africa Ltd.	9,118	106
Woolworths Holdings Ltd.	29,006	103
Imperial Holdings Ltd.	7,439	98
Murray & Roberts Holdings Ltd.	15,647	90
Aveng Ltd.	17,911	88
* Sappi Ltd.	17,305	83
Netcare Ltd.	43,269	81
Foschini Ltd.	8,042	78
Pretoria Portland Cement Co. Ltd.	16,828	74
Pick n Pay Stores Ltd.	9,221	58
Spar Group Ltd.	4,900	57
Investec Ltd.	7,000	57
Liberty Holdings Ltd.	4,885	52
Nampak Ltd.	19,300	51
Mr Price Group Ltd.	7,108	49
African Rainbow Minerals Ltd.	2,043	48
Clicks Group Ltd.	9,646	48
Reunert Ltd.	5,500	45
Metropolitan Holdings Ltd.	18,085	43
Discovery Holdings Ltd.	8,542	42
Tongaat Hulett Ltd.	2,852	42
Adcock Ingram Holdings Ltd.	4,808	41
Barloworld Ltd.	6,580	41
Medi-Clinic Corp. Ltd.	11,175	39
AVI Ltd.	11,213	38
Exxaro Resources Ltd.	2,225	37
Aeci Ltd.	3,756	35
Fountainhead Property Trust	37,574	35
Mondi Ltd.	4,735	34
Illovo Sugar Ltd.	8,512	33
* Sun International Ltd.	2,760	32

Grindrod Ltd.	13,901	29
* Mvelaphanda Resources Ltd.	4,749	29
Northam Platinum Ltd.	4,708	28
Telkom SA Ltd.	5,420	25
JD Group Ltd.	3,307	21
JSE Ltd.	1,262	12
Santam Ltd.	589	9
Lewis Group Ltd.	974	8
Pick'n Pay Holdings Ltd.	3,111	8
Allied Technologies Ltd.	878	8
Wilson Bayly Holmes-Ovcon Ltd.	426	7
African Oxygen Ltd.	1,948	6
* Evraz Highveld Steel and Vanadium Ltd.	153	2
Group Five Ltd.	300	1
		10,699
South Korea (2.0%)
1 Samsung Electronics Co. Ltd. GDR	8,809	3,044
POSCO ADR	12,229	1,272
Shinhan Financial Group Co. Ltd. ADR	8,989	744
Hyundai Motor Co.	5,688	717
KB Financial Group Inc. ADR	13,548	580
Samsung Electronics Co. Ltd.	719	493
LG Chem Ltd.	1,721	479
Hyundai Heavy Industries Co. Ltd.	1,973	448
Hyundai Mobis	2,522	436
LG Electronics Inc.	3,756	319
* Hynix Semiconductor Inc.	15,390	293
Samsung Fire & Marine Insurance Co. Ltd.	1,663	289
LG Display Co. Ltd.	9,310	285
Kia Motors Corp.	10,580	277
Samsung C&T Corp.	5,436	273
* NHN Corp.	1,689	262
SK Energy Co. Ltd.	2,484	259
Korea Electric Power Corp.	8,880	249
Shinsegae Co. Ltd.	507	242
Samsung Electro-Mechanics Co. Ltd.	2,075	240
LG Corp.	3,193	221
SK Telecom Co. Ltd. ADR	12,326	202
OCI Co. Ltd.	835	195
Samsung Life Insurance Co. Ltd.	2,000	186
Samsung SDI Co. Ltd.	1,250	180
Samsung Heavy Industries Co. Ltd.	8,540	178
Hana Financial Group Inc.	5,970	178
Woori Finance Holdings Co. Ltd.	13,810	172
KT Corp. ADR	8,960	169
Hyundai Engineering & Construction Co. Ltd.	3,127	167
Samsung Techwin Co. Ltd.	1,690	157
S-Oil Corp.	3,220	154
Cheil Industries Inc.	1,860	143
Samsung Engineering Co. Ltd.	1,319	137
LG Household & Health Care Ltd.	412	130
SK Holdings Co. Ltd.	1,493	117
Hyundai Steel Co.	1,351	117
Amorepacific Corp.	140	114
KT&G Corp.	2,208	111
Samsung Securities Co. Ltd.	2,127	108
Kangwon Land Inc.	6,110	102

Korea Zinc Co. Ltd.	496	99
Honam Petrochemical Corp.	673	98
Hankook Tire Co. Ltd.	4,230	96
Lotte Shopping Co. Ltd.	314	95
GS Engineering & Construction Corp.	1,360	92
Daewoo Securities Co. Ltd.	4,540	89
Doosan Heavy Industries and Construction Co. Ltd.	1,328	87
Woongjin Coway Co. Ltd.	2,450	86
Korea Exchange Bank	8,210	84
LS Corp.	1,025	83
NCSoft Corp.	519	83
Hanwha Corp.	2,380	81
Doosan Corp.	822	80
Hyosung Corp.	1,107	77
Busan Bank	7,060	76
CJ CheilJedang Corp.	378	76
Hyundai Securities Co.	6,470	74
Dongbu Insurance Co. Ltd.	2,370	74
Hyundai Department Store Co. Ltd.	721	72
Daelim Industrial Co. Ltd.	1,243	70
Hyundai Mipo Dockyard	512	70
Industrial Bank of Korea	5,190	69
Daegu Bank Ltd.	5,310	68
Hyundai Merchant Marine Co. Ltd.	2,440	68
Daewoo International Corp.	2,399	68
Woori Investment & Securities Co. Ltd.	4,160	65
* Korean Air Lines Co. Ltd.	1,000	62
Samsung Card Co.	1,413	62
LG Uplus Corp.	8,730	59
Korea Investment Holdings Co. Ltd.	2,010	57
Hyundai Development Co.	2,450	56
Yuhan Corp.	400	53
S1 Corp.	1,020	52
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,000	51
* Hanjin Shipping Co. Ltd.	1,802	48
Hanwha Chem Corp.	2,900	47
KCC Corp.	180	46
* Daum Communications Corp.	630	45
GS Holdings	1,270	44
* Doosan Infracore Co. Ltd.	2,330	42
Samsung Fine Chemicals Co. Ltd.	700	40
* STX Corp. Co. Ltd.	2,204	38
CJ Corp.	601	38
STX Pan Ocean Co. Ltd.	3,610	37
SKC Co. Ltd.	1,560	37
Hite Brewery Co. Ltd.	298	35
Lotte Confectionery Co. Ltd.	31	35
Pacific Corp.	277	35
Hanjin Heavy Industries & Construction Co. Ltd.	1,420	34
Cheil Worldwide Inc.	3,175	33
STX Offshore & Shipbuilding Co. Ltd.	2,900	31
SK Networks Co. Ltd.	3,440	30
Daishin Securities Co. Ltd.	2,300	29
Nong Shim Co. Ltd.	150	28
Lotte Chilsung Beverage Co. Ltd.	42	28
Korea Gas Corp.	700	26
Dongkuk Steel Mill Co. Ltd.	1,250	25
Mirae Asset Securities Co. Ltd.	511	25

Daewoo Engineering & Construction Co. Ltd.	2,880	24
Glovis Co. Ltd.	150	17
Halla Climate Control Corp.	1,040	15
Hyundai Hysco	910	14
Lotte Midopa Co. Ltd.	1,020	11
* Korea Express Co. Ltd.	198	11
LG Hausys Ltd.	125	10
Daishin Securities Co. Ltd. Prior Pfd.	950	8
* Hanjin Shipping Holdings Co. Ltd.	305	4
Sindoh Co. Ltd.	48	2
		17,943
Spain (1.7%)
Banco Santander SA	286,626	3,724
Telefonica SA	161,021	3,646
Banco Bilbao Vizcaya Argentaria SA	130,515	1,750
Iberdrola SA	184,539	1,299
Repsol YPF SA	42,886	1,011
Inditex SA	8,631	571
^ ACS Actividades de Construccion y Servicios SA	8,767	380
^ Banco de Sabadell SA	50,872	289
Gas Natural SDG SA	16,064	268
Banco Popular Espanol SA	36,963	244
Abertis Infraestructuras SA	13,296	225
Acerinox SA	10,628	182
Ferrovial SA	19,285	169
Criteria Caixacorp SA	34,109	166
Enagas	5,769	106
Mapfre SA	31,014	102
Iberdrola Renovables SA	27,219	95
Bankinter SA	11,325	85
* Gamesa Corp. Tecnologica SA	9,424	82
Indra Sistemas SA	4,905	80
Grifols SA	6,865	77
Endesa SA	2,969	73
Acciona SA	819	72
Red Electrica Corp. SA	1,477	65
Zardoya Otis SA	3,676	57
Corp Financiera Alba	1,198	49
^ Banco de Valencia SA	8,031	48
Fomento de Construcciones y Contratas SA	1,728	45
Gestevision Telecinco SA	2,496	29
Banco Espanol de Credito SA	1,960	20
* Sacyr Vallehermoso SA	2,378	12
Banco Santander SA ADR	420	5
		15,026
Sweden (1.2%)
Nordea Bank AB	137,758	1,375
Telefonaktiebolaget LM Ericsson Class B	105,608	1,165
* Volvo AB Class B	54,700	682
Hennes & Mauritz AB Class B	20,226	638
Svenska Handelsbanken AB Class A	21,344	612
TeliaSonera AB	77,726	562
Sandvik AB	42,496	549
Skandinaviska Enskilda Banken AB Class A	76,096	522
Atlas Copco AB Class A	21,794	356
* Volvo AB Class A	25,900	305
Investor AB Class B	15,661	295

Svenska Cellulosa AB Class B	20,417	295
Assa Abloy AB Class B	12,667	280
SKF AB	13,832	264
* Swedbank AB Class A	21,984	251
Tele2 AB	14,113	250
Skanska AB Class B	13,803	233
Electrolux AB Class B	10,365	231
Scania AB Class B	12,350	228
Swedish Match AB	8,637	204
Atlas Copco AB Class B	11,962	178
Husqvarna AB	24,830	175
Alfa Laval AB	10,218	158
SSAB AB Class A	10,700	155
Boliden AB	11,485	137
Industrivarden AB Class A	9,417	123
Securitas AB Class B	11,812	120
Industrivarden AB	5,503	69
Holmen AB	1,400	37
SSAB AB Class B	2,200	28
		10,477
Switzerland (3.0%)
Nestle SA	127,995	6,326
Novartis AG	79,368	3,858
Roche Holding AG	24,638	3,204
* UBS AG	133,041	2,258
Credit Suisse Group AG	39,770	1,803
ABB Ltd.	81,454	1,644
Zurich Financial Services AG	5,075	1,184
Syngenta AG	3,446	761
Cie Financiere Richemont SA	19,176	749
Holcim Ltd.	8,857	591
Swiss Reinsurance Co. Ltd.	12,811	590
Swatch Group AG (Bearer)	1,270	394
Swisscom AG	745	279
SGS SA	195	274
Givaudan SA	284	262
Julius Baer Group Ltd.	7,230	253
Geberit AG	1,540	252
Adecco SA	4,573	233
Kuehne & Nagel International AG	2,066	222
Sonova Holding AG	1,717	208
Synthes Inc.	1,665	192
Swatch Group AG (Registered)	2,997	169
Lonza Group AG	1,768	138
Baloise Holding AG	1,611	129
Lindt & Spruengli AG	5	122
* Actelion Ltd.	2,978	120
Swiss Life Holding AG	1,099	115
Pargesa Holding SA	1,345	92
GAM Holding Ltd.	7,230	84
Schindler Holding AG	819	72
Lindt & Spruengli AG	31	70
Nobel Biocare Holding AG	4,005	67
Straumann Holding AG	263	58
Schindler Holding AG (Bearer)	464	42
BKW FMB Energie AG	424	29

EFG International AG	1,588	19
		26,863
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	181,667	1,835
* Hon Hai Precision Industry Co. Ltd.	295,682	1,191
HTC Corp.	29,468	543
MediaTek Inc.	38,118	516
Nan Ya Plastics Corp.	275,330	484
Formosa Plastics Corp.	218,840	456
Chunghwa Telecom Co. Ltd. ADR	19,475	412
Cathay Financial Holding Co. Ltd.	256,400	403
AU Optronics Corp. ADR	36,657	348
China Steel Corp.	355,301	336
Chimei Innolux Corp.	305,569	329
Formosa Chemicals & Fibre Corp.	149,130	323
* Fubon Financial Holding Co. Ltd.	215,000	263
Acer Inc.	93,583	251
Delta Electronics Inc.	61,641	213
United Microelectronics Corp. ADR	67,335	204
Chinatrust Financial Holding Co. Ltd.	339,716	203
Compal Electronics Inc.	147,415	193
Mega Financial Holding Co. Ltd.	309,000	184
Quanta Computer Inc.	99,450	180
Uni-President Enterprises Corp.	145,613	173
Asustek Computer Inc.	22,647	171
Formosa Petrochemical Corp.	70,140	163
Advanced Semiconductor Engineering Inc. ADR	42,657	162
Yuanta Financial Holding Co. Ltd.	284,000	158
Far Eastern New Century Corp.	111,462	129
Taiwan Mobile Co. Ltd.	60,000	119
Hua Nan Financial Holdings Co. Ltd.	172,025	107
Taiwan Cement Corp.	115,030	107
Foxconn Technology Co. Ltd.	30,888	105
* China Development Financial Holding Corp.	357,525	103
Wistron Corp.	61,494	99
Synnex Technology International Corp.	42,020	96
Lite-On Technology Corp.	74,300	95
Taiwan Cooperative Bank	142,900	93
First Financial Holding Co. Ltd.	150,423	88
President Chain Store Corp.	26,952	88
Pou Chen Corp.	112,524	86
Cheng Shin Rubber Industry Co. Ltd.	32,900	84
Unimicron Technology Corp.	49,000	81
SinoPac Financial Holdings Co. Ltd.	235,000	79
Asia Cement Corp.	78,813	78
Siliconware Precision Industries Co. ADR	15,700	77
* Shin Kong Financial Holding Co. Ltd.	209,319	76
Epistar Corp.	27,000	74
* Pegatron Corp.	60,954	70
* Taishin Financial Holding Co. Ltd.	146,374	65
Far EasTone Telecommunications Co. Ltd.	46,000	64
Macronix International	95,721	64
Taiwan Fertilizer Co. Ltd.	23,000	64
Largan Precision Co. Ltd.	3,020	58
Chang Hwa Commercial Bank	108,000	57
Taiwan Glass Industrial Corp.	58,514	56
Inventec Co. Ltd.	101,850	54

United Microelectronics Corp.	119,180	53
* Evergreen Marine Corp. Taiwan Ltd.	66,000	49
* China Airlines Ltd.	87,425	47
* Walsin Lihwa Corp.	100,000	44
* Powerchip Technology Corp.	295,000	42
* E.Sun Financial Holding Co. Ltd.	90,570	42
* Yageo Corp.	93,000	41
Yulon Motor Co. Ltd.	36,000	41
* HannStar Display Corp.	206,749	40
Novatek Microelectronics Corp. Ltd.	15,025	40
Giant Manufacturing Co. Ltd.	11,400	40
Coretronic Corp.	27,000	38
* Inotera Memories Inc.	71,109	38
Advanced Semiconductor Engineering Inc.	48,522	37
Yang Ming Marine Transport Corp.	58,000	37
Chicony Electronics Co. Ltd.	17,058	37
Realtek Semiconductor Corp.	16,050	37
* Nanya Technology Corp.	53,591	36
* Wan Hai Lines Ltd.	52,000	35
* Taiwan Business Bank	118,000	35
Teco Electric and Machinery Co. Ltd.	72,000	34
* CMC Magnetics Corp.	129,000	34
Nan Ya Printed Circuit Board Corp.	8,160	33
U-Ming Marine Transport Corp.	16,000	30
Advantech Co. Ltd.	14,015	30
Catcher Technology Co. Ltd.	13,310	30
* Capital Securities Corp.	62,000	29
Transcend Information Inc.	10,148	28
KGI Securities Co. Ltd.	65,000	27
Polaris Securities Co. Ltd.	57,000	26
D-Link Corp.	31,980	25
Feng Hsin Iron & Steel Co.	17,000	24
* Chunghwa Picture Tubes	357,000	23
Formosa Taffeta Co. Ltd.	29,000	22
Siliconware Precision Industries Co.	21,030	21
* Tatung Co. Ltd.	112,000	20
* Qisda Corp.	25,000	14
LITE-ON IT Corp.	12,060	13
* Winbond Electronics Corp.	53,000	13
China Motor Corp.	19,000	12
* Ritek Corp.	41,039	12
Cathay Real Estate Development Co. Ltd.	23,000	10
Eternal Chemical Co. Ltd.	10,100	10
Faraday Technology Corp.	6,029	10
* Waterland Financial Holdings	32,000	10
* Eva Airways Corp.	15,749	9
* Yuen Foong Yu Paper Manufacturing Co. Ltd.	23,000	9
* Far Eastern International Bank	23,952	9
Vanguard International Semiconductor Corp.	22,000	9
Cheng Uei Precision Industry Co. Ltd.	5,151	9
Oriental Union Chemical Corp.	12,000	9
* President Securities Corp.	15,000	8
Compal Communications Inc.	9,000	8
Ton Yi Industrial Corp.	17,000	8
Inventec Appliances Corp.	8,400	7
Asia Optical Co. Inc.	4,040	6
Micro-Star International Co. Ltd.	10,499	6
Mitac International Corp.	14,000	6

* Tatung Co. Ltd. GDR	1,475	5
Taiwan Secom Co. Ltd.	3,000	5
		13,572
Thailand (0.2%)
PTT PCL (Foreign)	30,300	239
PTT Exploration & Production PCL (Foreign)	42,000	194
Siam Commercial Bank PCL (Foreign)	49,400	137
Bangkok Bank PCL (Foreign)	31,100	134
Bank of Ayudhya PCL(Local)	208,000	133
Kasikornbank PCL (Foreign)	37,100	120
Electricity Generating PCL (Foreign)	44,100	118
Charoen Pokphand Foods PCL (Foreign)	124,300	93
Advanced Info Service PCL (Foreign)	28,000	81
CP ALL PCL (Foreign)	66,500	67
Banpu PCL	3,400	66
Siam Cement PCL (Foreign)	6,100	53
PTT Aromatics & Refining PCL (Foreign)	65,200	47
BEC World PCL (Foreign)	43,200	40
IRPC PCL (Foreign)	329,400	40
Thai Oil PCL (Foreign)	25,800	35
Siam City Cement PCL (Foreign)	3,800	27
PTT Chemical PCL	7,700	24
Thai Airways International PCL (Foreign)	22,400	24
Total Access Communication PCL (Foreign)	13,700	20
Krung Thai Bank PCL (Foreign)	45,700	18
* TMB Bank PCL	294,100	18
PTT Chemical PCL (Foreign)	5,500	17
* Siam City Cement PCL (Local)	2,100	15
Thai Union Frozen Products PCL (Foreign)	9,000	14
Delta Electronics Thai PCL (Foreign)	14,200	12
Airports of Thailand PCL (Foreign)	9,600	12
Siam Makro PCL (Foreign)	2,600	9
Central Pattana PCL	12,200	9
Thoresen Thai Agencies PCL	11,330	8
Land and Houses PCL (Foreign)	45,300	8
Ratchaburi Electricity Generating Holding PCL	4,100	5
		1,837
Turkey (0.2%)
Turkiye Garanti Bankasi AS	42,435	220
Akbank TAS	38,181	211
Turkiye Is Bankasi	47,050	176
Dogan Sirketler Grubu Holdings	216,883	157
* Eregli Demir ve Celik Fabrikalari TAS	51,268	143
KOC Holding AS	31,000	122
Turkiye Halk Bankasi AS	11,932	97
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,888	87
* Yapi ve Kredi Bankasi AS	27,267	83
Tupras Turkiye Petrol Rafine	3,468	79
Asya Katilim Bankasi AS	30,743	77
* Turk Hava Yollari	25,621	74
BIM Birlesik Magazalar AS	2,410	74
Turk Telekomunikasyon AS	15,598	58
Turkcell Iletisim Hizmet AS	9,761	57
Turkiye Vakiflar Bankasi Tao	18,184	49
Haci Omer Sabanci Holding AS (Bearer)	8,900	41
Enka Insaat ve Sanayi AS	9,690	36
Arcelik AS	6,925	34

Coca-Cola Icecek AS	1,480	15
Ford Otomotiv Sanayi AS	1,724	13
		1,903
United Kingdom (8.3%)
HSBC Holdings PLC	610,319	6,206
Vodafone Group PLC	1,845,559	4,303
BP PLC	660,759	4,226
Royal Dutch Shell PLC Class A	124,397	3,426
GlaxoSmithKline PLC	183,767	3,209
Rio Tinto PLC	53,557	2,772
AstraZeneca PLC	50,573	2,536
Royal Dutch Shell PLC Class B	95,272	2,517
British American Tobacco PLC	70,013	2,409
BHP Billiton PLC	77,394	2,371
Barclays PLC	422,203	2,187
Standard Chartered PLC	71,804	2,075
BG Group PLC	118,149	1,895
* Anglo American PLC	46,497	1,839
Tesco PLC	278,859	1,710
Diageo PLC	88,324	1,533
* Lloyds Banking Group PLC	1,384,451	1,494
Unilever PLC	45,115	1,282
SABMiller PLC	41,278	1,253
Reckitt Benckiser Group PLC	25,451	1,248
Xstrata PLC	75,684	1,204
Imperial Tobacco Group PLC	35,672	1,009
National Grid PLC	119,443	957
Centrica PLC	175,538	837
Prudential PLC	86,311	751
BT Group PLC	274,535	613
Tullow Oil PLC	30,605	591
BAE Systems PLC	117,627	577
Rolls-Royce Group PLC	63,340	576
Scottish & Southern Energy PLC	32,276	562
Compass Group PLC	65,229	542
Aviva PLC	95,559	535
British Sky Broadcasting Group PLC	44,625	498
* Royal Bank of Scotland Group PLC	621,267	486
WPP PLC	43,567	463
Shire PLC	19,607	448
Reed Elsevier PLC	50,467	437
Pearson PLC	27,851	433
* Cairn Energy PLC	57,048	418
WM Morrison Supermarkets PLC	95,675	398
Old Mutual PLC	196,592	373
J Sainsbury PLC	66,041	356
Experian PLC	35,725	352
Marks & Spencer Group PLC	64,137	347
International Power PLC	57,128	320
Smith & Nephew PLC	33,246	289
Kingfisher PLC	84,973	287
Legal & General Group PLC	198,913	279
Randgold Resources Ltd.	3,083	277
Carnival PLC	7,614	275
Standard Life PLC	80,658	256
Land Securities Group PLC	26,617	256
RSA Insurance Group PLC	123,367	247

	Intercontinental Hotels Group PLC	14,208	246
	Capita Group PLC	21,688	245
	Smiths Group PLC	13,423	235
	British Land Co. PLC	31,538	229
	Associated British Foods PLC	13,802	222
	United Utilities Group PLC	23,528	216
	Next PLC	6,365	215
	Antofagasta PLC	13,745	213
*	Autonomy Corp. PLC	8,243	213
	Man Group PLC	60,861	207
*	Wolseley PLC	9,096	205
	G4S PLC	49,082	199
	Johnson Matthey PLC	7,482	198
*	Lonmin PLC	7,779	191
	Eurasian Natural Resources Corp. PLC	13,465	191
	Vedanta Resources PLC	4,887	187
	Burberry Group PLC	13,938	184
	Sage Group PLC	46,076	173
	Inmarsat PLC	14,714	170
	Tomkins PLC	32,420	165
	Petrofac Ltd.	8,340	164
	AMEC PLC	11,555	158
	Admiral Group PLC	6,915	157
	Severn Trent PLC	7,589	156
	Rexam PLC	30,509	148
	Resolution Ltd.	39,118	146
	Hammerson PLC	22,939	140
	ICAP PLC	22,187	139
	3i Group PLC	31,046	138
	Cobham PLC	36,534	136
	Whitbread PLC	6,159	136
	Home Retail Group PLC	33,199	124
	Kazakhmys PLC	6,445	123
	Bunzl PLC	11,135	121
	Fresnillo PLC	7,301	118
	Capital Shopping Centres Group PLC	21,674	117
	Schroders PLC	5,753	116
	Segro PLC	25,739	113
	Tate & Lyle PLC	15,978	113
*	ITV PLC	136,936	111
	Invensys PLC	25,988	109
*	Rentokil Initial PLC	63,452	102
	Cable & Wireless Worldwide PLC	89,570	94
	Logica PLC	54,761	93
	Drax Group PLC	13,862	83
	Cable & Wireless Communications PLC	89,570	83
	Thomas Cook Group PLC	29,127	83
	United Business Media Ltd.	9,254	80
	Ladbrokes PLC	35,029	74
	Hays PLC	48,697	69
	William Hill PLC	24,548	64
	TUI Travel PLC	19,152	63
	Aegis Group PLC	33,526	62
	Daily Mail & General Trust PLC	7,792	59
	Provident Financial PLC	4,680	59
*,^ British Airways PLC		15,886	55
*	PartyGaming PLC	8,089	38
*	Capital & Counties Properties PLC	21,674	37

* EnQuest PLC	19,530	36
Schroders PLC	2,087	35
* TalkTalk Telecom Group PLC	3,628	7
		74,903
United States (41.2%)
Consumer Discretionary (4.3%)
McDonald's Corp.	37,844	2,639
Walt Disney Co.	68,013	2,291
Home Depot Inc.	59,213	1,688
* Ford Motor Co.	116,975	1,494
Comcast Corp. Class A	71,155	1,385
* Amazon.com Inc.	11,651	1,374
Target Corp.	25,855	1,327
Time Warner Inc.	40,280	1,267
* DIRECTV Class A	32,828	1,220
Lowe's Cos. Inc.	49,634	1,029
News Corp. Class A	63,697	831
NIKE Inc. Class B	10,228	753
Time Warner Cable Inc.	12,071	690
Yum! Brands Inc.	16,401	677
Starbucks Corp.	27,100	673
Viacom Inc. Class B	20,321	671
Johnson Controls Inc.	22,933	661
TJX Cos. Inc.	14,924	620
Carnival Corp.	15,994	555
Best Buy Co. Inc.	15,600	541
Comcast Corp.	26,848	496
Staples Inc.	24,316	494
* Kohl's Corp.	10,130	483
Marriott International Inc. Class A	12,671	430
Omnicom Group Inc.	10,943	408
Coach Inc.	10,973	406
* priceline.com Inc.	1,664	373
CBS Corp. Class B	24,700	365
* Bed Bath & Beyond Inc.	9,184	348
McGraw-Hill Cos. Inc.	11,137	342
VF Corp.	4,169	331
Stanley Black & Decker Inc.	5,628	327
Starwood Hotels & Resorts Worldwide Inc.	6,462	313
* Las Vegas Sands Corp.	11,508	309
Gap Inc.	16,811	304
News Corp. Class B	20,375	301
Macy's Inc.	15,400	287
Ltd Brands Inc.	11,151	286
Wynn Resorts Ltd.	3,195	280
* AutoZone Inc.	1,295	274
Mattel Inc.	12,761	270
Nordstrom Inc.	7,487	255
Virgin Media Inc.	11,481	247
* Liberty Media Corp. - Interactive	21,836	247
Genuine Parts Co.	5,519	236
Cablevision Systems Corp. Class A	8,584	235
Fortune Brands Inc.	5,329	234
Ross Stores Inc.	4,331	228
* Apollo Group Inc. Class A	4,795	221
Harley-Davidson Inc.	8,115	221
Whirlpool Corp.	2,545	212

* Dollar Tree Inc.	4,662	207
Expedia Inc.	9,061	205
Hasbro Inc.	4,819	203
Darden Restaurants Inc.	4,827	202
Family Dollar Stores Inc.	4,865	201
JC Penney Co. Inc.	7,700	190
Tiffany & Co.	4,322	182
H&R Block Inc.	11,567	181
* Discovery Communications Inc. Class A	4,697	181
^ Garmin Ltd.	6,029	172
* Autoliv Inc.	2,887	166
* Discovery Communications Inc.	4,772	164
* Royal Caribbean Cruises Ltd.	5,428	157
International Game Technology	10,278	157
Wyndham Worldwide Corp.	6,076	155
* GameStop Corp. Class A	7,700	154
* Interpublic Group of Cos. Inc.	16,496	151
PetSmart Inc.	4,799	149
Newell Rubbermaid Inc.	9,397	146
* Sears Holdings Corp.	2,051	146
DISH Network Corp. Class A	7,080	142
Scripps Networks Interactive Inc. Class A	3,322	142
* Urban Outfitters Inc.	4,289	138
DR Horton Inc.	12,400	137
* Sirius XM Radio Inc.	132,152	136
* Liberty Global Inc. Class A	4,573	134
Leggett & Platt Inc.	6,336	132
* Liberty Global Inc.	4,345	127
* NVR Inc.	200	125
* MGM Resorts International	11,451	124
Foot Locker Inc.	8,800	120
* Pulte Group Inc.	13,011	114
* Mohawk Industries Inc.	2,321	114
Abercrombie & Fitch Co.	2,981	110
Gannett Co. Inc.	8,017	106
RadioShack Corp.	4,386	94
Gentex Corp.	4,891	94
American Eagle Outfitters Inc.	7,179	88
* AutoNation Inc.	3,200	78
Lennar Corp. Class A	5,263	78
* Lamar Advertising Co. Class A	2,704	74
* Liberty Media Corp. - Starz	1,312	72
Wendy's/Arby's Group Inc. Class A	15,848	69
* Harman International Industries Inc.	1,700	52
* Toll Brothers Inc.	2,800	49
* Madison Square Garden Inc. Class A	2,137	41
Weight Watchers International Inc.	500	14
Washington Post Co. Class B	30	13
		38,335
Consumer Staples (4.6%)
Procter & Gamble Co.	100,990	6,176
Wal-Mart Stores Inc.	98,657	5,050
Coca-Cola Co.	81,191	4,474
PepsiCo Inc.	56,553	3,671
Philip Morris International Inc.	64,443	3,289
Kraft Foods Inc.	60,554	1,769
Altria Group Inc.	72,958	1,617

CVS Caremark Corp.	47,757	1,466
Colgate-Palmolive Co.	17,199	1,358
Walgreen Co.	34,602	988
Kimberly-Clark Corp.	14,560	934
Costco Wholesale Corp.	15,600	885
General Mills Inc.	22,700	776
Sysco Corp.	20,398	632
Archer-Daniels-Midland Co.	22,500	616
Kellogg Co.	9,963	499
HJ Heinz Co.	11,051	491
Kroger Co.	22,192	470
Avon Products Inc.	14,243	443
Reynolds American Inc.	7,567	437
Lorillard Inc.	5,561	424
ConAgra Foods Inc.	15,503	364
Coca-Cola Enterprises Inc.	12,544	360
Sara Lee Corp.	23,880	353
Dr Pepper Snapple Group Inc.	8,731	328
Clorox Co.	4,840	314
Campbell Soup Co.	8,344	300
Safeway Inc.	14,133	290
Hershey Co.	5,807	273
Estee Lauder Cos. Inc. Class A	4,095	255
JM Smucker Co.	4,041	248
Molson Coors Brewing Co. Class B	5,258	237
Bunge Ltd.	4,743	235
* Whole Foods Market Inc.	5,897	224
Brown-Forman Corp. Class B	3,221	204
Tyson Foods Inc. Class A	10,722	188
McCormick & Co. Inc.	4,120	162
Hormel Foods Corp.	3,524	151
* Energizer Holdings Inc.	2,197	135
* Constellation Brands Inc. Class A	6,694	114
Alberto-Culver Co. Class B	3,450	101
* Smithfield Foods Inc.	5,818	83
SUPERVALU Inc.	6,619	75
* Dean Foods Co.	4,867	56
		41,515
Energy (4.4%)
Exxon Mobil Corp.	179,176	10,693
Chevron Corp.	70,298	5,357
ConocoPhillips	52,279	2,887
Schlumberger Ltd.	41,802	2,494
Occidental Petroleum Corp.	28,400	2,213
Apache Corp.	11,802	1,128
Devon Energy Corp.	15,300	956
Halliburton Co.	31,739	948
EOG Resources Inc.	8,835	861
Anadarko Petroleum Corp.	17,201	846
Marathon Oil Corp.	24,173	809
Baker Hughes Inc.	14,503	700
Hess Corp.	11,205	600
National Oilwell Varco Inc.	14,636	573
* Transocean Ltd.	11,187	517
Chesapeake Energy Corp.	22,826	480
Spectra Energy Corp.	22,560	469
* Southwestern Energy Co.	12,040	439

* Weatherford International Ltd.	25,852	419
Peabody Energy Corp.	9,030	408
Williams Cos. Inc.	20,900	406
Noble Energy Inc.	5,978	401
Murphy Oil Corp.	6,593	361
Smith International Inc.	8,476	352
Valero Energy Corp.	19,734	335
* Cameron International Corp.	8,402	333
El Paso Corp.	24,175	298
Consol Energy Inc.	7,659	287
Noble Corp.	8,313	270
* FMC Technologies Inc.	4,146	262
* Ultra Petroleum Corp.	6,100	258
* Newfield Exploration Co.	4,578	245
Pioneer Natural Resources Co.	3,973	230
* QEP Resources Inc.	5,999	207
Range Resources Corp.	5,445	202
Sunoco Inc.	5,300	189
* Nabors Industries Ltd.	9,851	181
* Petrohawk Energy Corp.	10,549	166
* Pride International Inc.	5,991	143
Diamond Offshore Drilling Inc.	2,395	143
* Plains Exploration & Production Co.	4,890	110
* Rowan Cos. Inc.	3,989	101
Patterson-UTI Energy Inc.	3,950	65
* Continental Resources Inc.	1,251	57
		39,399
Financials (7.0%)
JPMorgan Chase & Co.	139,322	5,612
Wells Fargo & Co.	181,673	5,038
Bank of America Corp.	348,756	4,897
* Citigroup Inc.	833,319	3,417
* Berkshire Hathaway Inc. Class A	28	3,276
Goldman Sachs Group Inc.	18,030	2,719
* Berkshire Hathaway Inc. Class B	33,971	2,654
American Express Co.	42,125	1,880
US Bancorp	67,220	1,607
Morgan Stanley	49,027	1,323
MetLife Inc.	28,703	1,207
PNC Financial Services Group Inc.	18,447	1,096
Bank of New York Mellon Corp.	42,282	1,060
Prudential Financial Inc.	16,161	926
Travelers Cos. Inc.	17,884	902
Simon Property Group Inc.	9,935	886
Aflac Inc.	15,900	782
State Street Corp.	17,594	685
Capital One Financial Corp.	15,400	652
CME Group Inc.	2,330	650
Chubb Corp.	11,825	622
ACE Ltd.	11,628	617
Charles Schwab Corp.	41,675	616
Franklin Resources Inc.	6,121	616
BB&T Corp.	23,500	583
Allstate Corp.	19,790	559
Loews Corp.	14,193	527
Vornado Realty Trust	6,260	518
Progressive Corp.	23,510	462

SunTrust Banks Inc.	17,492	454
Public Storage	4,476	439
Equity Residential	9,560	438
Marsh & McLennan Cos. Inc.	18,089	425
T Rowe Price Group Inc.	8,600	415
Boston Properties Inc.	4,796	393
Northern Trust Corp.	8,200	385
Annaly Capital Management Inc.	21,734	378
Ameriprise Financial Inc.	8,704	369
AON Corp.	9,582	361
HCP Inc.	10,147	360
M&T Bank Corp.	4,083	357
Hartford Financial Services Group Inc.	15,137	354
Fifth Third Bancorp	27,532	350
Discover Financial Services	20,051	306
Host Hotels & Resorts Inc.	21,318	306
Regions Financial Corp.	41,666	305
Invesco Ltd.	15,238	298
AvalonBay Communities Inc.	2,819	296
Principal Financial Group Inc.	11,157	286
Ventas Inc.	5,418	275
Lincoln National Corp.	10,458	272
* IntercontinentalExchange Inc.	2,507	265
New York Community Bancorp Inc.	15,270	264
Unum Group	11,463	262
NYSE Euronext	8,931	259
KeyCorp	30,410	257
XL Group PLC Class A	14,370	255
BlackRock Inc.	1,605	253
Comerica Inc.	6,183	237
* Genworth Financial Inc. Class A	17,125	233
Hudson City Bancorp Inc.	18,016	224
Moody's Corp.	9,188	216
* SLM Corp.	17,820	214
Kimco Realty Corp.	13,908	210
Plum Creek Timber Co. Inc.	5,636	202
Old Republic International Corp.	14,900	186
PartnerRe Ltd.	2,568	186
* American International Group Inc.	4,820	185
Macerich Co.	4,409	183
Legg Mason Inc.	6,300	182
Willis Group Holdings PLC	5,856	179
ProLogis	16,382	178
Weingarten Realty Investors	7,929	168
People's United Financial Inc.	11,968	166
Everest Re Group Ltd.	2,105	163
Protective Life Corp.	7,153	161
* TD Ameritrade Holding Corp.	10,218	161
Cincinnati Financial Corp.	5,648	156
Assurant Inc.	4,133	154
Torchmark Corp.	2,808	149
Huntington Bancshares Inc.	24,473	148
AMB Property Corp.	5,705	142
* Leucadia National Corp.	6,435	142
WR Berkley Corp.	5,235	141
Axis Capital Holdings Ltd.	4,520	141
Hospitality Properties Trust	6,606	135
Liberty Property Trust	4,081	129

Marshall & Ilsley Corp.	18,400	129
RenaissanceRe Holdings Ltd.	2,185	125
Duke Realty Corp.	10,300	123
* Markel Corp.	346	117
Commerce Bancshares Inc.	2,921	114
Zions Bancorporation	5,105	113
Transatlantic Holdings Inc.	2,333	112
Regency Centers Corp.	2,794	105
* Popular Inc.	35,199	101
City National Corp.	1,749	99
Brown & Brown Inc.	4,897	98
White Mountains Insurance Group Ltd.	306	96
SEI Investments Co.	4,897	94
Arthur J Gallagher & Co.	3,633	92
Valley National Bancorp	5,921	86
* St. Joe Co.	3,250	84
Federated Investors Inc. Class B	3,606	77
* First Horizon National Corp.	5,892	68
Janus Capital Group Inc.	6,180	65
Erie Indemnity Co. Class A	1,304	64
Mercury General Corp.	1,481	64
First American Financial Corp.	3,445	51
* Forest City Enterprises Inc. Class A	3,076	39
* CNA Financial Corp.	330	9
Wesco Financial Corp.	20	7
		63,229
Health Care (4.7%)
Johnson & Johnson	97,296	5,652
Pfizer Inc.	282,713	4,241
Merck & Co. Inc.	109,245	3,765
Abbott Laboratories	53,747	2,638
* Amgen Inc.	33,800	1,843
Bristol-Myers Squibb Co.	60,024	1,496
Medtronic Inc.	38,812	1,435
Eli Lilly & Co.	40,293	1,434
UnitedHealth Group Inc.	40,180	1,223
* Gilead Sciences Inc.	30,539	1,018
* Express Scripts Inc.	19,900	899
Baxter International Inc.	20,532	899
* Celgene Corp.	16,200	893
* WellPoint Inc.	16,000	812
* Medco Health Solutions Inc.	16,086	772
Allergan Inc.	10,980	670
* Thermo Fisher Scientific Inc.	14,500	650
Covidien PLC	17,192	642
* Genzyme Corp.	8,860	616
McKesson Corp.	9,230	580
Becton Dickinson and Co.	8,298	571
* Biogen Idec Inc.	9,520	532
Alcon Inc.	3,137	486
Stryker Corp.	10,189	474
* Zimmer Holdings Inc.	8,300	440
Aetna Inc.	15,600	434
Cardinal Health Inc.	13,400	432
* Intuitive Surgical Inc.	1,310	430
* St. Jude Medical Inc.	10,769	396
* Forest Laboratories Inc.	11,542	320

* Boston Scientific Corp.	54,568	306
* Humana Inc.	6,469	304
* Hospira Inc.	5,817	303
AmerisourceBergen Corp. Class A	9,973	299
Quest Diagnostics Inc.	6,274	295
CIGNA Corp.	9,420	290
* Life Technologies Corp.	6,341	273
* Laboratory Corp. of America Holdings	3,702	270
CR Bard Inc.	3,342	262
* Varian Medical Systems Inc.	4,306	238
* Vertex Pharmaceuticals Inc.	6,807	229
* Cerner Corp.	2,770	215
* Waters Corp.	3,278	210
* DaVita Inc.	3,538	203
* Mylan Inc.	10,468	182
* Henry Schein Inc.	3,121	164
DENTSPLY International Inc.	5,263	158
* CareFusion Corp.	7,133	150
* Watson Pharmaceuticals Inc.	3,674	149
* Cephalon Inc.	2,602	148
Patterson Cos. Inc.	4,305	115
Universal Health Services Inc. Class B	3,070	110
Beckman Coulter Inc.	2,375	109
* Coventry Health Care Inc.	5,194	103
* Community Health Systems Inc.	3,165	103
Omnicare Inc.	3,681	91
* Kinetic Concepts Inc.	2,421	86
Lincare Holdings Inc.	3,457	82
* King Pharmaceuticals Inc.	8,754	77
		42,217
Industrials (4.3%)
General Electric Co.	374,160	6,031
United Technologies Corp.	32,877	2,338
3M Co.	24,826	2,124
Boeing Co.	26,617	1,814
United Parcel Service Inc. Class B	25,035	1,627
Caterpillar Inc.	22,029	1,537
Union Pacific Corp.	17,646	1,318
Emerson Electric Co.	26,477	1,312
Honeywell International Inc.	26,142	1,120
Deere & Co.	14,800	987
Lockheed Martin Corp.	13,010	978
FedEx Corp.	10,662	880
Danaher Corp.	22,138	850
General Dynamics Corp.	13,191	808
Norfolk Southern Corp.	13,437	756
Illinois Tool Works Inc.	17,200	748
CSX Corp.	14,100	743
Tyco International Ltd.	17,900	685
PACCAR Inc.	13,500	619
Northrop Grumman Corp.	10,355	607
Precision Castparts Corp.	4,968	607
Cummins Inc.	7,490	596
Raytheon Co.	12,797	592
Waste Management Inc.	16,414	557
Eaton Corp.	5,698	447
CH Robinson Worldwide Inc.	6,460	421

Republic Services Inc. Class A	13,091	417
Ingersoll-Rand PLC	10,999	412
Parker Hannifin Corp.	5,651	351
* Delta Air Lines Inc.	27,049	321
Expeditors International of Washington Inc.	7,384	315
Rockwell Collins Inc.	5,473	313
Goodrich Corp.	4,291	313
Dover Corp.	6,438	309
Fluor Corp.	6,196	299
ITT Corp.	6,293	297
WW Grainger Inc.	2,573	288
Southwest Airlines Co.	23,889	288
L-3 Communications Holdings Inc.	3,755	274
Rockwell Automation Inc.	4,898	265
Cooper Industries PLC	5,772	261
Fastenal Co.	5,194	255
Textron Inc.	11,700	243
* McDermott International Inc.	9,501	223
Pitney Bowes Inc.	7,276	178
Iron Mountain Inc.	7,128	169
RR Donnelley & Sons Co.	9,900	167
Pall Corp.	4,116	157
* Jacobs Engineering Group Inc.	3,995	146
Robert Half International Inc.	5,635	142
Cintas Corp.	5,320	141
Avery Dennison Corp.	3,873	139
Equifax Inc.	4,286	134
Manpower Inc.	2,733	131
Masco Corp.	12,676	130
Dun & Bradstreet Corp.	1,747	119
JB Hunt Transport Services Inc.	3,270	116
Pentair Inc.	3,347	115
SPX Corp.	1,691	101
* Foster Wheeler AG	4,331	100
* Alliant Techsystems Inc.	1,064	71
Ryder System Inc.	1,244	54
* Terex Corp.	2,418	48
		38,904
Information Technology (7.9%)
* Apple Inc.	31,909	8,209
Microsoft Corp.	307,555	7,938
International Business Machines Corp.	44,968	5,774
* Cisco Systems Inc.	200,782	4,632
Oracle Corp.	174,754	4,131
* Google Inc. Class A	8,363	4,055
Intel Corp.	195,044	4,018
Hewlett-Packard Co.	82,236	3,786
QUALCOMM Inc.	57,523	2,190
* EMC Corp.	71,531	1,416
Visa Inc. Class A	17,034	1,249
Texas Instruments Inc.	42,300	1,044
Corning Inc.	54,490	987
* eBay Inc.	45,832	958
* Dell Inc.	68,674	909
Accenture PLC Class A	21,734	862
Mastercard Inc. Class A	3,797	798
Automatic Data Processing Inc.	17,591	726

* Yahoo! Inc.	47,337	657
* Motorola Inc.	81,499	610
* Cognizant Technology Solutions Corp. Class A	10,499	573
Applied Materials Inc.	47,099	556
Broadcom Corp. Class A	15,400	555
* Juniper Networks Inc.	19,077	530
* Adobe Systems Inc.	18,376	528
* NetApp Inc.	11,860	502
Western Union Co.	27,900	453
Xerox Corp.	45,997	448
* Intuit Inc.	11,108	442
Tyco Electronics Ltd.	15,856	428
* SanDisk Corp.	8,968	392
* Citrix Systems Inc.	6,916	381
Fidelity National Information Services Inc.	12,901	370
* Symantec Corp.	28,060	364
Paychex Inc.	13,500	351
* Agilent Technologies Inc.	12,233	342
* Marvell Technology Group Ltd.	21,672	323
* Salesforce.com Inc.	3,179	315
Analog Devices Inc.	10,043	298
* Akamai Technologies Inc.	7,700	295
Altera Corp.	10,153	281
* First Solar Inc.	2,221	279
* Fiserv Inc.	5,386	270
Xilinx Inc.	9,570	267
Amphenol Corp. Class A	5,926	265
Activision Blizzard Inc.	22,009	261
CA Inc.	12,657	248
Linear Technology Corp.	7,649	244
Computer Sciences Corp.	5,268	239
* Micron Technology Inc.	32,300	235
* Flextronics International Ltd.	37,404	233
* Autodesk Inc.	7,700	227
* BMC Software Inc.	6,392	227
* VeriSign Inc.	7,700	217
* Western Digital Corp.	7,876	208
Harris Corp.	4,614	205
* Seagate Technology	16,043	201
* Electronic Arts Inc.	12,500	199
Microchip Technology Inc.	6,340	193
* Teradata Corp.	5,988	190
KLA-Tencor Corp.	5,950	188
* Lam Research Corp.	4,401	186
* NVIDIA Corp.	20,200	186
* McAfee Inc.	5,535	183
* Advanced Micro Devices Inc.	23,248	174
* Avnet Inc.	5,319	134
* WebMD Health Corp.	2,841	131
* Synopsys Inc.	5,132	112
National Semiconductor Corp.	8,106	112
Jabil Circuit Inc.	7,542	109
* Alliance Data Systems Corp.	1,871	108
Lender Processing Services Inc.	3,294	105
* Arrow Electronics Inc.	4,195	104
Total System Services Inc.	6,751	101
* LSI Corp.	22,852	92
* IAC/InterActiveCorp	3,000	75

* MEMC Electronic Materials Inc.	7,584	73
Broadridge Financial Solutions Inc.	3,522	71
CoreLogic Inc.	3,445	69
* Novellus Systems Inc.	2,500	67
* Compuware Corp.	7,975	65
* AOL Inc.	3,113	65
* NCR Corp.	3,630	50
Molex Inc.	2,513	50
Molex Inc. Class A	2,658	45
Diebold Inc.	1,506	43
DST Systems Inc.	1,000	41
		70,823
Materials (1.3%)
EI du Pont de Nemours & Co.	31,300	1,273
Monsanto Co.	19,287	1,115
Dow Chemical Co.	40,104	1,096
Freeport-McMoRan Copper & Gold Inc.	14,728	1,054
Newmont Mining Corp.	16,953	948
Praxair Inc.	10,815	939
Air Products & Chemicals Inc.	7,800	566
Nucor Corp.	10,340	405
Ecolab Inc.	8,184	400
Alcoa Inc.	35,778	400
PPG Industries Inc.	5,724	398
International Paper Co.	14,873	360
Mosaic Co.	6,648	317
Sherwin-Williams Co.	3,924	271
Allegheny Technologies Inc.	5,191	247
Sigma-Aldrich Corp.	4,226	237
United States Steel Corp.	4,617	205
Vulcan Materials Co.	4,285	194
Ball Corp.	3,297	192
* Owens-Illinois Inc.	5,677	157
Eastman Chemical Co.	2,462	154
MeadWestvaco Corp.	6,014	144
* Pactiv Corp.	4,477	136
Ashland Inc.	2,649	135
International Flavors & Fragrances Inc.	2,789	126
Weyerhaeuser Co.	7,700	125
Bemis Co. Inc.	4,064	122
Sealed Air Corp.	5,416	117
		11,833
Telecommunication Services (1.3%)
AT&T Inc.	208,334	5,404
Verizon Communications Inc.	99,963	2,905
* American Tower Corp. Class A	13,990	647
* Sprint Nextel Corp.	99,850	456
* Crown Castle International Corp.	10,165	402
CenturyLink Inc.	10,534	375
Qwest Communications International Inc.	60,449	342
Frontier Communications Corp.	34,708	265
* NII Holdings Inc.	6,400	240
* MetroPCS Communications Inc.	14,000	125
* Level 3 Communications Inc.	61,600	70
Telephone & Data Systems Inc.	1,719	59
		11,290

Utilities (1.4%)
Southern Co.		28,768	1,016
Exelon Corp.		22,900	958
Dominion Resources Inc.		20,423	858
Duke Energy Corp.		46,048	787
NextEra Energy Inc.		14,238	745
American Electric Power Co. Inc.		16,406	590
Public Service Enterprise Group Inc.		17,501	576
PG&E Corp.		12,756	566
Entergy Corp.		6,541	507
Consolidated Edison Inc.		9,840	454
PPL Corp.		16,128	440
Sempra Energy		8,642	430
Progress Energy Inc.		9,882	416
FirstEnergy Corp.		10,689	403
Edison International		11,425	379
Xcel Energy Inc.		15,979	351
* AES Corp.		27,370	282
DTE Energy Co.		5,667	262
Wisconsin Energy Corp.		4,050	220
Constellation Energy Group Inc.		6,933	219
Pinnacle West Capital Corp.		5,713	218
Ameren Corp.		8,182	208
CenterPoint Energy Inc.		13,831	197
* NRG Energy Inc.		8,088	183
Northeast Utilities		6,139	171
NSTAR		4,521	168
EQT Corp.		4,492	165
SCANA Corp.		4,295	165
NiSource Inc.		9,706	160
Alliant Energy Corp.		3,867	134
Allegheny Energy Inc.		5,857	133
Pepco Holdings Inc.		7,712	130
MDU Resources Group Inc.		6,544	129
TECO Energy Inc.		7,119	116
Questar Corp.		5,999	99
* RRI Energy Inc.		15,800	62
* Mirant Corp.		3,317	36
			12,933
Total United States			370,478
Total Common Stocks (Cost $847,179)			898,679
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund (Cost
$2,027)	0.297%	2,026,989	2,027

Total Investments (100.1%) (Cost $849,206)			900,706
Other Assets and Liabilities-Net (-0.1%)[3]			(871)
Net Assets (100%)			899,835

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,900,000.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate value of these securities was $4,279,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,027,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	370,478	—	—
Common Stocks--International	74,194	454,003	4
Temporary Cash Investments	2,027	—	—
Total	446,699	454,003	4

Total World Stock Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2010:

Investments in
Common Stocks-
International
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	5
Change in Unrealized Appreciation (Depreciation)	(1)
Balance as of July 31, 2010	4

D. At July 31, 2010, the cost of investment securities for tax purposes was $849,606,000. Net unrealized appreciation of investment securities for tax purposes was $51,100,000, consisting of unrealized gains of $91,851,000 on securities that had risen in value since their purchase and $40,751,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Argentina (0.0%)
Petrobras Energia Participaciones SA ADR	30,187	442

Australia (5.7%)
BHP Billiton Ltd.	2,200,843	79,891
Commonwealth Bank of Australia	1,006,124	48,000
Westpac Banking Corp.	1,951,872	42,445
Australia & New Zealand Banking Group Ltd.	1,661,127	34,757
National Australia Bank Ltd.	1,390,378	31,715
Rio Tinto Ltd.	298,460	19,156
Woolworths Ltd.	804,373	18,773
Wesfarmers Ltd.	654,249	18,431
Westfield Group	1,508,597	16,687
Woodside Petroleum Ltd.	382,428	14,438
CSL Ltd.	380,438	11,406
QBE Insurance Group Ltd.	669,067	10,112
Newcrest Mining Ltd.	314,959	9,361
Telstra Corp. Ltd.	2,890,249	8,424
Origin Energy Ltd.	568,039	7,941
Macquarie Group Ltd.	219,031	7,395
Foster's Group Ltd.	1,269,536	6,629
Santos Ltd.	545,510	6,579
AMP Ltd.	1,341,576	6,446
Suncorp-Metway Ltd.	828,666	6,284
* Fortescue Metals Group Ltd.	1,528,282	5,953
Lihir Gold Ltd.	1,559,054	5,794
Stockland	1,568,677	5,389
Orica Ltd.	236,184	5,384
AXA Asia Pacific Holdings Ltd.	1,006,394	4,946
Amcor Ltd.	794,651	4,726
Brambles Ltd.	910,008	4,452
Oil Search Ltd.	841,278	4,450
Insurance Australia Group Ltd.	1,366,049	4,228
AGL Energy Ltd.	290,142	3,883
Coca-Cola Amatil Ltd.	359,771	3,734
Transurban Group	919,229	3,719
Computershare Ltd.	363,097	3,327
WorleyParsons Ltd.	154,155	3,230
Incitec Pivot Ltd.	1,070,438	3,157
GPT Group	1,200,734	3,112
ASX Ltd.	111,552	2,921
* Asciano Group	1,894,937	2,908
Wesfarmers Ltd. Price Protected Shares	101,143	2,856
Leighton Holdings Ltd.	96,732	2,585
BlueScope Steel Ltd.	1,182,035	2,544
Mirvac Group	2,099,013	2,523
TABCORP Holdings Ltd.	392,399	2,433
Toll Holdings Ltd.	446,424	2,404
Sonic Healthcare Ltd.	252,610	2,358
OneSteel Ltd.	864,172	2,343

Cochlear Ltd.	36,187	2,314
Dexus Property Group	3,114,162	2,300
* OZ Minerals Ltd.	2,015,858	2,254
Goodman Group	4,002,112	2,229
Lend Lease Group	336,663	2,221
Alumina Ltd.	1,560,722	2,199
Metcash Ltd.	537,129	2,163
CFS Retail Property Trust	1,232,330	2,097
Sims Metal Management Ltd.	129,581	2,087
Intoll Group	1,529,237	2,031
Tatts Group Ltd.	843,985	1,871
Boral Ltd.	471,618	1,812
Crown Ltd.	241,702	1,745
Bendigo and Adelaide Bank Ltd.	223,967	1,662
Harvey Norman Holdings Ltd.	521,634	1,652
* James Hardie Industries SE	278,648	1,646
* Paladin Energy Ltd.	456,741	1,595
CSR Ltd.	1,022,432	1,595
* Qantas Airways Ltd.	708,260	1,587
* Iluka Resources Ltd.	281,951	1,406
MAp Group	494,280	1,326
Bank of Queensland Ltd.	139,834	1,314
Commonwealth Property Office Fund	1,320,977	1,108
Goodman Fielder Ltd.	911,987	1,101
Billabong International Ltd.	126,854	1,046
Aristocrat Leisure Ltd.	334,118	1,027
* Ten Network Holdings Ltd.	673,453	1,017
Ansell Ltd.	82,853	963
IOOF Holdings Ltd.	158,798	936
Flight Centre Ltd.	51,209	861
Adelaide Brighton Ltd.	299,856	859
Caltex Australia Ltd.	89,577	832
Challenger Financial Services Group Ltd.	258,900	826
Australand Property Group	306,034	737
Charter Hall Office REIT	3,256,262	724
^ Perpetual Ltd.	27,397	721
Consolidated Media Holdings Ltd.	253,634	712
SP AusNet	959,354	693
Energy Resources of Australia Ltd.	54,149	677
Downer EDI Ltd.	149,950	675
Fairfax Media Ltd.	502,021	670
New Hope Corp. Ltd.	154,629	659
* Aquila Resources Ltd.	87,164	586
* DuluxGroup Ltd.	236,184	530
Tower Australia Group Ltd.	266,983	530
GWA International Ltd.	177,054	485
* AWB Ltd.	503,658	451
^ Nufarm Ltd.	115,690	401
Sigma Pharmaceuticals Ltd.	891,604	350
Envestra Ltd.	729,809	334
Gunns Ltd.	460,042	287
Spotless Group Ltd.	148,753	276
* Macquarie Atlas Roads Group	244,430	265
^ West Australian Newspapers Holdings Ltd.	36,010	226
APN News & Media Ltd.	117,338	225
* Elders Ltd.	281,371	114

*	ABC Learning Centres Ltd.	44,287	22
			563,261
Austria (0.2%)
	Erste Group Bank AG	185,208	7,412
	Voestalpine AG	109,001	3,485
	OMV AG	98,966	3,309
	Telekom Austria AG	220,486	2,836
*	IMMOFINANZ AG	677,302	2,227
^	Raiffeisen International Bank Holding AG	31,428	1,425
	Vienna Insurance Group	26,451	1,254
	Verbund AG	29,135	1,034
	EVN AG	31,559	538
	Strabag SE	21,976	505
			24,025
Belgium (0.7%)
	Anheuser-Busch InBev NV	523,276	27,720
*	KBC Groep NV	115,264	5,073
	Delhaize Group SA	65,783	4,857
	Ageas	1,629,270	4,464
	Groupe Bruxelles Lambert SA	53,075	4,120
	Belgacom SA	111,892	4,015
	UCB SA	90,048	2,904
	Umicore	82,501	2,782
	Solvay SA Class A	27,559	2,697
	Colruyt SA	8,503	2,094
*,^ Dexia SA		346,989	1,697
	Cie Nationale a Portefeuille	22,872	1,095
	Mobistar SA	12,412	716
			64,234
Brazil (4.0%)
	Itau Unibanco Holding SA ADR	1,373,017	30,742
	Petroleo Brasileiro SA ADR Type A	729,260	23,227
	Banco Bradesco SA ADR	1,205,094	22,451
	Petroleo Brasileiro SA ADR	578,095	21,043
	Vale SA Class B Pfd. ADR	865,698	20,976
	Vale SA Class B ADR	634,620	17,642
	Petroleo Brasileiro SA Prior Pfd.	954,221	15,126
	Cia de Bebidas das Americas ADR	122,415	13,370
	Investimentos Itau SA Prior Pfd.	1,755,980	12,989
	Banco do Brasil SA	744,486	12,868
	Vale SA Prior Pfd.	517,175	12,553
	Vale SA	429,800	11,872
	Cia Siderurgica Nacional SA ADR	615,818	10,340
	BM&FBovespa SA	1,326,036	9,801
	Petroleo Brasileiro SA	502,000	9,114
	BRF - Brasil Foods SA	521,552	7,301
	Natura Cosmeticos SA	277,073	7,247
	Banco Santander Brasil SA	494,506	6,523
	Gerdau SA ADR	362,788	5,311
	Redecard SA	330,337	5,062
	Cia de Concessoes Rodoviarias	217,676	4,993
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	166,227	4,674
*	OGX Petroleo e Gas Participacoes SA	423,892	4,464
	All America Latina Logistica SA	449,416	4,231
	PDG Realty SA Empreendimentos e Participacoes	360,300	3,812
	Cia Energetica de Minas Gerais ADR	232,115	3,528
	Cielo SA	357,495	3,238

Metalurgica Gerdau SA Class A	176,118	3,114
Empresa Brasileira de Aeronautica SA ADR	117,709	3,104
Bradespar SA Prior Pfd.	145,340	3,055
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	46,116	3,000
Cyrela Brazil Realty SA Empreendimentos e Participacoes	207,771	2,910
Ultrapar Participacoes SA Prior Pfd.	55,456	2,844
Itau Unibanco Holding SA Prior Pfd.	123,255	2,759
Souza Cruz SA	58,700	2,690
Lojas Renner SA	77,400	2,597
Tele Norte Leste Participacoes SA ADR	162,957	2,384
JBS SA	474,674	2,321
Tractebel Energia SA	176,370	2,301
Cia de Bebidas das Americas	24,390	2,264
* Hypermarcas SA	172,816	2,252
Centrais Eletricas Brasileiras SA	174,234	2,252
Centrais Eletricas Brasileiras SA Prior Pfd.	144,800	2,231
Cia Siderurgica Nacional SA	127,000	2,106
Weg SA	200,256	2,064
Cia Paranaense de Energia ADR	89,500	1,962
Usinas Siderurgicas de Minas Gerais SA	65,710	1,909
Lojas Americanas SA Prior Pfd.	223,300	1,879
* Fibria Celulose SA	119,300	1,878
Braskem SA ADR	109,168	1,668
Cia Energetica de Sao Paulo Prior Pfd.	103,634	1,580
Suzano Papel e Celulose SA Prior Pfd.	162,073	1,541
Duratex SA	146,400	1,540
* NET Servicos de Comunicacao SA Prior Pfd.	143,179	1,534
Gerdau SA Prior Pfd.	95,500	1,384
MRV Engenharia e Participacoes SA	153,400	1,382
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	60,204	1,267
AES Tiete SA Prior Pfd.	98,116	1,227
TAM SA Prior Pfd.	71,281	1,198
Tim Participacoes SA ADR	41,941	1,197
* LLX Logistica SA	220,500	1,112
Klabin SA Prior Pfd.	384,700	1,109
Marfrig Alimentos SA	110,600	1,107
Banco do Estado do Rio Grande do Sul Prior Pfd.	127,500	1,101
Cia de Bebidas das Americas Prior Pfd.	9,639	1,040
* MMX Mineracao e Metalicos SA	150,500	1,016
Gerdau SA	95,584	1,012
Vivo Participacoes SA ADR	37,101	992
* Brasil Telecom SA Prior Pfd.	145,390	952
Porto Seguro SA	81,912	945
* Tim Participacoes SA	227,968	901
Tele Norte Leste Participacoes SA	46,794	875
Vivo Participacoes SA Prior Pfd.	31,800	852
EDP - Energias do Brasil SA	40,200	811
Cia de Saneamento Basico do Estado de Sao Paulo	40,192	798
Amil Participacoes SA	91,900	794
CPFL Energia SA	33,900	782
Light SA	59,564	749
* Cosan SA Industria e Comercio	50,934	732
* Fertilizantes Fosfatados SA Prior Pfd.	81,892	714
BRF - Brasil Foods SA ADR	48,832	689
Brasil Telecom SA ADR	35,200	689
Telemar Norte Leste SA Prior Pfd.	25,100	655
M Dias Branco SA	28,900	654
B2W Cia Global Do Varejo	33,102	626

Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	22,400	613
Multiplan Empreendimentos Imobiliarios SA	31,700	600
Banco Bradesco SA	30,855	566
Telecomunicacoes de Sao Paulo SA Prior Pfd.	23,300	504
Cia Energetica de Minas Gerais Prior Pfd.	30,600	456
Cia Energetica de Minas Gerais	34,562	381
AES Tiete SA	33,000	350
Cia de Gas de Sao Paulo Prior Pfd.	15,900	328
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	8,000	262
Tim Participacoes SA Prior Pfd.	62,158	177
* Brasil Telecom SA ADR	18,203	160
Tele Norte Leste Participacoes SA Prior Pfd.	5,300	78
		400,074
Canada (6.2%)
Royal Bank of Canada	933,081	48,757
Toronto-Dominion Bank	572,323	40,729
Bank of Nova Scotia	674,609	33,853
Suncor Energy Inc.	1,021,906	33,687
Barrick Gold Corp.	644,775	26,505
Canadian Natural Resources Ltd.	711,294	24,493
Bank of Montreal	364,800	22,309
* Research In Motion Ltd.	365,937	21,055
Potash Corp. of Saskatchewan Inc.	193,351	20,239
Canadian National Railway Co.	306,614	19,288
Goldcorp Inc.	489,323	19,182
Manulife Financial Corp.	1,150,531	18,287
Canadian Imperial Bank of Commerce	253,383	17,401
TransCanada Corp.	448,959	15,866
Encana Corp.	486,680	14,879
Cenovus Energy Inc.	492,075	13,857
Teck Resources Ltd. Class B	380,172	13,383
Enbridge Inc.	248,456	12,094
Talisman Energy Inc.	664,611	11,346
Rogers Communications Inc. Class B	310,884	10,811
Sun Life Financial Inc.	370,242	10,415
Thomson Reuters Corp.	270,077	10,098
Brookfield Asset Management Inc. Class A	376,057	9,430
Imperial Oil Ltd.	223,535	8,745
Kinross Gold Corp.	459,705	7,544
Nexen Inc.	342,038	7,103
Power Corp. of Canada	268,800	6,981
Cameco Corp.	257,510	6,558
Canadian Pacific Railway Ltd.	109,400	6,533
Agrium Inc.	102,900	6,476
National Bank of Canada	105,543	6,056
Agnico-Eagle Mines Ltd.	103,024	5,755
Magna International Inc. Class A	72,933	5,429
Shaw Communications Inc. Class B	268,300	5,267
Fairfax Financial Holdings Ltd.	13,150	5,238
BCE Inc.	168,605	5,158
Power Financial Corp.	184,100	5,046
Shoppers Drug Mart Corp.	139,600	4,762
Yamana Gold Inc.	488,987	4,599
Great-West Lifeco Inc.	183,471	4,483
SNC-Lavalin Group Inc.	98,900	4,470
Bombardier Inc.	939,815	4,260
^ Husky Energy Inc.	165,424	4,065

Brookfield Properties Corp.	243,150	3,666
IGM Financial Inc.	85,166	3,350
Saputo Inc.	101,690	3,107
Loblaw Cos. Ltd.	71,897	3,053
TransAlta Corp.	142,143	2,881
Canadian Tire Corp. Ltd. Class A	51,402	2,859
Canadian Utilities Ltd. Class A	55,621	2,641
George Weston Ltd.	34,400	2,627
* CGI Group Inc. Class A	166,578	2,382
Finning International Inc.	112,960	2,173
TELUS Corp.	38,437	1,521
TELUS Corp. Class A	32,283	1,211
Bombardier Inc. Class A	47,233	214
		614,177
Chile (0.4%)
Empresas COPEC SA	336,226	5,505
SACI Falabella	627,501	4,912
Empresa Nacional de Electricidad SA ADR	73,956	3,664
Empresas CMPC SA	70,114	3,174
Enersis SA ADR	149,679	3,104
Sociedad Quimica y Minera de Chile SA ADR	79,612	3,024
CAP SA	73,891	2,715
Centros Comerciales Sudamericanos SA	443,626	2,260
Banco Santander Chile ADR	27,197	2,258
Banco de Chile	16,298,015	2,026
Lan Airlines SA	64,797	1,548
Colbun SA	4,564,691	1,244
Banco de Credito e Inversiones	19,610	1,024
Cia Cervecerias Unidas SA	96,304	1,015
ENTEL Chile SA	63,093	902
AES Gener SA	1,645,598	859
Empresa Nacional de Electricidad SA	438,346	722
Corpbanca	57,979,400	656
Embotelladora Andina SA Prior Pfd.	95,416	418
Enersis SA	877,242	364
		41,394
China (4.5%)
China Mobile Ltd.	3,938,500	40,023
China Construction Bank Corp.	44,204,000	37,569
Industrial & Commercial Bank of China	40,854,000	31,286
China Life Insurance Co. Ltd.	4,864,000	21,740
Bank of China Ltd.	37,389,000	19,794
CNOOC Ltd.	11,680,000	19,685
PetroChina Co. Ltd.	13,792,000	15,776
Ping An Insurance Group Co. of China Ltd.	1,387,500	11,495
Tencent Holdings Ltd.	594,058	11,471
China Petroleum & Chemical Corp.	10,988,000	8,867
China Shenhua Energy Co. Ltd.	2,228,000	8,607
China Merchants Bank Co. Ltd.	2,543,946	6,815
Bank of Communications Co. Ltd.	5,822,200	6,472
Belle International Holdings Ltd.	4,161,000	6,426
China Unicom Hong Kong Ltd.	4,668,182	6,373
China Overseas Land & Investment Ltd.	2,643,760	5,680
China Telecom Corp. Ltd.	10,570,000	5,302
Hengan International Group Co. Ltd.	598,122	5,163
China Citic Bank Corp. Ltd.	6,142,700	4,160
*,^ Agricultural Bank of China	8,722,000	3,930

	Tingyi Cayman Islands Holding Corp.	1,472,192	3,747
	China Coal Energy Co.	2,659,000	3,721
	Want Want China Holdings Ltd.	4,327,000	3,396
	China Merchants Holdings International Co. Ltd.	874,000	3,319
^	Byd Co. Ltd.	463,600	3,201
	Lenovo Group Ltd.	4,842,000	3,119
	China Resources Enterprise Ltd.	784,000	2,983
	China Yurun Food Group Ltd.	855,000	2,813
	Yanzhou Coal Mining Co. Ltd.	1,280,000	2,761
	China Communications Construction Co. Ltd.	2,849,000	2,694
	China Mengniu Dairy Co. Ltd.	840,000	2,617
	China Resources Land Ltd.	1,222,000	2,601
	Inner Mongolia Yitai Coal Co. Class B	477,720	2,577
*	GOME Electrical Appliances Holdings Ltd.	7,388,940	2,565
	China Resources Power Holdings Co. Ltd.	1,164,400	2,541
*	Air China Ltd.	2,178,000	2,508
^	China Minsheng Banking Corp. Ltd.	2,647,800	2,474
	Beijing Enterprises Holdings Ltd.	368,000	2,436
	China Pacific Insurance Group Co. Ltd.	598,200	2,391
	Dongfeng Motor Group Co. Ltd.	1,674,000	2,344
*,^ Aluminum Corp. of China Ltd.		2,622,000	2,322
*,^ PICC Property & Casualty Co. Ltd.		2,200,000	2,231
	Chaoda Modern Agriculture Holdings Ltd.	2,033,884	2,188
	Kunlun Energy Co. Ltd.	1,606,000	2,098
	China Railway Group Ltd.	2,742,000	2,051
^	Jiangxi Copper Co. Ltd.	918,000	2,045
^	Alibaba.com Ltd.	974,500	2,019
^	Anhui Conch Cement Co. Ltd.	560,000	1,960
	Kingboard Chemical Holdings Ltd.	404,000	1,875
*,^ China COSCO Holdings Co. Ltd.		1,667,800	1,874
	Denway Motors Ltd.	3,636,000	1,858
	China Railway Construction Corp. Ltd.	1,330,074	1,853
*	China Taiping Insurance Holdings Co. Ltd.	548,000	1,852
	China High Speed Transmission Equipment Group Co. Ltd.	805,000	1,843
^	Shimao Property Holdings Ltd.	950,094	1,828
	Sino-Ocean Land Holdings Ltd.	2,255,000	1,726
	Zijin Mining Group Co. Ltd.	2,664,000	1,725
	Li Ning Co. Ltd.	514,500	1,701
	Sinopharm Group Co.	446,000	1,673
	Shanghai Industrial Holdings Ltd.	344,000	1,571
	Tsingtao Brewery Co. Ltd.	330,000	1,564
	Parkson Retail Group Ltd.	901,500	1,550
	Citic Pacific Ltd.	746,000	1,540
	China National Building Material Co. Ltd.	774,200	1,465
	Huaneng Power International Inc.	2,380,000	1,390
	Nine Dragons Paper Holdings Ltd.	933,331	1,361
	China Oilfield Services Ltd.	1,026,000	1,352
	Shanghai Electric Group Co. Ltd.	2,846,000	1,342
	COSCO Pacific Ltd.	966,000	1,321
	China International Marine Containers Co. Ltd. Class B	893,537	1,302
	China Everbright Ltd.	494,000	1,291
	China Shipping Development Co. Ltd.	872,000	1,285
^	Agile Property Holdings Ltd.	960,000	1,253
	Yantai Changyu Pioneer Wine Co. Class B	113,300	1,193
	Renhe Commercial Holdings Co. Ltd.	5,504,000	1,185
	Poly Hong Kong Investments Ltd.	963,000	1,164
^	Datang International Power Generation Co. Ltd.	2,706,000	1,163
	China Vanke Co. Ltd. Class B	881,439	1,151

	BBMG Corp.	970,000	1,146
	Anta Sports Products Ltd.	640,000	1,133
*	GCL Poly Energy Holdings Ltd.	4,795,000	1,115
^	ZTE Corp.	345,022	1,107
	Weichai Power Co. Ltd.	133,000	1,100
	China South Locomotive and Rolling Stock Corp.	1,304,000	1,078
	Zhejiang Expressway Co. Ltd.	1,138,000	1,076
	China Agri-Industries Holdings Ltd.	949,000	1,073
	Huabao International Holdings Ltd.	803,000	1,038
*	China Longyuan Power Group Corp.	984,000	1,035
^	Angang Steel Co. Ltd.	670,000	1,016
	Fosun International	1,315,500	1,008
	China Dongxiang Group Co.	1,782,000	1,008
*	Sinofert Holdings Ltd.	2,260,000	999
	Fushan International Energy Group Ltd.	1,682,000	972
^	Guangzhou R&F Properties Co. Ltd.	604,000	949
	Golden Eagle Retail Group Ltd.	386,000	919
	Yuexiu Property Co. Ltd.	3,580,000	868
	Lee & Man Paper Manufacturing Ltd.	1,169,200	862
*	China Shipping Container Lines Co. Ltd.	2,291,700	850
^	Geely Automobile Holdings Ltd.	2,270,000	850
*	Metallurgical Corp. of China Ltd.	1,784,000	832
	China BlueChemical Ltd.	1,270,000	816
*	China Southern Airlines Co. Ltd.	1,671,000	808
	Soho China Ltd.	1,264,500	781
	Jiangsu Expressway Co. Ltd.	802,000	780
*,^ Semiconductor Manufacturing International Corp.		11,049,000	765
^	Dongfang Electric Corp. Ltd.	216,800	748
	Shui On Land Ltd.	1,613,900	737
	Lianhua Supermarket Holdings Co. Ltd.	168,000	724
	Franshion Properties China Ltd.	2,492,000	723
	Country Garden Holdings Co.	2,274,960	722
^	China National Materials Co. Ltd.	908,000	713
	China Huiyuan Juice Group Ltd.	920,000	707
	TPV Technology Ltd.	1,082,000	684
^	China Zhongwang Holdings Ltd.	1,067,200	672
	Zhaojin Mining Industry Co. Ltd.	298,500	647
	Sinopec Shanghai Petrochemical Co. Ltd.	1,568,000	613
	China Communications Services Corp. Ltd.	1,180,000	600
^	Hopson Development Holdings Ltd.	438,000	597
^	Maanshan Iron & Steel	1,056,000	590
	Guangdong Investment Ltd.	1,172,000	587
	Shenzhen Investment Ltd.	1,710,808	583
*,^ China Eastern Airlines Corp. Ltd.		1,036,000	581
	Beijing Capital International Airport Co. Ltd.	1,098,000	581
	Hidili Industry International Development Ltd.	615,000	557
^	Great Wall Motor Co. Ltd.	269,500	539
	KWG Property Holding Ltd.	722,500	537
	Greentown China Holdings Ltd.	401,500	500
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	319,990	490
*	China Travel International Inv HK	1,934,000	479
	Travelsky Technology Ltd.	500,000	460
	Shenzhen International Holdings Ltd.	6,395,000	404
	China Foods Ltd.	634,000	401
	Hopewell Highway Infrastructure Ltd.	518,600	391
^	Guangshen Railway Co. Ltd.	1,022,000	375
	CSG Holding Co. Ltd. Class B	452,211	374
*	Shanghai Zhenhua Heavy Industry Co. Ltd. Class B	669,170	370

	China Molybdenum Co. Ltd.	580,000	361
^	New World China Land Ltd.	1,015,600	354
	Sinotrans Ltd.	1,258,000	314
	Weiqiao Textile Co.	450,000	314
	Sichuan Expressway Co. Ltd.	516,000	306
	Chongqing Changan Automobile Co. Ltd. Class B	389,656	291
	Harbin Power Equipment Co. Ltd.	328,000	288
	People's Food Holdings Ltd.	563,000	278
	Shandong Chenming Paper Holdings Ltd. Class B	359,100	272
	Shenzhen Expressway Co. Ltd.	552,000	267
	Guangdong Electric Power Development Co. Ltd. Class B	458,560	266
	China Merchants Property Development Co. Ltd. Class B	134,950	264
*,^ Global Bio-Chem Technology Group Co. Ltd.		1,573,599	255
	Zhejiang Southeast Electric Power Co. Class B	448,900	243
	Inner Mongolia Eerduosi Cashmere Products Co. Ltd. Class B	282,500	238
*	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	232
	Dazhong Transportation Group Co. Ltd. Class B	345,500	227
^	Huadian Power International Co.	924,000	223
*	Citic Resources Holdings Ltd.	1,059,300	222
^	Beijing North Star Co.	620,000	174
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	173
*	BOE Technology Group Co. Ltd. Class B	715,600	170
*	Sinopec Yizheng Chemical Fibre Co. Ltd.	656,000	156
	Jiangling Motors Corp. Ltd. Class B	69,000	154
	Anhui Expressway Co.	220,000	139
	Shanghai Friendship Group Inc. Ltd. Class B	90,790	131
	Guangzhou Pharmaceutical Co. Ltd.	148,000	129
	Guangzhou Shipyard International Co. Ltd.	76,000	119
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	80,300	119
*	Shanghai Haixin Group Co. Class B	286,800	106
	Shanghai Jinjiang International Investment Holdings Co. Class B	108,700	103
	Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	101
*	Double Coin Holdings Ltd. Class B	132,000	99
*	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	99
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	109,000	97
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	243,435	94
*	Huadian Energy Co. Ltd. Class B	299,100	94
*	Jinzhou Port Co. Ltd. Class B	211,860	92
^	Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	92
	Weifu High-Technology Co. Ltd. Class B	72,000	91
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	99,640	89
	Bengang Steel Plates Co. Class B	172,200	80
*	Hainan Airlines Co. Ltd. Class B	35,200	27
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	39,600	16
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class
	B	2,100	1
			447,237
Colombia (0.1%)
	BanColombia SA ADR	53,357	3,128
	Ecopetrol SA	971,000	1,634
	Corp Financiera Colombiana SA	60,709	1,039
	Grupo de Inversiones Suramericana SA	50,000	888
	Inversiones Argos SA	70,000	769
	Isagen SA ESP	613,428	750
*	BanColombia SA	44,000	627
	Interconexion Electrica SA	72,000	511
	Cementos Argos SA	75,000	464

Almacenes Exito SA	36,000	392
		10,202
Czech Republic (0.1%)
CEZ AS	138,403	6,338
Telefonica O2 Czech Republic AS	87,880	2,010
Komercni Banka AS	9,941	1,932
* Unipetrol	54,935	614
		10,894
Denmark (0.8%)
Novo Nordisk A/S Class B	336,212	28,767
* Danske Bank A/S	457,410	10,742
Carlsberg A/S Class B	77,651	6,874
* Vestas Wind Systems A/S	133,237	6,466
AP Moller - Maersk A/S Class B	656	5,527
Novozymes A/S	35,512	4,533
AP Moller - Maersk A/S	428	3,517
FLSmidth & Co. A/S	35,019	2,493
Danisco A/S	30,904	2,349
Coloplast A/S Class B	20,594	2,138
* William Demant Holding AS	15,862	1,161
Tryg AS	16,666	1,012
H Lundbeck A/S	35,100	535
Rockwool International AS Class B	3,530	322
		76,436
Egypt (0.1%)
Orascom Construction Industries GDR	75,204	3,206
Orascom Telecom Holding SAE GDR	360,896	1,691
Commercial International Bank Egypt SAE	128,000	885
* Talaat Moustafa Group	332,000	426
Egyptian Financial Group-Hermes Holding	85,000	418
* Ezz Steel	89,000	282
Egyptian Kuwaiti Holding Co.	184,000	267
Egyptian Co. for Mobile Services	9,000	254
Telecom Egypt	74,000	223
* National Societe Generale Bank SAE	24,000	145
* ElSwedy Cables Holding Co.	12,000	143
* South Valley Cement	107,000	104
* Egyptian Iron & Steel Co.	43,000	71
Sidi Kerir Petrochemcials Co.	34,000	69
Medinet Nasr Housing	11,000	60
* Oriental Weavers	7,753	44
Delta Sugar Co.	11,000	29
Heliopolis Housing	5,000	27
Credit Agricole Egypt SAE	11,450	23
* Asek Co. for Mining	2,000	5
		8,372
Finland (0.7%)
Nokia Oyj	2,448,090	23,053
Sampo Oyj	371,732	9,081
Fortum Oyj	288,853	6,711
Kone Oyj Class B	108,677	4,960
UPM-Kymmene Oyj	336,466	4,883
Metso Oyj	96,252	3,795
Wartsila Oyj	64,040	3,372
Stora Enso Oyj	392,477	3,176
Nokian Renkaat Oyj	83,631	2,346

Kesko Oyj Class B	43,845	1,700
Neste Oil Oyj	113,423	1,673
Outokumpu Oyj	89,145	1,479
Rautaruukki Oyj	66,863	1,290
Sanoma Oyj	28,223	561
		68,080
France (7.3%)
Total SA	1,568,547	79,183
BNP Paribas	675,592	46,182
Sanofi-Aventis SA	646,623	37,590
GDF Suez	1,077,884	35,730
LVMH Moet Hennessy Louis Vuitton SA	241,025	29,371
Societe Generale	485,612	27,889
AXA SA	1,502,769	27,591
France Telecom SA	1,303,761	27,269
Danone	425,268	23,838
ArcelorMittal	768,581	23,530
Carrefour SA	460,163	21,156
L'Oreal SA	197,854	20,738
Air Liquide SA	179,053	20,116
Schneider Electric SA	171,856	19,780
Vivendi SA	800,101	19,191
Vinci SA	319,755	15,478
Cie de St-Gobain	336,726	14,331
Pernod-Ricard SA	171,878	13,436
Unibail-Rodamco SE	59,877	11,805
Alstom SA	192,974	10,095
Cie Generale d'Optique Essilor International SA	142,118	8,889
Hermes International	51,610	8,846
Veolia Environnement	323,690	8,593
PPR	62,325	8,343
Credit Agricole SA	605,703	8,267
Lafarge SA	139,318	7,586
Vallourec SA	75,385	7,332
Bouygues SA	173,663	7,329
EDF SA	167,773	7,129
* Renault SA	145,187	6,492
Cie Generale des Etablissements Michelin Class B	72,763	5,537
SES SA	216,298	5,341
Christian Dior SA	47,674	5,161
* European Aeronautic Defence and Space Co. NV	214,305	5,078
Cap Gemini SA	101,840	4,841
Sodexo	76,848	4,838
Accor SA	146,319	4,734
Technip SA	70,699	4,706
* Alcatel-Lucent	1,511,981	4,516
Suez Environnement Co.	242,113	4,505
Publicis Groupe SA	95,813	4,321
Safran SA	135,808	3,664
STMicroelectronics NV	440,012	3,613
* Peugeot SA	112,797	3,345
Lagardere SCA	85,590	3,151
* Natixis	566,455	3,018
Legrand SA	86,850	2,827
SCOR SE	119,161	2,613
Dassault Systemes SA	39,083	2,540
* Edenred	144,185	2,537

Casino Guichard Perrachon SA	29,093	2,535
CNP Assurances	115,820	2,392
^ Eiffage SA	45,245	2,281
Bureau Veritas SA	34,950	2,111
Eutelsat Communications	56,007	2,070
* Cie Generale de Geophysique-Veritas	102,662	1,982
Klepierre	61,839	1,973
* Atos Origin SA	45,469	1,952
Eramet	6,878	1,901
Thales SA	52,856	1,785
Societe BIC SA	23,872	1,776
Societe Television Francaise 1	107,289	1,706
* Air France-KLM	100,532	1,500
Aeroports de Paris	19,265	1,419
Imerys SA	23,906	1,388
BioMerieux	12,920	1,312
ICADE	13,493	1,283
Gecina SA	12,271	1,255
Eurazeo	19,596	1,247
* JC Decaux SA	43,611	1,119
PagesJaunes Groupe	87,951	974
Wendel	15,934	900
* Euler Hermes SA	8,625	684
EDF Energies Nouvelles SA	13,945	596
Iliad SA	6,475	570
Ciments Francais SA	6,948	560
Ipsen SA	11,006	366
		723,628
Germany (5.3%)
Siemens AG	599,514	58,645
E.ON AG	1,312,211	39,248
* Daimler AG	696,027	37,601
BASF SE	605,367	35,399
Allianz SE	295,198	34,281
Bayer AG	542,294	31,216
Deutsche Telekom AG	2,147,600	28,871
Deutsche Bank AG	407,288	28,439
SAP AG	603,138	27,554
RWE AG	258,039	18,225
Muenchener Rueckversicherungs AG	129,780	18,009
Volkswagen AG Prior Pfd.	111,155	11,777
Bayerische Motoren Werke AG	196,849	10,596
Deutsche Post AG	590,903	10,296
Linde AG	82,773	9,732
Deutsche Boerse AG	128,087	8,975
MAN SE	92,735	8,635
Fresenius Medical Care AG & Co. KGaA	145,296	7,969
ThyssenKrupp AG	251,853	7,502
Adidas AG	137,315	7,448
K&S AG	125,936	6,705
HeidelbergCement AG	122,622	6,188
Metro AG	106,858	5,936
Henkel AG & Co. KGaA Prior Pfd.	114,945	5,709
* Commerzbank AG	582,768	5,276
* Infineon Technologies AG	698,353	4,726
Merck KGaA	42,511	3,789
Fresenius SE Prior Pfd.	52,008	3,697

	Beiersdorf AG	59,243	3,509
	Henkel AG & Co. KGaA	84,127	3,489
	Porsche Automobil Holding SE Prior Pfd.	56,365	2,867
*	QIAGEN NV	150,305	2,795
	GEA Group AG	119,257	2,707
	Lanxess AG	54,474	2,627
*	Deutsche Lufthansa AG	150,597	2,456
	Hochtief AG	33,846	2,196
	Salzgitter AG	29,402	1,969
^	Volkswagen AG	20,230	1,919
*	Deutsche Postbank AG	58,859	1,881
	Hannover Rueckversicherung AG	38,747	1,854
	Wacker Chemie AG	10,485	1,686
*,^ TUI AG		158,965	1,679
	Fresenius SE	21,538	1,506
	Celesio AG	57,423	1,342
	Puma AG Rudolf Dassler Sport	4,190	1,227
	Fraport AG Frankfurt Airport Services Worldwide	23,240	1,208
^	Solarworld AG	52,770	718
	Suedzucker AG	36,679	708
^	Hamburger Hafen und Logistik AG	17,760	650
	Generali Deutschland Holding AG	4,917	585
*,^ Q-Cells SE		29,442	224
			524,246
Greece (0.2%)
*	National Bank of Greece SA ADR	1,683,488	4,882
*	Alpha Bank AE	339,608	2,581
	OPAP SA	156,878	2,322
	Hellenic Telecommunications Organization SA ADR	556,995	2,278
	Coca Cola Hellenic Bottling Co. SA	92,093	2,172
*	EFG Eurobank Ergasias SA	259,583	1,998
*	Piraeus Bank SA	201,610	1,334
	Public Power Corp. SA	77,040	1,226
*	National Bank of Greece SA	60,720	887
	Titan Cement Co. SA	38,064	818
	Hellenic Petroleum SA	79,904	627
	Marfin Investment Group SA	398,015	618
			21,743
Hong Kong (2.1%)
	Sun Hung Kai Properties Ltd.	1,257,409	18,501
	Hutchison Whampoa Ltd.	2,097,000	13,875
	Cheung Kong Holdings Ltd.	1,138,000	13,757
	Hong Kong Exchanges and Clearing Ltd.	698,600	11,505
	Hong Kong & China Gas Co. Ltd.	3,534,335	8,839
	CLP Holdings Ltd.	1,192,500	8,812
	Li & Fung Ltd.	1,858,000	8,550
	Swire Pacific Ltd.	588,000	7,157
	BOC Hong Kong Holdings Ltd.	2,771,737	7,127
	Hang Seng Bank Ltd.	501,100	6,946
	Jardine Matheson Holdings Ltd.	169,200	6,709
	Hongkong Electric Holdings Ltd.	1,043,500	6,321
	Hongkong Land Holdings Ltd.	1,107,000	5,943
	Hang Lung Properties Ltd.	1,337,000	5,588
	Esprit Holdings Ltd.	834,397	5,244
	Bank of East Asia Ltd.	1,304,600	5,132
	Wharf Holdings Ltd.	901,250	4,938
	Henderson Land Development Co. Ltd.	706,466	4,399

	MTR Corp.	1,126,500	3,962
	Hang Lung Group Ltd.	660,000	3,876
	Link REIT	1,419,343	3,689
	New World Development Ltd.	1,879,000	3,365
	Jardine Strategic Holdings Ltd.	142,000	3,335
	Sino Land Co. Ltd.	1,582,000	2,997
*	Sands China Ltd.	1,577,600	2,445
	Shangri-La Asia Ltd.	1,164,514	2,361
	Kerry Properties Ltd.	462,000	2,333
	Cathay Pacific Airways Ltd.	1,028,015	2,292
	Hopewell Holdings Ltd.	546,000	1,726
	Wheelock & Co. Ltd.	530,000	1,653
	Wing Hang Bank Ltd.	148,000	1,600
	Hysan Development Co. Ltd.	496,000	1,544
	First Pacific Co. Ltd.	1,859,200	1,330
*	Orient Overseas International Ltd.	156,500	1,224
	ASM Pacific Technology Ltd.	124,200	1,136
*,^ Mongolia Energy Co. Ltd.		2,933,000	1,109
	Yue Yuen Industrial Holdings Ltd.	331,000	1,077
	Cheung Kong Infrastructure Holdings Ltd.	285,000	1,068
^	Industrial & Commercial Bank of China Asia Ltd.	354,777	1,053
	PCCW Ltd.	3,377,000	1,039
	Television Broadcasts Ltd.	214,000	993
*	Foxconn International Holdings Ltd.	1,296,000	912
	Techtronic Industries Co.	1,059,000	876
	Lifestyle International Holdings Ltd.	410,000	854
	Guoco Group Ltd.	86,000	848
	NWS Holdings Ltd.	429,000	803
	Hongkong & Shanghai Hotels	445,500	708
	Hong Kong Aircraft Engineering Co. Ltd.	52,400	706
	Cafe de Coral Holdings Ltd.	272,000	655
	Shun Tak Holdings Ltd.	981,000	558
	Johnson Electric Holdings Ltd.	1,115,500	525
*	Dah Sing Financial Holdings Ltd.	84,000	515
	Great Eagle Holdings Ltd.	187,000	487
	Texwinca Holdings Ltd.	466,000	478
*	Galaxy Entertainment Group Ltd.	699,000	466
	Kowloon Development Co. Ltd.	411,000	451
	Chinese Estates Holdings Ltd.	227,500	419
	C C Land Holdings Ltd.	891,000	365
*	Dah Sing Banking Group Ltd.	170,800	250
*	Melco International Development Ltd.	594,000	247
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,035,000	238
	Hutchison Harbour Ring Ltd.	2,136,000	199
	Public Financial Holdings Ltd.	190,000	109
	Fubon Bank Hong Kong Ltd.	230,000	104
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	134,693	21
			208,344
Hungary (0.1%)
*,^ MOL Hungarian Oil and Gas PLC		51,868	4,665
*,^ OTP Bank PLC		180,609	4,337
	Richter Gedeon Nyrt.	9,945	2,029
	Magyar Telekom Telecommunications PLC	253,363	784
			11,815
India (2.5%)
	Infosys Technologies Ltd. ADR	332,007	20,080
1	Reliance Industries Ltd. GDR	330,826	14,446

ITC Ltd.	1,849,375	12,331
Larsen & Toubro Ltd.	294,567	11,419
Housing Development Finance Corp.	134,156	8,638
Reliance Industries Ltd.	390,929	8,521
HDFC Bank Ltd. ADR	43,500	7,159
ICICI Bank Ltd. ADR	170,865	6,648
Bharti Airtel Ltd.	991,268	6,578
Axis Bank Ltd.	195,116	5,667
^ Wipro Ltd. ADR	390,701	5,314
Oil & Natural Gas Corp. Ltd.	195,749	5,244
State Bank of India GDR	48,671	5,240
Bharat Heavy Electricals Ltd.	96,000	5,053
Tata Steel Ltd.	360,060	4,182
Bajaj Auto Ltd.	70,935	4,109
Tata Consultancy Services Ltd.	191,986	3,485
Jindal Steel & Power Ltd.	246,474	3,315
Hindalco Industries Ltd.	941,087	3,268
Hindustan Unilever Ltd.	562,266	3,055
NTPC Ltd.	702,935	3,013
Sterlite Industries India Ltd.	725,716	2,742
Cipla Ltd.	385,517	2,714
Jaiprakash Associates Ltd.	1,017,676	2,600
Infrastructure Development Finance Co. Ltd.	634,332	2,552
Infosys Technologies Ltd.	41,395	2,493
GAIL India Ltd.	243,620	2,306
JSW Steel Ltd.	92,480	2,235
DLF Ltd.	329,064	2,146
* Essar Oil Ltd.	772,121	2,141
Punjab National Bank Ltd.	92,381	2,137
Unitech Ltd.	1,170,021	2,057
Reliance Communications Ltd.	523,578	2,023
Hero Honda Motors Ltd.	51,272	2,009
Sesa Goa Ltd.	254,859	1,993
Tata Power Co. Ltd.	68,483	1,952
Tata Motors Ltd.	101,484	1,853
Grasim Industries Ltd.	45,120	1,781
* Cairn India Ltd.	239,601	1,731
Reliance Infrastructure Ltd.	72,086	1,728
Steel Authority of India Ltd.	388,085	1,713
Mahindra & Mahindra Ltd.	119,400	1,705
Kotak Mahindra Bank Ltd.	96,869	1,617
Sun Pharmaceutical Industries Ltd.	42,203	1,610
Siemens India Ltd.	105,596	1,596
Adani Enterprises Ltd.	125,899	1,591
Lupin Ltd.	39,108	1,584
Dr Reddy's Laboratories Ltd. ADR	52,441	1,516
NMDC Ltd.	255,088	1,439
Maruti Suzuki India Ltd.	54,811	1,418
United Spirits Ltd.	44,242	1,326
* Reliance Capital Ltd.	77,950	1,322
Nestle India Ltd.	20,092	1,311
Crompton Greaves Ltd.	210,480	1,255
* Idea Cellular Ltd.	771,483	1,175
* Reliance Power Ltd.	309,847	1,096
Indian Oil Corp. Ltd.	134,188	1,047
HCL Technologies Ltd.	120,788	1,024
Piramal Healthcare Ltd.	96,255	1,002
Hindustan Petroleum Corp. Ltd.	106,617	996

Union Bank of India	141,143	967
Bharat Petroleum Corp. Ltd.	67,939	939
Torrent Power Ltd.	125,845	936
ABB Ltd.	51,489	903
* Housing Development & Infrastructure Ltd.	156,579	902
Bank of India	97,238	863
Zee Entertainment Enterprises Ltd.	133,034	851
Canara Bank	80,462	833
Tata Chemicals Ltd.	113,440	825
* GMR Infrastructure Ltd.	665,458	818
Mphasis Ltd.	63,958	817
Colgate-Palmolive India Ltd.	44,646	811
Mundra Port and Special Economic Zone Ltd.	51,685	809
Bharat Forge Ltd.	111,643	789
* Ranbaxy Laboratories Ltd.	80,735	784
Power Grid Corp. of India Ltd.	360,633	782
* Adani Power Ltd.	279,128	767
* NHPC Ltd.	1,107,993	759
Bank of Baroda	46,640	759
Ambuja Cements Ltd.	296,161	753
Aditya Birla Nuvo Ltd.	45,025	752
Rural Electrification Corp. Ltd.	114,763	752
* Suzlon Energy Ltd.	600,007	732
Oriental Bank of Commerce	81,909	712
Bajaj Holdings and Investment Ltd.	44,997	703
* Reliance Natural Resources Ltd.	784,136	702
Divi's Laboratories Ltd.	42,470	687
Dabur India Ltd.	157,409	671
Ultratech Cement Ltd.	32,899	613
Punj Lloyd Ltd.	211,766	580
* Oil India Ltd.	18,645	567
Mahanagar Telephone Nigam ADR	184,469	550
Bharat Electronics Ltd.	14,043	549
Power Finance Corp. Ltd.	77,848	535
Glenmark Pharmaceuticals Ltd.	91,245	533
Samruddhi Cement Ltd.	51,834	532
* Oracle Financial Sevices Software Ltd.	11,252	512
Financial Technologies India Ltd.	19,257	509
Great Eastern Shipping Co. Ltd.	77,788	484
National Aluminium Co. Ltd.	52,960	483
ACC Ltd.	26,563	477
Ashok Leyland Ltd.	298,230	456
* Lanco Infratech Ltd.	312,909	451
Indiabulls Financial Services Ltd.	129,689	443
* Satyam Computer Services Ltd. ADR	86,551	428
Godrej Industries Ltd.	102,084	420
Aban Offshore Ltd.	18,816	354
IDBI Bank Ltd.	129,538	333
Castrol India Ltd.	32,482	326
Hindustan Zinc Ltd.	14,709	325
Tata Communications Ltd. ADR	27,249	324
ICICI Bank Ltd.	12,793	252
Sun TV Network Ltd.	24,986	245
Neyveli Lignite Corp. Ltd.	57,061	193
* Tata Teleservices Maharashtra Ltd.	391,536	190
Corp Bank	14,895	184
* Satyam Computer Services Ltd.	98,022	183
Mangalore Refinery & Petrochemicals Ltd.	90,687	150

* Jet Airways India Ltd.	9,411	139
Shipping Corp. of India Ltd.	38,874	136
HDFC Bank Ltd.	2,691	125
Tech Mahindra Ltd.	6,673	101
		250,361
Indonesia (0.6%)
Astra International Tbk PT	1,986,500	11,290
Telekomunikasi Indonesia Tbk PT	6,656,500	6,279
Bank Central Asia Tbk PT	8,074,000	5,384
Bank Rakyat Indonesia	3,949,500	4,383
United Tractors Tbk PT	1,619,500	3,657
Perusahaan Gas Negara PT	6,076,500	2,758
Bumi Resources Tbk PT	12,594,000	2,434
Semen Gresik Persero Tbk PT	1,917,500	1,987
Unilever Indonesia Tbk PT	987,500	1,874
Adaro Energy Tbk PT	8,276,500	1,856
Bank Mandiri Tbk PT	2,639,500	1,776
Gudang Garam Tbk PT	389,500	1,525
Indocement Tunggal Prakarsa Tbk PT	708,500	1,341
Indofood Sukses Makmur Tbk PT	2,579,000	1,336
Tambang Batubara Bukit Asam Tbk PT	615,500	1,151
Bank Negara Indonesia Persero Tbk PT	2,978,500	1,010
Indo Tambangraya Megah PT	218,000	915
Indosat Tbk PT	1,351,000	733
Astra Agro Lestari Tbk PT	323,500	707
Aneka Tambang Tbk PT	2,732,000	644
Bank Danamon Indonesia Tbk PT	1,034,735	621
International Nickel Indonesia Tbk PT	1,215,500	563
		54,224
Ireland (0.2%)
CRH PLC	462,354	9,639
Kerry Group PLC Class A	85,633	2,723
* Ryanair Holdings PLC ADR	85,899	2,573
* Governor & Co. of the Bank of Ireland	2,196,401	2,391
* Elan Corp. PLC	392,037	1,854
* Allied Irish Banks PLC	563,939	689
* Ryanair Holdings PLC	58,749	294
* Anglo Irish Bank Corp. Ltd.	236,607	67
		20,230
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	582,569	28,827
Israel Chemicals Ltd.	340,591	4,195
Bezeq Israeli Telecommunication Corp. Ltd.	1,284,203	2,837
* Bank Hapoalim BM	639,473	2,581
* Bank Leumi Le-Israel BM	377,849	1,604
* NICE Systems Ltd.	44,770	1,285
* Israel Corp. Ltd.	1,522	1,140
Cellcom Israel Ltd. (Registered)	33,992	935
* Israel Discount Bank Ltd. Class A	501,988	915
Partner Communications Co. Ltd.	53,328	886
Elbit Systems Ltd.	14,535	801
* Mizrahi Tefahot Bank Ltd.	70,483	580
Makhteshim-Agan Industries Ltd.	157,941	554
Osem Investments Ltd.	33,048	504
* Delek Drilling - LP	139,453	420
Delek Group Ltd.	1,340	311
Strauss Group Ltd.	21,363	310

Discount Investment Corp.	14,610	277
Paz Oil Co. Ltd.	1,964	277
Oil Refineries Ltd.	536,391	252
Clal Industries and Investments Ltd.	38,102	233
Shufersal Ltd.	38,964	230
Gazit-Globe Ltd.	23,091	221
IDB Holding Corp. Ltd.	8,014	208
Migdal Insurance & Financial Holding Ltd.	119,900	203
Harel Insurance Investments & Financial Services Ltd.	4,300	198
* Menorah Mivtachim Holdings Ltd.	16,132	180
Koor Industries Ltd.	7,600	158
Ormat Industries	19,269	146
* Hot Telecommunication System Ltd.	12,978	118
* First International Bank Of Israel Ltd.	5,951	96
Delek Automotive Systems Ltd.	8,600	96
* Clal Insurance Enterprise Holdings Ltd.	4,800	94
* Property & Building Corp.	1,142	89
* Elbit Imaging Ltd.	6,450	86
* Africa Israel Investments Ltd.	6,362	29
		51,876
Italy (2.3%)
ENI SPA	1,791,790	36,615
UniCredit SPA	12,688,895	35,488
Enel SPA	4,603,503	22,569
Assicurazioni Generali SPA	1,015,011	20,404
Intesa Sanpaolo SPA (Registered)	5,809,356	19,174
Telecom Italia SPA (Registered)	8,733,222	11,115
Saipem SPA	212,892	7,648
Fiat SPA	521,007	6,673
Atlantia SPA	290,236	5,682
Tenaris SA ADR	136,350	5,461
Snam Rete Gas SPA	1,114,729	5,230
Unione di Banche Italiane SCPA	420,867	4,514
Telecom Italia SPA (Bearer)	3,970,193	4,126
Terna Rete Elettrica Nazionale SPA	985,894	4,098
* Mediobanca SPA	420,477	3,773
Mediaset SPA	564,851	3,630
Finmeccanica SPA	282,817	3,105
Parmalat SPA	1,108,666	2,683
Banco Popolare SC	412,952	2,627
Luxottica Group SPA	91,506	2,379
* Banca Monte dei Paschi di Siena SPA	1,786,294	2,344
Pirelli & C SPA	238,657	1,668
A2A SPA	985,224	1,478
Banca Popolare di Milano Scarl	278,545	1,473
Banca Carige SPA	531,341	1,194
* Autogrill SPA	86,424	1,069
Exor SPA	53,344	1,064
^ Bulgari SPA	98,326	770
Tenaris SA	34,924	698
Mediolanum SPA	138,907	612
Exor SPA Prior Pfd.	38,421	591
Buzzi Unicem SPA	53,394	583
Fondiaria-Sai SPA	53,631	573
Lottomatica SPA	35,828	530
^ Unipol Gruppo Finanziario SPA	682,107	515
* Saras SPA	257,874	498

Italcementi SPA	52,684	431
Unipol Gruppo Finanziario SPA Prior Pfd.	830,461	416
Edison SPA	337,598	396
Benetton Group SPA	46,601	327
Italcementi SPA RSP	67,210	319
Fondiaria-Sai SPA RSP	20,747	139
		224,682
Japan (14.1%)
Toyota Motor Corp.	1,695,800	59,529
Mitsubishi UFJ Financial Group Inc.	9,278,264	45,964
Canon Inc.	873,000	37,815
Sumitomo Mitsui Financial Group Inc.	928,114	28,604
Honda Motor Co. Ltd.	903,400	28,582
Mizuho Financial Group Inc.	13,800,899	22,372
Panasonic Corp.	1,607,700	21,244
Sony Corp.	653,000	20,429
Nintendo Co. Ltd.	69,500	19,402
NTT DoCoMo Inc.	11,529	18,316
Tokyo Electric Power Co. Inc.	664,500	18,225
Mitsubishi Corp.	832,800	17,974
Takeda Pharmaceutical Co. Ltd.	387,200	17,768
Nippon Telegraph & Telephone Corp.	343,200	14,274
Fanuc Ltd.	117,800	13,906
Komatsu Ltd.	661,400	13,858
Nomura Holdings Inc.	2,417,800	13,596
East Japan Railway Co.	196,700	12,642
Mitsui & Co. Ltd.	898,500	11,528
Nippon Steel Corp.	3,357,000	11,450
* Nissan Motor Co. Ltd.	1,474,700	11,291
Kansai Electric Power Co. Inc.	463,000	11,213
Kyocera Corp.	124,300	11,074
Toshiba Corp.	2,075,000	10,855
Tokio Marine Holdings Inc.	393,800	10,766
KDDI Corp.	2,196	10,706
Seven & I Holdings Co. Ltd.	443,900	10,596
Softbank Corp.	353,400	10,542
Japan Tobacco Inc.	3,265	10,508
Shin-Etsu Chemical Co. Ltd.	210,300	10,449
Mitsubishi Estate Co. Ltd.	682,000	9,604
Chubu Electric Power Co. Inc.	376,900	9,331
Dai-ichi Life Insurance Co. Ltd.	6,543	9,285
JFE Holdings Inc.	300,100	9,281
MS&AD Insurance Group Holdings	418,515	9,261
Hitachi Ltd.	2,222,000	9,222
Mitsubishi Electric Corp.	1,055,000	9,178
Central Japan Railway Co.	1,056	8,589
Mitsui Fudosan Co. Ltd.	579,000	8,568
Kao Corp.	354,800	8,390
Denso Corp.	290,200	8,309
Mitsubishi Heavy Industries Ltd.	2,216,000	8,293
FUJIFILM Holdings Corp.	254,300	7,919
Astellas Pharma Inc.	232,400	7,860
Murata Manufacturing Co. Ltd.	146,700	7,249
Fujitsu Ltd.	1,019,000	7,221
Bridgestone Corp.	397,300	7,099
* JX Holdings Inc.	1,226,600	6,644
Daiichi Sankyo Co. Ltd.	349,700	6,500

Sumitomo Corp.	611,300	6,488
Kirin Holdings Co. Ltd.	483,000	6,437
Keyence Corp.	27,210	6,256
Tokyo Gas Co. Ltd.	1,333,000	6,045
ITOCHU Corp.	774,000	6,024
Sharp Corp.	548,000	5,999
Asahi Glass Co. Ltd.	580,000	5,907
Suzuki Motor Corp.	275,300	5,762
Sumitomo Metal Industries Ltd.	2,364,000	5,709
ORIX Corp.	72,320	5,678
Sumitomo Realty & Development Co. Ltd.	310,000	5,573
Terumo Corp.	104,500	5,489
Daikin Industries Ltd.	144,900	5,379
Tohoku Electric Power Co. Inc.	246,200	5,308
Fast Retailing Co. Ltd.	35,000	5,262
Kyushu Electric Power Co. Inc.	232,500	5,255
Secom Co. Ltd.	113,800	5,228
Hoya Corp.	215,000	5,103
Ricoh Co. Ltd.	367,000	5,069
Sumitomo Metal Mining Co. Ltd.	381,000	5,067
Eisai Co. Ltd.	144,500	4,926
Daiwa Securities Group Inc.	1,136,000	4,912
* NKSJ Holdings Inc.	827,400	4,836
Rohm Co. Ltd.	75,100	4,733
Tokyo Electron Ltd.	87,900	4,714
SMC Corp.	34,700	4,587
Sumitomo Trust & Banking Co. Ltd.	827,000	4,577
NEC Corp.	1,690,000	4,554
Marubeni Corp.	847,000	4,544
Sumitomo Electric Industries Ltd.	384,300	4,482
Shiseido Co. Ltd.	200,500	4,473
Yahoo! Japan Corp.	11,516	4,416
Yamada Denki Co. Ltd.	63,160	4,263
Asahi Breweries Ltd.	239,400	4,238
Toray Industries Inc.	777,000	4,160
Aeon Co. Ltd.	388,100	4,154
Dai Nippon Printing Co. Ltd.	342,000	4,128
Mitsui OSK Lines Ltd.	588,000	3,974
Osaka Gas Co. Ltd.	1,046,000	3,861
TDK Corp.	63,400	3,820
Mitsubishi Chemical Holdings Corp.	730,500	3,760
Omron Corp.	156,300	3,759
Chugoku Electric Power Co. Inc.	179,800	3,723
Hankyu Hanshin Holdings Inc.	823,000	3,719
T&D Holdings Inc.	168,300	3,672
Asahi Kasei Corp.	691,000	3,609
Olympus Corp.	134,500	3,607
Nidec Corp.	38,200	3,591
West Japan Railway Co.	969	3,583
Nippon Yusen KK	844,000	3,565
Sumitomo Chemical Co. Ltd.	818,000	3,542
Shionogi & Co. Ltd.	173,100	3,539
* Mitsubishi Motors Corp.	2,686,000	3,496
^ Resona Holdings Inc.	318,600	3,487
Nikon Corp.	197,900	3,447
Electric Power Development Co. Ltd.	109,900	3,400
Shikoku Electric Power Co. Inc.	114,800	3,382
Kubota Corp.	425,000	3,358

Odakyu Electric Railway Co. Ltd.	366,000	3,339
Yakult Honsha Co. Ltd.	114,700	3,316
Ajinomoto Co. Inc.	346,000	3,271
Kuraray Co. Ltd.	258,000	3,228
Daito Trust Construction Co. Ltd.	58,400	3,184
^ Inpex Corp.	650	3,180
Kobe Steel Ltd.	1,512,000	3,165
Bank of Yokohama Ltd.	681,000	3,134
* Sanyo Electric Co. Ltd.	1,977,000	3,112
JS Group Corp.	154,200	3,107
Sekisui House Ltd.	337,000	2,985
Nitto Denko Corp.	85,700	2,965
Taisho Pharmaceutical Co. Ltd.	149,000	2,900
Yamato Holdings Co. Ltd.	233,400	2,893
Shizuoka Bank Ltd.	345,000	2,867
Daiwa House Industry Co. Ltd.	290,000	2,848
Chuo Mitsui Trust Holdings Inc.	803,000	2,843
NGK Insulators Ltd.	168,000	2,834
Toppan Printing Co. Ltd.	344,000	2,831
NTT Data Corp.	761	2,769
Aisin Seiki Co. Ltd.	97,900	2,724
Konica Minolta Holdings Inc.	258,000	2,703
Tokyu Corp.	624,000	2,684
Kintetsu Corp.	832,000	2,679
Unicharm Corp.	22,300	2,648
Chiba Bank Ltd.	431,000	2,630
OJI Paper Co. Ltd.	523,000	2,524
Chugai Pharmaceutical Co. Ltd.	144,100	2,522
Keihin Electric Express Railway Co. Ltd.	267,000	2,486
Isuzu Motors Ltd.	844,000	2,479
Ono Pharmaceutical Co. Ltd.	59,300	2,450
Tobu Railway Co. Ltd.	425,000	2,435
Dentsu Inc.	96,200	2,398
Hokuriku Electric Power Co.	108,100	2,392
Shimano Inc.	46,900	2,377
Benesse Holdings Inc.	53,200	2,351
Fukuoka Financial Group Inc.	553,000	2,299
Toyota Industries Corp.	84,600	2,275
Hokkaido Electric Power Co. Inc.	106,100	2,272
Lawson Inc.	48,300	2,217
Nissin Foods Holdings Co. Ltd.	62,600	2,187
JSR Corp.	125,400	2,187
Ibiden Co. Ltd.	73,200	2,180
Nomura Research Institute Ltd.	108,800	2,160
Nippon Express Co. Ltd.	531,000	2,153
^ Advantest Corp.	99,300	2,141
JGC Corp.	129,000	2,126
* Yamaha Motor Co. Ltd.	164,400	2,124
Keio Corp.	315,000	2,118
Fuji Heavy Industries Ltd.	381,000	2,093
Nippon Electric Glass Co. Ltd.	163,500	2,078
Mazda Motor Corp.	860,000	2,077
Kawasaki Heavy Industries Ltd.	817,000	2,039
JTEKT Corp.	208,600	2,019
Sony Financial Holdings Inc.	556	2,014
Trend Micro Inc.	67,900	2,002
Dena Co. Ltd.	71,200	1,984
Oriental Land Co. Ltd.	23,600	1,971

	Hirose Electric Co. Ltd.	19,500	1,971
	Makita Corp.	68,500	1,970
	Brother Industries Ltd.	179,500	1,924
	NSK Ltd.	271,000	1,923
	Panasonic Electric Works Co. Ltd.	149,000	1,889
*	All Nippon Airways Co. Ltd.	543,000	1,836
	THK Co. Ltd.	93,100	1,830
	Isetan Mitsukoshi Holdings Ltd.	192,740	1,821
	Sekisui Chemical Co. Ltd.	267,000	1,801
*	Mitsubishi Materials Corp.	661,000	1,758
	Joyo Bank Ltd.	435,000	1,757
	Taiyo Nippon Sanso Corp.	201,000	1,754
	Kurita Water Industries Ltd.	63,400	1,754
	Japan Steel Works Ltd.	181,000	1,749
	Toyo Seikan Kaisha Ltd.	108,700	1,746
	SBI Holdings Inc.	13,047	1,731
	FamilyMart Co. Ltd.	47,900	1,711
	Nippon Paper Group Inc.	63,700	1,695
	Denki Kagaku Kogyo KK	336,000	1,692
	Sumitomo Heavy Industries Ltd.	288,000	1,685
	TonenGeneral Sekiyu KK	184,000	1,660
	Keihan Electric Railway Co. Ltd.	379,000	1,650
	Nitori Co. Ltd.	18,950	1,633
	MEIJI Holdings Co. Ltd.	37,945	1,628
	Mitsubishi Tanabe Pharma Corp.	111,000	1,623
	Toho Co. Ltd.	97,000	1,603
	Stanley Electric Co. Ltd.	92,400	1,597
*	Kawasaki Kisen Kaisha Ltd.	372,000	1,585
	Bank of Kyoto Ltd.	188,000	1,566
	Nisshin Seifun Group Inc.	127,000	1,551
	Obayashi Corp.	363,000	1,546
	Sankyo Co. Ltd.	31,600	1,545
	Teijin Ltd.	486,000	1,544
	Furukawa Electric Co. Ltd.	344,000	1,530
	Kyowa Hakko Kirin Co. Ltd.	149,000	1,528
	Nippon Meat Packers Inc.	115,000	1,509
	Mitsui Chemicals Inc.	508,000	1,502
	Credit Saison Co. Ltd.	118,100	1,497
	Shimizu Corp.	397,000	1,497
	Hachijuni Bank Ltd.	259,000	1,479
	Minebea Co. Ltd.	267,000	1,475
	Showa Denko KK	737,000	1,456
	Santen Pharmaceutical Co. Ltd.	43,500	1,456
	Nishi-Nippon City Bank Ltd.	499,000	1,449
*,^ Elpida Memory Inc.		96,300	1,446
	Hiroshima Bank Ltd.	365,000	1,434
	Toyota Tsusho Corp.	92,700	1,408
	Toho Gas Co. Ltd.	278,000	1,403
	NOK Corp.	85,800	1,402
	Rinnai Corp.	26,000	1,393
	MediPal Holdings Corp.	120,000	1,391
	Sega Sammy Holdings Inc.	94,200	1,385
	Iyo Bank Ltd.	156,000	1,381
	Nissan Chemical Industries Ltd.	116,000	1,376
	Hitachi Chemical Co. Ltd.	68,700	1,364
	Aeon Mall Co. Ltd.	61,200	1,341
	Gunma Bank Ltd.	250,000	1,340
	Chugoku Bank Ltd.	115,000	1,339

Daihatsu Motor Co. Ltd.	112,000	1,318
Daicel Chemical Industries Ltd.	186,000	1,315
Seiko Epson Corp.	99,600	1,305
Mitsubishi Gas Chemical Co. Inc.	232,000	1,300
^ GS Yuasa Corp.	199,000	1,285
IHI Corp.	726,000	1,276
Hokuhoku Financial Group Inc.	722,000	1,275
Sojitz Corp.	799,900	1,269
Takashimaya Co. Ltd.	161,000	1,248
* Sumco Corp.	65,800	1,245
Hisamitsu Pharmaceutical Co. Inc.	32,000	1,244
Konami Corp.	80,700	1,243
Yamaguchi Financial Group Inc.	133,000	1,242
Kajima Corp.	519,000	1,232
Nagoya Railroad Co. Ltd.	414,000	1,231
Hamamatsu Photonics KK	41,900	1,227
Ube Industries Ltd.	489,000	1,222
USS Co. Ltd.	16,300	1,221
Kinden Corp.	135,000	1,217
Amada Co. Ltd.	186,000	1,212
J Front Retailing Co. Ltd.	265,400	1,198
Ushio Inc.	70,100	1,189
Toyo Suisan Kaisha Ltd.	55,000	1,187
TOTO Ltd.	174,000	1,187
Alfresa Holdings Corp.	25,700	1,185
Marui Group Co. Ltd.	168,900	1,185
Suruga Bank Ltd.	131,000	1,178
Kagome Co. Ltd.	65,800	1,169
NTN Corp.	270,000	1,169
Hitachi Construction Machinery Co. Ltd.	56,500	1,148
Shimadzu Corp.	150,000	1,147
NHK Spring Co. Ltd.	124,000	1,138
Kansai Paint Co. Ltd.	133,000	1,129
Hitachi Metals Ltd.	99,000	1,124
Shimamura Co. Ltd.	12,400	1,122
Namco Bandai Holdings Inc.	124,500	1,113
Fujikura Ltd.	236,000	1,110
Kikkoman Corp.	104,000	1,099
Taisei Corp.	549,000	1,096
Mabuchi Motor Co. Ltd.	21,700	1,090
Tsumura & Co.	36,200	1,087
Suzuken Co. Ltd.	30,800	1,077
Mitsubishi UFJ Lease & Finance Co. Ltd.	30,540	1,072
Dowa Holdings Co. Ltd.	204,000	1,072
Yamaha Corp.	95,700	1,061
Nippon Sheet Glass Co. Ltd.	431,000	1,059
Air Water Inc.	96,000	1,043
Kamigumi Co. Ltd.	133,000	1,043
Daido Steel Co. Ltd.	218,000	1,041
Fuji Electric Holdings Co. Ltd.	374,000	1,039
Keisei Electric Railway Co. Ltd.	172,000	1,037
Mitsui Mining & Smelting Co. Ltd.	379,000	1,036
Cosmo Oil Co. Ltd.	433,000	1,031
Taiyo Yuden Co. Ltd.	80,000	1,023
Mitsubishi Logistics Corp.	88,000	1,010
Sotetsu Holdings Inc.	219,000	1,009
Asics Corp.	102,000	1,004
Hakuhodo DY Holdings Inc.	19,730	1,001

Citizen Holdings Co. Ltd.	166,000	995
NGK Spark Plug Co. Ltd.	77,000	992
Idemitsu Kosan Co. Ltd.	13,300	991
Nanto Bank Ltd.	187,000	973
Yamatake Corp.	37,800	963
Sapporo Hokuyo Holdings Inc.	203,200	963
Casio Computer Co. Ltd.	133,800	960
Wacoal Holdings Corp.	73,000	955
Nippon Shokubai Co. Ltd.	92,000	953
Sapporo Holdings Ltd.	198,000	951
Tokyo Steel Manufacturing Co. Ltd.	79,500	950
Don Quijote Co. Ltd.	36,400	949
77 Bank Ltd.	179,000	949
Yaskawa Electric Corp.	126,000	947
Kewpie Corp.	78,000	935
Chiyoda Corp.	129,000	927
Tokyu Land Corp.	251,000	911
Mitsumi Electric Co. Ltd.	54,400	908
^ Shinsei Bank Ltd.	986,000	907
* Mizuho Trust & Banking Co. Ltd.	1,063,000	895
Sumitomo Rubber Industries Ltd.	90,500	894
Yamazaki Baking Co. Ltd.	70,000	887
Nisshin Steel Co. Ltd.	525,000	880
Zeon Corp.	122,000	877
Nisshinbo Holdings Inc.	84,000	868
Ezaki Glico Co. Ltd.	73,000	867
Yamato Kogyo Co. Ltd.	35,600	866
Miraca Holdings Inc.	29,200	866
Maruichi Steel Tube Ltd.	43,400	865
NTT Urban Development Corp.	1,057	857
Nippon Kayaku Co. Ltd.	94,000	845
Yokohama Rubber Co. Ltd.	158,000	844
Oracle Corp. Japan	15,900	842
Rengo Co. Ltd.	130,000	840
Shiga Bank Ltd.	136,000	830
Dainippon Sumitomo Pharma Co. Ltd.	108,300	811
Tokuyama Corp.	161,000	806
Toyoda Gosei Co. Ltd.	32,300	806
* Alps Electric Co. Ltd.	88,700	802
Mitsui Engineering & Shipbuilding Co. Ltd.	385,000	800
Nippon Paint Co. Ltd.	136,000	800
Lion Corp.	157,000	797
UNY Co. Ltd.	102,900	794
Yokogawa Electric Corp.	133,700	789
DIC Corp.	468,000	769
Japan Petroleum Exploration Co.	19,500	767
* Haseko Corp.	944,000	763
Nishi-Nippon Railroad Co. Ltd.	181,000	754
Glory Ltd.	32,200	750
Tosoh Corp.	279,000	745
Ebara Corp.	196,000	745
Toyota Boshoku Corp.	45,900	725
Koito Manufacturing Co. Ltd.	49,000	713
Awa Bank Ltd.	116,000	708
Mizuho Securities Co. Ltd.	310,000	703
Nichirei Corp.	162,000	698
Autobacs Seven Co. Ltd.	18,700	695
Kagoshima Bank Ltd.	111,000	693

Hokkoku Bank Ltd.	173,000	681
Taiheiyo Cement Corp.	502,000	680
Hino Motors Ltd.	154,000	676
Aozora Bank Ltd.	509,000	675
Tokyo Tatemono Co. Ltd.	206,000	670
Ito En Ltd.	42,400	666
Seino Holdings Corp.	99,000	664
Sumitomo Bakelite Co. Ltd.	127,000	662
Onward Holdings Co. Ltd.	88,000	662
Kaneka Corp.	107,000	661
Mochida Pharmaceutical Co. Ltd.	65,000	653
Obic Co. Ltd.	3,440	649
COMSYS Holdings Corp.	67,300	644
Coca-Cola West Co. Ltd.	35,500	643
Disco Corp.	10,600	642
Pacific Metals Co. Ltd.	89,361	640
^ Nissha Printing Co. Ltd.	23,600	639
^ Acom Co. Ltd.	36,830	638
Canon Marketing Japan Inc.	46,900	637
Asatsu-DK Inc.	26,400	633
Daishi Bank Ltd.	183,000	633
Komeri Co. Ltd.	26,900	631
Sumitomo Forestry Co. Ltd.	81,900	629
Ryohin Keikaku Co. Ltd.	17,000	627
Juroku Bank Ltd.	183,000	626
Tokai Carbon Co. Ltd.	118,000	622
Matsumotokiyoshi Holdings Co. Ltd.	27,900	622
Higo Bank Ltd.	113,000	618
Kobayashi Pharmaceutical Co. Ltd.	14,600	615
* Dainippon Screen Manufacturing Co. Ltd.	121,000	612
Toyobo Co. Ltd.	352,000	603
^ Toho Titanium Co. Ltd.	21,500	590
Nomura Real Estate Holdings Inc.	48,000	590
Hyakugo Bank Ltd.	134,000	589
San-In Godo Bank Ltd.	80,000	588
Itochu Techno-Solutions Corp.	16,000	584
Takara Holdings Inc.	108,000	583
Shimachu Co. Ltd.	31,800	579
House Foods Corp.	38,700	565
Shinko Electric Industries Co. Ltd.	42,400	560
Kissei Pharmaceutical Co. Ltd.	29,000	556
Izumi Co. Ltd.	42,900	556
Aeon Credit Service Co. Ltd.	55,500	555
Sysmex Corp.	9,500	545
Jafco Co. Ltd.	23,100	545
Hitachi High-Technologies Corp.	28,500	545
Toda Corp.	169,000	540
IT Holdings Corp.	45,000	536
Square Enix Holdings Co. Ltd.	27,800	535
Showa Shell Sekiyu KK	72,600	534
Ogaki Kyoritsu Bank Ltd.	167,000	531
Hyakujushi Bank Ltd.	139,000	521
Capcom Co. Ltd.	34,000	521
Mori Seiki Co. Ltd.	52,900	518
Promise Co. Ltd.	65,250	516
Otsuka Corp.	7,900	514
ABC-Mart Inc.	15,700	510
Sumitomo Osaka Cement Co. Ltd.	270,000	505

	MISUMI Group Inc.	26,300	504
	Takata Corp.	24,500	482
*	OKUMA Corp.	79,000	475
	Nabtesco Corp.	30,000	474
	Aoyama Trading Co. Ltd.	29,900	473
	Nagase & Co. Ltd.	43,000	471
	Lintec Corp.	24,100	466
	Kokuyo Co. Ltd.	57,400	464
	Keiyo Bank Ltd.	92,000	460
	Musashino Bank Ltd.	16,200	457
	H2O Retailing Corp.	73,000	453
	Nippon Television Network Corp.	3,210	449
	Ulvac Inc.	22,700	446
	Fuji Media Holdings Inc.	295	428
	Shima Seiki Manufacturing Ltd.	18,300	403
	Tokai Rika Co. Ltd.	23,600	400
	Circle K Sunkus Co. Ltd.	29,200	390
	Nipro Corp.	19,800	385
	Fukuyama Transporting Co. Ltd.	80,000	385
	Tokyo Style Co. Ltd.	48,000	376
^	OSAKA Titanium Technologies Co.	8,700	371
	Bank of Nagoya Ltd.	106,000	370
^	Kansai Urban Banking Corp.	235,000	369
	Monex Group Inc.	888	367
	Matsui Securities Co. Ltd.	61,900	365
	Sohgo Security Services Co. Ltd.	35,400	358
	Sundrug Co. Ltd.	13,200	340
	Heiwa Corp.	29,900	333
	Kose Corp.	14,300	332
	Tokyo Broadcasting System Holdings Inc.	22,600	288
	Hitachi Koki Co. Ltd.	32,300	287
	Nidec Sankyo Corp.	34,000	279
	Hitachi Capital Corp.	20,600	273
	Gunze Ltd.	87,000	270
	Kandenko Co. Ltd.	45,000	266
	Sumisho Computer Systems Corp.	16,600	255
	Point Inc.	5,050	254
	Tokai Rubber Industries Inc.	20,900	248
	Hitachi Cable Ltd.	90,000	246
	Toshiba TEC Corp.	67,000	243
	Sumitomo Real Estate Sales Co. Ltd.	5,710	234
	Mizuho Investors Securities Co. Ltd.	230,000	234
	PanaHome Corp.	38,000	233
	kabu.com Securities Co. Ltd.	48,800	226
	NS Solutions Corp.	12,100	224
^	Culture Convenience Club Co. Ltd.	52,600	222
*,^ Renesas Electronics Corp.		22,800	217
	Okasan Securities Group Inc.	57,000	215
	TV Asahi Corp.	148	210
	Hikari Tsushin Inc.	11,600	209
	Funai Electric Co. Ltd.	5,800	207
	Toppan Forms Co. Ltd.	20,700	199
	Toyota Auto Body Co. Ltd.	13,600	187
	SKY Perfect JSAT Holdings Inc.	483	171
*,^ Leopalace21 Corp.		73,500	162
^	Takefuji Corp.	47,280	136
^	Axell Corp.	2,700	90

* SFCG Co. Ltd.	140	—
		1,388,653
Luxembourg (0.0%)
RTL Group SA	10,270	829

Malaysia (0.9%)
Public Bank Bhd. (Foreign)	2,313,308	8,892
Malayan Banking Bhd.	3,483,396	8,485
CIMB Group Holdings Bhd.	3,471,300	8,085
Sime Darby Bhd.	2,966,894	7,287
* Axiata Group Bhd.	4,118,337	5,521
IOI Corp. Bhd.	3,265,565	5,263
Genting Bhd.	1,815,900	4,570
* Malaysia International Shipping Corp. Bhd. (Local)	1,164,140	3,224
Digi.com Bhd.	385,834	2,997
Maxis Bhd.	1,463,300	2,434
AMMB Holdings Bhd.	1,470,100	2,382
PPB Group Bhd.	389,800	2,126
Tenaga Nasional Bhd.	715,300	1,933
Kuala Lumpur Kepong Bhd.	353,300	1,876
Genting Malaysia Bhd.	1,890,300	1,696
PLUS Expressways Bhd.	1,295,800	1,565
YTL Corp. Bhd.	640,118	1,510
IJM Corp. Bhd.	888,520	1,412
Gamuda Bhd.	1,329,100	1,388
YTL Power International Bhd.	1,865,302	1,326
British American Tobacco Malaysia Bhd.	90,100	1,272
Petronas Gas Bhd.	393,200	1,237
Tanjong PLC	220,100	1,222
UMW Holdings Bhd.	565,300	1,111
SP Setia Bhd.	689,050	907
Berjaya Sports Toto Bhd.	682,157	901
Hong Leong Bank Bhd.	294,800	835
Telekom Malaysia Bhd.	737,700	780
MMC Corp. Bhd.	798,800	652
Alliance Financial Group Bhd.	701,000	644
Petronas Dagangan Bhd.	179,600	580
Lafarge Malayan Cement Bhd.	271,210	576
Parkson Holdings Bhd.	328,798	572
RHB Capital Bhd.	278,200	568
* EON Capital Bhd.	165,800	363
* Proton Holdings Bhd.	159,000	230
* Public Bank Bhd. (Local)	28,231	108
		86,530
Mexico (1.1%)
America Movil SAB de CV	14,369,425	35,569
Grupo Mexico SAB de CV Class B	5,332,097	14,176
Wal-Mart de Mexico SAB de CV	4,701,800	10,922
Grupo Televisa SA	1,823,700	6,961
Fomento Economico Mexicano SAB de CV	1,412,800	6,900
Grupo Financiero Banorte SAB de CV	1,315,500	5,150
Telefonos de Mexico SAB de CV	6,361,780	4,639
* Cemex SAB de CV ADR	463,566	4,376
Grupo Financiero Inbursa SA	667,100	2,355
Grupo Modelo SAB de CV	424,100	2,302
Industrias Penoles SAB de CV	103,234	2,158
Grupo Elektra SA de CV	48,500	1,934

* Cemex SAB de CV	1,939,271	1,839
Kimberly-Clark de Mexico SAB de CV Class A	277,880	1,756
Grupo Bimbo SAB de CV Class A	228,907	1,725
Grupo Carso SAB de CV	458,500	1,721
Alfa SAB de CV Class A	181,170	1,412
Mexichem SAB de CV	475,429	1,319
Grupo Aeroportuario del Pacifico SAB de CV Class B	298,395	967
* Impulsora del Desarrollo y El Empleo en America Latina SAB de CV	595,300	723
Organizacion Soriana SAB de CV Class B	222,100	590
* Urbi Desarrollos Urbanos SAB de CV	300,900	583
* Carso Infraestructura y Construccion SAB de CV	469,300	260
Grupo Aeroportuario del Pacifico SAB de CV ADR	64	2
		110,339
Morocco (0.0%)
Maroc Telecom	29,000	510
* Douja Promotion Groupe Addoha SA	25,500	342
		852
Netherlands (1.7%)
Unilever NV	1,013,536	29,811
* ING Groep NV	2,523,185	24,197
Koninklijke Philips Electronics NV	644,603	20,039
Koninklijke KPN NV	1,113,922	15,479
Koninklijke Ahold NV	774,470	9,945
ASML Holding NV	282,185	9,057
Akzo Nobel NV	151,440	8,912
Heineken NV	187,699	8,495
TNT NV	243,234	7,250
* Aegon NV	1,138,449	6,838
Reed Elsevier NV	466,965	6,046
Koninklijke DSM NV	118,961	5,641
Wolters Kluwer NV	191,926	3,874
* Randstad Holding NV	82,539	3,707
Corio NV	57,821	3,394
Heineken Holding NV	75,099	2,944
Fugro NV	51,651	2,728
SBM Offshore NV	107,948	1,704
		170,061
New Zealand (0.1%)
Fletcher Building Ltd.	426,565	2,356
Telecom Corp. of New Zealand Ltd.	1,245,730	1,797
Auckland International Airport Ltd.	615,342	885
Sky City Entertainment Group Ltd.	372,933	821
Contact Energy Ltd.	178,576	740
Fisher & Paykel Healthcare Corp. Ltd.	323,834	709
Sky Network Television Ltd.	121,105	425
Kiwi Income Property Trust	558,710	385
Warehouse Group Ltd.	112,293	288
Vector Ltd.	158,657	240
Air New Zealand Ltd.	205,295	166
		8,812
Norway (0.6%)
Statoil ASA	836,426	16,917
DnB NOR ASA	798,527	9,881
Telenor ASA	540,071	8,312
Orkla ASA	679,438	5,624
Yara International ASA	142,625	5,355

	Seadrill Ltd.	196,262	4,537
	Norsk Hydro ASA	781,165	4,189
*	Storebrand ASA	308,016	1,819
	Aker Solutions ASA	135,647	1,755
*,^ Renewable Energy Corp. ASA		313,102	859
			59,248
Peru (0.1%)
	Cia de Minas Buenaventura SA ADR	122,670	4,736
	Credicorp Ltd.	39,994	3,891
	Volcan Cia Minera SAA Class B	681,268	696
	Cia de Minas Buenaventura SA	11,836	462
			9,785
Philippines (0.1%)
	Ayala Land Inc.	5,407,800	1,746
	Manila Electric Co.	286,300	1,169
	Philippine Long Distance Telephone Co.	21,630	1,152
	Bank of the Philippine Islands	1,041,400	1,084
	SM Investments Corp.	101,110	967
	SM Prime Holdings Inc.	3,876,899	905
	Ayala Corp.	74,280	517
	Banco de Oro Unibank Inc.	489,200	502
	Globe Telecom Inc.	21,910	423
	Metropolitan Bank & Trust	286,800	378
	Jollibee Foods Corp.	187,000	319
	Petron Corp.	366,000	52
			9,214
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	414,157	5,283
	Bank Pekao SA	67,993	3,627
*	Powszechny Zaklad Ubezpieczen SA	27,827	3,567
	KGHM Polska Miedz SA	96,029	3,340
*	Polski Koncern Naftowy Orlen	247,131	3,145
	Telekomunikacja Polska SA	439,305	2,275
	Polska Grupa Energetyczna SA	162,865	1,173
	Polskie Gornictwo Naftowe i Gazownictwo SA	768,137	887
	Bank Zachodni WBK SA	14,012	842
*	BRE Bank SA	8,249	693
*	Getin Holding SA	197,960	662
	Bank Handlowy w Warszawie SA	25,654	645
*	ING Bank Slaski SA	2,488	634
	TVN SA	96,815	561
*	Globe Trade Centre SA	64,081	503
			27,837
Portugal (0.3%)
	Portugal Telecom SGPS SA	583,568	6,421
	EDP - Energias de Portugal SA	1,797,534	5,910
	Galp Energia SGPS SA Class B	161,015	2,633
^	Banco Comercial Portugues SA	2,239,695	1,934
	Brisa Auto-Estradas de Portugal SA	283,309	1,848
	Jeronimo Martins SGPS SA	163,543	1,787
*	EDP Renovaveis SA	158,944	950
	Banco Espirito Santo SA	194,166	928
^	Banco BPI SA	416,610	923
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	201,978	839
	Cimpor Cimentos de Portugal SGPS SA	123,127	748
			24,921

Russia (1.7%)
	Gazprom OAO ADR	1,552,456	33,545
	Surgutneftegas OJSC ADR	2,335,423	23,706
	Lukoil OAO ADR	412,459	23,546
	Sberbank of Russian Federation	5,653,112	15,751
	Rosneft Oil Co. GDR	1,267,487	8,475
	MMC Norilsk Nickel ADR	496,191	8,166
	NovaTek OAO	967,968	6,986
*	Federal Grid Co. Unified Energy System JSC	589,704,067	6,545
	Tatneft ADR	195,173	6,037
	Gazprom Neft JSC	1,008,359	4,107
*	RusHydro	68,000,000	3,576
	Novolipetsk Steel OJSC	1,110,843	3,449
	Uralkali	639,201	2,689
	Polyus Gold Co. ADR	105,266	2,555
	VTB Bank OJSC GDR	464,710	2,521
	Sistema JSFC GDR	88,748	2,180
	Mobile Telesystems OJSC ADR	92,735	2,059
*	Polymetal	149,841	1,980
	Mobile Telesystems OJSC	211,728	1,736
*	IDGC Holding JSC	10,464,018	1,421
	Severstal OAO GDR	113,359	1,341
	Rostelecom OJSC ADR	52,428	1,130
*	Inter Rao Ues OAO	724,760,900	1,022
*	OGK-4 OJSC	12,056,200	937
*	Mosenergo OAO	7,710,171	785
	VTB Bank OJSC	276,599,217	744
	Magnitogorsk Iron & Steel Works	890,348	731
*	OGK-3 OJSC	12,281,600	691
*	TMK OAO	166,935	685
*	Raspadskaya	149,300	603
*	TGK-1 OAO	550,000,000	358
	Aeroflot - Russian Airlines OJSC	150,372	301
	Wimm-Bill-Dann Foods OJSC ADR	8,666	171
*	PIK Group	47,161	169
*	IDGC Holding JSC New Shares	68,233	9
*,1 Yenisei Territorial Generating Co. OJSC GDR		5,021	9
			170,716
Singapore (1.3%)
	Singapore Telecommunications Ltd.	5,198,000	11,947
	DBS Group Holdings Ltd.	1,118,200	11,868
	United Overseas Bank Ltd.	753,460	11,023
	Oversea-Chinese Banking Corp. Ltd.	1,595,600	10,618
	Wilmar International Ltd.	1,665,924	7,696
	CapitaLand Ltd.	2,068,998	6,039
	Keppel Corp. Ltd.	776,000	5,339
	Singapore Airlines Ltd.	389,670	4,483
	Singapore Exchange Ltd.	774,000	4,369
	City Developments Ltd.	444,000	3,960
	Fraser and Neave Ltd.	916,000	3,705
	Noble Group Ltd.	2,932,072	3,569
	Singapore Press Holdings Ltd.	1,112,000	3,382
*	Genting Singapore PLC	3,130,000	2,932
	Golden Agri-Resources Ltd.	5,862,251	2,485
	Jardine Cycle & Carriage Ltd.	92,000	2,426
	Singapore Technologies Engineering Ltd.	980,151	2,340
	ComfortDelgro Corp. Ltd.	1,894,000	2,234

	CapitaMall Trust	1,559,800	2,195
^	Olam International Ltd.	973,000	2,016
	Ascendas Real Estate Investment Trust	1,175,000	1,835
	SembCorp Industries Ltd.	580,000	1,804
	Parkway Holdings Ltd.	547,266	1,587
	SembCorp Marine Ltd.	533,600	1,574
	Keppel Land Ltd.	472,724	1,409
	CapitaCommercial Trust	1,338,235	1,302
	Yangzijiang Shipbuilding Holdings Ltd.	1,169,964	1,250
	Venture Corp. Ltd.	177,000	1,192
	UOL Group Ltd.	375,000	1,092
*,^ Neptune Orient Lines Ltd.		624,750	945
	SMRT Corp. Ltd.	487,000	796
	Singapore Post Ltd.	922,000	773
	StarHub Ltd.	439,840	764
^	Cosco Corp. Singapore Ltd.	549,000	664
	Singapore Land Ltd.	105,000	515
	Allgreen Properties Ltd.	536,000	462
	Yanlord Land Group Ltd.	336,000	461
	Wing Tai Holdings Ltd.	347,000	460
	SIA Engineering Co. Ltd.	125,000	378
	Haw Par Corp. Ltd.	82,000	357
	M1 Ltd.	183,900	287
	Hotel Properties Ltd.	136,000	285
	Wheelock Properties Singapore Ltd.	201,000	280
*	STATS ChipPAC Ltd.	313,000	265
	Guocoland Ltd.	99,000	158
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	190,356	15
			125,536
South Africa (2.0%)
	MTN Group Ltd.	1,209,452	19,378
	Sasol Ltd.	416,270	16,494
	Standard Bank Group Ltd.	1,038,068	16,123
	Naspers Ltd.	263,980	11,257
	Impala Platinum Holdings Ltd.	412,421	11,173
	AngloGold Ashanti Ltd.	236,758	9,604
	FirstRand Ltd.	2,741,928	7,599
*	Anglo Platinum Ltd.	70,267	6,770
	Gold Fields Ltd.	460,033	6,219
	Sanlam Ltd.	1,387,513	4,753
	Shoprite Holdings Ltd.	361,818	4,534
	ABSA Group Ltd.	236,234	4,397
	Remgro Ltd.	316,229	4,334
	Bidvest Group Ltd.	228,395	4,145
	Nedbank Group Ltd.	172,514	3,198
	Kumba Iron Ore Ltd.	61,731	3,131
	Steinhoff International Holdings Ltd.	1,082,695	2,835
	RMB Holdings Ltd.	595,992	2,819
	Harmony Gold Mining Co. Ltd.	277,899	2,797
	Vodacom Group Ltd.	296,636	2,520
*	Aspen Pharmacare Holdings Ltd.	216,336	2,415
	African Bank Investments Ltd.	514,826	2,362
	Truworths International Ltd.	289,066	2,310
	Massmart Holdings Ltd.	131,404	2,305
	Growthpoint Properties Ltd.	1,012,629	2,303
	Tiger Brands Ltd.	91,735	2,276
	Woolworths Holdings Ltd.	546,128	1,945

Imperial Holdings Ltd.	134,802	1,781
Netcare Ltd.	938,645	1,748
* Sappi Ltd.	358,421	1,724
* ArcelorMittal South Africa Ltd.	146,967	1,714
Pretoria Portland Cement Co. Ltd.	386,034	1,706
Foschini Ltd.	159,535	1,555
Investec Ltd.	170,497	1,390
Spar Group Ltd.	115,205	1,350
African Rainbow Minerals Ltd.	56,540	1,326
Aveng Ltd.	260,030	1,284
Nampak Ltd.	477,834	1,262
Murray & Roberts Holdings Ltd.	206,116	1,188
Mr Price Group Ltd.	164,000	1,134
Adcock Ingram Holdings Ltd.	128,577	1,089
Reunert Ltd.	124,595	1,009
Pick n Pay Stores Ltd.	160,635	1,003
Discovery Holdings Ltd.	200,207	995
Liberty Holdings Ltd.	91,144	972
Tongaat Hulett Ltd.	65,375	963
Barloworld Ltd.	150,266	927
Clicks Group Ltd.	175,309	869
* Sun International Ltd.	74,380	856
AVI Ltd.	237,692	813
Exxaro Resources Ltd.	48,705	809
Medi-Clinic Corp. Ltd.	231,675	803
Metropolitan Holdings Ltd.	338,386	801
Telkom SA Ltd.	161,156	753
Aeci Ltd.	79,087	744
JD Group Ltd.	117,565	737
Mondi Ltd.	88,250	627
* Mvelaphanda Resources Ltd.	98,402	590
Fountainhead Property Trust	616,876	567
Illovo Sugar Ltd.	144,122	553
Northam Platinum Ltd.	89,028	538
Lewis Group Ltd.	59,802	512
JSE Ltd.	51,038	497
Santam Ltd.	31,876	490
Wilson Bayly Holmes-Ovcon Ltd.	28,369	439
Grindrod Ltd.	199,773	420
Pick'n Pay Holdings Ltd.	154,332	406
* Evraz Highveld Steel and Vanadium Ltd.	31,375	371
African Oxygen Ltd.	108,981	331
Group Five Ltd.	64,809	311
Allied Technologies Ltd.	29,181	250
		200,203
South Korea (3.4%)
1 Samsung Electronics Co. Ltd. GDR	134,385	46,433
POSCO ADR	226,149	23,522
Samsung Electronics Co. Ltd.	28,615	19,627
Hyundai Motor Co.	107,511	13,556
Shinhan Financial Group Co. Ltd. ADR	139,104	11,508
KB Financial Group Inc. ADR	229,964	9,838
LG Chem Ltd.	32,656	9,093
Hyundai Heavy Industries Co. Ltd.	37,182	8,451
Hyundai Mobis	47,864	8,284
LG Electronics Inc.	70,773	6,009
* Hynix Semiconductor Inc.	289,530	5,510

Samsung Fire & Marine Insurance Co. Ltd.	30,969	5,383
LG Display Co. Ltd.	174,780	5,343
Samsung C&T Corp.	101,170	5,073
Kia Motors Corp.	191,550	5,013
* NHN Corp.	31,073	4,819
SK Energy Co. Ltd.	45,567	4,757
Korea Electric Power Corp. ADR	326,395	4,599
Shinsegae Co. Ltd.	9,332	4,449
Samsung Electro-Mechanics Co. Ltd.	36,696	4,237
LG Corp.	57,877	3,998
SK Telecom Co. Ltd. ADR	230,544	3,776
Samsung Life Insurance Co. Ltd.	39,551	3,677
OCI Co. Ltd.	15,071	3,527
Woori Finance Holdings Co. Ltd.	269,610	3,357
Samsung SDI Co. Ltd.	22,547	3,240
Samsung Techwin Co. Ltd.	34,073	3,171
Samsung Heavy Industries Co. Ltd.	151,700	3,169
Hana Financial Group Inc.	104,730	3,115
KT Corp. ADR	154,781	2,918
Hyundai Engineering & Construction Co. Ltd.	52,995	2,837
Samsung Engineering Co. Ltd.	27,161	2,831
Cheil Industries Inc.	33,923	2,607
S-Oil Corp.	54,492	2,601
Amorepacific Corp.	2,977	2,431
Hyundai Steel Co.	27,904	2,414
LG Household & Health Care Ltd.	7,675	2,414
SK Holdings Co. Ltd.	29,866	2,345
KT&G Corp.	44,368	2,229
Samsung Securities Co. Ltd.	42,769	2,169
Korea Zinc Co. Ltd.	9,856	1,963
Doosan Heavy Industries and Construction Co. Ltd.	29,461	1,920
Woongjin Coway Co. Ltd.	53,750	1,895
Daewoo Securities Co. Ltd.	93,230	1,819
Lotte Shopping Co. Ltd.	5,682	1,726
LS Corp.	21,152	1,712
GS Engineering & Construction Corp.	24,881	1,683
Kangwon Land Inc.	100,510	1,681
Korea Exchange Bank	163,670	1,680
Honam Petrochemical Corp.	11,462	1,672
NCSoft Corp.	10,423	1,659
Hankook Tire Co. Ltd.	71,910	1,635
Hanwha Corp.	47,730	1,618
Hyosung Corp.	22,810	1,580
Dongbu Insurance Co. Ltd.	49,910	1,550
Doosan Corp.	15,951	1,545
* Korean Air Lines Co. Ltd.	23,427	1,462
Hyundai Department Store Co. Ltd.	14,414	1,438
Industrial Bank of Korea	106,530	1,409
Hyundai Mipo Dockyard	9,814	1,345
Busan Bank	123,350	1,330
Daewoo International Corp.	47,173	1,328
Shinhan Financial Group Co. Ltd.	31,780	1,304
Hyundai Securities Co.	112,100	1,290
CJ CheilJedang Corp.	6,140	1,229
Daelim Industrial Co. Ltd.	21,505	1,220
* Hanjin Shipping Co. Ltd.	44,509	1,197
Hyundai Merchant Marine Co. Ltd.	41,600	1,154
Hyundai Development Co.	49,200	1,128

LG Uplus Corp.	167,030	1,124
Daegu Bank Ltd.	84,700	1,092
GS Holdings	30,810	1,079
Samsung Card Co.	24,258	1,070
Woori Investment & Securities Co. Ltd.	66,040	1,039
KB Financial Group Inc.	23,663	1,027
Korea Investment Holdings Co. Ltd.	34,750	993
S1 Corp.	19,050	965
Yuhan Corp.	7,026	940
Lotte Confectionery Co. Ltd.	817	931
* Doosan Infracore Co. Ltd.	50,280	902
KCC Corp.	3,448	889
Hanwha Chem Corp.	54,540	889
STX Pan Ocean Co. Ltd.	80,020	812
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	45,970	778
Pacific Corp.	5,308	674
Samsung Fine Chemicals Co. Ltd.	11,460	647
* Daum Communications Corp.	8,185	588
Korea Gas Corp.	15,420	577
Nong Shim Co. Ltd.	3,036	576
Mirae Asset Securities Co. Ltd.	11,372	561
* STX Corp. Co. Ltd.	31,495	544
Dongkuk Steel Mill Co. Ltd.	26,750	542
* Korea Express Co. Ltd.	10,148	539
Lotte Chilsung Beverage Co. Ltd.	807	534
Cheil Worldwide Inc.	51,950	533
CJ Corp.	8,496	531
Glovis Co. Ltd.	4,544	524
Hanjin Heavy Industries & Construction Co. Ltd.	21,727	519
Daewoo Engineering & Construction Co. Ltd.	59,099	502
Hite Brewery Co. Ltd.	4,141	491
Halla Climate Control Corp.	32,630	477
Daishin Securities Co. Ltd.	31,660	394
SK Networks Co. Ltd.	44,590	390
LG Hausys Ltd.	4,342	344
STX Offshore & Shipbuilding Co. Ltd.	30,280	326
* Hanjin Shipping Holdings Co. Ltd.	20,539	296
POSCO	699	291
Hyundai Hysco	14,780	234
SKC Co. Ltd.	9,110	214
KT Corp.	5,471	197
Daishin Securities Co. Ltd. Prior Pfd.	21,130	167
Sindoh Co. Ltd.	3,815	159
Lotte Midopa Co. Ltd.	10,880	112
Korea Electric Power Corp.	3,870	108
SK Telecom Co. Ltd.	28	4
		335,627
Spain (2.8%)
Banco Santander SA	5,367,931	69,736
Telefonica SA	3,011,201	68,190
Banco Bilbao Vizcaya Argentaria SA	2,441,060	32,734
Iberdrola SA	3,433,720	24,161
Repsol YPF SA	797,880	18,813
Inditex SA	163,506	10,816
^ ACS Actividades de Construccion y Servicios SA	161,582	7,001
Gas Natural SDG SA	299,472	5,000
^ Banco de Sabadell SA	790,731	4,490

	Banco Popular Espanol SA	646,934	4,275
	Abertis Infraestructuras SA	243,203	4,105
	Criteria Caixacorp SA	652,163	3,182
	Ferrovial SA	356,907	3,124
	Acerinox SA	167,390	2,869
	Enagas	116,921	2,155
	Mapfre SA	595,541	1,959
	Iberdrola Renovables SA	548,219	1,916
^	Bankinter SA	231,448	1,731
	Indra Sistemas SA	105,283	1,717
^	Grifols SA	138,369	1,541
	Red Electrica Corp. SA	34,228	1,496
	Acciona SA	16,836	1,482
	Zardoya Otis SA	93,171	1,453
*	Gamesa Corp. Tecnologica SA	156,966	1,368
	Endesa SA	52,760	1,304
^	Banco de Valencia SA	154,964	930
	Corp Financiera Alba	20,957	862
^	Fomento de Construcciones y Contratas SA	32,976	856
	Gestevision Telecinco SA	66,761	765
*,^ Sacyr Vallehermoso SA		126,572	649
^	Banco Espanol de Credito SA	51,971	528
			281,208
Sweden (2.0%)
	Nordea Bank AB	2,638,708	26,335
	Telefonaktiebolaget LM Ericsson Class B	1,977,379	21,819
	Hennes & Mauritz AB Class B	381,411	12,023
*	Volvo AB Class B	948,406	11,820
	Svenska Handelsbanken AB Class A	403,938	11,575
	TeliaSonera AB	1,471,411	10,640
	Sandvik AB	777,941	10,054
	Skandinaviska Enskilda Banken AB Class A	1,421,719	9,758
	Atlas Copco AB Class A	411,363	6,728
	Svenska Cellulosa AB Class B	397,604	5,735
	Investor AB Class B	296,273	5,581
	Assa Abloy AB Class B	237,218	5,244
*	Swedbank AB Class A	456,993	5,216
*	Volvo AB Class A	440,805	5,185
	SKF AB	270,131	5,154
	Scania AB Class B	262,630	4,841
	Tele2 AB	271,176	4,810
	Skanska AB Class B	260,418	4,404
	Electrolux AB Class B	194,928	4,350
	Atlas Copco AB Class B	260,300	3,883
	Swedish Match AB	163,681	3,864
	Alfa Laval AB	208,142	3,224
	Securitas AB Class B	230,371	2,339
	SSAB AB Class A	159,348	2,307
	Industrivarden AB Class A	172,714	2,264
	Boliden AB	175,568	2,087
	Husqvarna AB	284,788	2,011
	Holmen AB	40,855	1,072
	Industrivarden AB	78,742	985
	SSAB AB Class B	55,004	707
			196,015
Switzerland (5.1%)
	Nestle SA	2,393,589	118,308

Novartis AG	1,484,222	72,153
Roche Holding AG	460,749	59,909
* UBS AG	2,487,956	42,234
Credit Suisse Group AG	743,723	33,711
ABB Ltd.	1,523,781	30,759
Zurich Financial Services AG	96,835	22,599
Syngenta AG	62,494	13,802
Cie Financiere Richemont SA	342,574	13,375
Swiss Reinsurance Co. Ltd.	243,026	11,191
Holcim Ltd.	159,296	10,638
Swatch Group AG (Bearer)	20,262	6,279
SGS SA	3,873	5,441
Swisscom AG	13,733	5,143
Givaudan SA	5,513	5,085
Adecco SA	92,369	4,709
Julius Baer Group Ltd.	134,631	4,708
Geberit AG	27,116	4,434
Kuehne & Nagel International AG	39,294	4,216
Sonova Holding AG	32,420	3,934
Synthes Inc.	31,290	3,601
Swatch Group AG (Registered)	60,773	3,418
Lonza Group AG	34,603	2,691
Baloise Holding AG	32,483	2,603
* Actelion Ltd.	63,768	2,580
Lindt & Spruengli AG	91	2,228
Swiss Life Holding AG	20,968	2,203
Pargesa Holding SA	24,551	1,687
Schindler Holding AG	19,191	1,686
GAM Holding Ltd.	141,278	1,634
Nobel Biocare Holding AG	78,187	1,317
Lindt & Spruengli AG	549	1,237
Schindler Holding AG (Bearer)	13,068	1,172
Straumann Holding AG	5,120	1,122
BKW FMB Energie AG	10,011	692
EFG International AG	26,202	310
		502,809
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,903,529	29,326
* Hon Hai Precision Industry Co. Ltd.	5,591,716	22,523
HTC Corp.	535,496	9,861
MediaTek Inc.	716,227	9,699
Nan Ya Plastics Corp.	5,148,370	9,052
Formosa Plastics Corp.	4,014,220	8,371
Cathay Financial Holding Co. Ltd.	4,790,050	7,520
Chunghwa Telecom Co. Ltd. ADR	297,675	6,296
China Steel Corp.	6,530,051	6,170
Formosa Chemicals & Fibre Corp.	2,746,210	5,951
AU Optronics Corp. ADR	590,368	5,608
* Fubon Financial Holding Co. Ltd.	3,912,000	4,784
Acer Inc.	1,758,822	4,713
Chimei Innolux Corp.	4,328,575	4,666
Taiwan Semiconductor Manufacturing Co. Ltd.	2,317,532	4,474
Delta Electronics Inc.	1,216,818	4,196
Compal Electronics Inc.	2,903,822	3,799
United Microelectronics Corp. ADR	1,241,692	3,762
Chinatrust Financial Holding Co. Ltd.	6,008,241	3,593
Quanta Computer Inc.	1,859,480	3,366

Mega Financial Holding Co. Ltd.	5,363,000	3,199
Asustek Computer Inc.	419,642	3,163
Yuanta Financial Holding Co. Ltd.	5,312,845	2,958
Uni-President Enterprises Corp.	2,495,091	2,957
Formosa Petrochemical Corp.	1,214,580	2,817
Far Eastern New Century Corp.	2,249,779	2,606
Foxconn Technology Co. Ltd.	651,978	2,220
Taiwan Mobile Co. Ltd.	1,111,609	2,198
Wistron Corp.	1,358,489	2,194
Advanced Semiconductor Engineering Inc. ADR	575,680	2,182
Synnex Technology International Corp.	906,989	2,066
* China Development Financial Holding Corp.	7,024,736	2,017
Hua Nan Financial Holdings Co. Ltd.	3,229,520	2,008
Taiwan Cement Corp.	2,145,583	1,990
Lite-On Technology Corp.	1,556,940	1,986
Siliconware Precision Industries Co. ADR	397,176	1,938
First Financial Holding Co. Ltd.	3,291,493	1,935
Unimicron Technology Corp.	1,064,975	1,766
Taiwan Cooperative Bank	2,602,037	1,686
President Chain Store Corp.	510,904	1,674
SinoPac Financial Holdings Co. Ltd.	4,474,000	1,497
* Taishin Financial Holding Co. Ltd.	3,203,909	1,425
Far EasTone Telecommunications Co. Ltd.	1,022,643	1,424
Macronix International	2,105,937	1,399
Pou Chen Corp.	1,825,725	1,394
Largan Precision Co. Ltd.	72,068	1,378
Epistar Corp.	483,000	1,327
Taiwan Fertilizer Co. Ltd.	471,000	1,301
Cheng Shin Rubber Industry Co. Ltd.	506,934	1,296
Asia Cement Corp.	1,298,298	1,282
* Shin Kong Financial Holding Co. Ltd.	3,379,298	1,221
* Pegatron Corp.	1,046,038	1,208
Chang Hwa Commercial Bank	2,175,000	1,147
United Microelectronics Corp.	2,308,000	1,024
Yulon Motor Co. Ltd.	889,898	1,022
Inventec Co. Ltd.	1,893,400	1,005
* E.Sun Financial Holding Co. Ltd.	2,089,935	967
Taiwan Glass Industrial Corp.	993,231	959
* Inotera Memories Inc.	1,711,025	903
* Powerchip Technology Corp.	6,094,255	876
* Nanya Technology Corp.	1,295,609	872
Chicony Electronics Co. Ltd.	397,931	870
Catcher Technology Co. Ltd.	386,153	869
* Walsin Lihwa Corp.	1,978,000	864
Realtek Semiconductor Corp.	352,415	805
KGI Securities Co. Ltd.	1,943,000	804
Formosa Taffeta Co. Ltd.	1,007,000	767
* Yageo Corp.	1,713,000	763
* HannStar Display Corp.	3,902,463	756
Yang Ming Marine Transport Corp.	1,137,369	735
Novatek Microelectronics Corp. Ltd.	271,916	720
* Capital Securities Corp.	1,526,055	703
* Evergreen Marine Corp. Taiwan Ltd.	947,000	703
Nan Ya Printed Circuit Board Corp.	160,821	657
* China Airlines Ltd.	1,165,244	627
* CMC Magnetics Corp.	2,346,000	626
* Qisda Corp.	1,087,640	612
Polaris Securities Co. Ltd.	1,329,359	607

Coretronic Corp.	421,386	587
Giant Manufacturing Co. Ltd.	152,020	528
Advantech Co. Ltd.	246,641	528
* Tatung Co. Ltd.	2,904,000	527
* Taiwan Business Bank	1,786,000	527
Cheng Uei Precision Industry Co. Ltd.	300,078	525
Teco Electric and Machinery Co. Ltd.	1,094,000	525
U-Ming Marine Transport Corp.	271,000	513
Feng Hsin Iron & Steel Co.	356,790	509
* Ritek Corp.	1,727,397	495
* Wan Hai Lines Ltd.	679,050	457
* Winbond Electronics Corp.	1,621,000	411
Eternal Chemical Co. Ltd.	387,262	385
* Yuen Foong Yu Paper Manufacturing Co. Ltd.	897,959	366
* Eva Airways Corp.	591,201	354
* Chunghwa Picture Tubes	5,299,000	345
Ton Yi Industrial Corp.	763,000	343
Transcend Information Inc.	122,455	341
* Far Eastern International Bank	876,293	340
Taiwan Secom Co. Ltd.	219,000	336
D-Link Corp.	420,870	324
Cathay Real Estate Development Co. Ltd.	675,000	303
* Waterland Financial Holdings	943,971	290
China Motor Corp.	450,105	283
Oriental Union Chemical Corp.	373,083	279
Faraday Technology Corp.	167,897	274
* President Securities Corp.	499,289	273
Micro-Star International Co. Ltd.	463,929	258
Mitac International Corp.	629,736	257
Asia Optical Co. Inc.	162,381	253
Compal Communications Inc.	222,520	198
Vanguard International Semiconductor Corp.	476,466	198
LITE-ON IT Corp.	120,054	134
Chunghwa Telecom Co. Ltd.	51,818	109
Inventec Appliances Corp.	123,963	103
* Tatung Co. Ltd. GDR	26,447	97
AU Optronics Corp.	99,000	94
		253,374
Thailand (0.3%)
PTT Exploration & Production PCL (Foreign)	846,572	3,919
PTT PCL (Foreign)	493,100	3,891
Siam Commercial Bank PCL (Foreign)	946,586	2,615
Kasikornbank PCL (Foreign)	737,100	2,382
Advanced Info Service PCL (Foreign)	715,650	2,074
Siam Cement PCL (Foreign)	215,512	1,887
Bank of Ayudhya PCL(Local)	2,904,900	1,860
Charoen Pokphand Foods PCL (Foreign)	1,760,100	1,316
Bangkok Bank PCL (Foreign)	304,097	1,312
CP ALL PCL (Foreign)	1,288,300	1,289
PTT Aromatics & Refining PCL (Foreign)	1,298,561	940
Banpu PCL	41,500	804
* TMB Bank PCL	12,480,600	759
Krung Thai Bank PCL (Foreign)	1,740,000	702
Thai Oil PCL (Foreign)	507,900	694
IRPC PCL (Foreign)	5,226,200	629
PTT Chemical PCL (Foreign)	185,600	584
BEC World PCL (Foreign)	573,400	535

Banpu PCL (Local)	25,800	500
Total Access Communication PCL (Foreign)	246,500	361
* Total Access Communication PCL (Local)	238,100	349
PTT PCL	44,100	348
Electricity Generating PCL (Foreign)	130,500	348
Land and Houses PCL (Foreign)	1,780,600	318
Thai Union Frozen Products PCL (Foreign)	207,100	316
Thai Airways International PCL (Foreign)	287,600	309
Airports of Thailand PCL (Foreign)	247,000	297
Delta Electronics Thai PCL (Foreign)	339,900	277
Central Pattana PCL	330,100	233
Ratchaburi Electricity Generating Holding PCL	187,700	217
Siam City Cement PCL (Foreign)	29,100	205
Siam Makro PCL (Foreign)	53,100	191
Thoresen Thai Agencies PCL	209,600	156
Charoen Pokphand Foods PCL	187,200	140
* CP ALL PCL (Local)	118,000	118
* Siam Commercial Bank PCL (Local)	40,400	112
* Siam City Cement PCL (Local)	15,500	109
Advanced Info Service PCL (Local)	37,300	108
PTT Chemical PCL	33,000	104
IRPC PCL	724,700	87
* PTT Aromatics & Refining PCL	111,600	81
		33,476
Turkey (0.4%)
Akbank TAS	787,436	4,359
Turkiye Garanti Bankasi AS	829,508	4,292
Turkiye Is Bankasi	909,138	3,409
KOC Holding AS	643,822	2,538
Turkiye Halk Bankasi AS	252,489	2,045
Anadolu Efes Biracilik Ve Malt Sanayii AS	151,773	1,913
* Yapi ve Kredi Bankasi AS	556,589	1,690
BIM Birlesik Magazalar AS	48,590	1,491
* Turk Hava Yollari	512,321	1,482
Tupras Turkiye Petrol Rafine	64,154	1,459
Asya Katilim Bankasi AS	573,661	1,432
* Eregli Demir ve Celik Fabrikalari TAS	511,534	1,426
Turkiye Vakiflar Bankasi Tao	479,579	1,297
Turk Telekomunikasyon AS	335,705	1,258
Haci Omer Sabanci Holding AS (Bearer)	260,941	1,212
Turkcell Iletisim Hizmet AS	206,785	1,205
Enka Insaat ve Sanayi AS	281,348	1,036
Arcelik AS	129,213	638
Coca-Cola Icecek AS	51,265	535
Dogan Sirketler Grubu Holdings	692,262	499
Ford Otomotiv Sanayi AS	49,167	366
		35,582
United Kingdom (14.2%)
HSBC Holdings PLC	11,413,338	116,065
Vodafone Group PLC	34,513,083	80,474
BP PLC	12,356,605	79,021
Royal Dutch Shell PLC Class A	2,326,297	64,067
GlaxoSmithKline PLC	3,436,559	60,001
Rio Tinto PLC	1,001,552	51,836
AstraZeneca PLC	945,752	47,420
Royal Dutch Shell PLC Class B	1,781,646	47,070
British American Tobacco PLC	1,309,285	45,046

BHP Billiton PLC	1,447,306	44,337
Barclays PLC	7,895,464	40,893
Standard Chartered PLC	1,342,788	38,795
BG Group PLC	2,209,460	35,433
* Anglo American PLC	869,531	34,382
Tesco PLC	5,214,829	31,979
Diageo PLC	1,653,445	28,694
* Lloyds Banking Group PLC	25,911,366	27,967
Unilever PLC	843,263	23,958
SABMiller PLC	772,843	23,465
Reckitt Benckiser Group PLC	475,863	23,332
Xstrata PLC	1,436,062	22,844
Imperial Tobacco Group PLC	665,171	18,822
National Grid PLC	2,271,010	18,192
Centrica PLC	3,333,391	15,888
Prudential PLC	1,654,999	14,402
BT Group PLC	5,052,026	11,287
Tullow Oil PLC	579,001	11,184
BAE Systems PLC	2,279,108	11,174
Rolls-Royce Group PLC	1,209,335	11,006
Scottish & Southern Energy PLC	601,211	10,461
Aviva PLC	1,835,503	10,278
Compass Group PLC	1,228,381	10,213
British Sky Broadcasting Group PLC	860,713	9,602
* Royal Bank of Scotland Group PLC	11,413,873	8,936
WPP PLC	829,651	8,822
Shire PLC	367,838	8,414
Pearson PLC	530,539	8,248
WM Morrison Supermarkets PLC	1,734,437	7,212
Reed Elsevier PLC	789,520	6,841
* Cairn Energy PLC	920,053	6,739
Old Mutual PLC	3,547,527	6,725
Experian PLC	669,712	6,597
J Sainsbury PLC	1,216,658	6,563
Marks & Spencer Group PLC	1,045,895	5,653
International Power PLC	988,777	5,544
Legal & General Group PLC	3,847,089	5,401
Randgold Resources Ltd.	59,090	5,306
Kingfisher PLC	1,529,849	5,167
Smith & Nephew PLC	586,071	5,100
Carnival PLC	138,967	5,019
Land Securities Group PLC	495,143	4,755
Standard Life PLC	1,473,475	4,674
Capita Group PLC	406,448	4,585
RSA Insurance Group PLC	2,248,485	4,496
Smiths Group PLC	256,157	4,484
Associated British Foods PLC	262,444	4,227
* Wolseley PLC	184,267	4,156
British Land Co. PLC	568,853	4,121
Next PLC	120,509	4,062
* Autonomy Corp. PLC	157,056	4,052
United Utilities Group PLC	436,151	4,003
Antofagasta PLC	254,686	3,946
Man Group PLC	1,134,096	3,864
Johnson Matthey PLC	142,468	3,779
G4S PLC	927,754	3,767
Burberry Group PLC	283,709	3,747
Eurasian Natural Resources Corp. PLC	255,370	3,628

^	Resolution Ltd.	970,431	3,624
	Inmarsat PLC	300,466	3,476
	Vedanta Resources PLC	90,534	3,466
	Petrofac Ltd.	171,913	3,370
	Intercontinental Hotels Group PLC	189,522	3,285
	Sage Group PLC	869,329	3,258
*	Lonmin PLC	130,737	3,217
	Severn Trent PLC	153,399	3,151
	AMEC PLC	220,570	3,020
	Tomkins PLC	579,043	2,940
	Admiral Group PLC	128,677	2,922
	Hammerson PLC	472,389	2,879
	Rexam PLC	582,763	2,826
	3i Group PLC	619,995	2,763
	Cobham PLC	740,592	2,760
	ICAP PLC	435,477	2,737
	Kazakhmys PLC	140,794	2,683
	Whitbread PLC	114,485	2,529
	Bunzl PLC	213,190	2,308
	Schroders PLC	112,501	2,271
	Fresnillo PLC	140,216	2,266
	Invensys PLC	525,367	2,202
	Capital Shopping Centres Group PLC	406,556	2,185
	Home Retail Group PLC	574,455	2,153
	Tate & Lyle PLC	299,707	2,113
	Segro PLC	481,074	2,112
*	ITV PLC	2,548,304	2,067
*	Rentokil Initial PLC	1,159,886	1,862
	Cable & Wireless Worldwide PLC	1,696,958	1,777
	Logica PLC	1,042,259	1,772
	Thomas Cook Group PLC	562,846	1,606
	Cable & Wireless Communications PLC	1,707,268	1,586
	Drax Group PLC	247,287	1,489
	Aegis Group PLC	746,607	1,373
	Daily Mail & General Trust PLC	174,614	1,330
	United Business Media Ltd.	153,510	1,325
	Hays PLC	929,112	1,315
*,^ British Airways PLC		360,242	1,240
	Ladbrokes PLC	573,075	1,217
	TUI Travel PLC	352,856	1,164
	William Hill PLC	442,685	1,159
	Provident Financial PLC	85,410	1,081
*	PartyGaming PLC	185,857	874
*	EnQuest PLC	411,499	755
*	Capital & Counties Properties PLC	385,304	665
	Schroders PLC	39,058	653
*	TalkTalk Telecom Group PLC	258,140	496
			1,401,543
Total Common Stocks (Cost $9,895,188)			9,853,147

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund		0.297%		77,990,000	77,990

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4	Freddie Mac Discount Notes	0.300%	11/1/10	2,500	2,499
4	Freddie Mac Discount Notes	0.321%	12/15/10	4,000	3,997
					6,496
Total Temporary Cash Investments (Cost $84,487)					84,486
Total Investments (100.5%) (Cost $9,979,675)					9,937,633
Other Assets and Liabilities-Net (-0.5%)[3]					(54,295)
Net Assets (100%)					9,883,338

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $72,706,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate value of these securities was $60,888,000, representing 0.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $77,991,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

FTSE All-World ex-US Index Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,186,413	—	—
Common Stocks--Other	165,854	8,500,791	89
Temporary Cash Investments	77,990	6,496	—
Total	1,430,257	8,507,287	89

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2010:

Investments in
Common Stocks--Other
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	98
Net Realized Gain (Loss)	(4)
Change in Unrealized Appreciation (Depreciation)	(5)
Balance as of July 31, 2010	89

D. At July 31, 2010, the cost of investment securities for tax purposes was $9,987,227,000. Net unrealized depreciation of investment securities for tax purposes was $49,594,000, consisting of unrealized gains of $816,335,000 on securities that had risen in value since their purchase and $865,929,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of July 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Argentina (0.1%)
*	Grupo Financiero Galicia SA ADR	82,124	517

Australia (4.7%)
*	Arrow Energy Ltd.	239,078	1,012
	Seek Ltd.	111,726	766
	MacArthur Coal Ltd.	65,426	743
	Centennial Coal Co. Ltd.	133,706	726
	David Jones Ltd.	166,403	724
	UGL Ltd.	53,582	684
	JB Hi-Fi Ltd.	36,194	627
^	Campbell Brothers Ltd.	22,383	624
*	Riversdale Mining Ltd.	67,058	622
*	Mount Gibson Iron Ltd.	382,804	578
	Healthscope Ltd.	104,653	566
	APA Group	163,559	549
	Ramsay Health Care Ltd.	42,018	536
	Primary Health Care Ltd.	157,526	514
	ING Office Fund	910,096	499
*	PanAust Ltd.	963,722	498
	Transfield Services Ltd.	154,091	449
*	Boart Longyear Group	153,449	425
	Monadelphous Group Ltd.	33,897	416
*	Andean Resources Ltd.	120,146	405
	ConnectEast Group	1,091,374	395
	Iress Market Technology Ltd.	52,680	393
	Whitehaven Coal Ltd.	79,438	390
*	Lynas Corp. Ltd.	546,271	376
	ING Industrial Fund	856,429	346
	Platinum Asset Management Ltd.	71,901	343
	GrainCorp Ltd.	66,225	338
	Kingsgate Consolidated Ltd.	36,860	327
	Bradken Ltd.	45,855	320
	Invocare Ltd.	53,674	295
*	Karoon Gas Australia Ltd.	45,712	286
*	Atlas Iron Ltd.	155,741	284
	Charter Hall Retail REIT	581,574	280
	Crane Group Ltd.	35,083	266
*	Coal of Africa Ltd.	155,919	258
*	Pacific Brands Ltd.	313,648	257
*	AWE Ltd.	175,589	248
*	Murchison Metals Ltd.	145,958	243
*	Silex Systems Ltd.	57,651	241
	Cromwell Group	371,003	240
	Bunnings Warehouse Property Trust	134,079	231
	SAI Global Ltd.	63,992	231
*	Minara Resources Ltd.	307,830	229
	Abacus Property Group	607,430	228
	Infigen Energy	314,542	222
	Charter Hall Group	403,477	219

	FKP Property Group	342,956	218
	Western Areas NL	49,024	216
	Beach Energy Ltd.	355,367	216
	Independence Group NL	42,185	214
*	Perseus Mining Ltd.	111,642	212
*	Virgin Blue Holdings Ltd.	727,160	205
*	Extract Resources Ltd.	33,327	202
*	Gindalbie Metals Ltd.	226,350	199
*	Cudeco Ltd.	46,010	194
	Cabcharge Australia Ltd.	46,965	191
	OM Holdings Ltd.	147,849	189
	Wotif.com Holdings Ltd.	39,639	185
*	Mirabela Nickel Ltd.	96,043	185
	GUD Holdings Ltd.	21,346	181
*	Linc Energy Ltd.	124,527	180
*	St. Barbara Ltd.	655,309	179
*	Avoca Resources Ltd.	74,431	178
	Seven Group Holdings Ltd.	31,744	176
*	Eastern Star Gas Ltd.	222,848	173
*	Austar United Communications Ltd.	202,005	172
*,^ Pharmaxis Ltd.		82,538	164
	Fleetwood Corp. Ltd.	18,690	164
	Panoramic Resources Ltd.	72,576	162
	Hills Industries Ltd.	79,256	158
	Premier Investments Ltd.	27,078	156
	Emeco Holdings Ltd.	250,964	153
*	Medusa Mining Ltd.	43,155	151
	Mincor Resources NL	79,370	143
	Reject Shop Ltd.	9,857	141
*	Citadel Resource Group Ltd.	510,825	139
	Macmahon Holdings Ltd.	257,689	138
	Energy Developments Ltd.	57,860	133
	SMS Management & Technology Ltd.	24,430	131
	TPG Telecom Ltd.	79,566	130
*	Super Cheap Auto Group Ltd.	25,186	129
*	Mantra Resources Ltd.	31,379	129
*	Mineral Deposits Ltd.	178,056	124
	Mermaid Marine Australia Ltd.	50,033	122
*	Sundance Resources Ltd.	923,124	121
^	Centro Retail Group	766,927	118
	Straits Resources Ltd.	89,129	115
	Oakton Ltd.	45,681	114
	STW Communications Group Ltd.	130,535	112
	Clough Ltd.	147,189	111
	Austal Ltd.	51,746	108
	Hastie Group Ltd.	74,500	103
*,^ Nexus Energy Ltd.		357,532	102
	Challenger Diversified Property Group	216,765	100
	Industrea Ltd.	308,328	99
	Australian Pharmaceutical Industries Ltd.	248,324	92
*	Carnarvon Petroleum Ltd.	266,443	92
*	Energy World Corp. Ltd.	215,255	89
	Ardent Leisure Group	95,240	88
*	Australian Agricultural Co. Ltd.	64,424	88
*	PaperlinX Ltd.	161,642	88
	WHK Group Ltd.	97,897	86
*	Roc Oil Co. Ltd.	255,736	82
*	Dart Energy Ltd.	119,539	82

Aspen Group	180,523	78
* Horizon Oil Ltd.	309,237	77
Alesco Corp. Ltd.	31,978	75
* PMP Ltd.	136,138	74
^ Ausenco Ltd.	33,160	73
* Platinum Australia Ltd.	105,041	71
Skilled Group Ltd.	59,084	68
Programmed Maintenance Services Ltd.	38,763	67
Biota Holdings Ltd.	72,636	65
Dominion Mining Ltd.	30,669	62
* International Ferro Metals Ltd.	130,455	61
* Kagara Ltd.	101,935	60
Ausdrill Ltd.	38,770	59
NRW Holdings Ltd.	53,825	53
* Sunland Group Ltd.	85,980	51
Cardno Ltd.	14,096	50
^ Astro Japan Property Group	181,304	49
iSOFT Group Ltd.	252,529	33
* South Australian Coal Corp.	15,191	3
		29,000
Austria (0.9%)
Andritz AG	12,417	778
bwin Interactive Entertainment AG	11,825	657
* Wienerberger AG	41,652	578
Atrium European Real Estate Ltd.	84,938	436
* CA Immobilien Anlagen AG	34,504	422
Conwert Immobilien Invest SE	34,279	409
* RHI AG	11,473	342
Flughafen Wien AG	4,974	287
Schoeller-Bleckmann Oilfield Equipment AG	5,745	278
Semperit AG Holding	7,202	268
Mayr Melnhof Karton AG	2,604	267
Oesterreichische Post AG	9,900	265
* Intercell AG	11,712	241
* Sparkassen Immobilien AG	21,251	144
Agrana Beteiligungs AG	1,388	132
BWT AG	3,018	72
* Kapsch TrafficCom AG	1,697	71
* Palfinger AG	2,956	69
		5,716
Belgium (1.4%)
Bekaert SA	4,753	1,034
Telenet Group Holding NV	26,817	768
^ Elia System Operator SA	18,845	649
Ackermans & van Haaren NV	8,187	560
Sofina SA	6,136	525
D'ieteren SA	1,061	512
Cofinimmo	3,603	458
Befimmo SCA Sicafi	5,193	391
Nyrstar	31,928	371
Banque Nationale de Belgique	69	330
Omega Pharma SA	6,600	282
* AGFA-Gevaert NV	44,298	268
Warehouses De Pauw SCA	5,718	254
* RHJ International	28,948	246
Cie Maritime Belge SA	7,782	226
Sipef SA	3,519	218

Tessenderlo Chemie NV	7,260	216
Euronav NV	10,664	205
EVS Broadcast Equipment SA	3,573	177
* Barco NV	3,215	161
* Melexis NV	12,650	158
Cie d'Entreprises CFE	3,038	153
* ThromboGenics NV	6,472	128
Gimv NV	2,501	123
Van de Velde NV	2,378	105
* KBC Ancora	4,699	98
* Ion Beam Applications	6,603	65
Intervest Offices	2,049	59
* Wereldhave Belgium NV	673	53
		8,793
Brazil (1.6%)
Gafisa SA	141,100	1,053
BR Malls Participacoes SA	48,800	734
Anhanguera Educacional Participacoes SA	40,300	630
Rossi Residencial SA	65,400	597
CETIP SA - Balcao Organizado de Ativos e Derivativos	70,500	582
Totvs SA	7,860	575
Cia Hering	17,100	573
Localiza Rent a Car SA	32,565	449
Gol Linhas Aereas Inteligentes SA Prior Pfd.	32,100	446
Randon Participacoes SA Prior Pfd.	61,750	411
* Magnesita Refratarios SA	58,800	402
Brookfield Incorporacoes SA	72,519	377
Sul America SA	42,300	371
Diagnosticos da America SA	30,700	297
Cia de Saneamento de Minas Gerais-COPASA	19,900	287
Marcopolo SA Prior Pfd.	49,276	280
Odontoprev SA	27,600	260
Confab Industrial SA Prior Pfd.	86,232	252
Contax Participacoes SA Prior Pfd.	16,200	213
LPS Brasil Consultoria de Imoveis SA	13,200	203
Guararapes Confeccoes SA	4,500	193
Santos Brasil Participacoes SA	18,600	180
* MPX Energia SA	14,000	166
Grendene SA	31,400	144
* Lupatech SA	11,600	140
Unipar Participacoes SA Prior Pfd.	200,200	68
Cia de Tecidos do Norte de Minas - Coteminas Prior Pfd.	23,200	63
		9,946
Canada (15.9%)
Eldorado Gold Corp.	177,437	2,882
Crescent Point Energy Corp.	68,024	2,507
* Ivanhoe Mines Ltd.	121,740	2,148
* Red Back Mining Inc.	84,699	2,144
* Silver Wheaton Corp.	111,974	2,112
* Pacific Rubiales Energy Corp.	86,608	2,077
IAMGOLD Corp.	121,980	1,923
Niko Resources Ltd.	16,544	1,784
^ Fortis Inc.	59,386	1,690
First Quantum Minerals Ltd.	26,752	1,676
Intact Financial Corp.	35,800	1,631
Metro Inc. Class A	37,180	1,589
RioCan Real Estate Investment Trust	78,722	1,562

CI Financial Corp.	78,843	1,491
* Petrobank Energy & Resources Ltd.	34,341	1,415
Tim Hortons Inc.	38,728	1,322
* Sino-Forest Corp.	80,339	1,237
* Gildan Activewear Inc.	39,800	1,225
Emera Inc.	44,992	1,158
Biovail Corp.	52,633	1,149
Franco-Nevada Corp.	36,940	1,126
* Osisko Mining Corp.	88,700	1,122
Onex Corp.	40,136	1,075
* Equinox Minerals Ltd.	232,640	1,055
* Viterra Inc.	123,322	966
Alimentation Couche Tard Inc. Class B	43,900	915
Inmet Mining Corp.	18,413	900
Industrial Alliance Insurance & Financial Services Inc.	27,900	886
H&R Real Estate Investment Trust	49,400	875
Progress Energy Resources Corp.	68,500	827
Atco Ltd.	16,800	826
CAE Inc.	86,000	820
Pan American Silver Corp.	35,080	808
IESI-BFC Ltd.	34,252	775
* Quadra FNX Mining Ltd.	63,437	768
Tim Hortons Inc.	21,962	750
* Centerra Gold Inc.	58,956	744
TMX Group Inc.	26,000	721
* Open Text Corp.	18,170	719
Trican Well Service Ltd.	47,088	715
Methanex Corp.	31,100	699
* SXC Health Solutions Corp.	10,140	695
^ Ritchie Bros Auctioneers Inc.	34,808	648
Astral Media Inc. Class A	18,244	646
Boardwalk Real Estate Investment Trust	16,010	644
Calloway Real Estate Investment Trust	30,400	640
* MacDonald Dettwiler & Associates Ltd.	13,700	640
* RONA Inc.	43,135	637
* Celestica Inc.	71,400	635
* New Gold Inc.	128,346	634
Canadian Real Estate Investment Trust	21,410	633
Sherritt International Corp.	95,429	632
* HudBay Minerals Inc.	50,600	631
* Gerdau Ameristeel Corp.	57,100	627
Canadian Western Bank	24,500	619
* Consolidated Thompson Iron Mines Ltd.	76,528	613
Empire Co. Ltd. Class A	11,244	612
* SEMAFO Inc.	87,900	610
Eldorado Gold Corp.	37,398	603
Groupe Aeroplan Inc.	61,500	590
* UTS Energy Corp.	166,400	575
* Lundin Mining Corp.	146,299	569
Ensign Energy Services Inc.	46,140	569
* Bankers Petroleum Ltd.	77,536	566
Alamos Gold Inc.	36,900	555
Home Capital Group Inc. Class B	12,300	550
* Detour Gold Corp.	23,420	546
PetroBakken Energy Ltd. Class A	23,802	522
* Uranium One Inc.	192,200	522
ShawCor Ltd. Class A	20,100	516
Toromont Industries Ltd.	21,380	507

	Superior Plus Corp.	38,528	502
	Quebecor Inc. Class B	14,783	502
	Genworth MI Canada Inc.	19,348	494
^	Russel Metals Inc.	24,200	461
*	European Goldfields Ltd.	65,200	456
*	Western Coal Corp.	107,990	441
*	Crew Energy Inc.	26,689	428
	AGF Management Ltd. Class B	29,350	426
*,^ Birchcliff Energy Ltd.		43,500	423
	Jean Coutu Group PJC Inc.	50,200	418
	Linamar Corp.	21,980	411
	Dorel Industries Inc. Class B	12,100	409
	Cogeco Cable Inc.	11,724	397
	Silvercorp Metals Inc.	59,900	394
*	Silver Standard Resources Inc.	23,972	393
	Mullen Group Ltd.	28,600	391
	Primaris Retail Real Estate Investment Trust	21,323	386
*	Thompson Creek Metals Co. Inc.	41,805	386
	Reitmans Canada Ltd. Class A	19,864	385
	Cominar Real Estate Investment Trust	19,515	373
*	Stantec Inc.	15,684	369
*	Celtic Exploration Ltd.	30,026	368
	Maple Leaf Foods Inc.	40,600	364
*	Dundee Corp. Class A	30,900	363
	Canadian Apartment Properties REIT	24,710	362
*	Golden Star Resources Ltd.	87,600	358
	NuVista Energy Ltd.	30,566	354
	Laurentian Bank of Canada	7,872	352
*	Advantage Oil & Gas Ltd.	55,600	351
	Chartwell Seniors Housing Real Estate Investment Trust	45,820	350
	CCL Industries Inc. Class B	12,000	344
	Manitoba Telecom Services Inc.	12,740	342
*	Novagold Resources Inc.	52,600	326
	Transcontinental Inc. Class A	22,451	324
	West Fraser Timber Co. Ltd.	9,500	323
	TransForce Inc.	32,300	319
*	Northgate Minerals Corp.	106,000	314
*	MDS Inc.	31,500	298
	First Capital Realty Inc.	21,504	295
*	Canfor Corp.	37,000	291
^	Petrominerales Ltd.	10,000	283
*	Gammon Gold Inc.	46,500	276
*	Gabriel Resources Ltd.	61,400	275
*	Aurizon Mines Ltd.	54,700	274
*	BlackPearl Resources Inc.	89,800	273
	DundeeWealth Inc.	20,236	273
*	Paramount Resources Ltd. Class A	12,850	269
*	Lake Shore Gold Corp.	87,400	264
	Calfrac Well Services Ltd.	11,350	262
*	Taseko Mines Ltd.	62,840	256
*	Eastern Platinum Ltd.	249,700	253
	Allied Properties Real Estate Investment Trust	12,600	252
	Dundee Real Estate Investment Trust	10,010	249
*	Fronteer Development Group Inc.	40,970	247
	Torstar Corp. Class B	24,332	243
	Extendicare Real Estate Investment Trust	27,953	240
*	Harry Winston Diamond Corp.	19,200	238
	Pason Systems Inc.	21,716	232

*	Martinrea International Inc.	28,899	232
	Corus Entertainment Inc. Class B	12,099	228
*,^ Jaguar Mining Inc.		27,700	226
	GMP Capital Inc.	24,200	225
	Canaccord Financial Inc.	22,892	217
	Aecon Group Inc.	19,890	214
	Trinidad Drilling Ltd.	41,100	211
*	Storm Exploration Inc.	15,638	208
*	Connacher Oil and Gas Ltd.	142,900	207
	Morguard Real Estate Investment Trust	16,356	205
*,^ Great Basin Gold Ltd.		110,400	196
	Forzani Group Ltd. Class A	12,308	196
*	ATS Automation Tooling Systems Inc.	29,592	193
	InnVest Real Estate Investment Trust	29,730	188
*	Kirkland Lake Gold Inc.	23,500	187
*	Rubicon Minerals Corp.	51,900	186
	Major Drilling Group International	7,784	185
*	Cardiome Pharma Corp.	21,660	177
*	Minefinders Corp.	20,300	175
*	Great Canadian Gaming Corp.	27,740	174
*	Fairborne Energy Ltd.	34,600	174
*,^ Denison Mines Corp.		113,400	173
*	Aura Minerals Inc.	46,000	171
*	Corridor Resources Inc.	29,700	168
	Cascades Inc.	24,900	168
*	Transat AT Inc. Class A	14,249	167
*	Cott Corp.	27,700	166
*	Northern Dynasty Minerals Ltd.	23,400	163
*	Atrium Innovations Inc.	10,055	162
*	Capstone Mining Corp.	63,300	154
*	Hanfeng Evergreen Inc.	23,900	153
	Savanna Energy Services Corp.	27,900	152
*	OPTI Canada Inc.	94,500	152
*	Flint Energy Services Ltd.	11,900	152
*	Ventana Gold Corp.	16,900	135
*	QLT Inc.	22,700	130
*,^ Mercator Minerals Ltd.		66,600	125
	Canam Group Inc.	16,550	118
*,^ Viterra Inc.		14,432	116
*	FirstService Corp.	5,200	115
*	Galleon Energy Inc. Class A	29,600	110
*	Sierra Wireless Inc.	10,250	96
*	Absolute Software Corp.	20,489	88
*	Norbord Inc.	6,860	79
	Melcor Developments Ltd.	6,600	77
*	Chinook Energy Inc.	31,794	70
*,^ First Uranium Corp.		54,700	54
	Sprott Inc.	15,400	51
*	Patheon Inc.	20,200	50
*	Transat AT Inc. Class B	1,200	14
			98,435
Chile (0.3%)
	Empresas La Polar SA	89,108	542
*	Cia Sudamericana de Vapores SA	488,821	513
	Inversiones Aguas Metropolitanas SA	255,821	338
	Madeco SA	3,438,455	190

*	Masisa SA	1,169,283	177
			1,760
China (3.3%)
	Zhuzhou CSR Times Electric Co. Ltd.	206,000	552
	Dalian Port PDA Co. Ltd.	1,102,000	477
	Xinao Gas Holdings Ltd.	198,000	469
	Digital China Holdings Ltd.	283,000	460
^	Skyworth Digital Holdings Ltd.	628,000	454
^	Minth Group Ltd.	286,000	430
^	China Gas Holdings Ltd.	842,600	428
*,^ Hunan Non-Ferrous Metal Corp. Ltd.		1,288,000	415
^	Ports Design Ltd.	150,500	388
	China Shanshui Cement Group Ltd.	715,000	385
	Tian An China Investment	555,000	362
*,^ Brilliance China Automotive Holdings Ltd.		836,000	349
	Kingboard Laminates Holdings Ltd.	347,000	345
^	Sino Biopharmaceutical	800,000	305
	Intime Department Store Group Co. Ltd.	294,000	305
*,^ AviChina Industry & Technology Co.		740,000	303
^	Sinotruk Hong Kong Ltd.	318,500	293
^	China Everbright International Ltd.	617,000	284
	Daphne International Holdings Ltd.	302,000	280
^	China Green Holdings Ltd.	261,000	271
*,^ Hi Sun Technology China Ltd.		681,000	266
	Bosideng International Holdings Ltd.	846,000	262
	VODone Ltd.	804,000	253
	Sinotrans Shipping Ltd.	576,500	250
	Uni-President China Holdings Ltd.	449,000	250
	Lingbao Gold Co. Ltd.	670,000	242
*	Tianjin Port Development Holdings Ltd.	972,000	241
	New World Department Store China Ltd.	274,000	241
	China Wireless Technologies Ltd.	556,000	224
*	Shougang Concord International Enterprises Co. Ltd.	1,304,000	221
	China State Construction International Holdings Ltd.	499,200	219
^	Ajisen China Holdings Ltd.	183,624	216
	Ju Teng International Holdings Ltd.	288,000	208
^	China Resources Gas Group Ltd.	142,000	206
^	Fufeng Group Ltd.	284,000	198
^	BYD Electronic International Co. Ltd.	353,500	197
	REXLot Holdings Ltd.	2,200,000	193
	Hengdeli Holdings Ltd.	414,000	190
	China Automation Group Ltd.	269,000	188
	Sinolink Worldwide Holdings Ltd.	1,190,000	184
*	Beijing Enterprises Water Group Ltd.	558,000	183
	China Pharmaceutical Group Ltd.	324,000	182
	Haitian International Holdings Ltd.	237,000	181
^	BaWang International Group Holding Ltd.	290,000	177
	Lonking Holdings Ltd.	228,000	173
	Shenzhou International Group Holdings Ltd.	127,000	168
^	China Power International Development Ltd.	750,100	165
	Silver Grant International	564,000	165
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	616,000	164
*	Haier Electronics Group Co. Ltd.	233,000	163
^	SRE Group Ltd.	1,414,000	157
^	HKC Holdings Ltd.	2,208,360	154
*,^ 361 Degrees International Ltd.		202,000	154
	Jiangsu Future Land Co. Ltd. Class B	256,400	153

	China Water Affairs Group Ltd.	408,000	152
^	Comba Telecom Systems Holdings Ltd.	144,980	150
	Road King Infrastructure Ltd.	167,000	145
*,^ China Oil and Gas Group Ltd.		1,220,000	145
	GZI Real Estate Investment Trust	312,000	142
	Livzon Pharmaceutical Inc. Class B	51,500	142
	Hangzhou Steam Turbine Co. Class B	87,490	140
*	Lao Feng Xiang Co. Ltd. Class B	62,000	129
	Shanghai Prime Machinery Co. Ltd.	694,000	128
	XTEP International Holdings	177,500	128
	Cosco International Holdings Ltd.	234,000	127
*	United Energy Group Ltd.	1,282,000	126
	China Metal Recycling Holdings Ltd.	126,600	125
	Shenzhen Accord Pharmaceutical Co. Ltd. Class B	52,900	123
	Wasion Group Holdings Ltd.	152,000	123
	China Aerospace International Holdings Ltd.	1,006,000	122
*	China Power New Energy Development Co. Ltd.	1,180,000	122
	Shanghai Baosight Software Co. Ltd. Class B	69,900	122
*,^ China Grand Forestry Green Resources Group Ltd.		4,896,000	121
	Shanghai Forte Land Co.	396,000	120
	TCC International Holdings Ltd.	333,000	117
	Great Wall Technology Co. Ltd.	266,000	116
	First Tractor Co. Ltd.	174,000	114
*	Real Gold Mining Ltd.	79,500	114
*	CIMC Enric Holdings Ltd.	232,000	114
	Tomson Group Ltd.	292,000	113
	Huaxin Cement Co. Ltd. Class B	52,300	113
*	Sino Union Energy Investment Group Ltd.	1,260,000	110
	AMVIG Holdings Ltd.	196,000	109
	Anhui Gujing Distillery Co. Ltd. Class B	27,700	107
	Tianneng Power International Ltd.	272,000	107
^	Kingsoft Corp. Ltd.	180,000	106
*	Minmetals Resources Ltd.	268,000	104
*,^ Golden Meditech Holdings Ltd.		540,000	104
	Luthai Textile Co. Ltd. Class B	128,400	103
*	Kingway Brewery Holdings Ltd.	470,000	101
	Baoye Group Co. Ltd.	154,000	98
	Truly International Holdings	68,000	92
^	Peak Sport Products Co. Ltd.	130,000	91
	Shanghai Diesel Engine Co. Ltd. Class B	127,500	89
^	Tianjin Development Hldgs	136,000	89
*	Kai Yuan Holdings Ltd.	2,180,000	84
*	Huangshan Tourism Development Co. Ltd. Class B	61,700	81
	Beijing Capital Land Ltd.	244,000	79
	Qingling Motors Co. Ltd.	308,000	78
*	Synear Food Holdings Ltd.	409,000	77
*	Nan Hai Corp. Ltd.	9,800,000	76
*	Maoye International Holdings Ltd.	183,000	75
	Mingyuan Medicare Development Co. Ltd.	650,000	75
*	Wuxi Little Swan Co. Ltd. Class B	64,500	74
*	SVA Electron Co. Ltd. Class B	159,733	73
	China Hongxing Sports Ltd.	643,000	73
	Xiamen International Port Co. Ltd.	380,000	70
*	SGSB Group Co. Ltd. Class B	153,400	69
*	China Nickel Resources Holding Co. Ltd.	400,000	66
*	Hubei Sanonda Co. Ltd. Class B	148,700	65
	Sinopec Kantons Holdings Ltd.	134,000	64
	TCL Multimedia Technology Holdings Ltd.	140,000	63

*	China Mining Resources Group Ltd.	2,288,000	60
*	Chongqing Iron & Steel Co. Ltd.	190,000	54
	Hainan Meilan International Airport Co. Ltd.	47,000	52
*	Kama Co. Ltd. Class B	83,500	48
*	China Daye Non-Ferrous Metals Mining Ltd.	794,000	40
*	China Milk Products Group Ltd.	140,000	25
			20,707
Denmark (0.9%)
	DSV A/S	66,676	1,189
*	Jyske Bank A/S	20,725	722
*	Topdanmark A/S	5,381	665
*	Sydbank A/S	22,435	559
*	GN Store Nord	73,019	499
^	NKT Holding A/S	7,679	378
	SimCorp A/S	2,118	352
	ALK-Abello A/S	3,745	235
*	Torm A/S	22,607	181
	East Asiatic Co. Ltd. A/S	6,386	163
*	Genmab A/S	12,711	136
*	IC Companys A/S	4,127	126
*,^ Bavarian Nordic A/S		3,098	119
	D/S Norden	2,967	116
	Schouw & Co.	4,210	92
*,^ Bang & Olufsen A/S		8,245	80
			5,612
Egypt (0.1%)
*	Six of October Development & Investment	11,708	172
*	Palm Hills Developments SAE	200,563	166
	Ghabbour Auto	16,107	110
*	Canal Shipping Agencies Co.	82,159	110
*	Housing & Development Bank	25,902	88
*	Olympic Group Financial Investments	12,197	54
*	Egyptian for Tourism Resorts	150,079	53
*	Egyptian Financial & Industrial Co.	17,158	51
*	Arab Cotton Ginning	79,951	51
			855
Finland (1.7%)
	Elisa Oyj	55,003	1,091
	YIT Oyj	41,421	907
	Pohjola Bank PLC	60,039	745
	Konecranes Oyj	19,896	649
	Cargotec Oyj Class B	16,129	579
	Orion Oyj Class B	28,397	548
	Outotec Oyj	13,963	494
	Amer Sports Oyj Class A	43,280	481
	Huhtamaki Oyj	35,699	445
	Tieto Oyj	23,210	408
	Uponor Oyj	25,109	407
	Stockmann OYJ Abp Class B	10,685	380
	Kemira Oyj	27,944	375
	Ramirent Oyj	27,241	293
*	M-real Oyj Class B	70,947	269
	Sponda Oyj	64,706	243
	Vacon PLC	4,912	218
^	Poyry Oyj	16,062	216
	Alma Media Oyj	25,114	207
	Oriola-KD Oyj	39,660	199

	Citycon Oyj	49,930	171
	Lassila & Tikanoja Oyj	9,212	161
	Ruukki Group Oyj	70,715	153
*,^ Cramo Oyj		8,329	147
	HKScan Oyj	13,418	143
*	Tikkurila Oy	6,198	131
*	Finnair Oyj	20,880	124
*	Lemminkainen Oyj	3,014	104
	F-Secure Oyj	16,062	46
			10,334
France (3.9%)
	Gemalto NV	28,398	1,165
	Groupe Eurotunnel SA	155,668	1,144
	Fonciere Des Regions	11,603	1,059
	Arkema SA	21,519	939
*	Valeo SA	25,375	909
	Bourbon SA	20,026	857
	Neopost SA	10,414	805
	Zodiac Aerospace	13,270	747
	Metropole Television SA	31,131	690
	Rhodia SA	32,727	675
	Havas SA	137,053	664
	Nexans SA	9,106	617
	SEB SA	8,197	611
	Mercialys SA	14,795	483
	Etablissements Maurel et Prom	38,916	466
	Societe Immobiliere de Location pour l'Industrie et le Commerce	4,074	458
	Teleperformance	17,755	450
*	Rexel SA	25,117	416
	IPSOS	9,566	380
^	Alten Ltd.	12,001	353
	Remy Cointreau SA	6,455	352
	Saft Groupe SA	9,351	320
*,^ SOITEC		27,506	297
^	Mersen	8,043	296
	Canal +	40,824	290
^	Sechilienne-Sidec	10,620	287
	Nexity	8,502	285
	Ingenico	10,797	273
	Rubis	3,086	271
	SA des Ciments Vicat	3,969	269
*	UBISOFT Entertainment	28,143	266
	Virbac SA	2,178	263
*	Beneteau SA	16,205	251
*	Derichebourg SA	56,784	237
	Boiron SA	6,543	234
	Rallye SA	6,211	220
	Stallergenes	3,076	217
*	Faurecia	10,358	204
	Groupe Steria SCA	7,300	198
	Esso SA Francaise	1,524	195
	Bongrain SA	2,512	186
^	Societe Fonciere Financiere et de Participations FFP	3,566	185
	Orpea	4,608	183
	Fimalac	4,672	180
	Delachaux SA	2,834	177
	April Group	6,650	172

	Eurofins Scientific	3,454	163
	Guyenne et Gascogne SA	1,623	162
	Pierre & Vacances	2,400	159
	SeLoger.com	3,977	157
	Seche Environnement SA	2,201	156
*,^ Altran Technologies SA		36,292	149
	Meetic	5,111	145
	Plastic Omnium SA	2,915	145
	Vilmorin & Cie	1,532	144
	Faiveley Transport	1,854	142
*	IMS-Intl Metal Service	9,834	139
*,^ Technicolor		26,133	137
	Sopra Group SA	1,916	136
*,^ Etam Developpement SA		2,835	134
	LISI	2,036	120
	Bonduelle S.C.A.	1,314	113
	Societe de la Tour Eiffel	1,658	113
	Sperian Protection	745	112
	Union Financiere de France BQE SA	3,200	101
*	Bull	28,195	93
	Assystem	5,746	89
*	Parrot SA	4,501	88
	Sequana	6,038	85
*	Manitou BF SA	5,072	85
*	Kaufman & Broad SA	3,552	83
*	Club Mediterranee	4,563	82
*	GameLoft SA	16,656	82
*	Trigano SA	3,755	80
	Laurent-Perrier	885	79
	GL Events	2,813	78
*	GFI Informatique	20,155	76
*,^ NicOx SA		25,603	74
*	Boursorama	6,504	73
	NRJ Group	8,245	68
*	Maisons France Confort	1,475	59
	Guerbet	494	50
*	Recylex SA	4,932	45
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	7
			24,199
Germany (3.6%)
^	Aixtron AG	33,484	1,002
	Symrise AG	37,707	940
	Software AG	6,860	767
	MTU Aero Engines Holding AG	12,707	740
*,^ SGL Carbon SE		21,023	730
	Bilfinger Berger AG	11,087	633
	Tognum AG	31,140	622
	Aurubis AG	13,142	599
	Wincor Nixdorf AG	10,566	595
	Douglas Holding AG	13,067	589
	Stada Arzneimittel AG	17,748	577
	ElringKlinger AG	21,038	565
	Fuchs Petrolub AG	5,473	525
	United Internet AG	40,814	506
	Rhoen Klinikum AG	21,243	485
	ProSiebenSat.1 Media AG Prior Pfd.	26,826	472
	Deutsche Euroshop AG	15,234	468

	Freenet AG	42,129	450
^	SMA Solar Technology AG	3,444	426
	Fuchs Petrolub AG Prior Pfd.	4,173	424
	Axel Springer AG	3,233	387
^	Wirecard AG	30,034	323
	Vossloh AG	3,082	310
	Rational AG	1,855	305
	Hugo Boss AG Prior Pfd.	6,747	301
*	Leoni AG	9,941	299
	Fielmann AG	3,735	295
*	Krones AG	4,861	276
*	Demag Cranes AG	7,247	259
	MLP AG	24,653	258
	Gerry Weber International AG	7,908	253
*	Deutsche Wohnen AG	25,709	251
	Rheinmetall AG	3,994	240
*	Sky Deutschland AG	130,502	239
*,^ Deutz AG		38,527	238
*,^ Heidelberger Druckmaschinen AG		23,131	228
	GFK SE	5,973	223
	Bauer AG	5,177	213
	Bechtle AG	7,357	212
*	Aareal Bank AG	10,077	211
*	IVG Immobilien AG	30,303	211
	GAGFAH SA	24,975	204
	Pfeiffer Vacuum Technology AG	2,598	204
	CTS Eventim AG	3,842	196
	Gildemeister AG	13,760	191
	BayWa AG	4,864	178
	H&R WASAG AG	6,936	177
	Kontron AG	22,399	177
	KWS Saat AG	1,077	169
	Draegerwerk AG & Co. KGaA Prior Pfd.	2,475	168
*,^ KUKA AG		10,605	165
*	Kloeckner & Co. SE	7,857	164
	Praktiker Bau- und Heimwerkermaerkte Holding AG	20,077	160
	MVV Energie AG	3,925	159
*	Roth & Rau AG	4,355	144
	Phoenix Solar AG	3,145	137
	Jungheinrich AG Prior Pfd.	4,690	137
*	Morphosys AG	5,910	121
*	Solar Millennium AG	4,272	120
*	Nordex SE	10,426	107
	Alstria Office REIT-AG	8,126	94
	Medion AG	7,565	91
	Grenkeleasing AG	1,924	87
*,^ Conergy AG		91,373	86
	Interseroh SE	1,430	86
*	Manz Automation AG	1,139	80
	Deutsche Beteiligungs AG	3,334	76
	DIC Asset AG	9,005	74
*,^ Air Berlin PLC		15,304	72
*	Centrotherm Photovoltaics AG	1,768	72
*	Jenoptik AG	11,997	69
	Kizoo AG	6,528	66
	Carl Zeiss Meditec AG	4,246	66
	Takkt AG	5,717	65
*	Singulus Technologies AG	11,524	64

*	Koenig & Bauer AG	3,285	63
*	QSC AG	32,065	60
	CAT Oil AG	6,340	58
	Sixt AG	2,027	54
*	Pfleiderer AG	8,725	54
*	Duerr AG	1,908	53
*	Sixt AG Prior Pfd.	2,468	51
*	CropEnergies AG	10,226	50
	Dyckerhoff AG Prior Pfd.	905	47
			22,363
Greece (0.5%)
	JUMBO SA	31,786	253
*	TT Hellenic Postbank SA	37,562	218
*	Folli-Follie SA	9,228	215
	Ellaktor SA	45,078	202
*	Viohalco	34,126	201
	Intralot SA-Integrated Lottery Systems & Services	42,643	189
	Alapis Holding Industrial and Commercial SA	59,584	175
	Motor Oil Hellas Corinth Refineries SA	14,990	172
*	Mytilineos Holdings SA	26,919	167
	Hellenic Exchanges SA	22,485	163
	Fourlis Holdings SA	12,605	131
	GEK Terna Holding Real Estate Construction SA	21,126	129
	Metka SA	9,539	113
*	Agricultural Bank of Greece	56,660	90
	Athens Water Supply & Sewage Co. SA	11,064	82
	Frigoglass SA	6,910	82
	Diagnostic & Therapeutic Center of Athens Hygeia SA	48,973	76
*	Attica Bank	38,786	72
	Piraeus Port Authority	3,202	63
	Eurobank Properties Real Estate Investment Co.	7,839	61
*	Sidenor Steel Products Manufacturing Co. SA	15,889	61
	Sarantis SA	11,075	61
*	Intracom Holdings SA	54,929	55
*	Hellenic Duty Free Shops SA	7,080	45
*	Astir Palace Hotel SA	7,959	26
			3,102
Hong Kong (1.0%)
	VTech Holdings Ltd.	63,000	671
	SJM Holdings Ltd.	759,000	669
	AAC Acoustic Technologies Holdings Inc.	290,000	516
^	Champion REIT	950,000	465
	Pacific Basin Shipping Ltd.	566,300	429
	Xinyi Glass Holdings Co. Ltd.	708,000	320
*	Brightoil Petroleum Holdings Ltd.	600,000	276
	Giordano International Ltd.	496,000	257
*	G-Resources Group Ltd.	4,740,000	245
	Stella International Holdings Ltd.	117,500	225
	Chow Sang Sang Holdings International Ltd.	110,000	218
	Midland Holdings Ltd.	216,000	204
	Dah Chong Hong Holdings Ltd.	285,000	201
	TAI Cheung Holdings	289,000	191
	SmarTone Telecommunications Holding Ltd.	137,000	142
*,^ China WindPower Group Ltd.		1,370,000	140
	K Wah International Holdings Ltd.	371,000	137
	China Fishery Group Ltd.	92,000	127
	HKR International Ltd.	295,200	126

SA SA International Holdings Ltd.	162,000	124
Regal Hotels International Holdings Ltd.	276,000	107
Sunlight Real Estate Investment Trust	396,000	107
* Titan Petrochemicals Group Ltd.	1,200,000	107
* Apac Resources Ltd.	1,640,000	102
Prosperity REIT	531,000	101
Shui On Construction and Materials Ltd.	70,000	87
Far East Consortium	284,000	83
* Singamas Container Holdings Ltd.	258,000	54
Phoenix Satellite Television Holdings Ltd.	190,000	51
Pacific Textile Holdings Ltd.	87,000	50
* HKC Holdings Ltd. Warrants Exp. 06/09/2011	200,760	2
		6,534
Hungary (0.0%)
* Egis Gyogyszergyar Nyrt	523	51

India (3.3%)
Titan Industries Ltd.	11,284	683
Cummins India Ltd.	40,919	562
Yes Bank Ltd.	84,190	538
LIC Housing Finance Ltd.	21,473	527
IndusInd Bank Ltd.	103,685	458
IVRCL Infrastructures & Projects Ltd.	120,153	449
Exide Industries Ltd.	140,852	442
Federal Bank Ltd.	58,214	435
United Phosphorus Ltd.	108,620	432
Indian Hotels Co. Ltd.	199,352	427
Tata Global Beverages Ltd.	163,670	410
Andhra Bank	132,655	410
IFCI Ltd.	285,867	386
CESC Ltd.	43,890	374
Patni Computer Systems Ltd.	34,840	353
* Indiabulls Real Estate Ltd.	98,752	350
Aurobindo Pharma Ltd.	15,008	314
Petronet LNG Ltd.	160,134	313
Jain Irrigation Systems Ltd.	11,705	312
Allahabad Bank	74,548	309
Thermax Ltd.	18,118	297
* Jindal Saw Ltd.	69,477	294
GTL Ltd.	30,472	281
Shree Renuka Sugars Ltd.	202,866	277
* GVK Power & Infrastructure Ltd.	280,331	264
Nagarjuna Construction Co.	68,800	256
Century Textile & Industries Ltd.	25,927	251
IRB Infrastructure Developers Ltd.	34,852	220
Gujarat State Petronet Ltd.	94,531	217
Biocon Ltd.	31,847	213
Alstom Projects India Ltd.	13,891	211
Nava Bharat Ventures Ltd.	22,110	191
Sterlite Technologies Ltd.	85,739	190
Sintex Industries Ltd.	23,127	186
Opto Circuits India Ltd.	30,643	182
Videocon Industries Ltd.	39,351	180
Voltas Ltd.	38,000	175
Rolta India Ltd.	47,529	174
Apollo Tyres Ltd.	124,632	172
* Indraprastha Gas Ltd.	26,072	169

Torrent Pharmaceuticals Ltd.	13,824	169
* Hindustan Oil Exploration	35,004	166
Welspun Corp. Ltd.	30,872	165
Godrej Consumer Products Ltd.	22,229	165
Hindustan Construction Co.	56,128	162
India Cements Ltd.	69,022	160
Usha Martin Ltd.	88,350	158
Gammon India Ltd.	33,716	157
UCO Bank	78,235	157
* Chennai Petroleum Corp. Ltd.	27,137	152
Bombay Dyeing & Manufacturing Co. Ltd.	13,287	150
Gujarat NRE Coke Ltd.	111,256	148
Bank of Rajasthan	38,192	145
BEML Ltd.	6,581	145
Gujarat State Fertilisers & Chemicals Ltd.	23,383	144
Sterling Biotech Ltd.	61,147	141
Indian Overseas Bank	56,512	140
Amtek Auto Ltd.	34,302	139
HCL Infosystems Ltd.	62,098	137
Indian Bank	28,060	136
CMC Ltd.	3,596	136
Monnet Ispat & Energy Ltd.	14,033	135
Syndicate Bank	59,659	135
Educomp Solutions Ltd.	10,208	134
* Hotel Leela Venture Ltd.	127,786	134
Patel Engineering Ltd.	13,790	125
* JSL Stainless Ltd.	54,699	123
Electrosteel Castings Ltd.	116,049	122
Balrampur Chini Mills Ltd.	67,079	120
Karnataka Bank Ltd.	31,759	116
Bajaj Hindusthan Ltd.	45,156	113
Kesoram Industries Ltd.	17,774	112
TVS Motor Co. Ltd.	37,189	112
Cadila Healthcare Ltd.	8,078	111
Chambal Fertilizers & Chemicals Ltd.	77,165	111
Deccan Chronicle Holdings Ltd.	38,018	110
Ballarpur Industries Ltd.	147,656	105
SRF Ltd.	20,313	105
Gujarat Mineral Development Corp. Ltd.	39,629	103
Finolex Industries Ltd.	55,785	103
Great Offshore Ltd.	11,695	103
India Infoline Ltd.	49,163	97
* Parsvnath Developers Ltd.	34,361	97
Gateway Distriparks Ltd.	40,141	95
Gujarat Narmada Valley Fertilizers Co. Ltd.	36,338	90
Praj Industries Ltd.	54,203	90
Areva T&D India Ltd.	14,304	89
Peninsula Land Ltd.	57,972	86
Triveni Engineering & Industries Ltd.	37,869	85
Maharashtra Seamless Ltd.	9,680	84
Nagarjuna Fertilizers & Chemicals	127,492	84
Radico Khaitan Ltd.	30,378	83
Ansal Properties & Infrastructure Ltd.	47,003	81
* Ispat Industries Ltd.	213,042	81
Mercator Lines Ltd.	78,369	79
Ruchi Soya Industries Ltd.	34,533	76
Moser Baer India Ltd.	54,475	76
* Prakash Industries Ltd.	20,137	75

Jaiprakash Power Ventures Ltd.	45,938	69
* Raymond Ltd.	13,060	65
SREI Infrastructure Finance Ltd.	34,121	61
South Indian Bank Ltd.	14,465	60
Everest Kanto Cylinder Ltd.	23,482	60
Indiabulls Securities Ltd.	93,222	52
		20,203
Indonesia (0.7%)
Kalbe Farma Tbk PT	2,990,700	820
Charoen Pokphand Indonesia Tbk PT	638,500	372
* Barito Pacific Tbk PT	2,197,500	261
Medco Energi Internasional Tbk PT	774,000	260
* Holcim Indonesia Tbk PT	831,000	221
Summarecon Agung Tbk PT	2,027,500	211
Jasa Marga PT	694,500	208
Timah Tbk PT	749,500	208
* Lippo Karawaci Tbk PT	3,800,800	206
* Indah Kiat Pulp and Paper Corp. Tbk PT	916,000	181
* Bakrie and Brothers Tbk PT	31,788,500	178
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	166,000	165
* Ciputra Development Tbk PT	3,778,000	161
Bakrieland Development Tbk PT	10,554,090	158
Bakrie Sumatera Plantations Tbk PT	4,261,500	146
* Bakrie Telecom Tbk PT	8,224,500	142
* Bisi International PT	746,500	123
* Indika Energy Tbk PT	204,500	76
* Energi Mega Persada Tbk PT	5,795,500	66
* Bakrie Sumatera Plantations Tbk PT Warrants Exp. 02/18/2013	94,500	1
		4,164
Ireland (0.6%)
DCC PLC	27,106	666
Paddy Power PLC	11,913	432
C&C Group PLC	100,157	424
* Kingspan Group PLC	59,764	419
Grafton Group PLC	85,993	324
* Smurfit Kappa Group PLC	29,387	303
United Drug PLC	75,743	240
Glanbia PLC	54,872	235
* Irish Life & Permanent Group Holdings PLC	88,805	202
Greencore Group PLC	95,517	166
* Independent News & Media PLC	127,988	119
* Aer Lingus	70,063	85
FBD Holdings PLC	9,208	82
Fyffes PLC	147,806	69
* Smurfit Kappa Group PLC	6,094	63
Total Produce PLC	113,909	53
C&C Group PLC	11,196	47
		3,929
Israel (0.3%)
B Communications Ltd.	9,692	219
Frutarom Industries Ltd.	25,313	205
* Mellanox Technologies Ltd.	10,545	176
FMS Enterprises Migun Ltd.	6,026	166
* Internet Gold-Golden Lines Ltd.	6,172	131
Ituran Location and Control Ltd.	8,568	119
* Hadera Paper Ltd.	1,541	108
Alony Hetz Properties & Investments Ltd.	21,893	96

* Retalix Ltd.	7,204	92
Shikun & Binui Ltd.	40,313	79
* Gilat Satellite Networks Ltd.	14,900	77
* Ceragon Networks Ltd.	9,515	72
* Given Imaging Ltd.	4,343	71
* Elco Holdings Ltd.	5,355	65
* Alon Holdings Blue Square Ltd.	5,842	64
* Jerusalem Economy Ltd.	7,742	53
* Electra Ltd.	488	47
* Delek Real Estate Ltd.	101,622	38
		1,878
Italy (2.0%)
Prysmian SPA	58,485	988
Societa Cattolica di Assicurazioni SCRL	22,328	596
Davide Campari-Milano SPA	92,786	488
Azimut Holding SPA	39,252	393
Iren SPA	242,630	387
Ansaldo STS SPA	28,473	372
Societa Iniziative Autostradali e Servizi SPA	38,292	366
* Impregilo SPA	124,940	332
Hera SPA	174,534	331
* ACEA SPA	28,475	327
Piccolo Credito Valtellinese Scarl	63,342	316
DiaSorin SPA	8,284	306
Tod's SPA	3,747	285
Beni Stabili SPA	320,332	265
Credito Emiliano SPA	38,184	243
* CIR-Compagnie Industriali Riunite SPA	128,558	243
Danieli & C Officine Meccaniche SPA	22,103	239
Recordati SPA	31,502	236
ERG SPA	17,866	233
* Cofide SPA	262,444	221
Italmobiliare SPA	9,713	212
* Banca Popolare dell'Etruria e del Lazio	49,568	211
Maire Tecnimont SPA	53,697	200
Autostrada Torino-Milano SPA	13,955	191
Piaggio & C SPA	66,217	188
* Arnoldo Mondadori Editore SPA	56,748	187
Milano Assicurazioni SPA	88,399	172
Indesit Co. SPA	14,334	170
MARR SPA	19,534	168
Amplifon SPA	34,009	167
* Premafin Finanziaria SPA	142,672	164
* Safilo Group SPA	14,080	153
* Interpump Group SPA	28,354	153
Trevi Finanziaria SPA	9,392	151
* Sorin SPA	76,113	148
Banca Generali SPA	12,906	143
Banco di Desio e della Brianza SPA	26,682	131
Italmobiliare SPA	3,975	131
Geox SPA	22,173	124
* Gemina SPA	175,498	113
Credito Artigiano SPA	57,630	108
* Gruppo Editoriale L'Espresso SPA	51,774	108
Danieli & C Officine Meccaniche SPA	5,081	98
* Gruppo Coin SPA	12,783	98
* Fastweb SPA	5,599	86

*	DeA Capital SPA	54,287	84
*,^ Tiscali SPA		579,684	84
	Industria Macchine Automatiche SPA	4,516	81
	Esprinet SPA	8,354	79
	Astaldi SPA	13,069	78
*	Snai SPA	19,897	78
^	Landi Renzo SPA	16,656	76
	Brembo SPA	9,945	68
	Cementir Holding SPA	21,322	65
	Nice SPA	16,106	63
*,^ Pirelli & C Real Estate SPA		127,321	61
*	RCS MediaGroup SPA	42,859	61
*	Seat Pagine Gialle SPA	285,800	51
*	Sogefi SPA	18,986	51
*	Datalogic SPA	9,661	51
*	Digital Multimedia Technologies SPA	2,995	51
*	IMMSI SPA	48,063	50
	Immobiliare Grande Distribuzione	29,145	44
*	Telecom Italia Media SPA	157,404	39
*	Interpump Group SPA Warrants Exp. 10/31/2012	2,440	2
*	Tiscali SPA Warrants Exp. 12/15/2014	221,192	1
			12,160
Japan (11.9%)
^	eAccess Ltd.	828	534
	Rohto Pharmaceutical Co. Ltd.	40,000	491
	Kyowa Exeo Corp.	48,200	446
	KYORIN Holdings Inc.	30,000	419
	Sankyu Inc.	99,000	417
	Sawai Pharmaceutical Co. Ltd.	4,600	408
	OSG Corp.	35,500	390
	Japan Airport Terminal Co. Ltd.	25,200	388
^	Hitachi Zosen Corp.	268,500	382
	Park24 Co. Ltd.	35,200	377
	Duskin Co. Ltd.	21,000	373
	Shochiku Co. Ltd.	54,000	368
	Fuji Oil Co. Ltd.	24,900	367
*	TOMONY Holdings Inc.	99,000	362
	Exedy Corp.	12,100	348
	Yamagata Bank Ltd.	74,000	346
	FP Corp.	6,500	346
	Miura Co. Ltd.	14,200	334
	Accordia Golf Co. Ltd.	357	333
	Kiyo Holdings Inc.	249,000	332
	Iwatani Corp.	117,000	329
	K's Holdings Corp.	14,960	329
	Horiba Ltd.	12,000	324
	Bank of Iwate Ltd.	5,800	323
	Hosiden Corp.	30,000	320
	Kyudenko Corp.	58,000	318
	Takasago Thermal Engineering Co. Ltd.	36,900	317
	Hoshizaki Electric Co. Ltd.	17,900	314
	Ryosan Co. Ltd.	12,100	309
	Maeda Road Construction Co. Ltd.	38,000	307
	Nippon Flour Mills Co. Ltd.	59,000	307
	Asahi Diamond Industrial Co. Ltd.	19,000	304
^	Toyo Tanso Co. Ltd.	6,000	302
	Okinawa Electric Power Co. Inc.	5,900	302

	KUREHA Corp.	60,000	301
*,^ Anritsu Corp.		50,000	299
	Sanyo Chemical Industries Ltd.	43,000	298
	Hogy Medical Co. Ltd.	6,200	297
	Nisshin Oillio Group Ltd.	59,000	295
	Nichicon Corp.	22,700	293
	Nifco Inc.	12,900	293
	Inaba Denki Sangyo Co. Ltd.	11,800	292
	Geo Corp.	238	291
	Kayaba Industry Co. Ltd.	73,000	288
	Sumitomo Warehouse Co. Ltd.	60,000	288
	Tokai Tokyo Financial Holdings Inc.	79,000	287
	Toho Holdings Co. Ltd.	19,200	286
	Pioneer Corp.	78,200	285
	Fancl Corp.	18,900	283
	Hitachi Kokusai Electric Inc.	35,000	282
	Kakaku.com Inc.	60	279
	Hanwa Co. Ltd.	69,000	279
	Tadano Ltd.	56,000	275
	Sanyo Special Steel Co. Ltd.	53,000	274
	Nichi-iko Pharmaceutical Co. Ltd.	7,600	273
	Aica Kogyo Co. Ltd.	23,800	272
	Toagosei Co. Ltd.	61,000	270
	Sanrio Co. Ltd.	18,100	266
^	Mizuno Corp.	59,000	266
	Sangetsu Co. Ltd.	12,100	266
	Kadokawa Group Holdings Inc.	12,700	265
	NSD Co. Ltd.	24,400	264
	Ricoh Leasing Co. Ltd.	10,800	260
	Resorttrust Inc.	17,900	257
	Tsubakimoto Chain Co.	61,000	255
	Joshin Denki Co. Ltd.	26,000	254
	Toei Co. Ltd.	59,000	253
	Nachi-Fujikoshi Corp.	84,000	250
	Bank of the Ryukyus Ltd.	22,400	250
	Mitsuboshi Belting Co. Ltd.	55,000	249
	Meitec Corp.	14,700	248
	NOF Corp.	60,000	247
	Daiseki Co. Ltd.	12,100	247
	Komori Corp.	23,800	246
	Saizeriya Co. Ltd.	13,000	244
	Okumura Corp.	68,000	243
	Okamoto Industries Inc.	59,000	243
	Kappa Create Co. Ltd.	11,750	242
	Shimizu Bank Ltd.	5,800	241
	Morinaga Milk Industry Co. Ltd.	63,000	239
	ADEKA Corp.	24,400	238
	Sanki Engineering Co. Ltd.	30,000	237
	MOS Food Services Inc.	13,700	235
*	Makino Milling Machine Co. Ltd.	39,000	235
	Nissin Kogyo Co. Ltd.	16,000	233
	Hokuto Corp.	11,800	233
	Toyo Ink Manufacturing Co. Ltd.	60,000	232
	Fuji Soft Inc.	14,200	232
	Central Glass Co. Ltd.	60,000	231
	M3 Inc.	51	231
	Kitz Corp.	46,000	230
	Nakamuraya Co. Ltd.	46,000	230

	Oiles Corp.	13,900	229
	Seikagaku Corp.	22,700	229
	Tsuruha Holdings Inc.	5,900	227
^	Hulic Co. Ltd.	35,100	227
	Aichi Steel Corp.	53,000	226
	IBJ Leasing Co. Ltd.	12,000	225
	Fuyo General Lease Co. Ltd.	9,800	225
	Keihin Corp.	12,400	224
	Sugi Holdings Co. Ltd.	10,200	224
	Nihon Kohden Corp.	12,100	224
	Zensho Co. Ltd.	23,900	223
	Noritz Corp.	12,200	222
	Izumiya Co. Ltd.	50,000	220
	Musashi Seimitsu Industry Co. Ltd.	10,600	219
	Futaba Corp.	12,100	218
	Pigeon Corp.	5,900	217
	Itoham Foods Inc.	58,000	215
	FCC Co. Ltd.	11,100	215
	Nippon Denko Co. Ltd.	36,000	214
	Denki Kogyo Co. Ltd.	44,400	211
	Aderans Holdings Co. Ltd.	17,200	210
	Mitsui Sugar Co. Ltd.	60,000	209
	Tokyo Ohka Kogyo Co. Ltd.	12,100	207
	Mitsui-Soko Co. Ltd.	59,000	207
*	Alpine Electronics Inc.	17,100	206
	Yamanashi Chuo Bank Ltd.	51,000	205
	Daio Paper Corp.	25,624	205
*,^ Daiei Inc.		42,300	202
	Topy Industries Ltd.	90,000	202
	Nikkiso Co. Ltd.	26,000	202
	Sanken Electric Co. Ltd.	51,000	200
	Seiren Co. Ltd.	33,100	200
^	EDION Corp.	26,100	200
	Nippon Soda Co. Ltd.	56,000	199
	San-A Co. Ltd.	5,400	198
	Fujitec Co. Ltd.	38,000	198
	Yamazen Corp.	46,900	198
	Akita Bank Ltd.	59,000	197
^	Tomy Co. Ltd.	24,700	197
	TS Tech Co. Ltd.	12,500	196
	Sanwa Holdings Corp.	61,000	195
	Maruha Nichiro Holdings Inc.	121,000	194
	Nippon Suisan Kaisha Ltd.	56,800	193
	Noritake Co. Ltd.	54,000	193
	Bank of Okinawa Ltd.	6,000	193
	Sakai Chemical Industry Co. Ltd.	48,000	193
	Shikoku Bank Ltd.	60,000	192
^	Meidensha Corp.	61,000	190
	Taikisha Ltd.	12,000	189
	Japan Securities Finance Co. Ltd.	32,300	189
*	Furukawa Co. Ltd.	177,000	189
	Yodogawa Steel Works Ltd.	44,800	188
*	Nippon Light Metal Co. Ltd.	127,000	187
	Tokyo Seimitsu Co. Ltd.	13,700	186
	Earth Chemical Co. Ltd.	6,000	186
	Toho Zinc Co. Ltd.	51,000	185
	Nitta Corp.	11,900	185
	Hitachi Transport System Ltd.	12,800	185

	Toyo Engineering Corp.	59,000	185
	Ryoyo Electro Corp.	17,200	184
	Daihen Corp.	43,000	183
	Ariake Japan Co. Ltd.	11,900	182
	Doutor Nichires Holdings Co. Ltd.	13,800	180
	AOKI Holdings Inc.	12,000	179
	Daibiru Corp.	23,800	179
	Nippon Signal Co. Ltd.	23,800	178
	Daifuku Co. Ltd.	30,500	178
	Kaken Pharmaceutical Co. Ltd.	18,000	178
	Nichiden Corp.	5,900	177
	Toho Bank Ltd.	60,000	176
*	Unitika Ltd.	203,000	176
	Maeda Corp.	66,000	176
	Sanyo Shokai Ltd.	44,000	176
	Mikuni Coca-Cola Bottling Co. Ltd.	21,200	176
	Tamron Co. Ltd.	10,500	175
	Mandom Corp.	6,300	175
	Minato Bank Ltd.	117,000	174
	Nippon Gas Co. Ltd.	11,700	174
	Marudai Food Co. Ltd.	59,000	174
	Bank of Saga Ltd.	59,000	173
*	Sumitomo Light Metal Industries Ltd.	165,000	172
	Kuroda Electric Co. Ltd.	12,200	172
	Nihon Unisys Ltd.	23,800	170
	Wacom Co. Ltd.	120	169
	Mie Bank Ltd.	58,000	168
	Fujimi Inc.	11,900	167
	NET One Systems Co. Ltd.	135	165
	Eighteenth Bank Ltd.	59,000	165
	Shinko Plantech Co. Ltd.	17,800	165
	Shibusawa Warehouse Co. Ltd.	49,000	165
	Amano Corp.	20,100	164
	Nagaileben Co. Ltd.	6,700	164
	Century Tokyo Leasing Corp.	13,600	163
	Sakata Seed Corp.	12,100	163
	Oyo Corp.	21,500	163
	Morinaga & Co. Ltd.	71,000	163
	Toyo Corp.	14,700	162
	Miyazaki Bank Ltd.	59,000	161
	Nippon Carbon Co. Ltd.	56,000	160
	Tokyo Dome Corp.	60,000	159
	Japan Vilene Co. Ltd.	36,000	159
	Arcs Co. Ltd.	11,800	158
	Daisan Bank Ltd.	54,000	158
*	Nippon Steel Trading Co. Ltd.	54,000	157
	GMO internet Inc.	40,800	157
*,^ Iseki & Co. Ltd.		60,000	156
	Ryoshoku Ltd.	6,300	155
	Megachips Corp.	10,200	155
	Ehime Bank Ltd.	60,000	155
	Canon Electronics Inc.	6,300	154
	Akebono Brake Industry Co. Ltd.	33,100	152
	Kyoei Steel Ltd.	9,000	151
	Hokuetsu Kishu Paper Co. Ltd.	30,500	151
	So-net Entertainment Corp.	62	149
	Showa Sangyo Co. Ltd.	48,000	149
	Foster Electric Co. Ltd.	5,500	148

Heiwado Co. Ltd.	11,800	147
Xebio Co. Ltd.	7,400	147
Atsugi Co. Ltd.	118,000	146
Heiwa Real Estate Co. Ltd.	61,000	146
Paris Miki Holdings Inc.	18,100	144
Tokushu Tokai Paper Co. Ltd.	59,000	144
* Nippon Chemi-Con Corp.	29,000	144
Fukui Bank Ltd.	45,000	143
Aomori Bank Ltd.	59,000	143
Marusan Securities Co. Ltd.	25,600	143
Tokyo Rope Manufacturing Co. Ltd.	56,000	142
Nitto Boseki Co. Ltd.	61,000	140
Sintokogio Ltd.	18,400	139
Asahi Organic Chemicals Industry Co. Ltd.	59,000	138
Nitto Kohki Co. Ltd.	6,200	138
HIS Co. Ltd.	6,000	138
Mitsubishi Paper Mills Ltd.	119,000	137
Iino Kaiun Kaisha Ltd.	27,200	137
^ Yoshinoya Holdings Co. Ltd.	119	136
Seiko Holdings Corp.	43,000	135
Star Micronics Co. Ltd.	12,700	135
Nippon Beet Sugar Manufacturing Co. Ltd.	60,000	135
Japan Wool Textile Co. Ltd.	18,000	134
Toyo Tire & Rubber Co. Ltd.	58,000	134
Saibu Gas Co. Ltd.	48,000	133
WATAMI Co. Ltd.	6,900	133
Chudenko Corp.	11,700	132
Fuji Seal International Inc.	6,000	132
Parco Co. Ltd.	18,100	132
Max Co. Ltd.	11,000	131
* Ryobi Ltd.	40,000	131
Prima Meat Packers Ltd.	117,000	131
Chofu Seisakusho Co. Ltd.	6,100	131
Tokyo Tomin Bank Ltd.	11,900	130
SHO-BOND Holdings Co. Ltd.	6,100	130
TKC	7,600	130
Fuji Co. Ltd.	7,300	130
Nippon Densetsu Kogyo Co. Ltd.	13,000	129
Nihon Parkerizing Co. Ltd.	10,000	129
Moshi Moshi Hotline Inc.	6,050	126
Kisoji Co. Ltd.	6,000	126
Godo Steel Ltd.	52,000	125
Penta-Ocean Construction Co. Ltd.	90,500	125
ASKUL Corp.	6,300	124
* CSK Holdings Corp.	29,900	123
Nippon Shinyaku Co. Ltd.	10,000	123
Stella Chemifa Corp.	3,100	122
* Oki Electric Industry Co. Ltd.	152,000	121
Toa Corp.	118,000	120
Tomato Bank Ltd.	60,000	120
Michinoku Bank Ltd.	59,000	119
Sasebo Heavy Industries Co. Ltd.	60,000	119
Toshiba Plant Systems & Services Corp.	10,000	119
Nippon Thompson Co. Ltd.	18,000	119
Nichias Corp.	29,000	118
Cosel Co. Ltd.	8,100	118
Itochu Enex Co. Ltd.	23,600	118
* Futaba Industrial Co. Ltd.	17,100	118

* Chiba Kogyo Bank Ltd.	17,600	118
Enplas Corp.	5,500	118
Kato Sangyo Co. Ltd.	7,700	117
Nagano Bank Ltd.	60,000	117
* JVC Kenwood Holdings Inc.	34,160	117
Yachiyo Bank Ltd.	6,000	116
^ Daiwabo Holdings Co. Ltd.	56,000	116
^ Unipres Corp.	6,900	115
Sanden Corp.	35,000	115
Jaccs Co. Ltd.	60,000	114
Towa Bank Ltd.	128,000	114
Higashi-Nippon Bank Ltd.	59,000	114
Megmilk Snow Brand Co. Ltd.	6,100	113
TOC Co. Ltd.	30,700	113
Towa Pharmaceutical Co. Ltd.	1,900	112
Nippo Corp.	16,000	111
TV Tokyo Corp.	5,800	111
Okamura Corp.	19,000	111
CKD Corp.	16,700	110
* Daikyo Inc.	66,000	110
Senshukai Co. Ltd.	18,600	107
T-Gaia Corp.	63	107
Nihon Dempa Kogyo Co. Ltd.	6,100	107
Koa Corp.	9,700	107
Transcosmos Inc.	11,700	106
^ Tsugami Corp.	17,000	106
Aiphone Co. Ltd.	6,300	105
^ Toda Kogyo Corp.	12,000	104
Shinmaywa Industries Ltd.	28,000	103
* Cedyna Financial Corp.	58,800	103
Mars Engineering Corp.	5,900	102
Kurabo Industries Ltd.	64,000	102
Paramount Bed Co. Ltd.	4,300	101
Coca-Cola Central Japan Co. Ltd.	7,700	100
Seika Corp.	45,000	100
Chugoku Marine Paints Ltd.	14,000	100
Asahi Holdings Inc.	4,800	99
Hokuetsu Bank Ltd.	60,000	99
* Kanematsu Corp.	124,000	99
DCM Holdings Co. Ltd.	19,200	99
AOC Holdings Inc.	20,800	98
Showa Corp.	17,700	98
Life Corp.	6,300	96
Descente Ltd.	17,000	95
Melco Holdings Inc.	2,800	95
Alpen Co. Ltd.	6,000	95
Sankyo-Tateyama Holdings Inc.	78,000	94
Nippon Yakin Kogyo Co. Ltd.	29,500	94
^ SMK Corp.	19,000	92
Idec Corp.	9,200	92
^ Aeon Delight Co. Ltd.	4,700	91
Osaka Steel Co. Ltd.	5,900	91
Nippon Synthetic Chemical Industry Co. Ltd.	15,000	91
Japan Radio Co. Ltd.	37,000	91
JFE Shoji Holdings Inc.	22,000	90
Kanto Auto Works Ltd.	12,100	90
Sanyo Denki Co. Ltd.	17,000	90
Japan Aviation Electronics Industry Ltd.	14,000	90

	Tokyo Rakutenchi Co. Ltd.	23,000	89
	Mitsubishi Pencil Co. Ltd.	6,100	89
	Valor Co. Ltd.	11,300	89
^	Dr Ci:Labo Co. Ltd.	29	88
	Royal Holdings Co. Ltd.	8,800	88
	Sanshin Electronics Co. Ltd.	10,400	88
	Oita Bank Ltd.	28,000	88
	Sekisui Jushi Corp.	9,000	87
	Goldcrest Co. Ltd.	4,270	87
	Temp Holdings Co. Ltd.	10,500	87
	ST Corp.	7,500	87
	Kanto Denka Kogyo Co. Ltd.	13,000	86
	Tachi-S Co. Ltd.	8,400	86
	Inabata & Co. Ltd.	18,500	86
	Iwai Cosmo Holdings Inc.	11,700	86
	Fuji Fire & Marine Insurance Co. Ltd.	63,000	86
	Shoei Co. Ltd.	11,600	86
	Nissan Shatai Co. Ltd.	12,000	85
	Nichii Gakkan Co.	9,800	85
	Kaga Electronics Co. Ltd.	8,200	84
	Roland Corp.	7,100	84
	Takara Standard Co. Ltd.	13,000	84
	Riken Corp.	24,000	84
^	Gulliver International Co. Ltd.	1,700	83
*,^ Daiichi Chuo KK		30,000	83
	Nippon Konpo Unyu Soko Co. Ltd.	7,000	83
	Aichi Bank Ltd.	1,300	82
	Bic Camera Inc.	199	82
	Nishimatsu Construction Co. Ltd.	66,000	81
	Takaoka Electric Manufacturing Co. Ltd.	23,000	81
	Tsutsumi Jewelry Co. Ltd.	3,500	81
*	Fujiya Co. Ltd.	41,000	81
	Japan Pulp & Paper Co. Ltd.	24,000	81
	DTS Corp.	6,800	81
	Furukawa-Sky Aluminum Corp.	30,000	81
	Mito Securities Co. Ltd.	42,000	81
	Nidec Copal Corp.	5,100	81
	Taiyo Ink Manufacturing Co. Ltd.	2,900	80
	Trusco Nakayama Corp.	5,300	79
	Shimojima Co. Ltd.	5,600	79
	Bando Chemical Industries Ltd.	24,000	79
	Doshisha Co. Ltd.	3,500	79
*	Tobishima Corp.	280,500	78
	Jeol Ltd.	23,000	78
	Osaki Electric Co. Ltd.	9,000	78
	Shinko Shoji Co. Ltd.	8,800	78
	Nippon Seiki Co. Ltd.	7,000	77
	Ines Corp.	11,800	77
	Hisaka Works Ltd.	7,000	76
	Mitsubishi Steel Manufacturing Co. Ltd.	36,000	75
*	Press Kogyo Co. Ltd.	26,000	75
	Kyodo Printing Co. Ltd.	31,000	75
	Chiyoda Co. Ltd.	6,100	75
	Ichiyoshi Securities Co. Ltd.	11,200	74
	United Arrows Ltd.	6,100	74
	Sankyo Seiko Co. Ltd.	25,900	74
	Ministop Co. Ltd.	5,300	73
	Yorozu Corp.	5,000	73

*,^ Aiful Corp.		51,800	73
	Shindengen Electric Manufacturing Co. Ltd.	19,000	72
	Nippon Coke & Engineering Co. Ltd.	48,500	71
	Maezawa Kyuso Industries Co. Ltd.	5,900	71
	Shin-Etsu Polymer Co. Ltd.	12,000	71
	Namura Shipbuilding Co. Ltd.	12,500	70
	Aida Engineering Ltd.	17,800	70
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	15,000	70
	Tamura Corp.	21,000	70
	Toyo Securities Co. Ltd.	43,000	70
	Calsonic Kansei Corp.	23,000	69
	Arisawa Manufacturing Co. Ltd.	9,100	69
	Fujimori Kogyo Co. Ltd.	5,100	68
	Ryoden Trading Co. Ltd.	12,000	68
	Toyo Kohan Co. Ltd.	12,000	68
	Asahi Co. Ltd.	4,600	68
	Sato Corp.	5,400	68
	Yokogawa Bridge Holdings Corp.	10,000	67
	Vital KSK Holdings Inc.	11,600	67
	Honeys Co. Ltd.	3,960	66
	Fujitsu General Ltd.	12,000	66
	Internet Initiative Japan Inc.	24	66
*	Aplus Financial Co. Ltd.	121,500	66
*	Ishihara Sangyo Kaisha Ltd.	88,000	66
*,^ Kenedix Inc.		393	66
	Toshiba Machine Co. Ltd.	18,000	65
	Union Tool Co.	2,600	65
	Vantec Corp.	47	65
	Tocalo Co. Ltd.	3,800	64
	PGM Holdings K K	104	64
	Shinkawa Ltd.	4,800	64
	Nihon Nohyaku Co. Ltd.	14,000	64
	Avex Group Holdings Inc.	5,000	63
	Ship Healthcare Holdings Inc.	94	63
^	Torishima Pump Manufacturing Co. Ltd.	4,100	63
	Hibiya Engineering Ltd.	7,100	62
	Hokuriku Electric Industry Co. Ltd.	31,000	62
	Nice Holdings Inc.	30,000	61
	NEC Networks & System Integration Corp.	4,700	61
	Achilles Corp.	43,000	61
	NEC Fielding Ltd.	5,300	61
	Pilot Corp.	35	60
	Nippon Sharyo Ltd.	13,000	60
	Best Denki Co. Ltd.	23,000	60
*	Mitsuba Corp.	12,000	60
	Japan Digital Laboratory Co. Ltd.	5,800	59
	Nitto Kogyo Corp.	6,600	59
	Pronexus Inc.	11,400	59
	Kyokuto Securities Co. Ltd.	7,200	59
	Teikoku Piston Ring Co. Ltd.	7,400	58
	Daiwa Industries Ltd.	12,000	58
*	Invoice Inc.	4,293	57
	Nohmi Bosai Ltd.	10,000	57
	Taihei Dengyo Kaisha Ltd.	8,000	57
	Modec Inc.	3,700	57
	Matsuya Co. Ltd.	7,900	57
	FIDEA Holdings Co. Ltd.	30,000	57
	Toyo Kanetsu KK	36,000	57

*	Gakken Holdings Co. Ltd.	27,000	56
	Topcon Corp.	11,500	56
	Kanto Natural Gas Development Ltd.	11,000	56
^	Gourmet Navigator Inc.	41	56
	T Hasegawa Co. Ltd.	3,600	55
	Information Services International-Dentsu Ltd.	8,000	55
	Rhythm Watch Co. Ltd.	33,000	55
*	Uniden Corp.	20,000	55
	Round One Corp.	12,100	54
	Nihon Yamamura Glass Co. Ltd.	20,000	54
	Kintetsu World Express Inc.	2,200	54
	Arnest One Corp.	4,800	54
*	Dwango Co. Ltd.	29	54
*,^ Juki Corp.		29,000	53
	Colowide Co. Ltd.	10,000	53
	Sekisui Plastics Co. Ltd.	10,000	52
*	Pal Co. Ltd.	1,300	52
	Zuken Inc.	7,600	52
	Okabe Co. Ltd.	12,100	52
*	Clarion Co. Ltd.	24,000	52
	Wood One Co. Ltd.	14,000	51
*	Nidec-Tosok Corp.	2,300	51
	Token Corp.	1,770	51
*	Toko Inc.	30,000	51
	Cocokara Fine Holdings Inc.	2,500	51
	Dai-Dan Co. Ltd.	10,000	51
	Yokohama Reito Co. Ltd.	7,000	50
	Shizuoka Gas Co. Ltd.	7,500	50
	Cosmos Pharmaceutical Corp.	2,000	50
	Nippon Ceramic Co. Ltd.	3,500	50
*	Misawa Homes Co. Ltd.	10,200	50
	Sinanen Co. Ltd.	12,000	50
	OBIC Business Consultants Ltd.	950	50
	CMK Corp.	9,400	49
*	Konishi Co. Ltd.	4,500	49
*	Simplex Technology Inc.	64	49
*	Mitsui High-Tec Inc.	7,000	49
	Nidec Copal Electronics Corp.	6,000	49
	Fuji Kyuko Co. Ltd.	9,000	48
^	Nippon Metal Industry Co. Ltd.	36,000	48
	Yonekyu Corp.	5,500	48
	Macnica Inc.	2,200	48
*	Origin Electric Co. Ltd.	12,000	48
	Nihon M&A Center Inc.	15	48
*	Sodick Co. Ltd.	15,700	47
	Nissen Holdings Co. Ltd.	12,800	47
	Zappallas Inc.	31	47
	Arc Land Sakamoto Co. Ltd.	3,600	47
	Daiken Corp.	18,000	46
	Megane TOP Co. Ltd.	7,100	46
	Nippon Chemical Industrial Co. Ltd.	20,000	46
*	Ohara Inc.	2,900	45
	Tochigi Bank Ltd.	11,000	45
*	SWCC Showa Holdings Co. Ltd.	48,000	45
	Taiko Pharmaceutical Co. Ltd.	3,100	44
	Kentucky Fried Chicken Japan Ltd.	2,000	43
*	Kitagawa Iron Works Co. Ltd.	26,000	41
	Senko Co. Ltd.	13,000	41

* Kumiai Chemical Industry Co. Ltd.	16,000	40
* Nakayama Steel Works Ltd.	27,000	40
		73,968
Malaysia (0.9%)
Top Glove Corp. Bhd.	197,200	412
Bursa Malaysia Bhd.	148,800	330
Genting Plantations Bhd.	147,000	324
* AirAsia Bhd.	663,200	311
Media Prima Bhd.	407,300	278
Malaysian Resources Corp. Bhd.	485,050	258
Supermax Corp. Bhd.	123,875	243
IGB Corp. Bhd.	388,900	230
Berjaya Corp. Bhd.	637,800	217
Kulim Malaysia Bhd.	84,200	209
Multi-Purpose Holdings Bhd.	328,690	209
Boustead Holdings Bhd.	162,420	199
SapuraCrest Petroleum Bhd.	263,200	190
WCT Bhd.	207,200	184
Dialog Group Bhd.	537,350	183
Wah Seong Corp. Bhd.	235,636	182
TAN Chong Motor Holdings Bhd.	119,400	176
KLCC Property Holdings Bhd.	171,200	172
* KNM Group Bhd.	1,069,500	168
Carlsberg Brewery-Malay Bhd.	100,400	162
Malaysian Bulk Carriers Bhd.	165,700	153
Unisem M Bhd.	190,580	138
* UEM Land Holdings Bhd.	253,300	136
Samling Global Ltd.	1,626,000	134
DRB-Hicom Bhd.	350,100	125
OSK Holdings Bhd.	293,900	120
Sunrise Bhd.	157,000	100
* Mulpha International Bhd.	678,000	95
Uchi Technologies Bhd.	170,200	71
Petra Perdana Bhd.	136,600	56
* Berjaya Retail BHD	63,780	26
* Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	2
		5,793
Mexico (0.8%)
Coca-Cola Femsa SAB de CV	97,000	664
Banco Compartamos SA de CV	110,000	663
* Empresas ICA SAB de CV	218,440	550
Grupo Aeroportuario del Sureste SAB de CV Class B	99,700	531
* Desarrolladora Homex SAB de CV	88,600	438
* Corp GEO SAB de CV	146,600	417
TV Azteca SA de CV	633,100	348
* Genomma Lab Internacional SA de CV Class B	78,400	267
Consorcio ARA SAB de CV	403,600	265
* Industrias CH SAB de CV Class B	66,800	240
* Axtel SAB de CV	331,518	213
* Controladora Comercial Mexicana SAB de CV	141,400	131
Grupo Aeroportuario del Centro Norte Sab de CV	73,802	123
* Grupo Simec SAB de CV Class B	49,805	113
* Gruma SAB de CV Class B	70,600	106
* Grupo Famsa SAB de CV Class A	68,057	94
		5,163
Netherlands (1.9%)
Koninklijke Boskalis Westminster NV	23,366	965

	Imtech NV	27,493	767
	Nutreco NV	11,061	668
	Koninklijke Vopak NV	15,446	628
	CSM	21,204	615
*	Crucell NV	31,656	609
*	ASM International NV	21,265	541
	Wereldhave NV	6,331	521
	Eurocommercial Properties NV	13,609	514
	Aalberts Industries NV	33,036	493
*	USG People NV	25,572	393
	Mediq NV	20,139	372
	BinckBank NV	25,261	354
	Vastned Retail NV	5,984	344
	Arcadis NV	15,977	310
	Ten Cate NV	11,022	294
	Koninklijke BAM Groep NV	57,736	279
	Nieuwe Steen Investments Funds NV	14,936	274
*	Wavin NV	17,238	247
*	SNS Reaal NV	44,008	242
	Exact Holding NV	9,487	221
	TKH Group NV	11,124	220
	Unit 4 NV	8,990	198
	Sligro Food Group NV	6,690	190
	Telegraaf Media Groep NV	9,587	181
*	Draka Holding NV	11,295	172
	Beter Bed Holding NV	5,647	126
*,^ TomTom NV		20,041	121
	Grontmij NV	5,713	110
	Macintosh Retail Group NV	5,529	108
	Accell Group	2,304	104
*	Koninklijke Wessanen NV	24,496	92
	Vastned Offices/Industrial NV	6,389	91
	Brunel International NV	2,691	85
*	Heijmans NV	4,892	78
*	Ordina NV	17,273	71
*	Kardan NV	14,775	63
*	AMG Advanced Metallurgical Group NV	6,141	56
	KAS Bank NV	2,966	46
			11,763
New Zealand (0.2%)
	Goodman Property Trust	337,240	225
	Infratil Ltd.	176,571	209
	AMP NZ Office Trust	355,299	181
	New Zealand Oil & Gas Ltd.	142,482	128
	Nuplex Industries Ltd.	59,291	127
*	Fisher & Paykel Appliances Holdings Ltd.	213,122	82
	Freightways Ltd.	38,779	80
	Tower Ltd.	50,936	69
			1,101
Norway (1.5%)
^	Acergy SA	48,232	789
	Marine Harvest ASA	936,553	704
	Schibsted ASA	28,120	628
*	Subsea 7 Inc.	36,900	628
*	Petroleum Geo-Services ASA	63,884	572
^	Frontline Ltd.	18,239	557
	TGS Nopec Geophysical Co. ASA	36,500	483

*,^ DNO International ASA		321,532	440
	ProSafe SE	74,500	345
	SpareBank 1 SR Bank	38,594	312
	Tomra Systems ASA	62,000	304
	SpareBank 1 SMN	39,376	293
	Fred Olsen Energy ASA	8,700	255
	Cermaq ASA	27,000	247
*	Norwegian Property ASA	153,979	239
	Atea ASA	32,580	228
	Veidekke ASA	31,000	205
	ABG Sundal Collier Holding ASA	175,000	188
	Aker ASA	9,450	182
*	Sevan Marine ASA	163,160	165
*	Prosafe Production Public Ltd.	79,176	164
*	Norwegian Energy Co. AS	68,830	154
*	Songa Offshore SE	41,678	130
	Golar LNG Ltd.	11,751	128
	Austevoll Seafood ASA	20,300	126
^	Opera Software ASA	31,000	120
*,^ DOF ASA		14,663	106
	Stolt-Nielsen SA	6,700	103
*	Dockwise Ltd.	4,007	100
*	Pronova BioPharma AS	40,500	99
*	Norske Skogindustrier ASA	80,000	98
	Leroy Seafood Group ASA	4,100	84
	Wilh Wilhelmsen Holding ASA	4,422	81
*	Det Norske Oljeselskap ASA	20,264	78
*	EDB Business Partner ASA	17,651	45
	Rem Offshore ASA	3,800	28
			9,408
Philippines (0.4%)
	Energy Development Corp.	4,560,750	444
	Aboitiz Power Corp.	823,064	365
	International Container Terminal Services Inc.	319,600	222
	Alliance Global Group Inc.	1,490,125	188
*	First Gen Corp.	872,168	182
	Philex Mining Corp.	678,300	157
	Robinsons Land Corp.	461,925	135
	Manila Water Co. Inc.	363,605	134
	Megaworld Corp.	3,536,000	117
	First Philippine Holdings Corp.	90,900	110
*	Universal Robina Corp.	122,800	89
	Filinvest Land Inc.	3,600,000	80
	Vista Land & Lifescapes Inc.	1,389,000	74
			2,297
Poland (0.4%)
	Asseco Poland SA	18,941	339
	PBG SA	4,376	328
	Polimex-Mostostal SA	187,917	292
*	Grupa Lotos SA	26,479	279
*	Synthos SA	416,478	272
*	Bank Millennium SA	145,626	221
	Eurocash SA	26,693	199
*	Netia SA	115,975	186
*	AmRest Holdings SE	6,933	158
*	Echo Investment SA	100,965	156
*	Cersanit SA	29,020	129

	Agora SA	10,944	88
	Budimex SA	2,700	83
*	Bioton SA	1,167,166	80
			2,810
Portugal (0.2%)
	Sonae	300,736	316
	Portucel Empresa Produtora de Pasta e Papel SA	81,558	234
	Semapa-Sociedade de Investimento e Gestao	18,218	180
*	Sonaecom - SGPS SA	82,780	161
^	Mota-Engil SGPS SA	53,972	152
	BANIF SGPS SA	124,640	141
*	Teixeira Duarte - Engenharia Construcoes SA	90,220	116
	REN - Redes Energeticas Nacionais SA	32,220	111
*	Altri SGPS SA	19,000	98
			1,509
Russia (0.5%)
	AK Transneft OAO Prior Pfd.	538	607
*	OGK-2 OAO	9,419,100	482
*	DIXY Group OJSC	29,768	303
*	OGK-6 OAO	6,166,300	222
	Uralsvyazinform	6,396,113	211
*	Vsmpo-Avisma Corp.	1,851	184
*	AvtoVAZ	331,255	153
	Sibirtelecom OJSC	2,412,000	144
*	TGK-5	305,094,200	137
*	Inter-Regional Distribution Network Co. North-West OJSC	18,829,600	128
*	Acron JSC	4,466	119
*	TGK-9 OAO	788,466,000	118
	Nizhnekamskneftekhim Prior Pfd.	553,700	110
*	OGK-1 OAO	2,629,100	94
*	RBC Information Systems	12,981	14
			3,026
Singapore (1.0%)
	Suntec Real Estate Investment Trust	698,000	735
	Singapore Airport Terminal Services Ltd.	289,000	622
	Mapletree Logistics Trust	756,000	490
	Hyflux Ltd.	166,000	395
	Straits Asia Resources Ltd.	219,000	334
	CDL Hospitality Trusts	219,195	323
^	Ezra Holdings Ltd.	201,000	297
	Ascendas India Trust	401,000	280
*	Indofood Agri Resources Ltd.	147,000	252
	Kim Eng Holdings Ltd.	197,000	233
*	Biosensors International Group Ltd.	386,000	232
	Fortune Real Estate Investment Trust	385,000	181
^	Midas Holdings Ltd.	244,000	170
	CSE Global Ltd.	216,000	153
	Goodpack Ltd.	116,000	144
	Ascott Residence Trust	159,000	138
	Frasers Centrepoint Trust	132,000	133
*	Banyan Tree Holdings Ltd.	203,000	130
	K-REIT Asia	139,000	122
*	Sound Global Ltd.	190,000	116
	Raffles Education Corp. Ltd.	541,100	116
*,^ Swiber Holdings Ltd.		151,000	115
	Cambridge Industrial Trust	303,000	114
	Frasers Commercial Trust	1,026,000	113

Hong Leong Asia Ltd.	40,000	105
* KS Energy Services Ltd.	119,000	95
CH Offshore Ltd.	186,000	75
* Jaya Holdings Ltd.	135,000	65
First Ship Lease Trust	194,000	59
^ China XLX Fertiliser Ltd.	120,000	46
K1 Ventures Ltd.	448,000	46
		6,429
South Africa (0.4%)
Aquarius Platinum Ltd.	150,609	645
Astral Foods Ltd.	20,610	321
DataTec Ltd.	59,631	302
SA Corporate Real Estate Fund Nominees Pty Ltd.	602,298	257
Capital Property Fund	201,249	221
Emira Property Fund	102,860	190
City Lodge Hotels Ltd.	13,004	139
* Metorex Ltd.	243,538	122
* Omnia Holdings Ltd.	13,635	118
* Freeworld Coatings Ltd.	68,804	90
* Blue Label Telecoms Ltd.	122,319	75
* Palabora Mining Co. Ltd.	5,085	72
DRDGOLD Ltd.	151,138	64
* Eqstra Holdings Ltd.	77,660	55
* Merafe Resources Ltd.	263,392	49
* Simmer & Jack Mines Ltd.	295,308	43
		2,763
South Korea (2.9%)
Seoul Semiconductor Co. Ltd.	14,584	537
Hyundai Marine & Fire Insurance Co. Ltd.	22,360	460
LG Innotek Co. Ltd.	3,380	457
Orion Corp.	1,493	449
* Celltrion Inc.	26,686	434
SK Chemicals Co. Ltd.	6,937	391
Korean Reinsurance Co.	39,407	390
Macquarie Korea Infrastructure Fund	96,420	364
LG International Corp.	13,200	351
Tong Yang Securities Inc.	37,590	344
Dong-A Pharmaceutical Co. Ltd.	3,624	344
LIG Insurance Co. Ltd.	15,240	330
Poongsan Corp.	10,930	293
Hotel Shilla Co. Ltd.	13,410	289
* Korea Kumho Petrochemical	6,420	288
OCI Materials Co. Ltd.	2,625	248
LG Fashion Corp.	9,860	238
Taekwang Industrial Co. Ltd.	383	236
MegaStudy Co. Ltd.	1,640	236
* SK Broadband Co. Ltd.	52,500	235
Seah Besteel Corp.	12,410	222
* LG Life Sciences Ltd.	5,709	222
LS Industrial Systems Co. Ltd.	2,957	220
* Asiana Airlines	28,780	214
* Hanmi Pharm Co. Ltd.	2,435	206
Meritz Fire & Marine Insurance Co. Ltd.	32,267	200
Samyang Corp.	3,877	191
Hana Tour Service Inc.	4,093	182
Hansol Paper Co.	13,930	177
SFA Engineering Corp.	3,536	175

Dongsuh Co. Inc.	6,217	172
* Neowiz Games Corp.	5,218	168
STX Engine Co. Ltd.	7,300	166
Young Poong Corp.	328	166
Korea Plant Service & Engineering Co. Ltd.	3,084	165
* CJ O Shopping Co. Ltd.	1,639	161
Hanwha Securities Co.	23,568	160
Daewoong Pharmaceutical Co. Ltd.	3,931	157
CJ CGV Co. Ltd.	7,944	155
* Taihan Electric Wire Co. Ltd.	17,000	155
Green Cross Corp.	1,304	151
* Jusung Engineering Co. Ltd.	8,093	149
S&T Dynamics Co. Ltd.	9,060	147
Hyundai Greenfood Co. Ltd.	16,350	146
SK Gas Co. Ltd.	4,284	145
Woongjin Thinkbig Co. Ltd.	6,850	145
* Ssangyong Motor Co.	11,706	138
* Korea Line Corp.	3,024	136
Hanjin Heavy Industries & Construction Holdings Co. Ltd.	13,587	135
Jeonbuk Bank	23,489	132
* Woongjin Chemical Co. Ltd.	124,640	132
* Kolon Industries Inc.	2,417	129
Sung Kwang Bend Co. Ltd.	7,062	129
KIWOOM Securities Co. Ltd.	3,486	128
Daeduck Electronics Co.	20,350	128
Handsome Co. Ltd.	9,220	127
Hanil Cement Co. Ltd.	2,770	125
Samchully Co. Ltd.	1,466	123
Dongbu Securities Co. Ltd.	24,040	123
* Eugene Investment & Securities Co. Ltd.	190,570	122
Binggrae Co. Ltd.	2,960	119
NH Investment & Securities Co. Ltd.	14,130	119
Hyundai Elevator Co. Ltd.	2,700	117
* TK Corp.	6,035	117
* Hanwha General Insurance Co. Ltd.	13,830	117
E1 Corp.	2,628	115
Huchems Fine Chemical Corp.	5,080	115
* Posco ICT Co. Ltd.	15,877	114
Namhae Chemical Corp.	8,270	114
Hanjin Transportation Co. Ltd.	3,534	111
Dongbu Steel Co. Ltd.	12,238	106
Namyang Dairy Products Co. Ltd.	234	99
Taewoong Co. Ltd.	2,154	98
Kumho Electric Co. Ltd.	2,581	97
* Woongjin Holdings Co. Ltd.	9,640	96
KP Chemical Corp.	9,950	96
Sam Young Electronics Co. Ltd.	8,670	95
* Ssangyong Cement Industrial Co. Ltd.	21,310	92
* S&T Daewoo Co. Ltd.	4,130	91
Youngone Corp.	11,634	88
SK Securities Co. Ltd.	45,290	88
* Dongbu HiTek Co. Ltd.	11,470	87
Taeyoung Engineering & Construction	21,740	87
Chong Kun Dang Pharm Corp.	5,610	87
* Daesang Corp.	11,520	86
Doosan Engineering & Construction Co. Ltd.	23,730	85
* Komipharm International Co. Ltd.	2,696	84
* SK Communications Co. Ltd.	5,561	84

*	Youngone Holdings Co. Ltd.	3,620	83
	Kyobo Securities Co.	10,770	83
	Humax Holdings Co. Ltd.	11,685	81
*	Ilyang Pharmaceutical Co. Ltd.	4,020	79
	GS Home Shopping Inc.	1,089	79
	Daeduck GDS Co. Ltd.	9,330	78
	Bukwang Pharmaceutical Co. Ltd.	7,000	77
	Korea Electric Terminal Co. Ltd.	4,600	76
	Dae Han Flour Mills Co. Ltd.	577	74
*	KTB Securities Co. Ltd.	23,510	73
	Kwang Dong Pharmaceutical Co. Ltd.	30,680	71
	Daekyo Co. Ltd.	15,370	69
	KISCO Corp.	2,556	67
	INTOPS Co. Ltd.	3,559	61
	CJ Internet Corp.	5,796	57
	Hankuk Electric Glass Co. Ltd.	1,930	55
*	Osstem Implant Co. Ltd.	4,354	55
	Dongbu Corp.	10,090	55
*	Pyeong San Co. Ltd.	5,869	54
	Hyunjin Materials Co. Ltd.	3,475	53
*	ON*Media Corp.	20,530	53
	KISCO Holdings Co. Ltd.	1,230	52
*	Interpark Corp.	13,533	52
*	Ace Digitech Co. Ltd.	2,597	51
	Kyeryong Construction Industrial Co. Ltd.	4,110	49
*	Korea Digital Communications Corp.	16,871	48
	Hite Holdings Co. Ltd.	2,690	48
*	Forhuman Co. Ltd.	7,715	44
	Sewon Cellontech Co. Ltd.	9,910	42
	Insun ENT Co. Ltd.	14,287	40
	Hanmi Holdings Co. Ltd.	811	34
*	Unison Co. Ltd.	3,492	31
			17,966
Spain (1.6%)
*	Iberia Lineas Aereas de Espana SA	229,628	780
^	Bolsas y Mercados Espanoles SA	27,364	706
	Obrascon Huarte Lain SA	25,836	674
	Ebro Foods SA	37,057	646
	Tecnicas Reunidas SA	9,817	508
	Construcciones y Auxiliar de Ferrocarriles SA	1,117	503
	Prosegur Cia de Seguridad SA	10,084	496
	Viscofan SA	14,743	427
	Grupo Catalana Occidente SA	21,464	402
^	Abengoa SA	14,964	393
^	Sociedad General de Aguas de Barcelona SA Class A	15,148	390
*	Zeltia SA	88,691	388
*,^ NH Hoteles SA		86,134	349
^	Banco Pastor SA	53,866	283
*	Grupo Empresarial Ence SA	76,336	261
^	Sol Melia SA	30,963	258
	Duro Felguera SA	22,906	245
	Antena 3 de Television SA	29,601	215
	Faes Farma SA	62,770	214
*	Tubacex SA	62,838	211
*	Tubos Reunidos SA	68,860	174
	Almirall SA	16,885	160
	Campofrio Food Group SA	16,059	152

	Fersa Energias Renovables SA	59,780	103
*	Realia Business SA	53,147	101
	Caja de Ahorros del Mediterraneo	12,182	97
*,^ SOS Corp. Alimentaria SA		38,467	86
	Pescanova SA	3,271	86
*,^ Promotora de Informaciones SA		26,927	77
	Miquel y Costas & Miquel SA	3,395	73
*,^ La Seda de Barcelona SA Class B		398,289	61
	Fluidra SA	18,019	60
	Cementos Portland Valderrivas SA	3,301	56
*	Codere SA	5,989	54
*	Papeles y Cartones de Europa SA	12,485	52
*	Afirma Grupo Inmobiliario SA	220,815	50
*	Natraceutical SA	92,651	48
			9,839
Sweden (3.1%)
	Getinge AB	72,230	1,599
	Kinnevik Investment AB Class B	69,117	1,298
	Modern Times Group AB Class B	18,624	1,168
	Ratos AB	37,947	1,083
	Hexagon AB Class B	62,808	1,054
	Elekta AB Class B	21,304	618
	Meda AB Class A	71,993	577
	Trelleborg AB Class B	79,059	576
	Castellum AB	53,414	553
	NCC AB Class B	25,141	445
	Lundin Petroleum AB	76,874	427
	JM AB	25,362	414
	Fabege AB	59,152	414
	Husqvarna AB	55,695	393
^	Peab AB	62,967	384
	Wihlborgs Fastigheter AB	17,118	384
	Hufvudstaden AB Class A	43,491	373
	Lundbergforetagen AB Class B	7,086	369
	Kungsleden AB	49,523	352
	Hoganas AB Class B	12,510	346
	Avanza Bank Holding AB	10,190	346
^	Hakon Invest AB	21,155	328
*	Lindab International AB	26,094	314
	Wallenstam AB	15,492	300
	Oresund Investment AB	17,502	281
	Axis Communications AB	20,121	244
	Loomis AB Class B	21,838	236
*,^ SAS AB		59,684	216
	Cardo AB	7,153	209
	Axfood AB	7,222	206
*	Nobia AB	34,845	205
	AarhusKarlshamn AB	9,471	200
	Niscayah Group AB	126,730	194
*	Rezidor Hotel Group AB	37,010	189
	Billerud AB	28,503	184
*,^ PA Resources AB		247,299	184
	Saab AB Class B	14,089	183
	SkiStar AB	9,708	164
	Intrum Justitia AB	14,120	162
	Bure Equity AB	43,736	160
	Clas Ohlson AB	9,638	149

*	Haldex AB	13,364	148
	Klovern AB	39,690	147
*	Black Earth Farming Ltd.	45,073	144
	Munters AB	18,591	139
	Q-Med AB	14,276	128
	Betsson AB	9,156	118
	Mekonomen AB	4,770	111
	Nordnet AB	23,928	95
*	BE Group AB	15,420	91
	HQ AB	10,019	88
*	Gunnebo AB	17,791	75
*,^ Eniro AB		49,531	65
*	TradeDoubler AB	15,591	61
	KappAhl AB	7,454	51
*	Nibe Industrier AB Class B	5,312	50
			18,992
Switzerland (4.2%)
	Sulzer AG	11,116	1,153
*	Clariant AG	84,843	1,125
	Aryzta AG	26,161	1,069
	PSP Swiss Property AG	14,876	982
*,^ Logitech International SA		60,469	951
	EMS-Chemie Holding AG	5,754	895
	Valiant Holding	4,527	880
	Swiss Prime Site AG	13,142	824
	Sika AG	353	665
	Helvetia Holding AG	2,118	657
*	Georg Fischer AG	1,649	651
^	Galenica AG	1,545	621
	Bank Sarasin & Cie AG Class B	15,056	558
*	Panalpina Welttransport Holding AG	6,168	557
*	Dufry Group	6,804	556
	Petroplus Holdings AG	32,613	506
*	Rieter Holding AG	1,603	494
	Partners Group Holding AG	3,366	475
	Basler Kantonalbank	3,525	474
	Banque Cantonale Vaudoise	1,057	471
	Kudelski SA	15,841	467
	Bucher Industries AG	3,835	460
	Forbo Holding AG	938	449
	Kaba Holding AG Class B	1,545	443
*	Temenos Group AG	17,129	439
	Barry Callebaut AG	625	395
*	Meyer Burger Technology AG	14,447	390
	Valora Holding AG	1,296	328
	Flughafen Zuerich AG	985	323
*	Schroder ImmoPLUS	323	311
	Vontobel Holding AG	10,315	308
	St. Galler Kantonalbank AG	657	304
*	Mobimo Holding AG	1,639	300
	Metall Zug AG	109	296
*	OC Oerlikon Corp. AG	71,437	295
	Allreal Holding AG	2,418	284
	Belimo Holding AG	239	282
*	Schmolz & Bickenbach AG	8,733	258
	Implenia AG	9,235	257
	Vetropack Holding AG	149	256

Liechtensteinische Landesbank AG	3,710	250
Tecan Group AG	3,892	245
Schweiter Technologies AG	430	236
Burckhardt Compression Holding AG	1,173	225
Huber & Suhner AG	4,815	215
Swissquote Group Holding SA	5,108	213
Kuoni Reisen Holding AG	678	211
Intershop Holdings	633	176
* Orascom Development Holding AG	3,012	173
Phoenix Mecano AG	293	169
* Bobst Group AG	4,277	162
Verwaltungs- und Privat-Bank AG	1,201	156
* Ascom Holding AG	14,730	150
* Charles Voegele Holding AG	3,271	136
Daetwyler Holding AG	2,013	131
* AFG Arbonia-Forster Hldg	5,660	129
Ypsomed Holding AG	2,328	127
Schulthess Group	3,867	123
* Basilea Pharmaceutica	2,135	117
^ Von Roll Holding AG	21,688	113
Romande Energie Holding SA	74	112
Zehnder Group AG	73	111
Emmi AG	644	99
Bell Holding AG	62	98
Coltene Holding AG	1,633	91
* PubliGroupe AG	848	87
Acino Holding AG	895	82
* Zueblin Immobilien Holding AG	20,963	81
Gurit Holding AG	139	71
VZ Holding AG	833	68
Bellevue Group AG	1,973	66
* Siegfried Holding AG	747	64
Bachem Holding AG	871	53
Cie Financiere Tradition SA	452	46
		25,995
Taiwan (5.7%)
WPG Holdings Co. Ltd.	296,000	609
Tripod Technology Corp.	159,245	605
Powertech Technology Inc.	186,151	569
* Ruentex Industries Ltd.	175,000	504
Clevo Co.	220,773	463
China Life Insurance Co. Ltd.	501,235	444
Simplo Technology Co. Ltd.	74,360	411
Richtek Technology Corp.	47,600	402
Everlight Electronics Co. Ltd.	136,834	390
Far Eastern Department Stores Co. Ltd.	396,020	386
Highwealth Construction Corp.	233,548	360
* Wintek Corp.	370,000	331
* China Petrochemical Development Corp.	591,000	318
Standard Foods Corp.	108,215	314
Ruentex Development Co. Ltd.	184,000	314
* Gintech Energy Corp.	101,964	301
* Nan Kang Rubber Tire Co. Ltd.	223,000	297
TSRC Corp.	204,000	297
Young Fast Optoelectronics Co. Ltd.	33,000	284
Motech Industries Inc.	75,139	280
Phison Electronics Corp.	52,886	275

* Prime View International Co. Ltd.	181,318	263
* Chipbond Technology Corp.	181,000	253
Sino-American Silicon Products Inc.	95,865	246
AmTRAN Technology Co. Ltd.	256,012	245
* Jih Sun Financial Holdings Co. Ltd.	1,504,000	234
Gigabyte Technology Co. Ltd.	219,000	230
* Tainan Spinning Co. Ltd.	514,000	227
LCY Chemical Corp.	179,575	227
Pixart Imaging Inc.	40,177	226
Feng TAY Enterprise Co. Ltd.	239,560	216
Young Optics Inc.	29,478	215
* Shinkong Synthetic Fibers Corp.	610,000	215
* Masterlink Securities Corp.	543,000	208
* Unity Opto Technology Co. Ltd.	110,000	206
Goldsun Development & Construction Co. Ltd.	467,258	202
Kenda Rubber Industrial Co. Ltd.	189,281	202
Elan Microelectronics Corp.	135,410	199
Solar Applied Materials Technology Co.	95,448	199
Tung Ho Steel Enterprise Corp.	227,023	199
Chroma ATE Inc.	98,990	198
King Yuan Electronics Co. Ltd.	438,285	197
Radiant Opto-Electronics Corp.	145,312	197
Pan-International Industrial	125,040	196
Infortrend Technology Inc.	150,885	195
TXC Corp.	108,750	190
* Sintek Photronic Corp.	308,107	189
Greatek Electronics Inc.	191,200	189
Wei Chuan Food Corp.	162,000	186
China Steel Chemical Corp.	62,000	186
Altek Corp.	127,785	185
Depo Auto Parts Ind Co. Ltd.	68,313	184
Yosun Industrial Corp.	110,000	184
* Shihlin Paper Corp.	89,600	182
Tong Yang Industry Co. Ltd.	118,990	181
* Ta Chong Bank Co. Ltd.	748,000	179
Lien Hwa Industrial Corp.	305,095	179
Yieh Phui Enterprise	480,160	178
CTCI Corp.	166,000	178
Formosa International Hotels Corp.	12,300	176
National Petroleum Co. Ltd.	165,000	176
Farglory Land Development Co. Ltd.	88,500	175
Ability Enterprise Co. Ltd.	113,307	174
* USI Corp.	254,000	173
Neo Solar Power Corp.	75,000	173
Huaku Development Co. Ltd.	77,352	173
ALI Corp.	105,056	172
Elite Semiconductor Memory Technology Inc.	89,000	170
China Synthetic Rubber Corp.	174,252	168
St. Shine Optical Co. Ltd.	19,034	166
* China Manmade Fibers Corp.	483,000	165
Silicon Integrated Systems Corp.	253,212	164
* Chung Hung Steel Corp.	400,000	163
Yungtay Engineering Co. Ltd.	149,000	163
* Jess-Link Products Co. Ltd.	49,000	163
* King's Town Bank	388,000	163
Entire Technology Co. Ltd.	35,100	161
* Kinpo Electronics	554,000	159
Kinsus Interconnect Technology Corp.	75,000	157

Ralink Technology Corp.	43,223	156
Test-Rite International Co.	270,067	155
Great Wall Enterprise Co.	154,585	154
Phihong Technology Co. Ltd.	138,000	154
Holystone Enterprise Co. Ltd.	118,672	154
UPC Technology Corp.	258,000	152
Ambassador Hotel	126,000	152
Soft-World International Corp.	31,129	152
* Via Technologies Inc.	175,000	152
Makalot Industrial Co. Ltd.	66,000	149
First Steamship Co. Ltd.	87,463	148
Formosa Epitaxy Inc.	106,000	146
Taiwan Hon Chuan Enterprise Co. Ltd.	77,485	144
Shihlin Electric & Engineering Corp.	133,000	143
T JOIN Transportation Co.	195,000	143
Wafer Works Corp.	97,372	141
Opto Technology Corp.	200,000	141
* Radium Life Tech Co. Ltd.	151,494	140
Taichung Commercial Bank	446,152	140
Global Mixed Mode Technology Inc.	31,199	138
Zinwell Corp.	81,000	138
Tong Hsing Electronic Industries Ltd.	36,165	138
Universal Cement Corp.	283,000	135
Huang Hsiang Construction Co.	82,050	135
* Walsin Technology Corp.	231,000	133
Grand Pacific Petrochemical	303,000	133
Cheng Loong Corp.	357,000	132
Gemtek Technology Corp.	96,472	131
Taiwan Navigation Co. Ltd.	105,000	131
Wah Lee Industrial Corp.	89,732	131
Chin-Poon Industrial Co.	177,072	130
Yung Shin Pharmaceutical Industrial Co. Ltd.	123,617	130
Sonix Technology Co. Ltd.	64,000	130
Cyberlink Corp.	31,169	130
Global Unichip Corp.	33,649	129
Wistron NeWeb Corp.	64,700	128
BES Engineering Corp.	545,000	127
Formosan Rubber Group Inc.	173,035	127
* Shining Building Business Co. Ltd.	127,000	126
Taiwan Life Insurance Co. Ltd.	126,332	125
* Evergreen International Storage & Transport Corp.	160,020	124
* Sanyang Industry Co. Ltd.	263,000	123
Career Technology Co. Ltd.	131,000	123
* Compeq Manufacturing Co.	448,000	122
China Bills Finance Corp.	448,800	122
Systex Corp.	83,000	121
Firich Enterprises Co. Ltd.	56,026	121
CyberTAN Technology Inc.	111,584	121
Shinkong Textile Co. Ltd.	104,000	120
* Visual Photonics Epitaxy Co. Ltd.	56,000	120
King Slide Works Co. Ltd.	23,500	120
* Taiwan TEA Corp.	200,293	119
International Games System Co. Ltd.	19,213	118
Dynapack International Technology Corp.	41,299	118
* ProMOS Technologies Inc.	2,191,000	118
Shin Zu Shing Co. Ltd.	36,224	117
Sincere Navigation	102,000	116
Chong Hong Construction Co.	56,800	116

Merida Industry Co. Ltd.	71,150	116
* Sunplus Technology Co. Ltd.	156,000	116
Continental Holdings Corp.	301,000	115
Asia Vital Components Co. Ltd.	95,000	115
* Prince Housing & Development Corp.	247,000	115
Chinese Gamer International Corp.	13,000	115
United Integrated Services Co. Ltd.	90,000	113
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	83,000	113
Ardentec Corp.	143,978	112
* Mosel Vitelic Inc.	248,988	111
Syncmold Enterprise Corp.	52,000	111
* Etron Technology Inc.	148,000	110
Avermedia Technologies	85,290	110
AcBel Polytech Inc.	141,000	109
Chung Hsin Electric & Machinery Manufacturing Corp.	193,000	108
Taiwan Cogeneration Corp.	188,000	108
Hung Sheng Construction Co. Ltd.	191,000	107
Senao International Co. Ltd.	71,000	106
Getac Technology Corp.	162,000	105
* Mercuries & Associates Ltd.	179,000	104
* TA Chen Stainless Pipe	148,000	102
Shih Wei Navigation Co. Ltd.	71,335	102
ITEQ Corp.	67,000	102
Central Reinsurance Co. Ltd.	212,000	101
Lealea Enterprise Co. Ltd.	256,038	101
* King's Town Construction Co. Ltd.	107,000	98
Elitegroup Computer Systems Co. Ltd.	263,000	97
Accton Technology Corp.	196,000	97
Quanta Storage Inc.	76,160	97
Aten International Co. Ltd.	55,260	97
Everlight Chemical Industrial Corp.	104,000	96
Kindom Construction Co.	133,000	96
Zyxel Communications Corp.	160,000	96
Nien Hsing Textile Co. Ltd.	162,000	95
Sunrex Technology Corp.	96,000	94
Yeun Chyang Industrial Co. Ltd.	136,159	94
China Metal Products	68,939	94
Alpha Networks Inc.	122,919	94
* Kuoyang Construction Co. Ltd.	152,000	93
Sitronix Technology Corp.	53,218	90
Sinyi Realty Co.	59,988	90
MIN AIK Technology Co. Ltd.	53,900	90
Springsoft Inc.	92,000	89
KYE Systems Corp.	96,862	89
* Taiwan Styrene Monomer	204,000	89
* Taiwan Paiho Ltd.	101,000	86
AV Tech Corp.	30,053	85
Silitech Technology Corp.	30,080	85
Pihsiang Machinery Manufacturing Co. Ltd.	51,000	85
HUA ENG Wire & Cable	248,000	84
* Ho Tung Chemical Corp.	167,000	84
Gold Circuit Electronics Ltd.	230,280	83
* Federal Corp.	130,000	83
* L&K Engineering Co. Ltd.	76,000	82
A-DATA Technology Co. Ltd.	48,000	82
Taiwan Fire & Marine Insurance Co.	99,000	81
Chun Yuan Steel	201,280	81
Weltrend Semiconductor	114,000	80

Taiwan Semiconductor Co. Ltd.	105,000	80
* Holtek Semiconductor Inc.	55,000	80
San Shing Fastech Corp.	92,000	80
Tsann Kuen Enterprise Co. Ltd.	43,010	80
Hsin Kuang Steel Co. Ltd.	93,249	80
Globe Union Industrial Corp.	68,000	79
Long Chen Paper Co. Ltd.	250,245	78
Long Bon International Co. Ltd.	194,000	78
ICP Electronics Inc.	61,214	78
Topco Scientific Co. Ltd.	59,600	75
Bright Led Electronics Corp.	60,000	74
* Giantplus Technology Co. Ltd.	143,000	74
E-Ton Solar Tech Co. Ltd.	49,477	74
* Concord Securities Corp.	245,000	73
Sheng Yu Steel Co. Ltd.	111,000	73
Asia Polymer	80,000	73
Chung Hwa Pulp Corp.	155,000	71
Lite-On Semiconductor Corp.	116,000	70
Advanced International Multitech Co. Ltd.	38,000	68
Kinik Co.	52,000	68
Merry Electronics Co. Ltd.	46,000	68
Hsing TA Cement Co.	220,000	68
* Microelectronics Technology Inc.	108,000	66
GeoVision Inc.	20,000	65
Taiwan Mask Corp.	169,000	63
* Chia Hsin Cement Corp.	129,000	62
Southeast Cement Co. Ltd.	162,000	60
* Bank of Kaohsiung	163,000	60
* Jenn Feng New Energy Co. Ltd.	52,000	59
* Sampo Corp.	370,000	58
* Gloria Material Technology Corp.	104,000	57
O-TA Precision Industry Co. Ltd.	42,000	55
Hung Poo Real Estate Development Corp.	47,000	54
Basso Industry Corp.	57,000	52
Forhouse Corp.	49,000	49
Tyntek Corp.	63,000	49
* Etron Technology Inc. Rights Exp 08/06/2010	6,711	1
		35,140
Thailand (0.6%)
* Sahaviriya Steel Industries PCL	8,318,800	413
Glow Energy PCL (Foreign)	277,700	347
Hana Microelectronics PCL (Foreign)	326,300	281
Minor International PCL (Foreign)	718,800	245
Thanachart Capital PCL	247,900	231
Bumrungrad Hospital PCL (Foreign)	177,513	161
Bangkok Expressway PCL (Foreign)	278,700	157
Precious Shipping PCL	269,200	154
* True Corp. PCL	1,037,900	142
Pruksa Real Estate PCL	190,400	141
Thai Plastic & Chemical PCL (Foreign)	241,400	140
LPN Development PCL	462,300	132
Tisco Financial Group PCL (Foreign)	139,500	127
Samart Corp. PCL	574,600	123
CalComp Electronics Thailand PCL (Foreign)	863,700	99
Kiatnakin Bank PCL	104,000	98
CPN Retail Growth Leasehold Property Fund	283,300	95
* G J Steel PCL	14,754,700	92

* Sahaviriya Steel Industries PCL	1,552,700	77
Kim Eng Securities Thailand PCL	129,300	53
Khon Kaen Sugar Industry PCL	140,500	50
* Asian Property Development PCL	259,800	50
* G J Steel PCL (Local)	8,052,500	50
* TPI Polene PCL	117,600	48
* Minor International PCL Warrants Exp. 05/18/2013	71,880	5
		3,511
Turkey (0.6%)
Ulker Biskuvi Sanayi AS	144,894	415
* TAV Havalimanlari Holding AS	74,443	316
* Petkim Petrokimya Holding	215,726	313
* Turk Ekonomi Bankasi AS	140,505	199
Tofas Turk Otomobil Fabrikasi AS	45,799	175
* Fortis Bank AS	133,460	156
* Dogan Yayin Holding AS	139,239	143
Aksigorta AS	109,173	138
* Turk Sise ve Cam Fabrikalari AS	100,736	126
* Tekfen Holding AS	36,793	123
Aygaz A.S.	25,578	113
Albaraka Turk Katilim Bankasi AS	64,816	112
Yazicilar Holding AS Class A	15,985	108
* Akenerji Elektrik Uretim AS	49,987	108
* Trakya Cam Sanayi AS	73,971	107
Cimsa Cemento Sanayi ve Ticaret A.S.	17,057	106
Sekerbank TAS	92,262	100
Turkiye Sinai Kalkinma Bankasi AS	68,663	94
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	57,261	88
Hurriyet Gazetecilik AS	80,438	84
Akcansa Cimento AS	15,369	75
* Dogus Otomotiv Servis ve Ticaret AS	14,767	72
Aselsan Elektronik Sanayi Ve Ticaret AS	17,202	64
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	154,554	61
* Zorlu Enerji Elektrik Uretim AS	32,490	56
* Is Gayrimenkul Yatirim Ortakligi AS	52,801	55
* Vestel Elektronik Sanayi	35,221	53
* Alarko Holding AS	23,271	51
		3,611
United Kingdom (14.3%)
ARM Holdings PLC	441,365	2,270
Aggreko PLC	91,277	2,194
Serco Group PLC	156,483	1,359
SSL International PLC	71,134	1,317
Intertek Group PLC	52,529	1,300
Weir Group PLC	69,067	1,273
Investec PLC	162,887	1,264
Informa PLC	192,142	1,183
IMI PLC	105,415	1,180
Dimension Data Holdings PLC	575,473	1,112
* GKN PLC	523,079	1,109
Amlin PLC	160,806	1,072
Pennon Group PLC	114,296	1,057
Meggitt PLC	224,563	1,054
Babcock International Group PLC	115,997	1,008
Petropavlovsk PLC	61,405	972
Croda International PLC	44,821	907
* Premier Oil PLC	39,330	900

* Travis Perkins PLC	67,142	888
Firstgroup PLC	153,132	884
IG Group Holdings PLC	116,393	864
Balfour Beatty PLC	215,679	842
Mondi PLC	119,121	842
* Dana Petroleum PLC	31,155	836
Arriva PLC	65,011	785
Homeserve PLC	22,490	769
John Wood Group PLC	133,988	752
Aberdeen Asset Management PLC	340,796	751
* Misys PLC	186,204	737
Derwent London PLC	35,007	736
* Inchcape PLC	156,832	735
* Soco International PLC	108,220	712
Rotork PLC	30,034	711
Catlin Group Ltd.	115,105	694
Hiscox Ltd.	123,738	691
* Mitchells & Butlers PLC	136,817	669
Spirax-Sarco Engineering PLC	26,924	659
London Stock Exchange Group PLC	64,927	659
Northumbrian Water Group PLC	125,445	653
* Cookson Group PLC	92,925	648
Michael Page International PLC	106,195	646
Melrose PLC	174,988	641
* easyJet PLC	102,159	641
* National Express Group PLC	168,860	619
Charter International PLC	54,339	615
Halma PLC	134,807	587
Stagecoach Group PLC	222,164	587
Spectris PLC	41,315	587
Carillion PLC	124,139	586
Britvic PLC	76,410	576
* Berkeley Group Holdings PLC	44,564	567
Electrocomponents PLC	158,571	560
Chemring Group PLC	12,205	553
Victrex PLC	28,774	551
* Persimmon PLC	99,180	550
Halfords Group PLC	72,699	549
Henderson Group PLC	265,566	545
Hikma Pharmaceuticals PLC	47,756	537
Ultra Electronics Holdings PLC	21,077	534
Intermediate Capital Group PLC	125,621	523
Great Portland Estates PLC	108,708	514
Chloride Group PLC	86,578	507
Greene King PLC	72,808	506
Spirent Communications PLC	251,737	506
Premier Farnell PLC	134,266	504
* DSG International PLC	1,194,721	503
Aveva Group PLC	23,802	497
Shaftesbury PLC	78,805	494
Jardine Lloyd Thompson Group PLC	53,107	492
Lancashire Holdings Ltd.	57,567	485
* Barratt Developments PLC	315,707	477
BBA Aviation PLC	153,902	474
Close Brothers Group PLC	44,778	472
* Heritage Oil PLC	71,536	461
* Telecity Group PLC	64,881	441
* Taylor Wimpey PLC	1,047,778	435

	Rightmove PLC	41,864	429
	Brit Insurance Holdings NV	27,264	427
	Micro Focus International PLC	65,845	427
	Millennium & Copthorne Hotels PLC	55,741	425
*	Debenhams PLC	435,581	420
	Ashmore Group PLC	93,500	414
	QinetiQ Group PLC	212,946	412
	Atkins WS PLC	36,584	410
	PZ Cussons PLC	74,794	403
	Mitie Group PLC	119,522	392
	Tullett Prebon PLC	72,247	386
	Hunting PLC	46,273	378
*,^ Talvivaara Mining Co. PLC		58,857	376
	De La Rue PLC	32,607	375
	Pace PLC	107,430	356
	Bellway PLC	39,099	355
	Davis Service Group PLC	60,561	355
	Kesa Electricals PLC	178,327	351
	WH Smith PLC	51,399	342
	Beazley PLC	180,552	340
*	CSR PLC	62,022	333
	DS Smith PLC	147,339	331
	Morgan Crucible Co. PLC	98,163	331
	International Personal Finance PLC	86,655	330
	Forth Ports PLC	16,331	326
	Fidessa Group PLC	14,148	325
	BSS Group PLC	46,073	323
	JD Wetherspoon PLC	45,910	315
*	SIG PLC	194,424	309
	Regus PLC	255,013	300
*	Yell Group PLC	775,291	293
*	SDL PLC	34,678	293
*	BTG PLC	87,424	292
	Filtrona PLC	76,269	287
	Hargreaves Lansdown PLC	50,191	285
	Restaurant Group PLC	79,238	285
	St. James's Place PLC	65,578	284
	Dignity PLC	25,781	284
	Rank Group PLC	152,243	284
	Marston's PLC	184,482	278
*	Enterprise Inns PLC	170,950	275
	Senior PLC	135,304	271
	Wellstream Holdings PLC	33,897	267
	Mothercare PLC	32,532	266
	Ferrexpo PLC	61,100	265
	Ashtead Group PLC	172,418	262
	Domino's Pizza UK & IRL PLC	40,609	261
	Dairy Crest Group PLC	42,498	257
	Hochschild Mining PLC	56,424	256
*	Colt Group SA	126,185	255
	Cranswick PLC	18,517	253
	Go-Ahead Group PLC	14,268	250
*	Punch Taverns PLC	216,171	249
	Savills PLC	49,342	247
	Xchanging PLC	78,476	246
	Genus PLC	21,899	246
	RPS Group PLC	80,097	245
*	Galiform PLC	216,694	244

Bodycote PLC	65,426	243
* Premier Foods PLC	804,744	240
Carpetright PLC	20,519	238
* Bovis Homes Group PLC	43,891	237
Greggs PLC	33,766	235
N Brown Group PLC	65,796	234
Kier Group PLC	14,204	231
JKX Oil & Gas PLC	50,664	230
Lamprell PLC	52,524	225
Big Yellow Group PLC	45,467	221
BlueBay Asset Management PLC	49,832	220
Shanks Group PLC	131,702	216
Fenner PLC	61,538	213
Paragon Group of Cos. PLC	98,747	212
Rathbone Brothers PLC	16,290	212
Helical Bar PLC	43,941	205
Elementis PLC	160,277	195
Keller Group PLC	22,633	195
ITE Group PLC	83,558	195
* Sports Direct International PLC	111,224	192
* Salamander Energy PLC	49,964	188
Synergy Health PLC	17,647	185
Renishaw PLC	13,873	181
Grainger PLC	101,843	181
Dechra Pharmaceuticals PLC	27,401	179
* Gem Diamonds Ltd.	51,789	178
* Redrow PLC	105,704	178
Dunelm Group PLC	28,246	177
Chaucer Holdings PLC	242,414	176
Laird PLC	90,728	175
Computacenter PLC	40,403	174
Novae Group PLC	34,254	172
Brewin Dolphin Holdings PLC	89,484	171
Interserve PLC	52,792	164
Wincanton PLC	43,018	160
* Unite Group PLC	50,895	151
^ Development Securities PLC	37,592	147
Kcom Group PLC	191,482	147
Mcbride PLC	65,858	144
* Trinity Mirror PLC	86,152	144
Galliford Try PLC	29,519	143
^ HMV Group PLC	146,197	138
* ST Modwen Properties PLC	48,878	133
Sthree PLC	31,980	131
Euromoney Institutional Investor PLC	13,533	128
Game Group PLC	112,896	126
Morgan Sindall Group PLC	14,690	126
Hampson Industries PLC	130,484	126
Headlam Group PLC	30,747	123
Chesnara PLC	35,821	121
eaga PLC	70,751	118
* Wolfson Microelectronics PLC	42,790	116
PayPoint PLC	22,007	114
Workspace Group PLC	369,604	114
Evolution Group PLC	85,284	112
Smiths News PLC	63,831	112
WSP Group PLC	20,386	112
* Yule Catto & Co. PLC	34,451	111

Collins Stewart PLC		97,022	110
Northern Foods PLC		159,350	109
Spice PLC		121,518	108
Robert Wiseman Dairies PLC		13,415	106
Moneysupermarket.com Group PLC		95,139	104
Severfield-Rowen PLC		30,292	104
F&C Asset Management PLC		130,038	103
Holidaybreak PLC		25,062	102
Marshalls PLC		70,495	100
Robert Walters PLC		27,614	96
PV Crystalox Solar PLC		97,494	91
Melrose Resources PLC		18,482	90
Mouchel Group PLC		39,803	78
Invista Foundation Property Trust Ltd.		119,398	77
* Johnston Press PLC		199,912	63
Speedy Hire PLC		172,205	63
Daejan Holdings PLC		1,645	60
* CLS Holdings PLC		8,189	57
Bloomsbury Publishing PLC		27,945	54
* UK Coal PLC		94,994	53
Mucklow A & J Group PLC		12,609	52
888 Holdings PLC		67,094	51
* Arena Leisure PLC		71,772	42
* JJB Sports PLC		205,924	39
* Southern Cross Healthcare Ltd.		76,862	39
Connaught PLC		50,771	28
			88,790
Total Common Stocks (Cost $564,750)			620,132
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (4.1%)
Money Market Fund (4.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
$25,532)	0.297%	25,531,962	25,532

Total Investments (104.0%) (Cost $590,282)			645,664
Other Assets and Liabilities-Net (-4.0%)[2]			(24,935)
Net Assets (100%)			620,729

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $23,122,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $25,105,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	115,821	----	—
Common Stocks—Other	----	504,250	61
Temporary Cash Investments	25,532	—	—
Total	141,353	504,250	61

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2010:

Investments in
Common Stocks—Other
($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2009	—
Total Purchases	48
Transfers into Level 3	34
Change in Unrealized Appreciation (Depreciation)	(21)
Balance as of July 31, 2010	61

D. At July 31, 2010, the cost of investment securities for tax purposes was $592,255,000. Net unrealized appreciation of investment securities for tax purposes was $53,409,000, consisting of unrealized gains of $85,001,000 on securities that had risen in value since their purchase and $31,592,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 23, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.